UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-22696

Victory Portfolios II

(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio	44144
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Item 1. Reports to Stockholders.

December 31, 2022 Semi Annual Report Victory US 500 Enhanced Volatility Wtd Index Fund Victory Market Neutral Income Fund

vcm.com News, Information And Education 24 Hours A Day, 7 Days A Week The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes: • Detailed performance records • Daily share prices • The latest fund news • Investment resources to help you become a better investor • A section dedicated to investment professionals Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

TABLE OF CONTENTS Victory Portfolios II 1 Investment Objectives and Portfolio Holdings 4 Schedules of Portfolio Investments Victory US 500 Enhanced Volatility Wtd Index Fund 5 Victory Market Neutral Income Fund 14 Financial Statements Statements of Assets and Liabilities 29 Statements of Operations 30 Statements of Changes in Net Assets 31 Financial Highlights 33 Notes to Financial Statements 38 Supplemental Information 46 Proxy Voting and Portfolio Holdings Information 46 Expense Examples 46 Advisory Contract Approval 47 Privacy Policy (inside back cover)

2 Call Victory at: 800-539-FUND (800-539-3863) 800-235-8396 for Member Class Visit our website at: vcm.com IRA DISTRIBUTION WITHHOLDING DISCLOSURE We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent. If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution. For more specific information, please consult your tax adviser. The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds. For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money. The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results. • NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

3 Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index before fees and expenses. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Merck & Co., Inc. 0.4% Gilead Sciences, Inc. 0.4% Johnson & Johnson 0.4% Arch Capital Group Ltd. 0.4% Amgen, Inc. 0.4% Bristol-Myers Squibb Co. 0.4% AbbVie, Inc. 0.4% PepsiCo, Inc. 0.4% McDonald's Corp. 0.3% The Coca-Cola Co. 0.3% Sector Allocation*: December 31, 2022 (% of Net Assets) Financials 16.7% Industrials 16.0% Health Care 14.7% Real Estate 0.2% Communication Services 4.0% Energy 4.1% Materials 5.5% Utilities 7.8% Consumer Discretionary 8.4% Consumer Staples 9.2% Information Technology 13.2% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

4 Victory Portfolios II Victory Market Neutral Income Fund December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide high current income. Top 10 Holdings*: December 31, 2022 (% of Net Assets) NorthWestern Corp. 0.5% Fulton Financial Corp. 0.5% Avista Corp. 0.5% The Siam Cement PCL 0.5% Land & Houses PCL 0.5% Tenaga Nasional Bhd 0.5% Merck & Co., Inc. 0.4% Agricultural Bank of China Ltd., Class H 0.4% Gilead Sciences, Inc. 0.4% Bank of China Ltd., Class H 0.4% Sector Allocation*: December 31, 2022 (% of Net Assets) Financials 21.6% Utilities 10.9% Materials 9.1% Real Estate 1.7% Health Care 3.8% Information Technology 5.3% Consumer Discretionary 6.4% Communication Services 7.0% Energy 7.2% Consumer Staples 7.6% Industrials 8.4% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

Schedule of Portfolio Investments
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)		
Communication Services (4.0%):		
Alphabet, Inc., Class A (a)	764	$ 67,408
AT&T, Inc.	6,239	114,860
Charter Communications, Inc., Class A (a)	216	73,246
Comcast Corp., Class A	3,081	107,743
DISH Network Corp., Class A (a)	2,900	40,716
Electronic Arts, Inc.	891	108,862
Endeavor Group Holdings, Inc., Class A (a)	3,129	70,528
Fox Corp., Class A	3,016	91,596
Liberty Broadband Corp., Class C (a)	930	70,931
Lumen Technologies, Inc.	7,793	40,679
Match Group, Inc. (a)	871	36,138
Meta Platforms, Inc., Class A (a)	307	36,944
Netflix, Inc. (a)	191	56,322
News Corp., Class A	5,036	91,655
Omnicom Group, Inc.	1,322	107,836
Paramount Global, Class B	2,423	40,900
Pinterest, Inc., Class A (a)	1,601	38,872
Sirius XM Holdings, Inc. (b)	20,285	118,464
Take-Two Interactive Software, Inc. (a)	579	60,291
The Interpublic Group of Cos., Inc.	3,124	104,060
The Trade Desk, Inc., Class A (a)	525	23,536
The Walt Disney Co. (a)	832	72,284
T-Mobile U.S., Inc. (a)	704	98,560
Verizon Communications, Inc.	3,347	131,872
Warner Music Group Corp., Class A	2,437	85,344
ZoomInfo Technologies, Inc. (a)	988	29,749
		1,919,396
Consumer Discretionary (8.4%):		
Advance Auto Parts, Inc.	514	75,573
Airbnb, Inc., Class A (a)	440	37,620
Amazon.com, Inc. (a)	485	40,740
Aptiv PLC (a)	627	58,393
Aramark	2,595	107,277
AutoZone, Inc. (a)	46	113,444
Best Buy Co., Inc.	984	78,927
Booking Holdings, Inc. (a)	37	74,565
Burlington Stores, Inc. (a)	382	77,454
CarMax, Inc. (a)	772	47,007
Chipotle Mexican Grill, Inc. (a)	44	61,050
D.R. Horton, Inc.	988	88,070
Darden Restaurants, Inc.	678	93,788
Dollar General Corp.	374	92,098
Dollar Tree, Inc. (a)	514	72,700
Domino's Pizza, Inc.	258	89,371
Etsy, Inc. (a)	367	43,959
Expedia Group, Inc. (a)	568	49,757
Ford Motor Co.	4,078	47,427
Garmin Ltd.	1,108	102,257
General Motors Co.	1,799	60,518
Genuine Parts Co.	799	138,635
Hasbro, Inc.	1,281	78,154
Hilton Worldwide Holdings, Inc.	619	78,217
Hyatt Hotels Corp., Class A (a)	787	71,184
Lennar Corp., Class A	911	82,446
LKQ Corp.	1,623	86,684
Lowe's Cos., Inc.	509	101,413
Marriott International, Inc., Class A	526	78,316
McDonald's Corp.	622	163,916
MGM Resorts International	1,929	64,679
NIKE, Inc., Class B	759	88,811
NVR, Inc. (a)	21	96,864
O'Reilly Automotive, Inc. (a)	140	118,164

See notes to financial statements.
5

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Pool Corp.	221	$ 66,815
PulteGroup, Inc.	1,729	78,721
Ross Stores, Inc.	762	88,445
Service Corp. International	1,626	112,422
Starbucks Corp.	1,015	100,688
Target Corp.	417	62,150
Tesla, Inc. (a)	167	20,571
The Home Depot, Inc.	353	111,499
The TJX Cos., Inc.	1,427	113,589
Tractor Supply Co.	458	103,036
Ulta Beauty, Inc. (a)	181	84,902
Vail Resorts, Inc.	367	87,475
VF Corp.	2,007	55,413
Williams-Sonoma, Inc.	381	43,785
Yum! Brands, Inc.	1,137	145,627
		4,034,616
Consumer Staples (9.2%):		
Albertsons Cos., Inc., Class A	3,789	78,584
Altria Group, Inc.	2,610	119,303
Archer-Daniels-Midland Co.	1,135	105,385
BJ's Wholesale Club Holdings, Inc. (a)	933	61,727
Brown-Forman Corp., Class B	1,734	113,889
Bunge Ltd.	959	95,679
Campbell Soup Co.	2,573	146,018
Church & Dwight Co., Inc.	1,469	118,416
Colgate-Palmolive Co.	1,906	150,174
Conagra Brands, Inc.	3,424	132,509
Constellation Brands, Inc., Class A	545	126,304
Costco Wholesale Corp.	185	84,452
Darling Ingredients, Inc. (a)	900	56,331
General Mills, Inc.	1,792	150,259
Hormel Foods Corp.	2,905	132,323
Kellogg Co.	1,983	141,269
Keurig Dr Pepper, Inc.	3,963	141,321
Kimberly-Clark Corp.	1,062	144,167
Lamb Weston Holdings, Inc.	1,217	108,751
McCormick & Co., Inc.	1,448	120,025
Molson Coors Beverage Co., Class B	1,946	100,258
Mondelez International, Inc., Class A	2,421	161,360
Monster Beverage Corp. (a)	1,148	116,556
PepsiCo, Inc.	941	170,001
Philip Morris International, Inc.	1,272	128,739
Sysco Corp.	1,241	94,874
The Clorox Co.	622	87,285
The Coca-Cola Co.	2,541	161,633
The Estee Lauder Cos., Inc.	303	75,177
The Hershey Co.	642	148,668
The J.M. Smucker Co.	845	133,899
The Kraft Heinz Co.	3,062	124,654
The Kroger Co.	1,924	85,772
The Procter & Gamble Co.	967	146,559
Tyson Foods, Inc., Class A	1,449	90,200
Walgreens Boots Alliance, Inc.	3,151	117,721
Walmart, Inc.	825	116,977
		4,387,219
Energy (4.1%):		
Antero Resources Corp. (a)	1,250	38,738
APA Corp.	1,320	61,618
Chesapeake Energy Corp.	630	59,453
Chevron Corp.	589	105,720
ConocoPhillips	665	78,470
Coterra Energy, Inc.	2,108	51,794
Devon Energy Corp.	798	49,085
Diamondback Energy, Inc.	462	63,192

See notes to financial statements.
6

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

Schedule of Portfolio Investments *— continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
EOG Resources, Inc.	564	$	73,049
Exxon Mobil Corp.	895		98,718
Halliburton Co.	2,066		81,297
Hess Corp.	582		82,539
HF Sinclair Corp.	1,224		63,513
Kinder Morgan, Inc.	6,375		115,260
Marathon Oil Corp.	2,299		62,234
Marathon Petroleum Corp.	863		100,445
Occidental Petroleum Corp.	727		45,794
ONEOK, Inc.	1,531		100,587
Ovintiv, Inc.	960		48,682
Phillips 66	881		91,694
Pioneer Natural Resources Co.	309		70,573
Schlumberger Ltd.	1,627		86,979
Targa Resources Corp.	1,159		85,186
Texas Pacific Land Corp.	34		79,704
The Williams Cos., Inc.	3,315		109,063
Valero Energy Corp.	596		75,609
			1,978,996
Financials (16.7%):			
Aflac, Inc.	2,208		158,843
Ally Financial, Inc.	2,167		52,983
American Express Co.	560		82,740
American Financial Group, Inc.	883		121,218
American International Group, Inc.	1,713		108,330
Ameriprise Financial, Inc.	321		99,950
Aon PLC, Class A	387		116,154
Arch Capital Group Ltd. (a)	2,862		179,676
Ares Management Corp., Class A	865		59,201
Arthur J. Gallagher & Co.	641		120,854
Bank of America Corp.	2,847		94,293
Berkshire Hathaway, Inc., Class B (a)	514		158,775
BlackRock, Inc.	139		98,500
Blackstone, Inc.	622		46,146
Brown & Brown, Inc.	1,637		93,260
Capital One Financial Corp.	732		68,047
Cboe Global Markets, Inc.	1,019		127,854
Chubb Ltd.	715		157,729
Cincinnati Financial Corp.	959		98,192
Citigroup, Inc.	1,846		83,495
Citizens Financial Group, Inc.	2,322		91,417
CME Group, Inc.	607		102,073
Comerica, Inc.	1,045		69,858
Discover Financial Services	731		71,514
East West Bancorp, Inc.	1,083		71,370
Equitable Holdings, Inc.	2,888		82,886
Erie Indemnity Co., Class A	556		138,288
Everest Re Group Ltd.	443		146,753
F&G Annuities & Life, Inc. (a)	101		2,021
FactSet Research Systems, Inc.	261		104,716
Fidelity National Financial, Inc.	2,753		103,568
Fifth Third Bancorp	2,554		83,797
First Citizens BancShares, Inc., Class A	99		75,078
First Republic Bank	581		70,818
Franklin Resources, Inc.	3,386		89,323
Globe Life, Inc.	1,228		148,035
Huntington Bancshares, Inc.	6,783		95,640
Interactive Brokers Group, Inc.	1,389		100,494
Intercontinental Exchange, Inc.	1,069		109,669
JPMorgan Chase & Co.	911		122,165
KeyCorp	5,149		89,696
KKR & Co., Inc.	1,241		57,607
Loews Corp.	2,454		143,142
LPL Financial Holdings, Inc.	327		70,688

See notes to financial statements.
7

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
M&T Bank Corp.	498	$ 72,240
Markel Corp. (a)	108	142,289
MarketAxess Holdings, Inc.	337	93,986
Marsh & McLennan Cos., Inc.	761	125,930
MetLife, Inc.	1,824	132,003
Moody's Corp.	348	96,960
Morgan Stanley	1,117	94,967
Morningstar, Inc.	361	78,189
MSCI, Inc.	179	83,265
Nasdaq, Inc.	1,984	121,718
Northern Trust Corp.	994	87,959
Principal Financial Group, Inc.	1,279	107,334
Prudential Financial, Inc.	1,089	108,312
Raymond James Financial, Inc.	850	90,822
Regions Financial Corp.	3,843	82,855
Rocket Cos., Inc., Class A (b)	6,589	46,123
Ryan Specialty Holdings, Inc. (a)	1,887	78,329
S&P Global, Inc.	308	103,162
Signature Bank	317	36,525
State Street Corp.	1,150	89,205
SVB Financial Group (a)	131	30,148
Synchrony Financial	2,209	72,588
T. Rowe Price Group, Inc.	684	74,597
The Allstate Corp.	953	129,227
The Bank of New York Mellon Corp.	2,377	108,201
The Carlyle Group, Inc.	1,936	57,770
The Charles Schwab Corp.	1,120	93,251
The Goldman Sachs Group, Inc.	306	105,074
The Hartford Financial Services Group, Inc.	1,819	137,935
The PNC Financial Services Group, Inc.	676	106,767
The Progressive Corp.	962	124,781
The Travelers Cos., Inc.	815	152,804
Tradeweb Markets, Inc., Class A	1,409	91,486
Truist Financial Corp.	2,171	93,418
U.S. Bancorp	2,383	103,923
W.R. Berkley Corp.	2,000	145,140
Wells Fargo & Co.	1,960	80,928
		7,947,067
Health Care (14.7%):		
Abbott Laboratories	1,157	127,027
AbbVie, Inc.	1,053	170,175
Agilent Technologies, Inc.	678	101,463
Align Technology, Inc. (a)	219	46,187
AmerisourceBergen Corp.	905	149,968
Amgen, Inc.	658	172,817
Avantor, Inc. (a)	3,218	67,868
Baxter International, Inc.	1,948	99,290
Becton Dickinson and Co.	531	135,033
Biogen, Inc. (a)	459	127,106
BioMarin Pharmaceutical, Inc. (a)	973	100,696
Bio-Techne Corp.	899	74,509
Boston Scientific Corp. (a)	2,637	122,014
Bristol-Myers Squibb Co.	2,377	171,025
Catalent, Inc. (a)	840	37,808
Centene Corp. (a)	1,104	90,539
Charles River Laboratories International, Inc. (a)	331	72,125
Cigna Corp.	399	132,205
CVS Health Corp.	1,250	116,488
Danaher Corp.	346	91,835
Dexcom, Inc. (a)	693	78,475
Edwards Lifesciences Corp. (a)	916	68,343
Elevance Health, Inc.	227	116,444
Eli Lilly & Co.	346	126,581
Gilead Sciences, Inc.	2,309	198,228

See notes to financial statements.
8

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Unaudited)

Security Description	Shares		Value
HCA Healthcare, Inc.	356	$	85,426
Henry Schein, Inc. (a)	1,643		131,226
Hologic, Inc. (a)	1,733		129,646
Horizon Therapeutics PLC (a)	1,239		140,998
Humana, Inc.	187		95,780
IDEXX Laboratories, Inc. (a)	212		86,488
Incyte Corp. (a)	1,551		124,576
Insulet Corp. (a)	214		62,999
Intuitive Surgical, Inc. (a)	336		89,158
IQVIA Holdings, Inc. (a)	416		85,234
Johnson & Johnson	1,068		188,662
Laboratory Corp. of America Holdings	496		116,798
McKesson Corp.	361		135,418
Medtronic PLC	1,428		110,984
Merck & Co., Inc.	1,846		204,814
Mettler-Toledo International, Inc. (a)	70		101,182
Moderna, Inc. (a)	318		57,119
Molina Healthcare, Inc. (a)	297		98,075
Neurocrine Biosciences, Inc. (a)	821		98,060
PerkinElmer, Inc.	609		85,394
Pfizer, Inc.	2,347		120,260
Quest Diagnostics, Inc.	971		151,903
R1 RCM, Inc. (a)	3,123		34,197
Regeneron Pharmaceuticals, Inc. (a)	187		134,919
Repligen Corp. (a)	243		41,142
ResMed, Inc.	421		87,623
Shockwave Medical, Inc. (a)	140		28,785
STERIS PLC	489		90,313
Stryker Corp.	491		120,045
Teleflex, Inc.	404		100,851
The Cooper Cos., Inc.	345		114,081
Thermo Fisher Scientific, Inc.	175		96,371
United Therapeutics Corp. (a)	381		105,952
UnitedHealth Group, Inc.	238		126,183
Veeva Systems, Inc., Class A (a)	313		50,512
Vertex Pharmaceuticals, Inc. (a)	363		104,827
Viatris, Inc.	7,438		82,785
Waters Corp. (a)	305		104,487
West Pharmaceutical Services, Inc.	287		67,545
Zimmer Biomet Holdings, Inc.	951		121,253
Zoetis, Inc.	677		99,214
			7,005,534
Industrials (16.0%):			
3M Co.	945		113,324
Advanced Drainage Systems, Inc.	464		38,034
AECOM	1,423		120,855
AMETEK, Inc.	1,084		151,457
Booz Allen Hamilton Holding Corp.	1,100		114,972
Builders FirstSource, Inc. (a)	1,023		66,372
C.H. Robinson Worldwide, Inc.	788		72,149
Carlisle Cos., Inc.	332		78,236
Carrier Global Corp.	2,475		102,094
Caterpillar, Inc.	498		119,301
Cintas Corp.	279		126,002
Copart, Inc. (a)	1,490		90,726
CoStar Group, Inc. (a)	941		72,720
CSX Corp.	3,463		107,284
Cummins, Inc.	493		119,449
Deere & Co.	220		94,327
Delta Air Lines, Inc. (a)	2,061		67,724
Dover Corp.	888		120,244
Eaton Corp. PLC	790		123,991
Emerson Electric Co.	1,408		135,253
Equifax, Inc.	459		89,211

See notes to financial statements.
9

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund
Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Expeditors International of Washington, Inc.	1,000	$	103,920
Fastenal Co.	2,217		104,908
FedEx Corp.	382		66,162
Fortive Corp.	1,623		104,278
Generac Holdings, Inc. (a)	215		21,642
General Dynamics Corp.	575		142,663
Graco, Inc.	1,864		125,373
HEICO Corp.	734		112,772
Honeywell International, Inc.	661		141,652
Howmet Aerospace, Inc.	2,540		100,101
Hubbell, Inc.	522		122,503
Huntington Ingalls Industries, Inc.	511		117,878
IDEX Corp.	589		134,486
Illinois Tool Works, Inc.	626		137,908
Ingersoll Rand, Inc.	1,865		97,446
J.B. Hunt Transport Services, Inc.	526		91,713
Jacobs Solutions, Inc.	873		104,821
Johnson Controls International PLC	1,852		118,528
L3Harris Technologies, Inc.	454		94,527
Leidos Holdings, Inc.	1,243		130,751
Lockheed Martin Corp.	292		142,055
Masco Corp.	1,908		89,046
Nordson Corp.	480		114,106
Norfolk Southern Corp.	449		110,643
Northrop Grumman Corp.	214		116,761
Old Dominion Freight Line, Inc.	269		76,337
Otis Worldwide Corp.	1,568		122,790
PACCAR, Inc.	1,336		132,224
Parker-Hannifin Corp.	374		108,834
Quanta Services, Inc.	542		77,235
Raytheon Technologies Corp.	1,307		131,902
Regal Rexnord Corp.	695		83,386
Republic Services, Inc.	958		123,572
Rockwell Automation, Inc.	357		91,953
Rollins, Inc.	3,212		117,367
Snap-on, Inc.	535		122,242
Southwest Airlines Co. (a)	2,233		75,185
Stanley Black & Decker, Inc.	840		63,101
Textron, Inc.	1,459		103,297
Trane Technologies PLC	671		112,788
TransDigm Group, Inc.	150		94,448
TransUnion	1,118		63,447
U-Haul Holding Co.	1,891		103,967
U-Haul Holding Co.	210		12,640
Union Pacific Corp.	565		116,995
United Parcel Service, Inc., Class B	506		87,963
United Rentals, Inc. (a)	255		90,632
Verisk Analytics, Inc.	628		110,792
W.W. Grainger, Inc.	196		109,025
Waste Management, Inc.	833		130,681
Watsco, Inc.	369		92,029
Westinghouse Air Brake Technologies Corp.	1,057		105,499
Xylem, Inc.	941		104,046
			7,634,745
Information Technology (13.2%):			
Accenture PLC, Class A	325		86,723
Adobe, Inc. (a)	188		63,268
Advanced Micro Devices, Inc. (a)	582		37,696
Akamai Technologies, Inc. (a)	1,183		99,727
Amphenol Corp., Class A	1,431		108,956
Analog Devices, Inc.	561		92,021
ANSYS, Inc. (a)	296		71,511
Apple, Inc.	588		76,399
Applied Materials, Inc.	643		62,615

See notes to financial statements.

10

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Arista Networks, Inc. (a)	589	$	71,475
Autodesk, Inc. (a)	321		59,985
Automatic Data Processing, Inc.	443		105,815
Bentley Systems, Inc., Class B	1,621		59,912
Broadcom, Inc.	166		92,816
Broadridge Financial Solutions, Inc.	625		83,831
Cadence Design Systems, Inc. (a)	420		67,469
CDW Corp.	568		101,433
Cisco Systems, Inc.	2,264		107,857
Cognizant Technology Solutions Corp., Class A	1,548		88,530
Corning, Inc.	2,794		89,240
Datadog, Inc., Class A (a)	373		27,416
Dell Technologies, Inc., Class C	1,890		76,016
Dynatrace, Inc. (a)	1,341		51,360
Enphase Energy, Inc. (a)	139		36,829
Entegris, Inc.	599		39,288
EPAM Systems, Inc. (a)	77		25,236
F5, Inc. (a)	530		76,060
Fair Isaac Corp. (a)	165		98,766
Fidelity National Information Services, Inc.	939		63,711
First Solar, Inc. (a)	444		66,507
Fiserv, Inc. (a)	986		99,655
FleetCor Technologies, Inc. (a)	441		81,003
Fortinet, Inc. (a)	1,109		54,219
Gartner, Inc. (a)	281		94,455
Gen Digital, Inc.	3,770		80,791
Global Payments, Inc.	645		64,061
GoDaddy, Inc., Class A (a)	1,008		75,419
Hewlett Packard Enterprise Co.	6,387		101,937
HP, Inc.	2,459		66,073
Intel Corp.	2,685		70,965
International Business Machines Corp.	1,012		142,581
Intuit, Inc.	149		57,994
Jack Henry & Associates, Inc.	650		114,114
Juniper Networks, Inc.	3,574		114,225
Keysight Technologies, Inc. (a)	551		94,260
KLA Corp.	176		66,357
Lam Research Corp.	134		56,320
Mastercard, Inc., Class A	285		99,103
Microchip Technology, Inc.	1,024		71,936
Micron Technology, Inc.	1,081		54,028
Microsoft Corp.	351		84,177
Monolithic Power Systems, Inc.	108		38,190
Motorola Solutions, Inc.	418		107,723
NetApp, Inc.	1,264		75,916
NVIDIA Corp.	318		46,473
NXP Semiconductors NV	411		64,950
ON Semiconductor Corp. (a)	716		44,657
Oracle Corp.	1,311		107,161
Paychex, Inc.	867		100,191
Paycom Software, Inc. (a)	160		49,650
Paylocity Holding Corp. (a)	220		42,737
PayPal Holdings, Inc. (a)	529		37,675
PTC, Inc. (a)	630		75,625
Qorvo, Inc. (a)	746		67,617
QUALCOMM, Inc.	494		54,310
Roper Technologies, Inc.	295		127,467
Salesforce, Inc. (a)	419		55,555
Seagate Technology Holdings PLC	1,117		58,765
ServiceNow, Inc. (a)	126		48,922
Skyworks Solutions, Inc.	733		66,798
SS&C Technologies Holdings, Inc.	1,918		99,851
Synopsys, Inc. (a)	205		65,454
TD SYNNEX Corp.	949		89,880

See notes to financial statements.
11

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
TE Connectivity Ltd.	751	$	86,215
Teledyne Technologies, Inc. (a)	286		114,374
Teradyne, Inc.	667		58,263
Texas Instruments, Inc.	594		98,141
Trimble, Inc. (a)	1,262		63,807
Tyler Technologies, Inc. (a)	198		63,837
VeriSign, Inc. (a)	492		101,077
Visa, Inc., Class A	484		100,556
Western Digital Corp. (a)	1,589		50,133
Zebra Technologies Corp. (a)	240		61,538
Zoom Video Communications, Inc., Class A (a)	569		38,544
			6,294,193
Materials (5.5%):			
Air Products and Chemicals, Inc.	451		139,025
Albemarle Corp.	207		44,890
Avery Dennison Corp.	524		94,844
Ball Corp.	1,341		68,579
Celanese Corp.	789		80,667
CF Industries Holdings, Inc.	604		51,461
Corteva, Inc.	1,823		107,156
Dow, Inc.	2,147		108,187
DuPont de Nemours, Inc.	1,714		117,632
Eastman Chemical Co.	1,084		88,281
Ecolab, Inc.	593		86,317
FMC Corp.	970		121,056
Freeport-McMoRan, Inc.	2,009		76,342
International Flavors & Fragrances, Inc.	873		91,525
International Paper Co.	2,947		102,055
LyondellBasell Industries NV, Class A	1,089		90,420
Martin Marietta Materials, Inc.	282		95,308
Newmont Corp.	1,942		91,662
Nucor Corp.	482		63,532
Packaging Corp.	821		105,014
PPG Industries, Inc.	710		89,275
Reliance Steel & Aluminum Co.	488		98,791
RPM International, Inc.	1,185		115,478
Steel Dynamics, Inc.	842		82,263
The Mosaic Co.	1,039		45,581
The Sherwin-Williams Co.	379		89,948
Vulcan Materials Co.	607		106,292
Westlake Corp.	861		88,287
Westrock Co.	2,191		77,036
			2,616,904
Real Estate (0.2%):			
CBRE Group, Inc., Class A (a)	1,187		91,352
Utilities (7.8%):			
Alliant Energy Corp.	2,439		134,657
Ameren Corp.	1,787		158,900
American Electric Power Co., Inc.	1,542		146,413
American Water Works Co., Inc.	823		125,442
Atmos Energy Corp.	1,354		151,743
CenterPoint Energy, Inc.	4,621		138,584
CMS Energy Corp.	2,218		140,466
Consolidated Edison, Inc.	1,608		153,259
Constellation Energy Corp.	716		61,726
Dominion Energy, Inc.	2,038		124,970
DTE Energy Co.	1,238		145,502
Duke Energy Corp.	1,546		159,223
Edison International	1,919		122,087
Entergy Corp.	1,197		134,663
Essential Utilities, Inc.	2,561		122,237
Evergy, Inc.	2,311		145,431
Eversource Energy	1,642		137,665

See notes to financial statements.
12

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Exelon Corp.	3,028	$	130,900
FirstEnergy Corp.	3,757		157,569
NextEra Energy, Inc.	1,189		99,400
NiSource, Inc.	4,944		135,564
NRG Energy, Inc.	2,342		74,522
PG&E Corp. (a)	7,043		114,519
PPL Corp.	4,888		142,827
Sempra Energy	890		137,541
The Southern Co.	1,992		142,249
WEC Energy Group, Inc.	1,475		138,296
Xcel Energy, Inc.	2,086		146,249
			3,722,604
Total Common Stocks (Cost $42,822,995)			47,632,626
Investment Companies (0.4%)			
BlackRock Liquidity Funds T-Fund, Institutional Shares, 4.02% (c)	207,096		207,096
Total Investment Companies (Cost $207,096)			207,096
Collateral for Securities Loaned (0.2%)^			
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (c)	20,324		20,324
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (c)	20,324		20,324
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (c)	20,324		20,324
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (c)	20,324		20,324
Total Collateral for Securities Loaned (Cost $81,296)			81,296
Total Investments (Cost $43,111,387) — 100.4%			47,921,018
Liabilities in excess of other assets — (0.4)%(d)			(208,778)
NET ASSETS - 100.00%		$	47,712,240

^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2022.
(d) Amount represents less than 0.05% of net assets.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date		Notional Amount		Value		Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	1	3/17/23	$	192,242	$	193,050	$	808
	Total unrealized appreciation						$	808
	Total unrealized depreciation							—
	Total net unrealized appreciation (depreciation)						$	808

See notes to financial statements.
13

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (89.0%)		
Australia (1.3%):		
Energy (0.2%):		
Woodside Energy Group Ltd.	215,225	$ 5,211,201
Financials (0.5%):		
ANZ Group Holdings Ltd. (a)	571,561	9,205,172
Westpac Banking Corp.	585,480	9,266,963
		18,472,135
Materials (0.6%):		
BHP Group Ltd.	208,075	6,444,090
Newcrest Mining Ltd.	456,002	6,392,777
Rio Tinto Ltd.	90,283	7,124,049
		19,960,916
		43,644,252
Austria (0.3%):		
Energy (0.2%):		
OMV AG	107,267	5,517,130
Financials (0.1%):		
Erste Group Bank AG	164,807	5,272,286
		10,789,416
Belgium (0.2%):		
Financials (0.2%):		
KBC Group NV	102,416	6,593,146
Brazil (1.4%):		
Communication Services (0.3%):		
Telefonica Brasil SA	1,259,800	9,101,120
Consumer Staples (0.2%):		
JBS SA	1,385,500	5,789,579
Energy (0.2%):		
Petroleo Brasileiro SA, Preference Shares	823,700	3,822,102
Ultrapar Participacoes SA	2,007,200	4,766,146
		8,588,248
Materials (0.4%):		
Cia Siderurgica Nacional SA	1,304,100	3,554,930
CSN Mineracao SA	1,711,786	1,305,828
Vale SA	451,300	7,646,743
		12,507,501
Utilities (0.3%):		
Engie Brasil Energia SA	1,366,300	9,812,056
		45,798,504
Canada (2.8%):		
Communication Services (0.7%):		
BCE, Inc.	266,259	11,700,213
TELUS Corp. (b)	517,418	9,986,802
		21,687,015
Energy (0.8%):		
Enbridge, Inc. (b)	269,073	10,518,055
Pembina Pipeline Corp.	246,618	8,372,406
TC Energy Corp.	189,420	7,552,734
		26,443,195
Financials (0.8%):		
Great-West Lifeco, Inc.	455,953	10,541,682

See notes to financial statements.
14

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Manulife Financial Corp.	436,112	$	7,779,661
Power Corp. (b)	400,543		9,423,323
			27,744,666
Utilities (0.5%):			
Algonquin Power & Utilities Corp. (b)	880,565		5,736,876
Emera, Inc.	291,240		11,132,863
			16,869,739
			92,744,615
Chile (0.8%):			
Consumer Discretionary (0.2%):			
Falabella SA	2,707,779		5,277,990
Consumer Staples (0.2%):			
Cencosud SA	4,116,557		6,780,414
Energy (0.2%):			
Empresas COPEC SA	694,161		5,176,516
Industrials (0.1%):			
Cia Sud Americana de Vapores SA	51,033,731		4,027,521
Materials (0.1%):			
Empresas CMPC SA	2,575,600		4,296,497
			25,558,938
China (4.7%):			
Consumer Staples (0.1%):			
China Feihe Ltd. (c)	4,634,000		3,923,641
Energy (0.4%):			
China Petroleum & Chemical Corp., Class H	17,008,000		8,195,133
China Shenhua Energy Co. Ltd., Class H	1,539,000		4,433,623
			12,628,756
Financials (3.4%):			
Agricultural Bank of China Ltd., Class H	41,360,000		14,149,933
Bank of China Ltd., Class H	36,846,000		13,336,422
Bank of Communications Co. Ltd., Class H	18,326,000		10,517,847
China CITIC Bank Corp. Ltd., Class H	28,147,000		12,456,398
China Construction Bank Corp., Class H	19,409,000		12,138,886
China Everbright Bank Co. Ltd., Class H	27,059,000		8,239,228
China Merchants Securities Co. Ltd., Class H (c)	5,775,000		5,655,666
China Minsheng Banking Corp. Ltd., Class H	28,980,000		10,014,762
Industrial & Commercial Bank of China Ltd., Class H	25,418,000		13,037,381
New China Life Insurance Co. Ltd., Class H	3,158,300		7,689,891
The People's Insurance Co. Group of China Ltd., Class H	11,683,000		3,865,140
			111,101,554
Industrials (0.3%):			
COSCO SHIPPING Holdings Co. Ltd., Class H	2,471,000		2,512,018
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	12,266,800		5,779,639
			8,291,657
Information Technology (0.2%):			
China Railway Signal & Communication Corp. Ltd., Class H (c)	24,306,000		7,926,813
Materials (0.3%):			
Anhui Conch Cement Co. Ltd., Class H	954,000		3,324,377
China Hongqiao Group Ltd.	4,184,000		3,946,385
China National Building Material Co. Ltd., Class H	4,516,000		3,690,107
			10,960,869
			154,833,290

See notes to financial statements.
15

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Colombia (0.1%):		
Utilities (0.1%):		
Interconexion Electrica SA ESP	1,130,052	$ 4,944,763
Czech Republic (0.3%):		
Financials (0.1%):		
Komercni Banka A/S	118,690	3,437,484
Utilities (0.2%):		
CEZ A/S	156,932	5,348,608
		8,786,092
Denmark (0.1%):		
Industrials (0.1%):		
AP Moller - Maersk A/S, Class B	1,702	3,810,764
Finland (0.5%):		
Financials (0.2%):		
Nordea Bank Abp	700,075	7,503,307
Industrials (0.3%):		
Kone Oyj, Class B	155,921	8,071,152
		15,574,459
France (2.4%):		
Communication Services (0.4%):		
Orange SA	1,241,870	12,320,226
Consumer Discretionary (0.2%):		
Cie Generale des Etablissements Michelin SCA	236,456	6,586,086
Energy (0.2%):		
TotalEnergies SE (b)	112,875	7,084,513
Financials (0.9%):		
Amundi SA (c)	110,441	6,262,099
AXA SA	270,951	7,546,408
BNP Paribas SA	106,316	6,052,683
Credit Agricole SA	564,421	5,936,493
Societe Generale SA	180,600	4,529,462
		30,327,145
Industrials (0.3%):		
Bouygues SA	327,243	9,813,194
Utilities (0.4%):		
Engie SA	470,818	6,734,602
Veolia Environnement SA	213,918	5,495,717
		12,230,319
		78,361,483
Germany (1.7%):		
Consumer Discretionary (0.3%):		
Bayerische Motoren Werke AG	71,955	6,369,631
Mercedes-Benz Group AG	85,689	5,602,828
		11,972,459
Financials (0.3%):		
Allianz SE, Registered Shares	41,639	8,891,064
Industrials (0.2%):		
Deutsche Post AG, Registered Shares	147,925	5,535,550

See notes to financial statements.
16

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Materials (0.6%):			
BASF SE	120,330	$	5,924,039
Evonik Industries AG	315,157		6,010,394
HeidelbergCement AG	121,397		6,877,988
			18,812,421
Real Estate (0.1%):			
Vonovia SE	196,295		4,623,350
Utilities (0.2%):			
E.ON SE	743,525		7,391,076
			57,225,920
Hong Kong (1.0%):			
Industrials (0.3%):			
CK Hutchison Holdings Ltd.	1,405,000		8,417,632
Real Estate (0.5%):			
Henderson Land Development Co. Ltd.	2,473,000		8,609,510
Swire Pacific Ltd., Class A	882,500		7,736,338
			16,345,848
Utilities (0.2%):			
Hong Kong & China Gas Co. Ltd.	7,870,000		7,464,405
			32,227,885
India (2.0%):			
Communication Services (0.1%):			
Indus Towers Ltd.	1,629,109		3,740,668
Consumer Discretionary (0.3%):			
Bajaj Auto Ltd.	193,647		8,444,313
Consumer Staples (0.3%):			
ITC Ltd.	2,539,998		10,167,597
Energy (0.3%):			
Bharat Petroleum Corp. Ltd.	1,764,948		7,036,127
Hindustan Petroleum Corp. Ltd.	1,578,493		4,475,118
			11,511,245
Information Technology (0.0%):(d)			
HCL Technologies Ltd.	35,283		442,507
Materials (0.6%):			
Ambuja Cements Ltd.	1,437,607		9,092,962
Steel Authority of India, Ltd.	321,413		320,603
Tata Steel Ltd.	3,307,937		4,505,710
Vedanta Ltd.	1,297,971		4,831,227
			18,750,502
Utilities (0.4%):			
NTPC Ltd.	4,236,294		8,520,054
Power Grid Corp. of India Ltd.	2,100,986		5,417,102
			13,937,156
			66,993,988
Indonesia (0.9%):			
Consumer Staples (0.4%):			
PT Gudang Garam Tbk	3,049,300		3,527,499
PT Indofood Sukses Makmur Tbk	20,662,300		8,933,296
			12,460,795
Energy (0.4%):			
PT Adaro Energy Indonesia Tbk	21,823,600		5,406,855
PT Bukit Asam Tbk	11,888,600		2,819,991

See notes to financial statements.
17

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
PT Indo Tambangraya Megah Tbk	1,415,600	$ 3,555,891
		11,782,737
Utilities (0.1%):		
PT Perusahaan Gas Negara Tbk	38,203,500	4,317,662
		28,561,194
Ireland (0.2%):		
Health Care (0.2%):		
Medtronic PLC	100,406	7,803,554
Israel (0.1%):		
Materials (0.1%):		
ICL Group Ltd.	457,169	3,307,963
Italy (1.5%):		
Energy (0.2%):		
Eni SpA	503,034	7,151,854
Financials (0.8%):		
Assicurazioni Generali SpA	479,483	8,525,196
Intesa Sanpaolo SpA	2,659,275	5,890,547
Poste Italiane SpA (c)	703,986	6,867,440
UniCredit SpA	361,381	5,127,106
		26,410,289
Utilities (0.5%):		
Enel SpA	1,385,442	7,450,043
Snam SpA	1,943,954	9,424,576
		16,874,619
		50,436,762
Japan (2.0%):		
Communication Services (0.3%):		
Softbank Corp.	1,071,900	12,128,976
Consumer Staples (0.4%):		
Japan Tobacco, Inc. (b)	606,300	12,225,013
Energy (0.2%):		
ENEOS Holdings, Inc.	1,985,600	6,762,826
Health Care (0.3%):		
Takeda Pharmaceutical Co. Ltd.	374,300	11,697,420
Industrials (0.6%):		
Marubeni Corp.	575,800	6,597,340
Nippon Yusen KK	157,500	3,714,518
Sumitomo Corp.	511,300	8,500,681
		18,812,539
Materials (0.2%):		
Nippon Steel Corp.	356,600	6,188,360
		67,815,134
Korea, Republic Of (0.8%):		
Energy (0.1%):		
S-Oil Corp.	67,402	4,486,307
Financials (0.5%):		
KB Financial Group, Inc.	177,628	6,805,938
Shinhan Financial Group Co. Ltd.	301,666	8,398,892
		15,204,830

See notes to financial statements.
18

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Materials (0.2%):		
POSCO Holdings, Inc.	34,833	$ 7,623,872
		27,315,009
Malaysia (1.3%):		
Consumer Staples (0.1%):		
Kuala Lumpur Kepong Bhd	157,200	799,866
Sime Darby Plantation Bhd	1,723,000	1,822,791
		2,622,657
Financials (0.3%):		
RHB Bank Bhd	8,518,400	11,204,830
Industrials (0.4%):		
MISC Bhd	4,956,400	8,447,752
Sime Darby Bhd	11,444,600	5,980,528
		14,428,280
Utilities (0.5%):		
Tenaga Nasional Bhd	6,668,300	14,594,031
		42,849,798
Mexico (1.2%):		
Consumer Staples (0.6%):		
Arca Continental SAB de CV	1,252,132	10,170,226
Kimberly-Clark de Mexico SAB de CV, Class A	5,455,576	9,260,598
		19,430,824
Financials (0.2%):		
Grupo Financiero Banorte SAB de CV, Class O	987,362	7,090,705
Industrials (0.0%):(d)		
Alfa SAB de CV, Class A	2,598,264	1,655,081
Materials (0.4%):		
Grupo Mexico SAB de CV, Class B	1,333,478	4,682,413
Orbia Advance Corp. SAB de CV	4,674,084	8,277,131
		12,959,544
		41,136,154
Netherlands (1.6%):		
Communication Services (0.3%):		
Koninklijke KPN NV	3,562,512	11,025,315
Consumer Staples (0.0%):(d)		
X5 Retail Group NV, GDR (a)(e)(f)(g)(h)	201,753	15,821
Financials (0.4%):		
ABN AMRO Bank NV (c)	468,362	6,484,939
NN Group NV	133,479	5,457,471
		11,942,410
Health Care (0.1%):		
Koninklijke Philips NV	277,805	4,179,597
Industrials (0.3%):		
Randstad NV	127,529	7,791,217
Materials (0.2%):		
LyondellBasell Industries NV, Class A	76,645	6,363,834
Real Estate (0.3%):		
NEPI Rockcastle NV	1,756,277	10,536,350
		51,854,544

See notes to financial statements.

19

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Norway (0.5%):		
Communication Services (0.2%):		
Telenor ASA	863,683	$ 8,079,431
Energy (0.1%):		
Aker BP ASA	112,355	3,496,672
Materials (0.2%):		
Yara International ASA	126,517	5,563,173
		17,139,276
Philippines (0.3%):		
Communication Services (0.3%):		
Globe Telecom, Inc.	107,910	4,236,021
PLDT, Inc.	202,335	4,776,793
		9,012,814
Poland (0.8%):		
Communication Services (0.1%):		
Cyfrowy Polsat SA	949,675	3,838,756
Consumer Discretionary (0.0%):(d)		
LPP SA	176	430,237
Energy (0.2%):		
Polski Koncern Naftowy ORLEN SA	422,303	6,218,740
Financials (0.5%):		
Powszechna Kasa Oszczednosci Bank Polski SA	871,419	6,062,461
Powszechny Zaklad Ubezpieczen SA	1,117,153	9,093,545
		15,156,006
		25,643,739
Portugal (0.2%):		
Energy (0.2%):		
Galp Energia SGPS SA	447,544	6,036,791
Russian Federation (0.0%):(d)		
Communication Services (0.0%):(d)		
Mobile TeleSystems PJSC (e)(f)(g)(h)	2,330,210	75,531
Rostelecom PJSC (e)(f)(g)(h)	6,752,730	66,130
		141,661
Consumer Staples (0.0%):(d)		
Magnit PJSC (a)(e)(f)(g)(h)	93,217	1,149
Energy (0.0%):(d)		
Tatneft PJSC (e)(f)(g)(h)	827,565	43,105
Financials (0.0%):(d)		
Moscow Exchange MICEX-RTS PJSC (a)(e)(f)	2,604,790	35,840
Materials (0.0%):(d)		
Magnitogorsk Iron & Steel Works PJSC (e)(f)	4,673,660	31,169
MMC Norilsk Nickel PJSC (e)(f)(g)(h)	14,877	41,326
Novolipetsk Steel PJSC (a)(e)(f)	1,477,080	38,200
Polyus PJSC (a)(e)(f)	34,403	52,786
Severstal PAO (e)(f)(g)(h)	223,944	43,553
		207,034
Utilities (0.0%):(d)		
Inter RAO UES PJSC (e)(f)	128,274,200	50,425

See notes to financial statements.
20

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
RusHydro PJSC (e)(f)(g)(h)	694,437,000	$ 67,049
		117,474
		546,263
Singapore (0.3%):		
Industrials (0.3%):		
Keppel Corp. Ltd.	2,008,300	10,893,812
South Africa (1.4%):		
Communication Services (0.6%):		
MultiChoice Group	1,378,717	9,513,816
Vodacom Group Ltd. (b)	1,434,271	10,343,747
		19,857,563
Energy (0.2%):		
Exxaro Resources Ltd.	386,185	4,954,160
Financials (0.2%):		
Nedbank Group Ltd.	600,652	7,518,143
Materials (0.4%):		
African Rainbow Minerals Ltd.	328,061	5,546,845
Anglo American Platinum Ltd.	51,207	4,276,223
Kumba Iron Ore Ltd.	19,202	554,963
Sibanye Stillwater Ltd.	1,589,027	4,215,494
		14,593,525
		46,923,391
Spain (0.9%):		
Communication Services (0.2%):		
Telefonica SA	2,016,771	7,299,885
Financials (0.2%):		
Banco Bilbao Vizcaya Argentaria SA	1,106,742	6,665,252
Utilities (0.5%):		
Endesa SA	424,995	8,008,546
Red Electrica Corp. SA	431,697	7,505,351
		15,513,897
		29,479,034
Sweden (0.9%):		
Communication Services (0.2%):		
Telia Co. AB	2,785,058	7,120,499
Financials (0.7%):		
Skandinaviska Enskilda Banken AB, Class A	583,878	6,725,819
Svenska Handelsbanken AB, Class A	866,739	8,731,135
Swedbank AB, Class A	457,654	7,788,559
		23,245,513
		30,366,012
Switzerland (1.3%):		
Communication Services (0.4%):		
Swisscom AG, Registered Shares	23,404	12,824,441
Consumer Discretionary (0.2%):		
Garmin Ltd.	77,912	7,190,498
Financials (0.3%):		
Swiss Re AG	92,120	8,615,677
Industrials (0.2%):		
Kuehne + Nagel International AG, Class R	23,379	5,436,684

See notes to financial statements.
21

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Materials (0.2%):		
Holcim AG	155,309	$ 8,041,479
		42,108,779
Taiwan (4.2%):		
Consumer Discretionary (0.1%):		
Giant Manufacturing Co. Ltd.	721,000	4,691,377
Financials (0.5%):		
Cathay Financial Holding Co. Ltd.	6,384,000	8,290,228
China Development Financial Holding Corp.	14,727,000	6,027,469
Yuanta Financial Holding Co. Ltd.	926,640	653,106
		14,970,803
Industrials (0.3%):		
Evergreen Marine Corp. Ltd.	483,000	2,553,050
Far Eastern New Century Corp.	1,476,000	1,529,752
Wan Hai Lines Ltd.	1,254,000	3,259,597
Yang Ming Marine Transport Corp.	1,561,000	3,316,313
		10,658,712
Information Technology (2.4%):		
ASE Technology Holding Co. Ltd.	2,507,000	7,618,085
Asustek Computer, Inc.	1,077,000	9,389,481
Compal Electronics, Inc.	15,398,000	11,534,683
MediaTek, Inc.	229,000	4,630,664
Micro-Star International Co. Ltd.	1,897,000	7,357,452
Novatek Microelectronics Corp.	497,000	5,081,275
Pegatron Corp.	4,766,000	9,834,839
Quanta Computer, Inc.	3,874,000	9,086,099
Synnex Technology International Corp.	4,780,000	9,185,211
United Microelectronics Corp.	4,315,000	5,670,059
WPG Holdings Ltd.	400,000	624,688
		80,012,536
Materials (0.9%):		
Asia Cement Corp.	8,967,000	11,945,367
China Steel Corp.	8,744,000	8,473,788
Formosa Plastics Corp.	1,768,000	4,986,363
Nan Ya Plastics Corp.	2,174,000	5,014,274
Taiwan Cement Corp.	327	358
		30,420,150
		140,753,578
Thailand (2.2%):		
Communication Services (0.1%):		
Intouch Holdings PCL	1,893,900	4,225,606
Energy (0.8%):		
PTT Exploration & Production PCL	1,765,300	8,991,919
PTT PCL	11,660,500	11,191,657
Thai Oil PCL	4,568,800	7,407,352
		27,590,928
Materials (0.8%):		
PTT Global Chemical PCL	8,532,200	11,619,935
The Siam Cement PCL	1,629,400	16,083,033
		27,702,968
Real Estate (0.5%):		
Land & Houses PCL	51,455,300	14,711,481
		74,230,983

See notes to financial statements.
22

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Turkey (0.4%):		
Consumer Discretionary (0.2%):		
Ford Otomotiv Sanayi A/S (b)	229,582	$ 6,437,118
Materials (0.2%):		
Eregli Demir ve Celik Fabrikalari TAS (b)	3,234,284	7,113,476
		13,550,594
United Kingdom (2.6%):		
Communication Services (0.5%):		
BT Group PLC	3,483,473	4,702,646
Vodafone Group PLC	5,838,987	5,911,988
WPP PLC	592,156	5,849,250
		16,463,884
Consumer Staples (1.0%):		
British American Tobacco PLC	200,723	7,938,543
Imperial Brands PLC	352,045	8,767,977
Tesco PLC	3,240,457	8,730,751
Unilever PLC	148,951	7,518,615
		32,955,886
Health Care (0.2%):		
GSK PLC	466,140	8,054,694
Materials (0.4%):		
Anglo American PLC	135,358	5,299,477
Evraz PLC (e)(f)(g)(h)	753,373	368,792
Rio Tinto PLC	101,239	7,124,095
		12,792,364
Utilities (0.5%):		
National Grid PLC	690,215	8,266,574
SSE PLC	354,216	7,283,590
		15,550,164
		85,816,992
United States (43.8%):		
Communication Services (2.3%):		
AT&T, Inc.	438,730	8,077,019
Cogent Communications Holdings, Inc.	200,817	11,462,634
Comcast Corp., Class A	216,665	7,576,775
John Wiley & Sons, Inc., Class A	228,279	9,144,857
Lumen Technologies, Inc.	548,394	2,862,617
Omnicom Group, Inc.	93,094	7,593,678
Paramount Global, Class B (b)	170,488	2,877,838
Sinclair Broadcast Group, Inc., Class A	249,000	3,861,990
Telephone and Data Systems, Inc.	506,115	5,309,146
The Interpublic Group of Cos., Inc.	219,826	7,322,404
Verizon Communications, Inc.	235,336	9,272,238
		75,361,196
Consumer Discretionary (4.9%):		
Advance Auto Parts, Inc.	36,187	5,320,575
American Eagle Outfitters, Inc.	323,514	4,516,255
Best Buy Co., Inc.	69,259	5,555,264
Bloomin' Brands, Inc.	211,255	4,250,451
Camping World Holdings, Inc., Class A (b)	161,138	3,596,600
Cracker Barrel Old Country Store, Inc.	58,178	5,511,784
Dana, Inc.	304,940	4,613,742
Darden Restaurants, Inc.	47,774	6,608,577
Dine Brands Global, Inc.	73,800	4,767,480
Ethan Allen Interiors, Inc.	8,789	232,205
Ford Motor Co.	286,476	3,331,716
Franchise Group, Inc. (b)	154,275	3,674,831

See notes to financial statements.
23

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Guess?, Inc. (b)	223,364	$	4,621,401
Hasbro, Inc.	90,063		5,494,744
Jack in the Box, Inc.	74,589		5,089,208
KB Home	171,392		5,458,835
Kontoor Brands, Inc.	165,123		6,603,269
La-Z-Boy, Inc.	306,495		6,994,216
LCI Industries	49,800		4,604,010
MDC Holdings, Inc.	269,681		8,521,920
Monro, Inc.	136,111		6,152,217
Nordstrom, Inc. (b)	143,200		2,311,248
Patrick Industries, Inc.	118,425		7,176,555
Rent-A-Center, Inc.	146,998		3,314,805
Standard Motor Products, Inc.	142,745		4,967,526
Steven Madden Ltd.	223,100		7,130,276
Strategic Education, Inc.	129,545		10,145,964
Sturm Ruger & Co., Inc.	146,247		7,403,023
The Buckle, Inc.	183,177		8,307,077
VF Corp.	141,154		3,897,262
Wolverine World Wide, Inc.	309,267		3,380,288
			163,553,324
Consumer Staples (4.3%):			
Altria Group, Inc.	183,722		8,397,933
B&G Foods, Inc. (b)	391,535		4,365,615
Campbell Soup Co.	180,975		10,270,331
Conagra Brands, Inc.	240,937		9,324,262
Energizer Holdings, Inc.	341,546		11,458,868
Fresh Del Monte Produce, Inc.	22,605		592,025
Inter Parfums, Inc.	716		69,108
Kellogg Co.	139,531		9,940,188
Kimberly-Clark Corp.	74,700		10,140,525
Medifast, Inc.	42,962		4,955,667
Nu Skin Enterprises, Inc., Class A	176,281		7,432,007
Philip Morris International, Inc.	89,403		9,048,478
SpartanNash Co.	294,124		8,894,310
Spectrum Brands Holdings, Inc.	130,300		7,937,876
The Clorox Co.	43,741		6,138,175
The Kraft Heinz Co.	215,385		8,768,323
Universal Corp.	156,817		8,281,506
Vector Group Ltd.	753,719		8,939,107
Walgreens Boots Alliance, Inc.	221,630		8,280,097
			143,234,401
Energy (2.3%):			
Archrock, Inc.	890,054		7,992,685
Chevron Corp.	41,423		7,435,014
Devon Energy Corp.	56,143		3,453,356
Exxon Mobil Corp.	62,792		6,925,958
Kinder Morgan, Inc.	448,494		8,108,772
ONEOK, Inc.	107,735		7,078,189
Phillips 66	61,962		6,449,005
Pioneer Natural Resources Co.	21,735		4,964,057
Sitio Royalties Corp., Class A (b)	387,810		11,188,318
The Williams Cos., Inc.	233,271		7,674,616
Valero Energy Corp.	41,868		5,311,374
			76,581,344
Financials (10.5%):			
Ally Financial, Inc.	152,700		3,733,515
AMERISAFE, Inc.	17,775		923,767
Ares Management Corp., Class A	60,800		4,161,152
Artisan Partners Asset Management, Inc., Class A	269,816		8,013,535
Bank of Hawaii Corp.	88,476		6,862,199
Blackstone, Inc.	43,717		3,243,364

See notes to financial statements.
24

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Bread Financial Holdings, Inc.	114,527	$ 4,313,087
Brookline Bancorp, Inc.	60,070	849,990
Capitol Federal Financial, Inc.	949,274	8,211,220
Citigroup, Inc.	129,877	5,874,337
Citizens Financial Group, Inc.	163,542	6,438,648
CME Group, Inc.	42,671	7,175,555
Columbia Banking System, Inc.	312,653	9,420,235
Comerica, Inc.	73,691	4,926,243
Community Bank System, Inc.	20,735	1,305,268
Compass Diversified Holdings	27,839	507,505
Eagle Bancorp, Inc.	16,093	709,218
Employers Holdings, Inc.	14,849	640,437
Federal Agricultural Mortgage Corp., Class C	579	65,259
Fidelity National Financial, Inc.	193,883	7,293,878
Fifth Third Bancorp	179,792	5,898,975
First Busey Corp.	160,210	3,960,391
First Commonwealth Financial Corp.	32,631	455,855
First Financial Bancorp	348,117	8,434,875
First Merchants Corp.	156,087	6,416,737
Franklin Resources, Inc. (b)	238,118	6,281,553
Fulton Financial Corp.	973,364	16,381,716
GCM Grosvenor, Inc., Class A (b)	62,864	478,395
Golub Capital BDC, Inc.	146,211	1,924,137
Hope Bancorp, Inc.	785,558	10,062,998
Huntington Bancshares, Inc.	477,588	6,733,991
Jackson Financial, Inc., Class A	148,183	5,155,287
JPMorgan Chase & Co.	64,123	8,598,894
Kearny Financial Corp.	33,870	343,780
KeyCorp	362,773	6,319,506
MetLife, Inc.	128,980	9,334,283
Moelis & Co., Class A	212,375	8,148,829
Morgan Stanley	78,580	6,680,872
Navient Corp.	398,056	6,548,021
NBT Bancorp, Inc.	147,159	6,389,644
Northern Trust Corp.	69,918	6,187,044
Northwest Bancshares, Inc.	842,970	11,784,721
Park National Corp.	17,700	2,491,275
Premier Financial Corp.	121,611	3,279,849
Principal Financial Group, Inc.	90,337	7,581,081
Provident Financial Services, Inc.	353,211	7,544,587
Prudential Financial, Inc.	76,815	7,640,020
Regions Financial Corp.	270,529	5,832,605
S&T Bancorp, Inc.	147,738	5,049,685
Safety Insurance Group, Inc.	91,403	7,701,617
Sandy Spring Bancorp, Inc.	47,623	1,677,758
Southside Bancshares, Inc.	99,729	3,589,247
State Street Corp.	80,867	6,272,853
T. Rowe Price Group, Inc.	48,085	5,244,150
The Bank of New York Mellon Corp.	167,157	7,608,987
The Carlyle Group, Inc.	136,217	4,064,715
The PNC Financial Services Group, Inc.	47,559	7,511,468
Towne Bank	109,721	3,383,796
TriCo Bancshares	5,926	302,167
Truist Financial Corp.	152,594	6,566,120
Trustmark Corp.	18,715	653,341
U.S. Bancorp	167,536	7,306,245
Washington Federal, Inc.	25,051	840,461
Washington Trust Bancorp, Inc.	63,826	3,011,311
WesBanco, Inc.	221,209	8,180,309
Westamerica Bancorp	117,234	6,917,978
		347,440,541
Health Care (3.0%):		
AbbVie, Inc.	73,997	11,958,655

See notes to financial statements.
25

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Amgen, Inc.	46,311	$	12,163,121
Bristol-Myers Squibb Co.	167,156		12,026,874
Gilead Sciences, Inc.	162,371		13,939,550
Merck & Co., Inc.	129,762		14,397,094
National HealthCare Corp.	95,385		5,675,407
Patterson Cos., Inc.	405,791		11,374,322
Pfizer, Inc.	165,096		8,459,519
Phibro Animal Health Corp., Class A	82,527		1,106,687
U.S. Physical Therapy, Inc.	51,029		4,134,880
Viatris, Inc.	523,475		5,826,277
			101,062,386
Industrials (4.7%):			
3M Co.	66,601		7,986,792
ACCO Brands Corp.	268,696		1,502,011
Apogee Enterprises, Inc.	12,902		573,623
Barnes Group, Inc.	64,177		2,621,630
Boise Cascade Co.	87,111		5,981,912
Brady Corp., Class A	33,564		1,580,864
CSW Industrials, Inc.	6,317		732,330
Deluxe Corp.	261,472		4,439,795
Douglas Dynamics, Inc.	109,848		3,972,104
Global Industrial Co.	101,575		2,390,060
Granite Construction, Inc.	21,295		746,816
H&E Equipment Services, Inc.	205,144		9,313,538
Healthcare Services Group, Inc.	525,888		6,310,656
Hillenbrand, Inc.	205,462		8,767,064
HNI Corp.	210,778		5,992,418
Kaman Corp.	159,031		3,546,391
Kennametal, Inc.	364,771		8,776,390
Kforce, Inc.	74,759		4,099,036
McGrath RentCorp	89,438		8,831,108
MSC Industrial Direct Co., Inc.	74,071		6,051,601
Mueller Water Products, Inc., Class A	909,057		9,781,453
Stanley Black & Decker, Inc.	59,108		4,440,193
Steelcase, Inc., Class A	535,428		3,785,476
The Gorman-Rupp Co.	139,155		3,565,151
The Greenbrier Cos., Inc.	242,845		8,142,593
Trinity Industries, Inc.	351,725		10,400,508
United Parcel Service, Inc., Class B	35,554		6,180,707
Wabash National Corp.	344,087		7,776,366
Watsco, Inc.	25,960		6,474,424
			154,763,010
Information Technology (2.7%):			
American Software, Inc., Class A	131,387		1,928,761
Benchmark Electronics, Inc.	195,569		5,219,737
Broadcom, Inc.	11,634		6,504,918
Cisco Systems, Inc.	158,966		7,573,140
Corning, Inc.	196,490		6,275,891
CSG Systems International, Inc.	11,825		676,390
Hewlett Packard Enterprise Co.	449,170		7,168,753
HP, Inc.	172,894		4,645,662
Intel Corp.	188,799		4,989,958
InterDigital, Inc.	178,297		8,822,135
International Business Machines Corp.	71,137		10,022,492
Juniper Networks, Inc.	251,532		8,038,963
Seagate Technology Holdings PLC	78,519		4,130,885
Vishay Intertechnology, Inc.	569,183		12,277,277
			88,274,962
Materials (2.3%):			
Dow, Inc.	150,996		7,608,689
Eastman Chemical Co.	76,282		6,212,406

See notes to financial statements.
26

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
International Flavors & Fragrances, Inc.	61,337	$	6,430,571
International Paper Co.	207,362		7,180,946
Mativ Holdings, Inc.	321,748		6,724,533
NewMarket Corp.	22,935		7,135,308
Newmont Corp.	136,545		6,444,924
Packaging Corp.	57,730		7,384,244
Pactiv Evergreen, Inc.	344,965		3,918,803
Schnitzer Steel Industries, Inc.	67,063		2,055,481
SunCoke Energy, Inc.	246,535		2,127,597
Trinseo PLC	174,317		3,958,739
Worthington Industries, Inc.	149,182		7,415,837
			74,598,078
Real Estate (0.3%):			
Getty Realty Corp.	36,845		1,247,203
Global Net Lease, Inc.	90,603		1,138,880
Kennedy-Wilson Holdings, Inc.	323,521		5,088,985
The RMR Group, Inc., Class A	110,781		3,129,563
			10,604,631
Utilities (6.5%):			
American Electric Power Co., Inc.	108,497		10,301,790
American States Water Co.	95,489		8,837,507
Avista Corp.	369,426		16,380,349
Consolidated Edison, Inc.	113,020		10,771,936
Dominion Energy, Inc.	143,276		8,785,684
DTE Energy Co.	87,061		10,232,279
Duke Energy Corp.	108,659		11,190,790
Edison International	134,992		8,588,191
Entergy Corp.	84,214		9,474,075
Evergy, Inc.	162,528		10,227,887
Exelon Corp.	212,965		9,206,477
FirstEnergy Corp.	264,229		11,081,764
MGE Energy, Inc.	110,127		7,752,941
NiSource, Inc.	347,737		9,534,949
Northwest Natural Holding Co.	278,161		13,237,682
NorthWestern Corp.	281,100		16,680,474
NRG Energy, Inc.	164,805		5,244,095
PPL Corp.	343,708		10,043,148
SJW Group	104,188		8,459,024
Spire, Inc.	82,000		5,646,520
The Southern Co.	140,110		10,005,255
Unitil Corp.	106,671		5,478,623
			217,161,440
			1,452,635,313
Total Common Stocks (Cost $2,973,008,012)			2,954,104,998
Collateral for Securities Loaned (2.6%)^			
United States (2.6%):			
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (i)	22,019,924		22,019,924
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (i)	22,062,474		22,062,474
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (i)	22,062,474		22,062,474
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (i)	21,934,824		21,934,824
Total Collateral for Securities Loaned (Cost $88,079,696)			88,079,696
Total Investments (Cost $3,061,087,708) — 91.6%			3,042,184,694
Other assets in excess of liabilities — 8.4%			278,105,382
NET ASSETS - 100.00%		$	3,320,290,076

^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.

See notes to financial statements.
27

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Unaudited)

(c) Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2022, the fair value of these securities was $37,120,598 and amounted to 1.1% of net assets.

(d) Amount represents less than 0.05% of net assets.

(e) The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2022, illiquid securities were less than 0.05% of net assets.

(f) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(g) Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government.

(h) The following table details the earliest acquisition date and cost of the Fund's Russian sanctioned restricted securities at December 31, 2022.

Security Name	Acquisition Date	Cost
Evraz PLC	3/19/2021	$4,339,844
Magnit PJSC	8/22/2019	6,809,485
MMC Norilsk Nickel PJSC	9/19/2014	4,446,120
Mobile TeleSystems PJSC	5/15/2020	9,690,609
Rostelecom PJSC	9/18/2020	8,205,300
RusHydro PJSC	9/18/2020	7,349,118
Severstal PAO	3/17/2017	4,076,024
Tatneft PJSC	9/15/2017	5,787,174
X5 Retail Group NV, GDR	9/18/2020	5,468,213

(i) Rate disclosed is the daily yield on December 31, 2022.

GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	7,176	3/17/23	$ 1,669,742,855	$ 1,581,913,320	$ (87,829,535)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	6,668	3/17/23	$ 660,732,475	$ 649,929,960	$ 10,802,515
E-Mini MSCI Emerging Markets Index Futures	10,996	3/17/23	532,529,902	527,478,120	5,051,782
E-Mini Russell 2000 Index Futures	6,818	3/17/23	617,552,456	603,699,810	13,852,646
E-Mini S&P 500 Futures	13,330	3/17/23	2,644,109,875	2,573,356,500	70,753,375
					$ 100,460,318
Total unrealized appreciation					$ 100,460,318
Total unrealized depreciation					(87,829,535)
Total net unrealized appreciation (depreciation)					$ 12,630,783

See notes to financial statements.
28

Victory Portfolios II

Statements of Assets and Liabilities
December 31, 2022

	Victory US 500 Enhanced Volatility Wtd Index Fund	*(Unaudited)* Victory Market Neutral Income Fund
Assets:		
Investments, at value (Cost $43,111,387 and $3,061,087,708)	$ 47,921,018(a)	$ 3,042,184,694(b)
Foreign currency, at value (Cost $— and $719,716)	—	717,024
Cash	—	17,889,995
Deposit with broker for futures contracts	54,412	243,976,560
Receivables:		
Interest and dividends	75,045	7,440,377
Capital shares issued	41	5,555,780
Investments sold	—	111,639,436
Variation margin on open futures contracts	579	24,924,186
Reclaims	—	1,141,990
From Adviser	27,018	1,473,310
Prepaid expenses	18,585	290,460
Total Assets	48,096,698	3,457,233,812
Liabilities:		
Payables:		
Collateral received on loaned securities	81,296	88,079,696
Investments purchased	—	26,419,962
Capital shares redeemed	230,570	15,967,832
Variation margin on open futures contracts	2,858	1,715,442
Accrued foreign capital gains taxes	—	2,142,984
Accrued expenses and other payables:		
Investment advisory fees	29,201	1,050,682
Administration fees	2,221	158,524
Custodian fees	1,904	342,616
Transfer agent fees	14,637	993,619
Compliance fees	40	2,301
Trustees' fees	40	2,161
12b-1 fees	8,863	19,947
Other accrued expenses	12,828	47,970
Total Liabilities	384,458	136,943,736
Net Assets:		
Capital	46,546,614	3,933,012,035
Total accumulated earnings/(loss)	1,165,626	(612,721,959)
Net Assets	$47,712,240	$3,320,290,076
Net Assets		
Class A	$ 24,492,374	$ 113,683,771
Class C	13,982,102	16,874,582
Class I	9,237,764	3,175,676,817
Member Class	—	14,054,906
Total	$47,712,240	$3,320,290,076
Shares (unlimited number of shares authorized with a par value of $0.001 per share):		
Class A	2,409,279	13,740,164
Class C	1,472,641	2,068,073
Class I	907,484	380,946,521
Member Class	—	1,698,010
Total	4,789,404	398,452,768
Net asset value, offering (except Class A) and redemption price per share:		
Class A	$ 10.17	$ 8.27
Class C (c)	9.49	8.16
Class I	10.18	8.34
Member Class	—	8.28
Maximum Sales Charge — Class A	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$ 10.79	$ 8.77

(a) Includes $79,023 of securities on loan.
(b) Includes $83,279,229 of securities on loan.
(c) Redemption price per share varies by the length of time shares are held.

See notes to financial statements.
29

Victory Portfolios II

Statements of Operations
For the Six Months Ended December 31, 2022
(Unaudited)

	Victory US 500 Enhanced Volatility Wtd Index Fund	Victory Market Neutral Income Fund
Investment Income:		
Dividends	$578,363	$104,631,596
Interest	655	3,829,476
Securities lending (net of fees)	1,895	1,065,311
Foreign tax withholding	(67)	(7,988,652)
Total Income	580,846	101,537,731
Expenses:		
Investment advisory fees	183,480	8,068,210
Administration fees	14,386	1,264,980
Sub-Administration fees	9,407	9,457
12b-1 fees — Class A	32,363	175,769
12b-1 fees — Class C	80,737	84,102
Custodian fees	2,023	745,393
Transfer agent fees — Class A	13,156	50,475
Transfer agent fees — Class C	10,058	7,728
Transfer agent fees — Class I	6,478	2,848,590
Transfer agent fees — Member Class	—	9,565
Trustees' fees	2,633	129,064
Compliance fees	241	20,514
Legal and audit fees	6,014	104,781
State registration and filing fees	23,000	298,035
Interfund lending	—	39,301
Other expenses	7,667	193,680
Total Expenses	391,643	14,049,644
Expenses waived/reimbursed by Adviser	(84,800)	(4,458,372)
Net Expenses	306,843	9,591,272
Net Investment Income (Loss)	274,003	91,946,459
Realized/Unrealized Gains (Losses) from Investments:		
Net realized gains (losses) from investment securities and foreign currency transactions	(1,979,285)	(363,318,820)
Foreign taxes on realized gains	—	(886,949)
Net realized gains (losses) from futures contracts	(13,976)	(43,533,751)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	3,243,401	390,470,646
Net change in unrealized appreciation/depreciation on futures contracts	(7,384)	(178,055,608)
Net change in accrued foreign taxes on unrealized gains	—	(1,915,838)
Net realized/unrealized gains (losses) on investments	1,242,756	(197,240,320)
Change in net assets resulting from operations	$ 1,516,759	$ (105,293,861)

See notes to financial statements.

30

Victory Portfolios II
Statements of Changes in Net Assets

	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund	
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
From Investment Activities:				
Operations:				
Net Investment Income (Loss)	$ 274,003	$ 221,973	$ 91,946,459	$ 105,008,860
Net realized gains (losses)	(1,993,261)	16,256,801	(407,739,520)	143,027,219
Net change in unrealized appreciation/depreciation	3,236,017	(21,917,476)	210,499,200	(293,060,197)
Change in net assets resulting from operations	1,516,759	(5,438,702)	(105,293,861)	(45,024,118)
Distributions to Shareholders:				
Class A	(6,718,711)	(3,584,298)	(11,502,381)	(2,765,503)
Class C	(3,979,833)	(2,787,518)	(1,553,173)	(170,615)
Class I	(2,560,991)	(1,966,797)	(343,937,158)	(85,193,496)
Member Class	—	—	(1,323,947)	(241,400)
Change in net assets resulting from distributions to shareholders	(13,259,535)	(8,338,613)	(358,316,659)	(88,371,014)
Change in net assets resulting from capital transactions	5,294,094	(2,819,845)	(1,172,936,377)	4,027,093,740
Change in net assets	(6,448,682)	(16,597,160)	(1,636,546,897)	3,893,698,608
Net Assets:				
Beginning of period	54,160,922	70,758,082	4,956,836,973	1,063,138,365
End of period	$ 47,712,240	$ 54,160,922	$ 3,320,290,076	$ 4,956,836,973

See notes to financial statements.

31

Victory Portfolios II

Statements of Changes in Net Assets

(continued)

	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund	
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
Capital Transactions:				
Class A				
Proceeds from shares issued	$ 1,427,245	$ 2,511,389	$ 38,423,421	$ 130,429,939
Distributions reinvested	6,525,113	3,473,757	11,355,130	2,740,812
Cost of shares redeemed	(3,120,271)	(5,730,344)	(71,139,480)	(29,648,616)
Total Class A	$ 4,832,087	$ 254,802	$ (21,360,929)	$ 103,522,135
Class C				
Proceeds from shares issued	$ 165,467	$ 564,931	$ 5,149,063	$ 15,009,927
Distributions reinvested	3,958,381	2,748,655	1,526,643	167,998
Cost of shares redeemed	(3,736,940)	(6,062,903)	(3,021,836)	(1,526,848)
Total Class C	$ 386,908	$ (2,749,317)	$ 3,653,870	$ 13,651,077
Class I				
Proceeds from shares issued	$ 41,903	$ 2,046,144	$ 1,275,808,109	$ 4,484,096,007
Distributions reinvested	2,526,827	1,952,504	320,182,094	79,965,218
Cost of shares redeemed	(2,493,631)	(4,323,978)	(2,752,977,627)	(665,931,613)
Total Class I	$ 75,099	$ (325,330)	$ (1,156,987,424)	$ 3,898,129,612
Member Class				
Proceeds from shares issued	$ —	$ —	$ 3,275,038	$ 13,437,497
Distributions reinvested	—	—	1,323,947	241,400
Cost of shares redeemed	—	—	(2,840,879)	(1,887,981)
Total Member Class	$ —	$ —	$ 1,758,106	$ 11,790,916
Change in net assets resulting from capital transactions	$ 5,294,094	$ (2,819,845)	$ (1,172,936,377)	$ 4,027,093,740
Share Transactions:				
Class A				
Issued	109,457	165,396	4,288,368	13,604,423
Reinvested	623,027	220,223	1,347,238	289,322
Redeemed	(247,556)	(357,322)	(8,017,032)	(3,109,868)
Total Class A	484,928	28,297	(2,381,426)	10,783,877
Class C				
Issued	12,916	36,850	574,397	1,587,725
Reinvested	405,572	183,026	184,896	17,992
Redeemed	(296,811)	(403,116)	(345,138)	(161,923)
Total Class C	121,677	(183,240)	414,155	1,443,794
Class I				
Issued	3,069	121,867	140,241,297	465,846,238
Reinvested	240,673	123,729	37,607,747	8,386,294
Redeemed	(189,925)	(280,922)	(306,838,412)	(69,670,012)
Total Class I	53,817	(35,326)	(128,989,368)	404,562,520
Member Class				
Issued	—	—	362,023	1,402,956
Reinvested	—	—	157,496	25,481
Redeemed	—	—	(315,778)	(198,998)
Total Member Class	—	—	203,741	1,229,439
Change in Shares	660,422	(190,269)	(130,752,898)	418,019,630

See notes to financial statements.

32

Victory Portfolios II
Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory US 500 Enhanced Volatility Wtd Index Fund Class A					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$13.33	$16.62	$13.42	$14.26	$16.50	$16.04
Investment Activities:						
Net investment income (loss)(a)	0.08	0.08	0.07	0.08	0.13	0.11
Net realized and unrealized gains (losses)	0.38	(1.31)	4.77	0.88	(0.36)	1.91
Total from Investment Activities	0.46	(1.23)	4.84	0.96	(0.23)	2.02
Distributions to Shareholders From:						
Net investment income	(0.04)	(0.08)	(0.05)	(0.07)	(0.12)	(0.10)
Net realized gains from investments	(3.59)	(1.98)	(1.59)	(1.73)	(1.89)	(1.46)
Total Distributions	(3.63)	(2.06)	(1.64)	(1.80)	(2.01)	(1.56)
Net Asset Value, End of Period	$10.17	$13.33	$16.62	$13.42	$14.26	$16.50
Total Return (excludes sales charge)(b)	2.79%	(9.25)%	38.05%	6.71%	(0.01)%	12.79%
Ratios to Average Net Assets:						
Net Expenses (c)(d)	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Net Investment Income (Loss) (c)	1.23%	0.52%	0.47%	0.56%	0.84%	0.67%
Gross Expenses (c)(d)	1.28%	1.25%	1.24%	1.28%	1.25%	1.19%
Supplemental Data:						
Net Assets at end of period (000's)	$24,492	$25,643	$31,504	$26,394	$33,406	$51,671
Portfolio Turnover (b)(e)	140%	101%	68%	54%	120%(f)	45%

	Victory US 500 Enhanced Volatility Wtd Index Fund Class C					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$12.68	$15.95	$12.99	$13.90	$16.16	$15.78
Investment Activities:						
Net investment income (loss)(a)	0.03	(0.03)	(0.04)	(0.03)	0.02	(0.02)
Net realized and unrealized gains (losses)	0.37	(1.25)	4.59	0.87	(0.35)	1.86
Total from Investment Activities	0.40	(1.28)	4.55	0.84	(0.33)	1.84
Distributions to Shareholders From:						
Net investment income	—	(0.01)	—(g)	(0.02)	(0.04)	—(g)
Net realized gains from investments	(3.59)	(1.98)	(1.59)	(1.73)	(1.89)	(1.46)
Total Distributions	(3.59)	(1.99)	(1.59)	(1.75)	(1.93)	(1.46)
Net Asset Value, End of Period	$9.49	$12.68	$15.95	$12.99	$13.90	$16.16
Total Return (excludes contingent deferred sales charge)(b)	2.47%	(9.97)%	36.98%	5.96%	(0.73)%	11.78%
Ratios to Average Net Assets:						
Net Expenses (c)(d)	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%
Net Investment Income (Loss) (c)	0.47%	(0.22)%	(0.29)%	(0.19)%	0.10%	(0.11)%
Gross Expenses (c)(d)	2.09%	2.03%	1.99%	2.03%	2.00%	1.97%
Supplemental Data:						
Net Assets at end of period (000's)	$13,982	$17,132	$24,465	$26,240	$35,649	$41,410
Portfolio Turnover (b)(e)	140%	101%	68%	54%	120%(f)	45%

See notes to financial statements.
33

Victory Portfolios II
Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	Victory US 500 Enhanced Volatility Wtd Index Fund Class I					
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net Asset Value, Beginning of Period	$13.34	$16.64	$13.43	$14.26	$16.50	$16.05
Investment Activities:						
Net investment income (loss)(a)	0.10	0.12	0.11	0.12	0.17	0.15
Net realized and unrealized gains (losses)	0.38	(1.31)	4.77	0.88	(0.36)	1.90
Total from Investment Activities	0.48	(1.19)	4.88	1.00	(0.19)	2.05
Distributions to Shareholders From:						
Net investment income	(0.05)	(0.13)	(0.08)	(0.10)	(0.16)	(0.14)
Net realized gains from investments	(3.59)	(1.98)	(1.59)	(1.73)	(1.89)	(1.46)
Total Distributions	(3.64)	(2.11)	(1.67)	(1.83)	(2.05)	(1.60)
Net Asset Value, End of Period	$10.18	$13.34	$16.64	$13.43	$14.26	$16.50
Total Return(b)	2.90%	(9.03)%	38.43%	6.97%	0.24%	12.97%
Ratios to Average Net Assets:						
Net Expenses (c)(d)	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net Investment Income (Loss) (c)	1.47%	0.78%	0.71%	0.86%	1.10%	0.91%
Gross Expenses (c)(d)	1.11%	1.02%	0.98%	1.02%	1.00%	0.95%
Supplemental Data:						
Net Assets at end of period (000's)	$9,238	$11,386	$14,789	$14,179	$26,501	$36,400
Portfolio Turnover (b)(e)	140%	101%	68%	54%	120%(f)	45%

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(f) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the period.
(g) Amount is less than $0.005 per share.

See notes to financial statements.
34

Victory Portfolios II **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

Victory Market Neutral Income Fund
Class A

	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net Asset Value, Beginning of Period	$9.30	$9.51	$9.77	$9.51	$9.61	$9.40
Investment Activities:						
Net investment income (loss)(a)	0.17	0.38	0.29	0.27	0.32	0.24
Net realized and unrealized gains (losses)	(0.36)	(0.29)	(0.06)	0.23	(0.13)	0.26
Total from Investment Activities	(0.19)	0.09	0.23	0.50	0.19	0.50
Distributions to Shareholders From:						
Net investment income	(0.18)	(0.30)	(0.24)	(0.24)	(0.27)	(0.29)
Net realized gains from investments	(0.66)	—	(0.25)	—	(0.02)	—
Total Distributions	(0.84)	(0.30)	(0.49)	(0.24)	(0.29)	(0.29)
Net Asset Value, End of Period	$8.27	$9.30	$9.51	$9.77	$9.51	$9.61
Total Return (excludes sales charge)(b)(c)	(2.06)%	0.90%	2.33%	5.31%	1.99%	5.37%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.75%	0.78%(f)	0.79%(f)	0.75%	0.75%	0.89%
Net Investment Income (Loss) (d)	3.68%	3.94%	3.03%	2.78%	3.36%	2.55%
Gross Expenses (d)(e)	0.81%	0.83%	0.95%	1.17%	1.03%	1.18%
Supplemental Data:						
Net Assets at end of period (000's)	$113,684	$150,010	$50,735	$12,870	$32,627	$23,847
Portfolio Turnover (b)(g)	46%	61%	89%	119%(h)	82%	69%

Victory Market Neutral Income Fund
Class C

	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net Asset Value, Beginning of Period	$9.19	$9.40	$9.69	$9.43	$9.54	$9.33
Investment Activities:						
Net investment income (loss)(a)	0.13	0.34	0.22	0.21	0.25	0.17
Net realized and unrealized gains (losses)	(0.36)	(0.31)	(0.08)	0.22	(0.14)	0.26
Total from Investment Activities	(0.23)	0.03	0.14	0.43	0.11	0.43
Distributions to Shareholders From:						
Net investment income	(0.14)	(0.24)	(0.18)	(0.17)	(0.20)	(0.22)
Net realized gains from investments	(0.66)	—	(0.25)	—	(0.02)	—
Total Distributions	(0.80)	(0.24)	(0.43)	(0.17)	(0.22)	(0.22)
Net Asset Value, End of Period	$8.16	$9.19	$9.40	$9.69	$9.43	$9.54
Total Return (excludes contingent deferred sales charge)(b)(c)	(2.44)%	0.31%	1.40%	4.59%	1.19%	4.64%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	1.50%	1.53%(f)	1.54%(f)	1.50%	1.50%	1.64%
Net Investment Income (Loss) (d)	2.88%	3.59%	2.28%	2.20%	2.57%	1.79%
Gross Expenses (d)(e)	1.61%	1.93%	2.29%	2.62%	2.56%	2.51%
Supplemental Data:						
Net Assets at end of period (000's)	$16,875	$15,197	$1,976	$626	$441	$311
Portfolio Turnover (b)(g)	46%	61%	89%	119%(h)	82%	69%

See notes to financial statements.

35

Victory Portfolios II **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	Victory Market Neutral Income Fund Class I					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$9.37	$9.57	$9.83	$9.55	$9.65	$9.44
Investment Activities:						
Net investment income (loss)(a)	0.18	0.42	0.33	0.31	0.38	0.26
Net realized and unrealized gains (losses)	(0.36)	(0.29)	(0.08)	0.23	(0.16)	0.26
Total from Investment Activities	(0.18)	0.13	0.25	0.54	0.22	0.52
Distributions to Shareholders From:						
Net investment income	(0.19)	(0.33)	(0.26)	(0.26)	(0.30)	(0.31)
Net realized gains from investments	(0.66)	—	(0.25)	—	(0.02)	—
Total Distributions	(0.85)	(0.33)	(0.51)	(0.26)	(0.32)	(0.31)
Net Asset Value, End of Period	$8.34	$9.37	$9.57	$9.83	$9.55	$9.65
Total Return(b)(c)	(1.86)%	1.32%	2.62%	5.79%	2.25%	5.62%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.40%	0.43%(f)	0.44%(f)	0.40%	0.40%	0.64%
Net Investment Income (Loss) (d)	4.01%	4.40%	3.37%	3.23%	3.91%	2.72%
Gross Expenses (d)(e)	0.60%	0.62%	0.75%	0.89%	1.05%	1.09%
Supplemental Data:						
Net Assets at end of period (000's)	$3,175,677	$4,777,720	$1,007,909	$174,719	$54,920	$19,483
Portfolio Turnover (b)(g)	46%	61%	89%	119%(h)	82%	69%

See notes to financial statements.

36

37 Victory Portfolios II For a Share Outstanding Throughout Each Period Financial Highlights — continued See notes to financial statements. Victory Market Neutral Income Fund Member Class Six Months Ended December 31, 2022 (Unaudited) Year Ended June 30, 2022 November 3, 2020(i) through June 30, 2021 Net Asset Value, Beginning of Period $9.31 $9.51 $9.62 Investment Activities: Net investment income (loss)(a) 0.17 0.41 0.25 Net realized and unrealized gains (losses) (0.36) (0.29) 0.04(j) Total from Investment Activities (0.19) 0.12 0.29 Distributions to Shareholders From: Net investment income (0.19) (0.32) (0.15) Net realized gains from investments (0.66) — (0.25) Total Distributions (0.85) (0.32) (0.40) Net Asset Value, End of Period $8.28 $9.31 $9.51 Total Return(b)(c) (1.94)% 1.20% 3.05% Ratios to Average Net Assets: Net Expenses (d)(e) 0.55% 0.58%(f) 0.60% Net Investment Income (Loss) (d) 3.85% 4.34% 3.94% Gross Expenses (d)(e) 0.81% 1.08% 5.38% Supplemental Data: Net Assets at end of period (000's) $14,055 $13,910 $2,518 Portfolio Turnover (b)(g) 46% 61% 89% (a) Per share net investment income (loss) has been calculated using the average daily shares method. (b) Not annualized for periods less than one year. (c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported total return. (d) Annualized for periods less than one year. (e) Does not include acquired fund fees and expenses, if any. (f) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap. (See note 5 in the Notes to Financial Statements) (g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares. (h) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year. (i) Commencement of operations. (j) The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.

Notes to Financial Statements Victory Portfolios II December 31, 2022 38 (Unaudited) 1. Organization: Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 25 funds, 23 of which are Exchange-Traded Funds (“ETFs”), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The accompanying financial statements are those of the following two Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act. Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered Victory US 500 Enhance Volatility Wtd Index Fund US 500 Enhance Volatility Wtd Index Fund A, C, and I Victory Market Neutral Income Fund Market Neutral Income Fund A, C, I, and Member Class Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote. 2. Significant Accounting Policies: The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946. Investment Valuation: The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below: • Level 1 — quoted prices (unadjusted) in active markets for identical securities • Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.) • Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments) Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments. The Adviser, appointed as the valuation designee by the Trust's Board of Trustees' (the “Board”), has established the Pricing and Liquidity Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board. Portfolio securities listed or traded on securities exchanges, including ETFs, and American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy. In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Victory Portfolios II

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy.

A summary of the valuations as of December 31, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
US 500 Enhanced Volatility Wtd Index Fund				
Common Stocks	$47,632,626	$—	$—	$47,632,626
Investment Companies	207,096	—	—	207,096
Collateral for Securities Loaned	81,296	—	—	81,296
Total	$47,921,018	$—	$—	$47,921,018
Other Financial Investments*				
Assets:				
Futures Contracts	808	—	—	808
Total	$808	$—	$—	$808
Market Neutral Income Fund				
Common Stocks	1,617,079,140	1,336,094,982	930,876	2,954,104,998
Collateral for Securities Loaned	88,079,696	—	—	88,079,696
Total	$1,705,158,836	$1,336,094,982	$930,876	$3,042,184,694
Other Financial Investments*				
Assets:				
Futures Contracts	100,460,318	—	—	100,460,318
Liabilities:				
Futures Contracts	(87,829,535)	—	—	(87,829,535)
Total	$12,630,783	$—	$—	$12,630,783

* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

As of December 31, 2022, there were no transfers into/out of Level 3.

Investment Companies:

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2022, the Funds had no open forward foreign exchange currency contracts.

39

Notes to Financial Statements — continued Victory Portfolios II December 31, 2022 40 (Unaudited) Futures Contracts: The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Funds to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds' futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds' ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with broker for futures contracts. Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the six months December 31, 2022, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash. Summary of Derivative Instruments: The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2022: Assets Liabilities Variation Margin Receivable on Open Futures Contracts* Variation Margin Payable on Open Futures Contracts* Equity Risk Exposure: 100,460,318 (87,828,727) US 500 Enhanced Volatility Wtd Index Fund .................................................. $ – $ (808) Market Neutral Income Fund ............................................................. 100,460,318 87,829,535 * Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities. The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended December 31, 2022: Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result of Operations Net Realized Gains (Losses) from Futures Contracts Net Change in Unrealized Appreciation/ Depreciation on Futures Contracts Equity Risk Exposure: (43,547,727) (178,062,992) US 500 Enhanced Volatility Wtd Index Fund .............................................. $ (13,976) $ (7,384) Market Neutral Income Fund ......................................................... (43,533,751) (178,055,608) All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Notes to Financial Statements — continued Victory Portfolios II December 31, 2022 41 (Unaudited) Investment Transactions and Related Income: Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates. Securities Lending: The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds' securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default. The following table is a summary of the Funds' securities lending transactions as of December 31, 2022. Value of Securities on Loan Non-Cash Collateral Cash Collateral US 500 Enhanced Volatility Wtd Index Fund ............................. $ 79,023 $— $ 81,296 Market Neutral Income Fund ........................................ 83,279,229 — 88,079,696 Foreign Currency Translations: The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations. Foreign Taxes: The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest. Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30. For the six months ended December 31, 2022, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Victory Portfolios II

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31, 2022, were as follows:

	Excluding U.S. Government Securities	
	Purchases	Sales
US 500 Enhanced Volatility Wtd Index Fund	$ 38,935,363	$ 46,532,621
Market Neutral Income Fund	1,836,199,378	3,199,670,055

4. Affiliated Fund Ownership:

The Funds offer shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2022, certain fund-of-funds owned total outstanding shares of the Funds as follows:

Market Neutral Income Fund	Ownership %
USAA Cornerstone Conservative Fund	0.1
USAA Target Retirement Income Fund	1.0
USAA Target Retirement 2030 Fund	0.7
USAA Target Retirement 2040 Fund	0.4
USAA Target Retirement 2050 Fund	0.2

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

	Flat Rate
US 500 Enhanced Volatility Wtd Index Fund	0.70%
Market Neutral Income Fund	0.35%

Amounts incurred and paid to VCM for the six months ended December 31, 2022, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets		
Up to $15 billion	$15 billion — $30 billion	Over $30 billion
0.08%, plus	0.05%, plus	0.04%

Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.

42

Victory Portfolios II

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Sub-Administration fees.

The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and USAA Mutual Funds (collectively, the "Victory Funds Complex"), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Transfer agent fees.

Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:

	Class A	Class C
US 500 Enhanced Volatility Wtd Index Fund	0.25%	1.00%
Market Neutral Income Fund	0.25%	1.00%

The Plans are characterized as reimbursement plans since the distribution fees will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. If the aggregate payments received by the Distributor for a particular class of shares of the Funds in any fiscal year exceed the expenditures made by the Distributor in that year pursuant to the Plans, the Distributor will reimburse the Funds for the amount of the excess.

For the six months, the Distributor did not reimburse the Funds.

The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A and Class C. Amounts incurred for the six-months ended December 31, 2022, are reflected on the Statements of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the six months ended December 31, 2022, the Distributor received $6,313 from commissions earned in connection with sales of Class A. A $15 fee may be charged for redemptions made by wire. The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of December 31, 2022, the expense limits (excluding voluntary waivers) are as follows:

	In effect until February 28, 2023			
	Class A	Class C	Class I	Member Class
US 500 Enhanced Volatility Wtd Index Fund	0.99%	1.74%	0.74%	N/A
Market Neutral Income Fund	0.75%	1.50%	0.40%	0.55%

43

Victory Portfolios II

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

Under the terms of the expense limitation agreements, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of December 31, 2022, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at December 31, 2022.

	Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
US 500 Enhanced Volatility Wtd Index Fund	$ 99,468	$ 170,552	$ 182,939	$ 84,800	$ 537,759
Market Neutral Income Fund	377,592	1,612,292	4,525,747	4,458,372	10,974,003

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2022.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

6. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Equity Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general, economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Large-Capitalization Stock Risk — The securities of large-capitalization companies may underperform the securities of smaller capitalization companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Funds' performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Prior to June 28, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, June 27, 2022, interest was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. The Funds did not experience a material financial impact transitioning from LIBOR to SOFR. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Funds had no borrowings under the Line of Credit agreement during the six months ended December 31, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any

44

Notes to Financial Statements — continued Victory Portfolios II December 31, 2022 45 (Unaudited) other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender, interest earned by each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending. The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended December 31, 2022, were as follows: Borrower or Lender Amount Outstanding December 31, 2022 Average Borrowing* Days Borrowing Outstanding Average Interest Rate* Maximum Borrowing During the Period Market Neutral Income Fund. . . . . .Borrower $— $30,152,583 12 3.90% $44,148,000 * Based on the number of days borrowings were outstanding for the period ended December 31, 2022. 8. Federal Income Tax Information: Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund. Declared Paid US 500 Enhanced Volatility Wtd Index Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Quarterly Quarterly Market Neutral Income Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Annually Annually The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year. At the tax year ended June 30, 2022, the Funds had no capital loss carryforward for federal income tax purposes.

Victory Portfolios II

Supplemental Information
December 31, 2022

(Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022, through December 31, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/22	Actual Ending Account Value 12/31/22	Hypothetical Ending Account Value 12/31/22	Actual Expenses Paid During Period 7/1/22 - 12/31/22*	Hypothetical Expenses Paid During Period 7/1/22 - 12/31/22*	Annualized Expense Ratio During Period 7/1/22 - 12/31/22
US 500 Enhanced Volatility Wtd Index Fund						
Class A	$1,000.00	$1,027.90	$1,020.21	$5.06	$5.04	0.99%
Class C	1,000.00	1,024.70	1,016.43	8.88	8.84	1.74%
Class I	1,000.00	1,029.00	1,021.48	3.78	3.77	0.74%
Market Neutral Income Fund						
Class A	1,000.00	979.40	1,021.42	3.74	3.82	0.75%
Class C	1,000.00	975.60	1,017.64	7.47	7.63	1.50%
Class I	1,000.00	981.40	1,023.19	2.00	2.04	0.40%
Member Class	1,000.00	980.60	1,022.43	2.75	2.80	0.55%

* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

46

Victory Portfolios II 47 (Unaudited) Supplemental Information — continued December 31, 2022 Considerations of the Board in Continuing the Investment Advisory Agreements (the “Agreement”) The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 6, 2022. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 18, 2022 and December 6, 2022. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees. In addition, the Independent Trustees considered a past review of their overall process for conducting the annual review of the Funds’ advisory arrangements by a consultant retained through their counsel. The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors: • The requirements of the Funds for the services provided by the Adviser; • The nature, quality and extent of the services provided and expected to be provided; • The performance of the Funds as compared to comparable funds; • The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable); • Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds; • The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds; • The total expenses of each Fund; • Management’s commitment to operating the Funds at competitive expense levels; • The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds; • Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions; • Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution; • The capabilities and financial condition of the Adviser; • Current economic and industry trends; and • The historical relationship between each Fund and the Adviser. The Board reviewed each Fund’s current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s profitability with respect to each Fund individually. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. The Board noted that none of the advisory fee arrangements for the Funds included breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below. For Funds with total net expense ratios that ranked within the fourth quartile (most expensive) in relation to their peers as evaluated by a consultant, the Board requested, and the Adviser provided, supplemental information about the level of fees and the nature of the services provided. The Adviser reviewed additional relevant circumstances, which included, among other things, specialized strategies, small or decreasing assets, or rapid or recent changes in peer expense ratios. The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust. The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund’s respective peer group. The Board also found that each Fund’s Class A net annual expense ratio, taking into account any shareholder servicing

Supplemental Information — continued Victory Portfolios II December 31, 2022 48 (Unaudited) or distribution fees, was reasonable as compared with each Fund’s respective peer group. The Board considered the Adviser’s contractual agreement with each Fund to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund’s prospectus. The Board reviewed each Fund’s performance over one-, three- and five-year periods against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index is gross returns. The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors. US 500 Enhanced Volatility Wtd Index Fund: Noting that the Fund commenced operations in 2012, the Board compared the Fund’s Class A performance for the one-, three- and five-year periods ended June 30, 2022, to that of the median performance of the Fund’s peer group for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for the one- and three-year periods, and underperformed the peer group median for the five-year period. The Board noted that the Fund’s investment objective is to track its benchmark index before fees and expenses. The Board recognized that the performance of the Fund is net of expenses, while the performance of the benchmark index is gross returns and as a result, the Fund generally will underperform its benchmark due to fees and expenses. The Board discussed with the Adviser how market conditions affected the Fund during periods of underperformance given the Fund’s investment strategy and fee and expense profile. Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. Market Neutral Income Fund: Noting that the Fund commenced operations in 2012, the Board compared the Fund’s Class A performance for the one-, three- and five-year periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark for all of the periods reviewed, outperformed the peer group median for the one-and five-year periods, and matched the peer group median for the three-year period. Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. Conclusion: Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others: • The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies; • The nature, quality and extent of the investment advisory services provided by the Adviser; • The Adviser’s entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Funds; • The Adviser’s representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience; • The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams; and • The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-mance of the Adviser.

Privacy Policy Protecting the Privacy of Information The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance. We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose. To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.* * You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds P.O. Box 182593 Columbus, Ohio 43218-2593 Visit our website at: vcm.com Call Victory at: 800-539-FUND (800-539-3863) 800-235-8396 for Member Class VP-COMPASS-SAR (12/22)

December 31, 2022 Semi Annual Report VictoryShares US 500 Volatility Wtd ETF VictoryShares US Small Cap Volatility Wtd ETF VictoryShares International Volatility Wtd ETF VictoryShares US Large Cap High Div Volatility Wtd ETF VictoryShares US Small Cap High Div Volatility Wtd ETF VictoryShares International High Div Volatility Wtd ETF VictoryShares Dividend Accelerator ETF VictoryShares US Multi-Factor Minimum Volatility ETF VictoryShares US 500 Enhanced Volatility Wtd ETF VictoryShares US EQ Income Enhanced Volatility Wtd ETF VictoryShares US Discovery Enhanced Volatility Wtd ETF VictoryShares Developed Enhanced Volatility Wtd ETF VictoryShares Nasdaq Next 50 ETF VictoryShares ESG Core Plus Bond ETF VictoryShares ESG Corporate Bond ETF VictoryShares THB Mid Cap ESG ETF VictoryShares WestEnd U.S. Sector ETF

vcm.com News, Information And Education 24 Hours A Day, 7 Days A Week The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes: • Detailed performance records • Daily share prices • The latest fund news • Investment resources to help you become a better investor • A section dedicated to investment professionals Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

TABLE OF CONTENTS Victory Portfolios II 1 Investment Objectives and Portfolio Holdings 3 Schedules of Portfolio Investments VictoryShares US 500 Volatility Wtd ETF 20 VictoryShares US Small Cap Volatility Wtd ETF 29 VictoryShares International Volatility Wtd ETF 38 VictoryShares US Large Cap High Div Volatility Wtd ETF 54 VictoryShares US Small Cap High Div Volatility Wtd ETF 57 VictoryShares International High Div Volatility Wtd ETF 60 VictoryShares Dividend Accelerator ETF 66 VictoryShares US Multi-Factor Minimum Volatility ETF 68 VictoryShares US 500 Enhanced Volatility Wtd ETF 70 VictoryShares US EQ Income Enhanced Volatility Wtd ETF 79 VictoryShares US Discovery Enhanced Volatility Wtd ETF 82 VictoryShares Developed Enhanced Volatility Wtd ETF 92 VictoryShares Nasdaq Next 50 ETF 108 VictoryShares ESG Core Plus Bond ETF 110 VictoryShares ESG Corporate Bond ETF 122 VictoryShares THB Mid Cap ESG ETF 128 VictoryShares WestEnd U.S. Sector ETF 130 Financial Statements Statements of Assets and Liabilities 136 Statements of Operations 142 Statements of Changes in Net Assets 148 Financial Highlights 154 Notes to Financial Statements 171 Supplemental Information 187 Proxy Voting and Portfolio Holdings Information 187 Expense Examples 187 Advisory Contract Approval 189 Privacy Policy (inside back cover)

2 Call Victory at: 800-539-FUND (800-539-3863) Visit our website at: vcm.com IRA DISTRIBUTION WITHHOLDING DISCLOSURE We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent. If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution. For more specific information, please consult your tax adviser. The Funds are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds. For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money. The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results. • NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

3 Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Volatility Weighted Index before fees and expenses. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Merck & Co., Inc. 0.4% Gilead Sciences, Inc. 0.4% Johnson & Johnson 0.4% Arch Capital Group Ltd. 0.4% Amgen, Inc. 0.4% Bristol-Myers Squibb Co. 0.4% AbbVie, Inc. 0.4% PepsiCo, Inc. 0.4% McDonald's Corp. 0.3% The Coca-Cola Co. 0.3% Sector Allocation*: December 31, 2022 (% of Net Assets) Financials 16.6% Industrials 16.0% Health Care 14.7% Real Estate 0.2% Communication Services 4.0% Energy 4.1% Materials 5.5% Utilities 7.8% Consumer Discretionary 8.4% Consumer Staples 9.2% Information Technology 13.2% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

4 Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap 500 Volatility Weighted Index before fees and expenses. Top 10 Holdings*: December 31, 2022 (% of Net Assets) SJW Group 0.5% City Holding Co. 0.4% Westamerica Bancorp 0.4% NBT Bancorp, Inc. 0.4% Avista Corp. 0.4% NorthWestern Corp. 0.4% Northwest Bancshares, Inc. 0.4% Capitol Federal Financial, Inc. 0.4% S&T Bancorp, Inc. 0.4% Sitio Royalties Corp., Class A 0.4% Sector Allocation*: December 31, 2022 (% of Net Assets) Financials 25.9% Industrials 19.7% Real Estate 1.3% Utilities 2.9% Energy 3.0% Communication Services 3.6% Materials 5.0% Consumer Staples 7.1% Health Care 7.8% Information Technology 9.3% Consumer Discretionary 14.0% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

5 Victory Portfolios II VictoryShares International Volatility Wtd ETF December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Volatility Weighted Index before fees and expenses. Top 10 Holdings*: December 31, 2022 (% of Net Assets) MTR Corp. Ltd. 0.5% Hydro One Ltd. 0.4% Swisscom AG, Registered Shares 0.4% Fortis, Inc. 0.4% Orange SA 0.4% Sun Hung Kai Properties Ltd. 0.4% Japan Tobacco, Inc. 0.4% Mizuho Financial Group, Inc. 0.4% Softbank Corp. 0.4% Japan Post Holdings Co. Ltd. 0.4% Sector Allocation*: December 31, 2022 (% of Net Assets) Financials 21.6% Industrials 16.5% Consumer Staples 10.6% Real Estate 3.1% Energy 4.1% Utilities 5.6% Information Technology 6.4% Communication Services 7.5% Consumer Discretionary 7.6% Materials 8.1% Health Care 8.1% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

6 Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index before fees and expenses. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Merck & Co., Inc. 2.0% Gilead Sciences, Inc. 1.9% Amgen, Inc. 1.6% Bristol-Myers Squibb Co. 1.6% AbbVie, Inc. 1.6% Duke Energy Corp. 1.5% FirstEnergy Corp. 1.5% Consolidated Edison, Inc. 1.4% American Electric Power Co., Inc. 1.4% Campbell Soup Co. 1.4% Sector Allocation*: December 31, 2022 (% of Net Assets) Financials 22.2% Utilities 18.2% Industrials 3.4% Consumer Discretionary 5.0% Communication Services 6.1% Materials 6.4% Energy 7.7% Information Technology 8.0% Consumer Staples 10.8% Health Care 11.7% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF December 31, 2022

(Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:
December 31, 2022
(% of Net Assets)

SJW Group	1.9%
Avista Corp.	1.8%
Capitol Federal Financial, Inc.	1.7%
NorthWestern Corp.	1.7%
Northwest Bancshares, Inc.	1.7%
S&T Bancorp, Inc.	1.7%
Sitio Royalties Corp., Class A	1.7%
OceanFirst Financial Corp.	1.6%
Provident Financial Services, Inc.	1.6%
McGrath RentCorp	1.6%

Sector Allocation*:
December 31, 2022
(% of Net Assets)


Real Estate
2.6%
Energy
2.7%
Information Technology
3.3%
Communication Services
3.4%
Health Care
4.2%
Materials
4.9%
Consumer Staples
8.6%
Utilities
9.4%
Consumer Discretionary
17.3%
Financials
25.5%
Industrials
17.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

7

8 Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide investment results that track the performance of the Nasdaq Victory International High Dividend 100 Volatility Weighted Index before fees and expenses. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Swisscom AG, Registered Shares 1.7% Orange SA 1.7% Japan Tobacco, Inc. 1.7% Softbank Corp. 1.6% BCE, Inc. 1.6% Takeda Pharmaceutical Co. Ltd. 1.6% Emera, Inc. 1.5% Koninklijke KPN NV 1.5% Keppel Corp. Ltd. 1.5% Great-West Lifeco, Inc. 1.4% Sector Allocation*: December 31, 2022 (% of Net Assets) Financials 26.2% Communication Services 14.6% Consumer Discretionary 2.5% Real Estate 2.8% Health Care 3.3% Consumer Staples 6.1% Energy 9.6% Industrials 10.5% Materials 10.9% Utilities 12.4% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

9 Victory Portfolios II VictoryShares Dividend Accelerator ETF December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide investment results that track the performance of the Nasdaq Victory Dividend Accelerator Index before fees and expenses. Top 10 Holdings*: December 31, 2022 (% of Net Assets) 3M Co. 3.3% Lincoln Electric Holdings, Inc. 3.2% Aon PLC, Class A 3.0% Elevance Health, Inc. 2.9% Cisco Systems, Inc. 2.8% Emerson Electric Co. 2.7% Consolidated Edison, Inc. 2.6% Donaldson Co., Inc. 2.5% Apple, Inc. 2.4% Mastercard, Inc., Class A 2.3% Sector Allocation*: December 31, 2022 (% of Net Assets) Industrials 29.4% Consumer Staples 18.6% Communication Services 0.6% Energy 1.0% Utilities 3.3% Materials 6.1% Consumer Discretionary 6.6% Financials 9.3% Health Care 12.1% Information Technology 12.5% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

10 Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Multi-Factor Minimum Volatility Index before fees and expenses. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Microsoft Corp. 7.8% Chevron Corp. 4.2% Johnson & Johnson 4.2% AbbVie, Inc. 4.0% Lockheed Martin Corp. 3.7% Walmart, Inc. 3.5% Pfizer, Inc. 3.4% Texas Instruments, Inc. 3.3% Bristol-Myers Squibb Co. 3.1% Merck & Co., Inc. 3.1% Sector Allocation*: December 31, 2022 (% of Net Assets) Information Technology 20.5% Health Care 19.7% Real Estate 0.6% Materials 0.6% Consumer Discretionary 1.8% Financials 7.0% Communication Services 9.7% Energy 10.3% Consumer Staples 13.9% Industrials 15.5% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

11 Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index before fees and expenses. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Merck & Co., Inc. 0.4% Gilead Sciences, Inc. 0.4% Johnson & Johnson 0.4% Arch Capital Group Ltd. 0.4% Amgen, Inc. 0.4% Bristol-Myers Squibb Co. 0.4% AbbVie, Inc. 0.4% PepsiCo, Inc. 0.4% McDonald's Corp. 0.3% The Coca-Cola Co. 0.3% Sector Allocation*: December 31, 2022 (% of Net Assets) Financials 16.6% Industrials 15.9% Health Care 14.6% Real Estate 0.2% Communication Services 4.0% Energy 4.1% Materials 5.5% Utilities 7.8% Consumer Discretionary 8.4% Consumer Staples 9.1% Information Technology 13.1% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

12 Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index before fees and expenses. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Merck & Co., Inc. 1.9% Gilead Sciences, Inc. 1.9% Amgen, Inc. 1.6% Bristol-Myers Squibb Co. 1.6% AbbVie, Inc. 1.6% Duke Energy Corp. 1.5% FirstEnergy Corp. 1.5% Consolidated Edison, Inc. 1.4% American Electric Power Co., Inc. 1.4% Campbell Soup Co. 1.4% Sector Allocation*: December 31, 2022 (% of Net Assets) Financials 22.1% Utilities 18.1% Industrials 3.4% Consumer Discretionary 5.0% Communication Services 6.1% Materials 6.4% Energy 7.7% Information Technology 8.0% Consumer Staples 10.8% Health Care 11.6% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

13 Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap High Dividend 500 Long/Cash Volatility Weighted Index before fees and expenses. Top 10 Holdings*: December 31, 2022 (% of Net Assets) SJW Group 0.5% City Holding Co. 0.4% Westamerica Bancorp 0.4% NBT Bancorp, Inc. 0.4% Avista Corp. 0.4% Capitol Federal Financial, Inc. 0.4% NorthWestern Corp. 0.4% Northwest Bancshares, Inc. 0.4% S&T Bancorp, Inc. 0.4% Employers Holdings, Inc. 0.4% Sector Allocation*: December 31, 2022 (% of Net Assets) Financials 25.8% Industrials 19.7% Real Estate 1.3% Utilities 2.9% Energy 3.0% Communication Services 3.6% Materials 5.0% Consumer Staples 7.1% Health Care 7.8% Information Technology 9.3% Consumer Discretionary 13.9% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

14 Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Long/Cash Volatility Weighted Index before fees and expenses. Top 10 Holdings*: December 31, 2022 (% of Net Assets) MTR Corp. Ltd. 0.2% Hydro One Ltd. 0.2% Swisscom AG, Registered Shares 0.2% Fortis, Inc. 0.2% Orange SA 0.2% Japan Tobacco, Inc. 0.2% Sun Hung Kai Properties Ltd. 0.2% Softbank Corp. 0.2% Mizuho Financial Group, Inc. 0.2% Oversea-Chinese Banking Corp. Ltd. 0.2% Sector Allocation*: December 31, 2022 (% of Net Assets) Financials 11.4% Industrials 8.5% Consumer Staples 5.8% Real Estate 1.7% Energy 2.3% Utilities 3.0% Information Technology 3.4% Consumer Discretionary 3.9% Communication Services 4.1% Materials 4.3% Health Care 4.4% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

15 Victory Portfolios II VictoryShares Nasdaq Next 50 ETF December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide investment results that track the performance of the Nasdaq Q-50 Index before fees and expenses. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Alnylam Pharmaceuticals, Inc. 3.5% ON Semiconductor Corp. 3.2% Horizon Therapeutics PLC 3.1% Coca-Cola Europacific Partners PLC 3.0% Tractor Supply Co. 3.0% CDW Corp. 2.9% Ulta Beauty, Inc. 2.9% VeriSign, Inc. 2.6% Insulet Corp. 2.5% The Trade Desk, Inc., Class A 2.4% Sector Allocation*: December 31, 2022 (% of Net Assets) Information Technology 37.1% Utilities 1.7% Materials 2.1% Consumer Staples 3.0% Energy 3.3% Industrials 7.3% Consumer Discretionary 9.2% Communication Services 11.4% Health Care 24.7% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

16 Victory Portfolios II VictoryShares ESG Core Plus Bond ETF December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks high current income without undue risk to principal. Asset Allocation*: December 31, 2022 (% of Net Assets) Corporate Bonds 30.6% Collateralized Mortgage Obligations 20.3% Municipal Bonds 0.7% Senior Secured Loans 3.1% U.S. Government Agency Mortgages 3.2% Yankee Dollars 6.0% Asset-Backed Securities 17.0% U.S. Treasury Obligations 17.3% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

17 Victory Portfolios II VictoryShares ESG Corporate Bond ETF December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks maximum current income without undue risk to principal. Asset Allocation*: December 31, 2022 (% of Net Assets) Corporate Bonds 79.6% Yankee Dollars 18.0% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

18 Victory Portfolios II VictoryShares THB Mid Cap ESG ETF December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks capital appreciation. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Waters Corp. 4.6% The Toro Co. 4.2% HEICO Corp. 4.2% Hologic, Inc. 3.9% Amphenol Corp., Class A 3.9% Verisk Analytics, Inc. 3.9% Chemed Corp. 3.7% NVR, Inc. 3.6% Cadence Design Systems, Inc. 3.6% Copart, Inc. 3.5% Sector Allocation*: December 31, 2022 (% of Net Assets) Industrials 43.1% Materials 3.3% Consumer Staples 6.0% Consumer Discretionary 9.8% Health Care 18.5% Information Technology 19.2% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

19 Victory Portfolios II VictoryShares WestEnd U.S. Sector ETF December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide long-term capital appreciation. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Apple, Inc. 6.2% Microsoft Corp. 5.8% UnitedHealth Group, Inc. 3.0% Johnson & Johnson 2.8% Alphabet, Inc., Class A 2.5% Alphabet, Inc., Class C 2.3% Amazon.com, Inc. 2.0% The Procter & Gamble Co. 1.9% NextEra Energy, Inc. 1.8% Eli Lilly & Co. 1.8% Sector Allocation*: December 31, 2022 (% of Net Assets) Health Care 30.4% Consumer Discretionary 8.4% Utilities 10.6% Communication Services 11.4% Consumer Staples 12.7% Information Technology 26.2% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

Schedule of Portfolio Investments
December 31, 2022

(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)		
Communication Services (4.0%):		
Alphabet, Inc., Class A (a)	9,217	$ 813,216
AT&T, Inc.	75,243	1,385,224
Charter Communications, Inc., Class A (a)	2,610	885,051
Comcast Corp., Class A	37,154	1,299,275
DISH Network Corp., Class A (a)	34,975	491,049
Electronic Arts, Inc.	10,742	1,312,458
Endeavor Group Holdings, Inc., Class A (a)	37,738	850,615
Fox Corp., Class A	36,375	1,104,709
Liberty Broadband Corp., Class C (a)	11,218	855,597
Lumen Technologies, Inc.	93,984	490,596
Match Group, Inc. (a)	10,499	435,603
Meta Platforms, Inc., Class A (a)	3,708	446,221
Netflix, Inc. (a)	2,306	679,993
News Corp., Class A	60,729	1,105,268
Omnicom Group, Inc.	15,946	1,300,715
Paramount Global, Class B	29,220	493,234
Pinterest, Inc., Class A (a)	19,309	468,822
Sirius XM Holdings, Inc. (b)	244,624	1,428,604
Take-Two Interactive Software, Inc. (a)	6,978	726,619
The Interpublic Group of Cos., Inc.	37,676	1,254,988
The Trade Desk, Inc., Class A (a)	6,329	283,729
The Walt Disney Co. (a)	10,031	871,493
T-Mobile U.S., Inc. (a)	8,486	1,188,040
Verizon Communications, Inc.	40,361	1,590,223
Warner Music Group Corp., Class A	29,388	1,029,168
ZoomInfo Technologies, Inc. (a)	11,912	358,670
		23,149,180
Consumer Discretionary (8.4%):		
Advance Auto Parts, Inc.	6,199	911,439
Airbnb, Inc., Class A (a)	5,306	453,663
Amazon.com, Inc. (a)	5,844	490,896
Aptiv PLC (a)	7,560	704,063
Aramark	31,295	1,293,735
AutoZone, Inc. (a)	560	1,381,061
Best Buy Co., Inc.	11,868	951,932
Booking Holdings, Inc. (a)	446	898,815
Burlington Stores, Inc. (a)	4,607	934,115
CarMax, Inc. (a)	9,310	566,886
Chipotle Mexican Grill, Inc. (a)	534	740,920
D.R. Horton, Inc.	11,916	1,062,192
Darden Restaurants, Inc.	8,181	1,131,678
Dollar General Corp.	4,513	1,111,326
Dollar Tree, Inc. (a)	6,198	876,645
Domino's Pizza, Inc.	3,116	1,079,382
Etsy, Inc. (a)	4,432	530,865
Expedia Group, Inc. (a)	6,855	600,498
Ford Motor Co.	49,173	571,882
Garmin Ltd.	13,365	1,233,456
General Motors Co.	21,697	729,887
Genuine Parts Co.	9,630	1,670,901
Hasbro, Inc.	15,443	942,177
Hilton Worldwide Holdings, Inc.	7,469	943,783
Hyatt Hotels Corp., Class A (a)	9,488	858,190
Lennar Corp., Class A	10,989	994,505
LKQ Corp.	19,567	1,045,074
Lowe's Cos., Inc.	6,135	1,222,337
Marriott International, Inc., Class A	6,338	943,665
McDonald's Corp.	7,500	1,976,475
MGM Resorts International	23,265	780,075
NIKE, Inc., Class B	9,158	1,071,578
NVR, Inc. (a)	259	1,194,658
O'Reilly Automotive, Inc. (a)	1,690	1,426,411

See notes to financial statements.
20

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Pool Corp.	2,670	$	807,221
PulteGroup, Inc.	20,856		949,574
Ross Stores, Inc.	9,187		1,066,335
Service Corp. International	19,609		1,355,766
Starbucks Corp.	12,246		1,214,803
Target Corp.	5,024		748,777
Tesla, Inc. (a)	2,013		247,961
The Home Depot, Inc.	4,258		1,344,932
The TJX Cos., Inc.	17,209		1,369,836
Tractor Supply Co.	5,527		1,243,409
Ulta Beauty, Inc. (a)	2,185		1,024,918
Vail Resorts, Inc.	4,425		1,054,699
VF Corp.	24,200		668,162
Williams-Sonoma, Inc.	4,594		527,943
Yum! Brands, Inc.	13,706		1,755,465
			48,704,966
Consumer Staples (9.2%):			
Albertsons Cos., Inc., Class A	45,694		947,694
Altria Group, Inc.	31,477		1,438,814
Archer-Daniels-Midland Co.	13,683		1,270,466
BJ's Wholesale Club Holdings, Inc. (a)	11,253		744,498
Brown-Forman Corp., Class B	20,911		1,373,434
Bunge Ltd.	11,561		1,153,441
Campbell Soup Co.	31,027		1,760,782
Church & Dwight Co., Inc.	17,711		1,427,684
Colgate-Palmolive Co.	22,987		1,811,146
Conagra Brands, Inc.	41,294		1,598,078
Constellation Brands, Inc., Class A	6,577		1,524,220
Costco Wholesale Corp.	2,232		1,018,908
Darling Ingredients, Inc. (a)	10,859		679,665
General Mills, Inc.	21,609		1,811,915
Hormel Foods Corp.	35,027		1,595,480
Kellogg Co.	23,916		1,703,776
Keurig Dr Pepper, Inc.	47,787		1,704,084
Kimberly-Clark Corp.	12,808		1,738,686
Lamb Weston Holdings, Inc.	14,679		1,311,715
McCormick & Co., Inc.	17,461		1,447,342
Molson Coors Beverage Co., Class B	23,465		1,208,917
Mondelez International, Inc., Class A	29,190		1,945,513
Monster Beverage Corp. (a)	13,839		1,405,074
PepsiCo, Inc.	11,348		2,050,130
Philip Morris International, Inc.	15,337		1,552,258
Sysco Corp.	14,961		1,143,768
The Clorox Co.	7,499		1,052,335
The Coca-Cola Co.	30,647		1,949,456
The Estee Lauder Cos., Inc.	3,651		905,850
The Hershey Co.	7,740		1,792,352
The J.M. Smucker Co.	10,192		1,615,024
The Kraft Heinz Co.	36,929		1,503,380
The Kroger Co.	23,200		1,034,256
The Procter & Gamble Co.	11,661		1,767,341
Tyson Foods, Inc., Class A	17,477		1,087,943
Walgreens Boots Alliance, Inc.	37,994		1,419,456
Walmart, Inc.	9,950		1,410,810
			52,905,691
Energy (4.1%):			
Antero Resources Corp. (a)	15,076		467,205
APA Corp.	15,914		742,866
Chesapeake Energy Corp.	7,592		716,457
Chevron Corp.	7,109		1,275,994
ConocoPhillips	8,015		945,770
Coterra Energy, Inc.	25,425		624,692
Devon Energy Corp.	9,623		591,911
Diamondback Energy, Inc.	5,575		762,549

See notes to financial statements.
21

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
EOG Resources, Inc.	6,724	$ 870,893
Exxon Mobil Corp.	10,788	1,189,916
Halliburton Co.	24,917	980,484
Hess Corp.	7,018	995,293
HF Sinclair Corp.	14,757	765,741
Kinder Morgan, Inc.	76,877	1,389,936
Marathon Oil Corp.	27,729	750,624
Marathon Petroleum Corp.	10,403	1,210,805
Occidental Petroleum Corp.	8,764	552,044
ONEOK, Inc.	18,457	1,212,625
Ovintiv, Inc.	11,580	587,222
Phillips 66	10,619	1,105,226
Pioneer Natural Resources Co.	3,732	852,352
Schlumberger Ltd.	19,616	1,048,671
Targa Resources Corp.	13,980	1,027,530
Texas Pacific Land Corp.	405	949,413
The Williams Cos., Inc.	39,976	1,315,210
Valero Energy Corp.	7,183	911,235
		23,842,664
Financials (16.6%):		
Aflac, Inc.	26,632	1,915,906
Ally Financial, Inc.	26,133	638,952
American Express Co.	6,758	998,494
American Financial Group, Inc.	10,651	1,462,169
American International Group, Inc.	20,662	1,306,665
Ameriprise Financial, Inc.	3,875	1,206,559
Aon PLC, Class A	4,669	1,401,354
Arch Capital Group Ltd. (a)	34,509	2,166,475
Ares Management Corp., Class A	10,428	713,692
Arthur J. Gallagher & Co.	7,727	1,456,849
Bank of America Corp.	34,336	1,137,208
Berkshire Hathaway, Inc., Class B (a)	6,201	1,915,489
BlackRock, Inc.	1,671	1,184,121
Blackstone, Inc.	7,502	556,573
Brown & Brown, Inc.	19,736	1,124,360
Capital One Financial Corp.	8,821	820,000
Cboe Global Markets, Inc.	12,288	1,541,775
Chubb Ltd.	8,624	1,902,454
Cincinnati Financial Corp.	11,561	1,183,731
Citigroup, Inc.	22,259	1,006,775
Citizens Financial Group, Inc.	27,998	1,102,281
CME Group, Inc.	7,325	1,231,772
Comerica, Inc.	12,608	842,845
Discover Financial Services	8,815	862,371
East West Bancorp, Inc.	13,059	860,588
Equitable Holdings, Inc.	34,828	999,564
Erie Indemnity Co., Class A	6,705	1,667,668
Everest Re Group Ltd.	5,348	1,771,632
F&G Annuities & Life, Inc. (a)	2,258	45,183
FactSet Research Systems, Inc.	3,151	1,264,213
Fidelity National Financial, Inc.	33,199	1,248,946
Fifth Third Bancorp	30,796	1,010,417
First Citizens BancShares, Inc., Class A	1,199	909,274
First Republic Bank	7,010	854,449
Franklin Resources, Inc.	40,827	1,077,016
Globe Life, Inc.	14,811	1,785,466
Huntington Bancshares, Inc.	81,798	1,153,352
Interactive Brokers Group, Inc.	16,748	1,211,718
Intercontinental Exchange, Inc.	12,894	1,322,795
JPMorgan Chase & Co.	10,987	1,473,357
KeyCorp	62,090	1,081,608
KKR & Co., Inc.	14,970	694,907
Loews Corp.	29,595	1,726,276
LPL Financial Holdings, Inc.	3,939	851,494

See notes to financial statements.
22

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
M&T Bank Corp.	6,005	$	871,085
Markel Corp. (a)	1,302		1,715,372
MarketAxess Holdings, Inc.	4,064		1,133,409
Marsh & McLennan Cos., Inc.	9,177		1,518,610
MetLife, Inc.	21,993		1,591,633
Moody's Corp.	4,202		1,170,761
Morgan Stanley	13,470		1,145,219
Morningstar, Inc.	4,356		943,466
MSCI, Inc.	2,156		1,002,907
Nasdaq, Inc.	23,931		1,468,167
Northern Trust Corp.	11,987		1,060,730
Principal Financial Group, Inc.	15,427		1,294,634
Prudential Financial, Inc.	13,134		1,306,308
Raymond James Financial, Inc.	10,251		1,095,319
Regions Financial Corp.	46,340		999,090
Rocket Cos., Inc., Class A (b)	79,461		556,227
Ryan Specialty Holdings, Inc. (a).	22,752		944,436
S&P Global, Inc.	3,710		1,242,627
Signature Bank	3,823		440,486
State Street Corp.	13,863		1,075,353
SVB Financial Group (a)	1,581		363,851
Synchrony Financial	26,641		875,423
T. Rowe Price Group, Inc.	8,246		899,309
The Allstate Corp.	11,496		1,558,858
The Bank of New York Mellon Corp.	28,661		1,304,649
The Carlyle Group, Inc.	23,353		696,854
The Charles Schwab Corp.	13,507		1,124,593
The Goldman Sachs Group, Inc.	3,685		1,265,355
The Hartford Financial Services Group, Inc.	21,941		1,663,786
The PNC Financial Services Group, Inc.	8,150		1,287,211
The Progressive Corp.	11,602		1,504,895
The Travelers Cos., Inc.	9,832		1,843,402
Tradeweb Markets, Inc., Class A	16,990		1,103,161
Truist Financial Corp.	26,175		1,126,310
U.S. Bancorp	28,732		1,253,002
W.R. Berkley Corp.	24,123		1,750,606
Wells Fargo & Co.	23,632		975,765
			95,861,662
Health Care (14.7%):			
Abbott Laboratories	13,958		1,532,449
AbbVie, Inc.	12,694		2,051,477
Agilent Technologies, Inc.	8,173		1,223,089
Align Technology, Inc. (a).	2,645		557,831
AmerisourceBergen Corp.	10,914		1,808,559
Amgen, Inc.	7,939		2,085,099
Avantor, Inc. (a).	38,801		818,313
Baxter International, Inc.	23,486		1,197,081
Becton Dickinson and Co.	6,409		1,629,809
Biogen, Inc. (a)	5,537		1,533,306
BioMarin Pharmaceutical, Inc. (a)	11,734		1,214,352
Bio-Techne Corp.	10,842		898,585
Boston Scientific Corp. (a)	31,802		1,471,479
Bristol-Myers Squibb Co.	28,669		2,062,735
Catalent, Inc. (a)	10,127		455,816
Centene Corp. (a).	13,311		1,091,635
Charles River Laboratories International, Inc. (a)	3,989		869,203
Cigna Corp.	4,817		1,596,065
CVS Health Corp.	15,070		1,404,373
Danaher Corp.	4,177		1,108,659
Dexcom, Inc. (a)	8,360		946,686
Edwards Lifesciences Corp. (a)	11,047		824,217
Elevance Health, Inc.	2,743		1,407,077
Eli Lilly & Co.	4,171		1,525,919
Gilead Sciences, Inc.	27,840		2,390,064

See notes to financial statements.
23

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
HCA Healthcare, Inc.	4,296	$	1,030,868
Henry Schein, Inc. (a)	19,817		1,582,784
Hologic, Inc. (a)	20,902		1,563,679
Horizon Therapeutics PLC (a)	14,943		1,700,513
Humana, Inc.	2,260		1,157,549
IDEXX Laboratories, Inc. (a)	2,558		1,043,562
Incyte Corp. (a)	18,699		1,501,904
Insulet Corp. (a)	2,579		759,232
Intuitive Surgical, Inc. (a)	4,047		1,073,871
IQVIA Holdings, Inc. (a)	5,011		1,026,704
Johnson & Johnson	12,884		2,275,959
Laboratory Corp. of America Holdings	5,986		1,409,583
McKesson Corp.	4,355		1,633,648
Medtronic PLC	17,221		1,338,416
Merck & Co., Inc.	22,258		2,469,525
Mettler-Toledo International, Inc. (a)	838		1,211,287
Moderna, Inc. (a)	3,838		689,382
Molina Healthcare, Inc. (a)	3,576		1,180,867
Neurocrine Biosciences, Inc. (a)	9,900		1,182,456
PerkinElmer, Inc.	7,340		1,029,215
Pfizer, Inc.	28,304		1,450,297
Quest Diagnostics, Inc.	11,710		1,831,912
R1 RCM, Inc. (a)	37,657		412,344
Regeneron Pharmaceuticals, Inc. (a)	2,252		1,624,795
Repligen Corp. (a)	2,928		495,740
ResMed, Inc.	5,074		1,056,052
Shockwave Medical, Inc. (a)	1,694		348,303
STERIS PLC	5,892		1,088,193
Stryker Corp.	5,922		1,447,870
Teleflex, Inc.	4,875		1,216,946
The Cooper Cos., Inc.	4,158		1,374,926
Thermo Fisher Scientific, Inc.	2,115		1,164,709
United Therapeutics Corp. (a)	4,590		1,276,433
UnitedHealth Group, Inc.	2,872		1,522,677
Veeva Systems, Inc., Class A (a)	3,771		608,564
Vertex Pharmaceuticals, Inc. (a)	4,379		1,264,568
Viatris, Inc.	89,696		998,316
Waters Corp. (a)	3,682		1,261,380
West Pharmaceutical Services, Inc.	3,458		813,840
Zimmer Biomet Holdings, Inc.	11,471		1,462,552
Zoetis, Inc.	8,162		1,196,141
			84,481,440
Industrials (16.0%):			
3M Co.	11,399		1,366,968
Advanced Drainage Systems, Inc.	5,591		458,294
AECOM	17,157		1,457,144
AMETEK, Inc.	13,075		1,826,839
Booz Allen Hamilton Holding Corp.	13,263		1,386,249
Builders FirstSource, Inc. (a)	12,335		800,295
C.H. Robinson Worldwide, Inc.	9,499		869,728
Carlisle Cos., Inc.	4,008		944,485
Carrier Global Corp.	29,843		1,231,024
Caterpillar, Inc.	6,010		1,439,756
Cintas Corp.	3,360		1,517,443
Copart, Inc. (a)	17,966		1,093,950
CoStar Group, Inc. (a)	11,352		877,283
CSX Corp.	41,758		1,293,663
Cummins, Inc.	5,944		1,440,172
Deere & Co.	2,650		1,136,214
Delta Air Lines, Inc. (a)	24,857		816,801
Dover Corp.	10,706		1,449,699
Eaton Corp. PLC	9,523		1,494,635
Emerson Electric Co.	16,979		1,631,003
Equifax, Inc.	5,537		1,076,171

See notes to financial statements.
24

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Expeditors International of Washington, Inc.	12,064	$	1,253,691
Fastenal Co.	26,735		1,265,100
FedEx Corp.	4,603		797,240
Fortive Corp.	19,573		1,257,565
Generac Holdings, Inc. (a)	2,593		261,011
General Dynamics Corp.	6,930		1,719,402
Graco, Inc.	22,479		1,511,938
HEICO Corp.	8,854		1,360,329
Honeywell International, Inc.	7,967		1,707,328
Howmet Aerospace, Inc.	30,630		1,207,128
Hubbell, Inc.	6,299		1,478,249
Huntington Ingalls Industries, Inc.	6,163		1,421,681
IDEX Corp.	7,099		1,620,915
Illinois Tool Works, Inc.	7,550		1,663,265
Ingersoll Rand, Inc.	22,488		1,174,998
J.B. Hunt Transport Services, Inc.	6,338		1,105,094
Jacobs Solutions, Inc.	10,523		1,263,497
Johnson Controls International PLC	22,336		1,429,504
L3Harris Technologies, Inc.	5,474		1,139,741
Leidos Holdings, Inc.	14,988		1,576,588
Lockheed Martin Corp.	3,518		1,711,472
Masco Corp.	23,015		1,074,110
Nordson Corp.	5,793		1,377,112
Norfolk Southern Corp.	5,409		1,332,886
Northrop Grumman Corp.	2,577		1,406,037
Old Dominion Freight Line, Inc.	3,244		920,582
Otis Worldwide Corp.	18,913		1,481,077
PACCAR, Inc.	15,759		1,559,668
Parker-Hannifin Corp.	4,509		1,312,119
Quanta Services, Inc.	6,533		930,952
Raytheon Technologies Corp.	15,764		1,590,903
Regal Rexnord Corp.	8,382		1,005,672
Republic Services, Inc.	11,556		1,490,608
Rockwell Automation, Inc.	4,305		1,108,839
Rollins, Inc.	38,734		1,415,340
Snap-on, Inc.	6,455		1,474,903
Southwest Airlines Co. (a)	26,925		906,565
Stanley Black & Decker, Inc.	10,130		760,966
Textron, Inc.	17,597		1,245,868
Trane Technologies PLC	8,089		1,359,680
TransDigm Group, Inc.	1,812		1,140,926
TransUnion	13,481		765,047
U-Haul Holding Co.	22,798		1,253,434
U-Haul Holding Co. (b)	2,533		152,461
Union Pacific Corp.	6,808		1,409,733
United Parcel Service, Inc., Class B	6,100		1,060,424
United Rentals, Inc. (a)	3,077		1,093,627
Verisk Analytics, Inc.	7,574		1,336,205
W.W. Grainger, Inc.	2,359		1,312,194
Waste Management, Inc.	10,047		1,576,173
Watsco, Inc.	4,448		1,109,331
Westinghouse Air Brake Technologies Corp.	12,742		1,271,779
Xylem, Inc.	11,348		1,254,748
			92,023,521
Information Technology (13.2%):			
Accenture PLC, Class A	3,919		1,045,746
Adobe, Inc. (a)	2,261		760,894
Advanced Micro Devices, Inc. (a)	7,014		454,297
Akamai Technologies, Inc. (a)	14,264		1,202,455
Amphenol Corp., Class A	17,261		1,314,253
Analog Devices, Inc.	6,762		1,109,171
ANSYS, Inc. (a)	3,575		863,684
Apple, Inc.	7,091		921,334
Applied Materials, Inc.	7,760		755,669

See notes to financial statements.
25

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Arista Networks, Inc. (a)	7,098	$	861,342
Autodesk, Inc. (a)	3,877		724,495
Automatic Data Processing, Inc.	5,345		1,276,707
Bentley Systems, Inc., Class B	19,544		722,346
Broadcom, Inc.	1,998		1,117,142
Broadridge Financial Solutions, Inc.	7,541		1,011,474
Cadence Design Systems, Inc. (a)	5,066		813,802
CDW Corp.	6,852		1,223,630
Cisco Systems, Inc.	27,308		1,300,953
Cognizant Technology Solutions Corp., Class A	18,669		1,067,680
Corning, Inc.	33,699		1,076,346
Datadog, Inc., Class A (a)	4,503		330,970
Dell Technologies, Inc., Class C	22,787		916,493
Dynatrace, Inc. (a)	16,174		619,464
Enphase Energy, Inc. (a)	1,673		443,278
Entegris, Inc.	7,221		473,625
EPAM Systems, Inc. (a)	923		302,504
F5, Inc. (a)	6,397		918,033
Fair Isaac Corp. (a)	1,994		1,193,568
Fidelity National Information Services, Inc.	11,321		768,130
First Solar, Inc. (a)	5,359		802,725
Fiserv, Inc. (a)	11,896		1,202,329
FleetCor Technologies, Inc. (a)	5,313		975,892
Fortinet, Inc. (a)	13,377		654,001
Gartner, Inc. (a)	3,386		1,138,170
Gen Digital, Inc.	45,461		974,229
Global Payments, Inc.	7,780		772,710
GoDaddy, Inc., Class A (a)	12,159		909,736
Hewlett Packard Enterprise Co.	77,025		1,229,319
HP, Inc.	29,658		796,910
Intel Corp.	32,379		855,777
International Business Machines Corp.	12,200		1,718,858
Intuit, Inc.	1,801		700,985
Jack Henry & Associates, Inc.	7,839		1,376,215
Juniper Networks, Inc.	43,098		1,377,412
Keysight Technologies, Inc. (a)	6,651		1,137,787
KLA Corp.	2,117		798,172
Lam Research Corp.	1,612		677,524
Mastercard, Inc., Class A	3,438		1,195,496
Microchip Technology, Inc.	12,347		867,377
Micron Technology, Inc.	13,030		651,239
Microsoft Corp.	4,227		1,013,719
Monolithic Power Systems, Inc.	1,302		460,400
Motorola Solutions, Inc.	5,042		1,299,374
NetApp, Inc.	15,241		915,374
NVIDIA Corp.	3,834		560,301
NXP Semiconductors NV	4,952		782,565
ON Semiconductor Corp. (a)	8,632		538,378
Oracle Corp.	15,804		1,291,819
Paychex, Inc.	10,459		1,208,642
Paycom Software, Inc. (a)	1,930		598,898
Paylocity Holding Corp. (a)	2,650		514,789
PayPal Holdings, Inc. (a)	6,376		454,099
PTC, Inc. (a)	7,603		912,664
Qorvo, Inc. (a)	8,995		815,307
QUALCOMM, Inc.	5,954		654,583
Roper Technologies, Inc.	3,563		1,539,537
Salesforce, Inc. (a)	5,051		669,712
Seagate Technology Holdings PLC	13,470		708,657
ServiceNow, Inc. (a)	1,514		587,841
Skyworks Solutions, Inc.	8,835		805,134
SS&C Technologies Holdings, Inc.	23,126		1,203,940
Synopsys, Inc. (a)	2,475		790,243
TD SYNNEX Corp.	11,445		1,083,956

See notes to financial statements.
26

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
TE Connectivity Ltd.	9,056	$	1,039,629
Teledyne Technologies, Inc. (a)	3,447		1,378,490
Teradyne, Inc.	8,047		702,905
Texas Instruments, Inc.	7,159		1,182,810
Trimble, Inc. (a)	15,222		769,624
Tyler Technologies, Inc. (a)	2,389		770,237
VeriSign, Inc. (a)	5,938		1,219,903
Visa, Inc., Class A	5,837		1,212,695
Western Digital Corp. (a)	19,160		604,498
Zebra Technologies Corp. (a)	2,894		742,051
Zoom Video Communications, Inc., Class A (a)	6,861		464,764
			75,899,886
Materials (5.5%):			
Air Products and Chemicals, Inc.	5,435		1,675,393
Albemarle Corp.	2,498		541,716
Avery Dennison Corp.	6,318		1,143,558
Ball Corp.	16,177		827,292
Celanese Corp.	9,511		972,405
CF Industries Holdings, Inc.	7,289		621,023
Corteva, Inc.	21,984		1,292,219
Dow, Inc.	25,887		1,304,446
DuPont de Nemours, Inc.	20,664		1,418,170
Eastman Chemical Co.	13,067		1,064,176
Ecolab, Inc.	7,148		1,040,463
FMC Corp.	11,703		1,460,534
Freeport-McMoRan, Inc.	24,227		920,626
International Flavors & Fragrances, Inc.	10,527		1,103,651
International Paper Co.	35,538		1,230,681
LyondellBasell Industries NV, Class A	13,136		1,090,682
Martin Marietta Materials, Inc.	3,396		1,147,746
Newmont Corp.	23,418		1,105,330
Nucor Corp.	5,817		766,739
Packaging Corp.	9,896		1,265,797
PPG Industries, Inc.	8,564		1,076,837
Reliance Steel & Aluminum Co.	5,883		1,190,955
RPM International, Inc.	14,289		1,392,463
Steel Dynamics, Inc.	10,157		992,339
The Mosaic Co.	12,526		549,516
The Sherwin-Williams Co.	4,567		1,083,886
Vulcan Materials Co.	7,325		1,282,681
Westlake Corp.	10,386		1,064,980
Westrock Co.	26,419		928,892
			31,555,196
Real Estate (0.2%):			
CBRE Group, Inc., Class A (a)	14,317		1,101,836
Utilities (7.8%):			
Alliant Energy Corp.	29,410		1,623,726
Ameren Corp.	21,550		1,916,226
American Electric Power Co., Inc.	18,600		1,766,070
American Water Works Co., Inc.	9,920		1,512,006
Atmos Energy Corp.	16,331		1,830,215
CenterPoint Energy, Inc.	55,724		1,671,163
CMS Energy Corp.	26,748		1,693,951
Consolidated Edison, Inc.	19,389		1,847,965
Constellation Energy Corp.	8,631		744,078
Dominion Energy, Inc.	24,572		1,506,755
DTE Energy Co.	14,928		1,754,488
Duke Energy Corp.	18,639		1,919,631
Edison International	23,144		1,472,421
Entergy Corp.	14,432		1,623,600
Essential Utilities, Inc.	30,881		1,473,950
Evergy, Inc.	27,867		1,753,670
Eversource Energy	19,796		1,659,697

See notes to financial statements.
27

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Exelon Corp.	36,522	$	1,578,846
FirstEnergy Corp.	45,303		1,900,008
NextEra Energy, Inc.	14,343		1,199,075
NiSource, Inc.	59,623		1,634,863
NRG Energy, Inc.	28,246		898,788
PG&E Corp. (a)	84,935		1,381,043
PPL Corp.	58,940		1,722,227
Sempra Energy	10,732		1,658,523
The Southern Co.	24,025		1,715,625
WEC Energy Group, Inc.	17,793		1,668,272
Xcel Energy, Inc.	25,151		1,763,337
			44,890,219
Total Common Stocks (Cost $499,864,205)			574,416,261
Collateral for Securities Loaned (0.3%)^			
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (c)	476,745		476,745
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (c)	476,745		476,745
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (c)	476,745		476,745
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (c).	476,745		476,745
Total Collateral for Securities Loaned (Cost $1,906,980)			1,906,980
Total Investments (Cost $501,771,185) — 100.0%			576,323,241
Other assets in excess of liabilities — 0.0%(d)			113,099
NET ASSETS - 100.00%		$	576,436,340

^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2022.
(d) Amount represents less than 0.05% of net assets.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date		Notional Amount		Value		Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	7	3/17/23	$	1,373,568	$	1,351,350	$	(22,218)

Total unrealized appreciation	$	–
Total unrealized depreciation		(22,218)
Total net unrealized appreciation (depreciation)	$	(22,218)

See notes to financial statements.
28

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Schedule of Portfolio Investments
December 31, 2022

(Unaudited)

Security Description	Shares		Value
Common Stocks (99.6%)			
Banks (16.7%):			
1st Source Corp.	1,660	$	88,129
Atlantic Union Bankshares Corp.	2,063		72,494
Banc of California, Inc.	3,563		56,759
BankUnited, Inc.	1,507		51,193
Banner Corp.	1,070		67,624
Berkshire Hills Bancorp, Inc.	2,372		70,923
City Holding Co.	1,069		99,513
Columbia Banking System, Inc.	1,870		56,343
Customers Bancorp, Inc. (a)	960		27,206
Dime Community Bancshares, Inc.	2,107		67,066
Eagle Bancorp, Inc.	1,475		65,003
Enterprise Financial Services Corp.	1,679		82,204
FB Financial Corp.	1,733		62,631
First Bancorp/Puerto Rico	3,213		40,869
First Bancorp/Southern Pines NC	1,793		76,812
First Busey Corp.	3,198		79,055
First Commonwealth Financial Corp.	5,456		76,220
First Financial Bancorp	3,135		75,961
First Foundation, Inc.	3,331		47,733
First Merchants Corp.	1,780		73,176
Fulton Financial Corp.	4,366		73,480
German American Bancorp, Inc.	1,987		74,115
Heartland Financial USA, Inc.	1,646		76,737
Hilltop Holdings, Inc.	1,865		55,969
Hope Bancorp, Inc.	4,399		56,351
Independent Bank Group, Inc.	1,063		63,865
International Bancshares Corp.	1,546		70,745
Lakeland Bancorp, Inc.	4,662		82,098
Lakeland Financial Corp.	1,016		74,138
Live Oak Bancshares, Inc.	992		29,958
National Bank Holdings Corp., Class A	1,657		69,710
NBT Bancorp, Inc.	2,227		96,696
Nicolet Bankshares, Inc. (a)	1,032		82,343
Northwest Bancshares, Inc.	6,530		91,289
OceanFirst Financial Corp.	4,105		87,231
OFG Bancorp	2,192		60,412
Park National Corp.	575		80,931
Preferred Bank	1,037		77,381
Renasant Corp.	2,055		77,247
S&T Bancorp, Inc.	2,636		90,099
Sandy Spring Bancorp, Inc.	1,848		65,105
Seacoast Banking Corp. of Florida	1,900		59,261
Silvergate Capital Corp., Class A (a)	192		3,341
Southside Bancshares, Inc.	2,244		80,762
Stock Yards Bancorp, Inc.	1,079		70,113
Texas Capital Bancshares, Inc. (a)	903		54,460
The Bancorp, Inc. (a)	1,619		45,947
Tompkins Financial Corp.	1,121		86,967
Towne Bank	2,733		84,286
TriCo Bancshares	1,501		76,536
Triumph Financial, Inc. (a)	583		28,491
Trustmark Corp.	2,542		88,741
Veritex Holdings, Inc.	1,897		53,268
Washington Federal, Inc.	2,358		79,111
WesBanco, Inc.	2,183		80,727
Westamerica Bancorp	1,674		98,783
			3,863,608
Capital Markets (3.0%):			
Artisan Partners Asset Management, Inc., Class A	1,485		44,105
AssetMark Financial Holdings, Inc. (a)	3,104		71,392
BGC Partners, Inc., Class A	12,360		46,597

See notes to financial statements.
29

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Bridge Investment Group Holdings, Inc., Class A	2,787	$	33,583
Donnelley Financial Solutions, Inc. (a)	841		32,505
GCM Grosvenor, Inc., Class A	7,849		59,731
Moelis & Co., Class A	1,230		47,195
Open Lending Corp., Class A (a)	2,842		19,184
P10, Inc., Class A	4,041		43,117
Piper Sandler Cos.	406		52,857
PJT Partners, Inc., Class A	867		63,889
StepStone Group, Inc., Class A	1,515		38,148
StoneX Group, Inc. (a)	644		61,373
Victory Capital Holdings, Inc., Class A (b)	1,732		46,470
Virtus Investment Partners, Inc.	228		43,648
			703,794
Communication Services (3.6%):			
Advantage Solutions, Inc. (a)	9,095		18,918
AMC Networks, Inc., Class A (a)	1,201		18,820
Cars.com, Inc. (a)	3,097		42,646
Cogent Communications Holdings, Inc.	1,144		65,300
EchoStar Corp., Class A (a)	2,657		44,319
Gogo, Inc. (a)	2,500		36,900
Gray Television, Inc.	2,416		27,035
iHeartMedia, Inc., Class A (a)	3,388		20,768
John Wiley & Sons, Inc., Class A	1,423		57,005
PubMatic, Inc., Class A (a)	1,175		15,052
Scholastic Corp.	1,251		49,364
Sciplay Corp., Class A (a)	3,500		56,280
Shenandoah Telecommunications Co.	1,927		30,601
Shutterstock, Inc.	709		37,378
Sinclair Broadcast Group, Inc., Class A	1,753		27,189
Stagwell, Inc. (a)	5,709		35,453
TechTarget, Inc. (a)	565		24,894
Telephone and Data Systems, Inc.	3,217		33,746
The E.W. Scripps Co. Class A, Class A (a)	3,047		40,190
Thryv Holdings, Inc. (a)	1,717		32,623
United States Cellular Corp. (a)	2,164		45,119
WideOpenWest, Inc. (a)	2,343		21,345
Yelp, Inc. (a)	1,142		31,222
ZipRecruiter, Inc. (a)	1,795		29,474
			841,641
Consumer Discretionary (14.0%):			
Accel Entertainment, Inc. (a)	4,635		35,690
American Eagle Outfitters, Inc.	2,865		39,995
Arhaus, Inc. (a)	2,702		26,345
Arko Corp.	4,658		40,338
Bloomin' Brands, Inc.	1,699		34,184
Boot Barn Holdings, Inc. (a)	466		29,134
Brinker International, Inc. (a)	1,195		38,132
Caleres, Inc.	1,122		24,998
Camping World Holdings, Inc., Class A	1,199		26,762
Carter's, Inc.	659		49,168
Cavco Industries, Inc. (a)	171		38,689
Century Communities, Inc.	790		39,508
Chegg, Inc. (a)	1,309		33,078
Cracker Barrel Old Country Store, Inc.	425		40,265
Cricut, Inc., Class A (a)(c)	4,332		40,158
Dana, Inc.	2,141		32,393
Dave & Buster's Entertainment, Inc. (a)	699		24,773
Designer Brands, Inc., Class A	1,937		18,944
Dine Brands Global, Inc.	546		35,272
Dorman Products, Inc.	627		50,706
Dream Finders Homes, Inc., Class A (a)(c)	2,734		23,676
European Wax Center, Inc., Class A	1,321		16,446
Everi Holdings, Inc. (a)	2,047		29,374

See notes to financial statements.
30

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
First Watch Restaurant Group, Inc. (a)	2,028	$	27,439
Franchise Group, Inc.	1,117		26,607
Frontdoor, Inc. (a)	2,007		41,746
Funko, Inc., Class A (a)	1,290		14,074
Gentherm, Inc. (a)	621		40,545
G-III Apparel Group Ltd. (a)	1,674		22,951
Golden Entertainment, Inc. (a)	911		34,071
GoPro, Inc., Class A (a)	6,296		31,354
Graham Holdings Co., Class B	133		80,360
Grand Canyon Education, Inc. (a)	738		77,977
Green Brick Partners, Inc. (a)	1,423		34,479
Group 1 Automotive, Inc.	236		42,567
Guess?, Inc.	1,806		37,366
Helen of Troy Ltd. (a)	408		45,251
Installed Building Products, Inc.	411		35,182
Jack in the Box, Inc.	573		39,096
KB Home	1,272		40,513
Kontoor Brands, Inc.	1,027		41,070
La-Z-Boy, Inc.	1,631		37,219
LCI Industries	323		29,861
Leslie's, Inc. (a)	2,589		31,612
LGI Homes, Inc. (a)	383		35,466
M/I Homes, Inc. (a)	950		43,871
Malibu Boats, Inc., Class A (a)	683		36,404
MarineMax, Inc. (a)	1,033		32,250
MDC Holdings, Inc.	1,333		42,123
Meritage Homes Corp. (a)	527		48,589
Modine Manufacturing Co. (a)	2,122		42,143
Monarch Casino & Resort, Inc. (a)	660		50,747
Monro, Inc.	975		44,070
National Vision Holdings, Inc. (a)	992		38,450
Nordstrom, Inc.	1,395		22,515
OneSpaWorld Holdings Ltd. (a)	4,347		40,558
Overstock.com, Inc. (a)	833		16,127
Oxford Industries, Inc.	434		40,440
Papa John's International, Inc.	608		50,044
Patrick Industries, Inc.	730		44,238
Perdoceo Education Corp. (a)	5,434		75,533
Playa Hotels & Resorts NV (a)	5,970		38,984
Qurate Retail, Inc., Class A (a)	8,362		13,630
Rent-A-Center, Inc.	1,116		25,166
Revolve Group, Inc. (a)	1,067		23,751
Sally Beauty Holdings, Inc. (a)	2,533		31,713
Six Flags Entertainment Corp. (a)	1,371		31,876
Sleep Number Corp. (a)	746		19,381
Solid Power, Inc. (a)	3,471		8,816
Sonic Automotive, Inc., Class A	737		36,312
Sonos, Inc. (a)	1,960		33,124
Standard Motor Products, Inc.	1,443		50,216
Steven Madden Ltd.	1,513		48,356
Strategic Education, Inc.	681		53,336
Stride, Inc. (a)	939		29,372
Sturm Ruger & Co., Inc.	1,327		67,173
Target Hospitality Corp. (a)	1,526		23,104
Taylor Morrison Home Corp. (a)	1,509		45,798
The Buckle, Inc.	1,147		52,016
The Cheesecake Factory, Inc.	1,143		36,245
TravelCenters of America, Inc. (a)	607		27,181
Tri Pointe Homes, Inc. (a)	2,402		44,653
Urban Outfitters, Inc. (a)	1,720		41,022
Victoria's Secret & Co. (a)	886		31,701
Vista Outdoor, Inc. (a)	1,518		36,994
Vivid Seats, Inc., Class A (a)(c)	3,580		26,134
Winnebago Industries, Inc.	618		32,569

See notes to financial statements.
31

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Wolverine World Wide, Inc.	2,068	$	22,603
XPEL, Inc. (a)	452		27,147
			3,241,309
Consumer Finance (1.4%):			
Bread Financial Holdings, Inc.	938		35,325
Encore Capital Group, Inc. (a)	955		45,783
Enova International, Inc. (a)	1,171		44,931
Green Dot Corp., Class A (a)	1,850		29,267
LendingClub Corp. (a)	1,808		15,910
Navient Corp.	2,755		45,320
PRA Group, Inc. (a)	2,406		81,275
PROG Holdings, Inc. (a)	1,516		25,605
Upstart Holdings, Inc. (a)(c)	498		6,584
			330,000
Consumer Staples (7.1%):			
B&G Foods, Inc. (c)	2,409		26,860
Cal-Maine Foods, Inc.	1,054		57,390
Central Garden & Pet Co., Class A (a)	1,729		61,898
e.l.f. Beauty, Inc. (a)	1,107		61,217
Edgewell Personal Care Co.	1,319		50,834
Energizer Holdings, Inc.	1,899		63,711
Fresh Del Monte Produce, Inc.	2,219		58,116
Herbalife Nutrition Ltd. (a)	1,379		20,520
Ingles Markets, Inc., Class A	678		65,400
Inter Parfums, Inc.	683		65,923
J & J Snack Foods Corp.	468		70,064
John B Sanfilippo & Son, Inc.	861		70,017
Medifast, Inc.	306		35,297
MGP Ingredients, Inc.	509		54,147
Mission Produce, Inc. (a)	3,363		39,078
Nu Skin Enterprises, Inc., Class A	1,116		47,051
PriceSmart, Inc.	955		58,045
SpartanNash Co.	1,732		52,376
Spectrum Brands Holdings, Inc.	869		52,939
The Andersons, Inc.	927		32,436
The Chefs' Warehouse, Inc. (a)	1,187		39,503
The Duckhorn Portfolio, Inc. (a)	3,040		50,373
The Hain Celestial Group, Inc. (a)	2,189		35,418
The Vita Coco Co., Inc. (a)	1,736		23,992
Tootsie Roll Industries, Inc.	1,980		84,289
United Natural Foods, Inc. (a)	1,013		39,213
Universal Corp.	1,395		73,670
USANA Health Sciences, Inc. (a)	909		48,359
Utz Brands, Inc.	2,701		42,838
Vector Group Ltd.	4,650		55,149
WD-40 Co.	249		40,141
Weis Markets, Inc.	807		66,408
			1,642,672
Diversified Financial Services (0.3%):			
Compass Diversified Holdings	2,215		40,379
Jackson Financial, Inc., Class A	1,088		37,852
			78,231
Energy (3.0%):			
Arch Resources, Inc.	188		26,845
Archrock, Inc.	6,275		56,350
Bristow Group, Inc. (a)	1,376		37,331
Callon Petroleum Co. (a)	609		22,588
CONSOL Energy, Inc.	364		23,660
Delek U.S. Holdings, Inc.	1,011		27,297
Earthstone Energy, Inc., Class A (a)	1,638		23,309
Laredo Petroleum, Inc. (a)	282		14,500
NexTier Oilfield Solutions, Inc. (a)	2,596		23,987

See notes to financial statements.
32

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Noble Corp. PLC (a)	1,177	$	44,385
Northern Oil and Gas, Inc.	916		28,231
Par Pacific Holdings, Inc. (a)	1,745		40,571
Permian Resources Corp.	3,443		32,364
Ranger Oil Corp.	632		25,552
RPC, Inc.	3,265		29,026
Select Energy Services, Inc., Class A	4,213		38,928
SilverBow Resources, Inc. (a)	639		18,071
Sitio Royalties Corp., Class A (c)	3,111		89,764
Talos Energy, Inc. (a)	1,256		23,713
W&T Offshore, Inc. (a)	3,306		18,447
World Fuel Services Corp.	1,565		42,771
			687,690
Health Care (7.8%):			
AdaptHealth Corp. (a)	1,601		30,771
Addus HomeCare Corp. (a)	522		51,934
Agiliti, Inc. (a)	2,411		39,323
Alector, Inc. (a)	2,660		24,552
Amphastar Pharmaceuticals, Inc. (a)	1,110		31,102
Apollo Medical Holdings, Inc. (a)	609		18,020
Arcus Biosciences, Inc. (a)	1,012		20,928
AtriCure, Inc. (a)	788		34,971
Atrion Corp.	89		49,791
Avid Bioservices, Inc. (a)	1,693		23,313
Catalyst Pharmaceuticals, Inc. (a)	2,305		42,873
Corcept Therapeutics, Inc. (a)	1,470		29,856
CorVel Corp. (a)	343		49,848
Cross Country Healthcare, Inc. (a)	1,103		29,307
DocGo, Inc. (a)	2,611		18,460
Dynavax Technologies Corp. (a)	2,310		24,578
Embecta Corp.	852		21,547
Emergent BioSolutions, Inc. (a)	1,261		14,892
Enhabit, Inc. (a)	1,379		18,148
Enovis Corp. (a)	1,018		54,483
Figs, Inc., Class A (a)	1,924		12,949
Fulgent Genetics, Inc. (a)	744		22,156
Harmony Biosciences Holdings, Inc. (a)	774		42,647
Innoviva, Inc. (a)	3,777		50,045
Integer Holdings Corp. (a)	908		62,162
Ironwood Pharmaceuticals, Inc. (a)	5,565		68,950
iTeos Therapeutics, Inc. (a)	1,173		22,909
LeMaitre Vascular, Inc.	1,013		46,618
Multiplan Corp. (a)	7,521		8,649
National HealthCare Corp.	1,160		69,020
National Research Corp.	1,554		57,964
Neogen Corp. (a)	2,511		38,243
Owens & Minor, Inc. (a)	1,355		26,463
Pacira BioSciences, Inc. (a)	957		36,950
Patterson Cos., Inc.	2,183		61,190
Pediatrix Medical Group, Inc. (a)	2,575		38,265
Prestige Consumer Healthcare, Inc. (a)	1,316		82,382
Prothena Corp. PLC (a)	1,006		60,612
RadNet, Inc. (a)	1,987		37,415
REGENXBIO, Inc. (a)	1,007		22,839
Senseonics Holdings, Inc. (a)(c)	10,198		10,504
SIGA Technologies, Inc.	1,020		7,507
Simulations Plus, Inc.	659		24,100
Supernus Pharmaceuticals, Inc. (a)	1,543		55,039
Syndax Pharmaceuticals, Inc. (a)	1,396		35,528
U.S. Physical Therapy, Inc.	501		40,596
Varex Imaging Corp. (a)	2,603		52,841
Veradigm, Inc. (a)	2,696		47,557
Xencor, Inc. (a)	1,442		37,550
			1,808,347

See notes to financial statements.
33

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Industrials (19.7%):			
3D Systems Corp. (a)	2,942	$	21,771
AAR Corp. (a)	1,259		56,529
AerSale Corp. (a)	2,153		34,922
Air Transport Services Group, Inc. (a)	1,735		45,075
Alamo Group, Inc.	519		73,490
Albany International Corp.	713		70,295
Allegiant Travel Co. (a)	403		27,400
Altra Industrial Motion Corp.	1,119		66,860
Apogee Enterprises, Inc.	1,238		55,041
ArcBest Corp.	412		28,856
Arcosa, Inc.	849		46,135
Astec Industries, Inc.	1,143		46,474
AZZ, Inc.	1,571		63,154
Barnes Group, Inc.	1,920		78,432
Boise Cascade Co.	502		34,472
Brady Corp., Class A	1,534		72,251
BrightView Holdings, Inc. (a)	4,449		30,654
CBIZ, Inc. (a)	1,562		73,180
Columbus McKinnon Corp.	1,549		50,296
Construction Partners, Inc., Class A (a)	1,235		32,962
CoreCivic, Inc. (a)	4,090		47,280
CSW Industrials, Inc.	545		63,182
Deluxe Corp.	2,671		45,354
Encore Wire Corp.	258		35,490
Energy Recovery, Inc. (a)	2,379		48,746
Enerpac Tool Group Corp.	2,771		70,522
EnerSys	855		63,133
EnPro Industries, Inc.	592		64,344
Esab Corp.	972		45,606
ESCO Technologies, Inc.	729		63,817
Federal Signal Corp.	1,641		76,257
First Advantage Corp. (a)	3,410		44,330
Forrester Research, Inc. (a)	1,484		53,068
Forward Air Corp.	506		53,074
Gibraltar Industries, Inc. (a)	1,021		46,843
Global Industrial Co.	1,412		33,224
GMS, Inc. (a)	857		42,679
GrafTech International Ltd.	6,677		31,783
Granite Construction, Inc.	2,055		72,069
Griffon Corp.	1,076		38,510
H&E Equipment Services, Inc.	1,197		54,344
Hayward Holdings, Inc. (a)	3,322		31,227
Healthcare Services Group, Inc.	2,926		35,112
Heartland Express, Inc.	4,994		76,608
Helios Technologies, Inc.	799		43,498
Heritage-Crystal Clean, Inc. (a)	1,791		58,172
Hillenbrand, Inc.	1,403		59,866
HireRight Holdings Corp. (a)	1,783		21,146
HNI Corp.	1,728		49,127
Hub Group, Inc., Class A (a)	628		49,920
Huron Consulting Group, Inc. (a)	896		65,050
ICF International, Inc.	700		69,335
Janus International Group, Inc. (a)	3,478		33,111
JELD-WEN Holding, Inc. (a)	3,070		29,626
Kadant, Inc.	316		56,131
Kaman Corp.	1,585		35,346
Kennametal, Inc.	2,143		51,561
Kforce, Inc.	930		50,992
Lindsay Corp.	330		53,741
Marten Transport Ltd.	2,478		49,015
Matson, Inc.	512		32,005
Maxar Technologies, Inc.	1,299		67,210
McGrath RentCorp	851		84,028

See notes to financial statements.
34

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Mercury Systems, Inc. (a)	858	$	38,387
Moog, Inc., Class A	873		76,614
Mueller Water Products, Inc., Class A	5,511		59,298
MYR Group, Inc. (a)	621		57,175
NOW, Inc. (a)	3,394		43,104
NV5 Global, Inc. (a)	381		50,414
PGT Innovations, Inc. (a)	2,267		40,715
Primoris Services Corp.	2,384		52,305
Proto Labs, Inc. (a)	1,067		27,241
Rush Enterprises, Inc., Class A	1,267		66,239
SkyWest, Inc. (a)	1,571		25,937
SPX Technologies, Inc. (a)	1,037		68,079
Standex International Corp.	762		78,036
Steelcase, Inc., Class A	5,196		36,736
Sun Country Airlines Holdings, Inc. (a)	1,691		26,819
Tennant Co.	1,090		67,111
Terex Corp.	1,276		54,511
The AZEK Co., Inc. (a)	1,539		31,273
The Brink's Co.	1,148		61,659
The Greenbrier Cos., Inc.	1,629		54,620
The Shyft Group, Inc.	1,526		37,936
Titan International, Inc. (a)	1,725		26,427
Trinity Industries, Inc.	2,218		65,586
Universal Logistics Holdings, Inc.	1,128		37,720
V2X, Inc. (a)	927		38,276
Veritiv Corp.	293		35,661
Wabash National Corp.	2,462		55,641
Werner Enterprises, Inc.	1,614		64,980
			4,582,231
Information Technology (9.3%):			
A10 Networks, Inc.	2,718		45,200
ACI Worldwide, Inc. (a)	2,296		52,808
ACM Research, Inc., Class A (a)	1,349		10,401
Agilysys, Inc. (a)	780		61,729
Alpha & Omega Semiconductor Ltd. (a)	586		16,742
Avid Technology, Inc. (a)	1,107		29,435
Axcelis Technologies, Inc. (a)	381		30,236
Badger Meter, Inc.	606		66,072
Belden, Inc.	725		52,127
Benchmark Electronics, Inc.	2,251		60,079
Clearfield, Inc. (a)	218		20,523
Cohu, Inc. (a)	1,247		39,966
CommVault Systems, Inc. (a)	959		60,264
Conduent, Inc. (a)	8,921		36,130
Consensus Cloud Solutions, Inc. (a)	736		39,567
CSG Systems International, Inc.	1,105		63,206
Digi International, Inc. (a)	1,337		48,867
Digital Turbine, Inc. (a)	1,114		16,977
Ebix, Inc.	723		14,431
ePlus, Inc. (a)	1,070		47,380
EVERTEC, Inc.	1,857		60,130
Extreme Networks, Inc. (a)	2,292		41,967
FormFactor, Inc. (a)	1,147		25,498
Harmonic, Inc. (a)	3,852		50,461
Ichor Holdings Ltd. (a)	901		24,165
InterDigital, Inc.	1,188		58,782
International Money Express, Inc. (a)	2,234		54,443
MaxLinear, Inc. (a)	777		26,379
Methode Electronics, Inc.	1,461		64,825
N-able, Inc. (a)	3,753		38,581
Napco Security Technologies, Inc. (a)	1,504		41,330
NetScout Systems, Inc. (a)	1,953		63,492
OSI Systems, Inc. (a)	905		71,966
Paya Holdings, Inc. (a)	4,710		37,068

See notes to financial statements.
35

Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF

Schedule of Portfolio Investments — continued
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Paymentus Holdings, Inc., Class A (a)	1,935	$ 15,499
Payoneer Global, Inc. (a)	3,499	19,140
PC Connection, Inc.	1,191	55,858
Perficient, Inc. (a)	467	32,611
Photronics, Inc. (a)	1,647	27,719
Plexus Corp. (a)	626	64,434
Progress Software Corp.	1,210	61,044
Sanmina Corp. (a)	1,149	65,826
Semtech Corp. (a)	890	25,534
SiTime Corp. (a)	187	19,003
SMART Global Holdings, Inc. (a)	1,855	27,602
TaskUS, Inc., Class A (a)	1,368	23,119
TTEC Holdings, Inc.	786	34,686
TTM Technologies, Inc. (a)	2,479	37,383
Ultra Clean Holdings, Inc. (a)	1,044	34,609
Veeco Instruments, Inc. (a)	1,797	33,388
Verra Mobility Corp. (a)	3,136	43,371
Vishay Intertechnology, Inc.	2,838	61,216
		2,153,269
Insurance (2.2%):		
CNO Financial Group, Inc.	3,048	69,647
Employers Holdings, Inc.	2,027	87,424
Genworth Financial, Inc. (a)	12,520	66,231
Goosehead Insurance, Inc., Class A (a)	455	15,625
Horace Mann Educators Corp.	1,875	70,069
Palomar Holdings, Inc. (a)	485	21,903
ProAssurance Corp.	2,862	49,999
Safety Insurance Group, Inc.	993	83,670
Stewart Information Services Corp.	1,139	48,669
		513,237
Materials (5.0%):		
AdvanSix, Inc.	987	37,526
Alpha Metallurgical Resources, Inc.	152	22,251
Arconic Corp. (a)	1,526	32,290
Chase Corp.	782	67,455
Ecovyst, Inc. (a)	4,588	40,650
Hawkins, Inc.	1,403	54,156
Hecla Mining Co.	7,762	43,157
Ingevity Corp. (a)	734	51,703
Innospec, Inc.	723	74,368
Materion Corp.	602	52,681
Mativ Holdings, Inc.	2,010	42,009
Minerals Technologies, Inc.	1,042	63,270
NewMarket Corp.	232	72,177
O-I Glass, Inc. (a)	2,951	48,898
Origin Materials, Inc. (a)	4,900	22,589
Orion Engineered Carbons SA	2,490	44,347
Pactiv Evergreen, Inc.	3,947	44,838
Ryerson Holding Corp.	949	28,717
Schnitzer Steel Industries, Inc.	1,066	32,673
Stepan Co.	694	73,883
Sylvamo Corp.	778	37,803
TriMas Corp.	2,428	67,353
Trinseo PLC	1,265	28,728
Warrior Met Coal, Inc.	1,073	37,169
Worthington Industries, Inc.	871	43,297
		1,163,988
Real Estate (1.3%):		
Anywhere Real Estate, Inc. (a)	3,696	23,618
eXp World Holdings, Inc. (c)	1,837	20,354
Kennedy-Wilson Holdings, Inc.	3,914	61,567
Marcus & Millichap, Inc.	1,355	46,680
Newmark Group, Inc., Class A	3,909	31,155

See notes to financial statements.
36

Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF

Schedule of Portfolio Investments *— continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
The RMR Group, Inc., Class A	2,724	$	76,953
The St. Joe Co.	1,236		47,771
			308,098
Thrifts & Mortgage Finance (2.3%):			
Axos Financial, Inc. (a)	1,142		43,647
Capitol Federal Financial, Inc.	10,524		91,032
Columbia Financial, Inc. (a)	3,651		78,935
Federal Agricultural Mortgage Corp., Class C	580		65,372
Merchants Bancorp	2,350		57,152
NMI Holdings, Inc., Class A (a)	2,304		48,154
PennyMac Financial Services, Inc.	994		56,320
Provident Financial Services, Inc.	3,951		84,393
			525,005
Utilities (2.9%):			
Altus Power, Inc. (a)	2,377		15,498
Avista Corp.	2,134		94,622
Chesapeake Utilities Corp.	613		72,444
MGE Energy, Inc.	1,180		83,072
Middlesex Water Co.	717		56,406
Montauk Renewables, Inc. (a)	1,657		18,277
Northwest Natural Holding Co.	1,555		74,002
NorthWestern Corp.	1,587		94,173
SJW Group	1,283		104,167
Unitil Corp.	1,121		57,574
			670,235
Total Common Stocks (Cost $22,877,860)			23,113,355
Collateral for Securities Loaned (0.7%)^			
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (d)	43,047		43,047
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (d)	43,047		43,047
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (d)	43,047		43,047
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (d)	43,047		43,047
Total Collateral for Securities Loaned (Cost $172,188)			172,188
Total Investments (Cost $23,050,048) — 100.3%			23,285,543
Liabilities in excess of other assets — (0.3)%			(78,743)
NET ASSETS - 100.00%		$	23,206,800

^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Affiliated security (See Note 9 in the Notes to Financial Statements)
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on December 31, 2022.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date		Notional Amount		Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	1	3/17/23	$	90,580	$	88,545	$ (2,035)

Total unrealized appreciation	$ –
Total unrealized depreciation	(2,035)
Total net unrealized appreciation (depreciation)	$ (2,035)

See notes to financial statements.
37

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)		
Australia (5.8%):		
Communication Services (0.4%):		
REA Group Ltd.	1,351	$ 101,894
Telstra Corp. Ltd.	105,620	286,863
		388,757
Consumer Discretionary (0.4%):		
Aristocrat Leisure Ltd.	6,279	130,446
Wesfarmers Ltd.	6,076	189,880
		320,326
Consumer Staples (0.7%):		
Coles Group Ltd.	20,300	231,040
Endeavour Group Ltd.	34,655	151,445
Woolworths Group Ltd.	8,862	202,445
		584,930
Energy (0.3%):		
Santos Ltd.	27,666	134,462
Woodside Energy Group Ltd.	5,606	135,239
		269,701
Financials (1.9%):		
ANZ Group Holdings Ltd. (a)	14,887	239,760
ASX Ltd.	4,304	199,280
Commonwealth Bank of Australia	3,463	241,854
Macquarie Group Ltd.	1,384	157,291
National Australia Bank Ltd.	10,929	223,627
QBE Insurance Group Ltd.	20,627	188,567
Suncorp Group Ltd.	24,743	202,784
Westpac Banking Corp.	15,250	242,388
		1,695,551
Health Care (0.7%):		
Cochlear Ltd.	1,121	155,756
CSL Ltd.	914	179,032
Ramsay Health Care Ltd.	2,788	122,787
Sonic Healthcare Ltd.	8,294	169,202
		626,777
Industrials (0.2%):		
Brambles Ltd.	20,194	165,914
Information Technology (0.3%):		
Computershare Ltd.	9,663	172,333
WiseTech Global Ltd.	2,336	80,698
		253,031
Materials (0.9%):		
BHP Group Ltd.	5,420	168,347
Fortescue Metals Group Ltd.	9,118	127,298
Newcrest Mining Ltd.	11,877	166,867
Rio Tinto Ltd.	2,351	186,293
South32 Ltd.	44,111	120,105
		768,910
		5,073,897
Austria (0.4%):		
Energy (0.2%):		
OMV AG	2,794	143,839
Financials (0.1%):		
Erste Group Bank AG	4,292	137,352

See notes to financial statements.
38

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Utilities (0.1%):		
Verbund AG	1,038	$ 87,377
		368,568
Belgium (0.8%):		
Consumer Staples (0.2%):		
Anheuser-Busch InBev SA	3,402	204,888
Financials (0.2%):		
KBC Group NV	2,667	171,497
Health Care (0.2%):		
UCB SA	2,393	188,403
Utilities (0.2%):		
Elia Group SA	1,197	170,136
		734,924
Canada (12.6%):		
Communication Services (0.9%):		
BCE, Inc.	6,935	304,744
Rogers Communications, Inc., Class B	5,581	261,241
TELUS Corp. (b)	13,477	260,123
		826,108
Consumer Discretionary (0.6%):		
Dollarama, Inc.	3,344	195,606
Magna International, Inc.	2,094	117,647
Restaurant Brands International, Inc.	3,550	229,630
		542,883
Consumer Staples (1.3%):		
Alimentation Couche-Tard, Inc.	3,918	172,197
George Weston Ltd.	2,107	261,453
Loblaw Cos. Ltd.	2,445	216,218
Metro, Inc.	5,256	291,064
Saputo, Inc.	7,403	183,298
		1,124,230
Energy (1.6%):		
ARC Resources Ltd.	6,941	93,569
Cameco Corp.	2,823	63,996
Canadian Natural Resources Ltd.	2,376	131,963
Cenovus Energy, Inc.	5,446	105,678
Enbridge, Inc. (b)	7,009	273,982
Imperial Oil Ltd.	2,793	136,060
Pembina Pipeline Corp.	6,423	218,054
Suncor Energy, Inc.	3,842	121,889
TC Energy Corp.	4,934	196,733
Tourmaline Oil Corp.	2,023	102,091
		1,444,015
Financials (3.6%):		
Bank of Montreal	2,718	246,262
Brookfield Asset Management Ltd., Class A (a)	861	24,657
Brookfield Corp.	3,443	108,290
Canadian Imperial Bank of Commerce	5,153	208,472
Fairfax Financial Holdings Ltd.	380	225,134
Great-West Lifeco, Inc.	11,876	274,574
Intact Financial Corp.	1,973	284,058
Manulife Financial Corp.	11,359	202,629
National Bank of Canada	3,681	248,056
Power Corp. (b)	10,432	245,427
Royal Bank of Canada	3,072	288,865
Sun Life Financial, Inc.	6,003	278,689

See notes to financial statements.
39

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
The Bank of Nova Scotia	4,819	$ 236,145
The Toronto-Dominion Bank	4,046	262,013
		3,133,271
Industrials (1.4%):		
Canadian National Railway Co.	1,804	214,327
Canadian Pacific Railway Ltd.	2,560	190,894
TFI International, Inc.	1,155	115,696
Thomson Reuters Corp.	2,386	272,227
Waste Connections, Inc.	1,749	231,874
WSP Global, Inc.	1,459	169,297
		1,194,315
Information Technology (0.5%):		
CGI, Inc. (a)	2,872	247,593
Constellation Software, Inc.	108	168,642
		416,235
Materials (1.4%):		
Aginco Eagle Mines Ltd.	2,902	150,823
Barrick Gold Corp.	9,639	165,254
CCL Industries, Inc.	4,175	178,374
First Quantum Minerals Ltd.	4,431	92,593
Franco-Nevada Corp.	1,459	198,912
Nutrien Ltd.	1,305	95,287
Teck Resources Ltd., Class B	2,878	108,781
Wheaton Precious Metals Corp.	4,989	194,946
		1,184,970
Utilities (1.3%):		
Algonquin Power & Utilities Corp. (b)	22,937	149,435
Emera, Inc.	7,586	289,980
Fortis, Inc. (b)	8,043	321,886
Hydro One Ltd. (c)	13,366	358,091
		1,119,392
		10,985,419
Denmark (1.6%):		
Financials (0.5%):		
Danske Bank A/S	10,924	215,945
Tryg A/S	9,360	222,828
		438,773
Health Care (0.6%):		
Coloplast A/S, Class B	1,251	146,252
Genmab A/S (a)	389	164,716
Novo Nordisk A/S, Class B	1,268	171,243
		482,211
Industrials (0.3%):		
AP Moller - Maersk A/S, Class B	45	101,201
DSV A/S	944	149,029
		250,230
Materials (0.1%):		
Novozymes A/S, B Shares	2,589	131,172
Utilities (0.1%):		
Orsted A/S (c)	1,047	95,164
		1,397,550
Finland (1.6%):		
Communication Services (0.3%):		
Elisa Oyj	5,254	278,130

See notes to financial statements.
40

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Energy (0.1%):		
Neste Oyj	2,004	$ 92,273
Financials (0.5%):		
Nordea Bank Abp	18,234	195,259
Sampo Oyj, A Shares	3,960	206,917
		402,176
Industrials (0.2%):		
Kone Oyj, Class B	4,061	209,935
Information Technology (0.2%):		
Nokia Oyj	32,401	150,055
Materials (0.3%):		
Stora Enso Oyj, Class R	8,583	120,801
UPM-Kymmene Oyj	4,571	170,889
		291,690
		1,424,259
France (8.3%):		
Communication Services (1.1%):		
Bollore SE	34,058	190,280
Orange SA	32,346	321,307
Publicis Groupe SA	2,912	185,195
Vivendi SE	25,245	240,853
		937,635
Consumer Discretionary (0.9%):		
Cie Generale des Etablissements Michelin SCA	6,159	171,292
Hermes International	101	156,204
Kering SA	286	145,553
LVMH Moet Hennessy Louis Vuitton SE	218	158,637
Sodexo SA	1,973	188,955
		820,641
Consumer Staples (1.0%):		
Carrefour SA	10,984	183,866
Danone SA	3,738	196,958
L'Oreal SA	465	166,029
Pernod Ricard SA	1,003	197,257
Remy Cointreau SA	831	140,172
		884,282
Energy (0.2%):		
TotalEnergies SE (b)	2,933	184,113
Financials (0.9%):		
Amundi SA (c)	2,876	163,143
AXA SA	7,058	196,824
BNP Paribas SA	2,769	157,815
Credit Agricole SA	14,701	154,685
Societe Generale SA	4,704	118,214
		790,681
Health Care (0.7%):		
BioMerieux	1,475	154,585
EssilorLuxottica SA	1,034	187,252
Sanofi	2,322	223,273
Sartorius Stedim Biotech	297	96,158
		661,268
Industrials (2.3%):		
Aeroports de Paris (a)	1,125	150,751
Airbus SE	1,272	151,145

See notes to financial statements.
41

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Bouygues SA	8,523	$	255,785
Bureau Veritas SA	7,963		209,745
Cie de Saint-Gobain	3,189		155,812
Eiffage SA	2,056		202,273
Legrand SA	2,561		205,084
Schneider Electric SE	1,206		168,730
Teleperformance	556		132,525
Thales SA	1,325		169,185
Vinci SA	1,961		195,802
			1,996,837
Information Technology (0.5%):			
Capgemini SE	841		140,374
Dassault Systemes SE	3,788		135,798
Edenred	3,545		193,049
			469,221
Materials (0.3%):			
Air Liquide SA	1,640		232,400
Utilities (0.4%):			
Engie SA	12,263		175,718
Veolia Environnement SA	5,572		143,129
			318,847
			7,295,925
Germany (6.2%):			
Communication Services (0.3%):			
Deutsche Telekom AG	11,308		225,574
Consumer Discretionary (0.8%):			
adidas AG	844		115,138
Bayerische Motoren Werke AG	1,874		167,238
Continental AG	1,854		111,083
Mercedes-Benz Group AG	2,232		146,679
Puma SE	1,914		116,153
			656,291
Consumer Staples (0.2%):			
Beiersdorf AG	1,901		218,113
Financials (1.4%):			
Allianz SE, Registered Shares	1,085		233,300
Deutsche Bank AG, Registered Shares	12,245		138,764
Deutsche Boerse AG	1,246		215,241
Hannover Rueck SE	1,002		198,937
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	683		222,228
Talanx AG	5,136		243,629
			1,252,099
Health Care (0.9%):			
Bayer AG, Registered Shares	2,916		150,822
Carl Zeiss Meditec AG	931		117,481
Fresenius Medical Care AG & Co. KGaA	4,317		141,248
Fresenius SE & Co. KGaA	6,580		184,867
Merck KGaA	856		165,736
			760,154
Industrials (0.9%):			
Brenntag SE	2,412		154,171
Daimler Truck Holding AG (a)	4,729		146,503
Deutsche Post AG, Registered Shares	3,853		145,077
MTU Aero Engines AG	731		158,199

See notes to financial statements.
42

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Siemens AG, Registered Shares	1,280	$ 177,604
		781,554
Information Technology (0.4%):		
Infineon Technologies AG	4,724	143,744
SAP SE	2,180	224,902
		368,646
Materials (0.8%):		
BASF SE	3,134	155,607
Evonik Industries AG	8,208	157,559
HeidelbergCement AG	3,162	180,314
Symrise AG	1,600	174,073
		667,553
Real Estate (0.1%):		
Vonovia SE	5,113	120,503
Utilities (0.4%):		
E.ON SE	19,366	193,470
RWE AG	3,676	163,632
		357,102
		5,407,589
Hong Kong (4.1%):		
Consumer Staples (0.2%):		
WH Group Ltd. (c)	233,000	135,531
Financials (0.6%):		
AIA Group Ltd.	16,258	180,806
Hang Seng Bank Ltd.	13,054	217,093
Hong Kong Exchanges & Clearing Ltd.	3,512	151,729
		549,628
Health Care (0.1%):		
Sino Biopharmaceutical Ltd.	212,000	124,131
Industrials (1.0%):		
CK Hutchison Holdings Ltd.	36,623	219,832
Jardine Matheson Holdings Ltd.	3,400	173,060
MTR Corp. Ltd.	76,500	405,289
Techtronic Industries Co. Ltd.	7,687	85,783
		883,964
Real Estate (1.6%):		
CK Asset Holdings Ltd.	34,014	209,401
Henderson Land Development Co. Ltd.	64,046	223,607
Hongkong Land Holdings Ltd.	37,300	171,580
Sino Land Co. Ltd.	158,000	197,576
Sun Hung Kai Properties Ltd.	23,416	320,414
Swire Pacific Ltd., Class A	23,000	202,447
The Wharf Holdings Ltd.	34,324	100,927
		1,425,952
Utilities (0.6%):		
Hong Kong & China Gas Co. Ltd.	204,441	194,356
Power Assets Holdings Ltd.	54,196	296,846
		491,202
		3,610,408
Ireland (1.0%):		
Consumer Staples (0.2%):		
Kerry Group PLC	1,849	166,709
Industrials (0.5%):		
Experian PLC	5,268	179,115

See notes to financial statements.
43

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Kingspan Group PLC	1,782	$ 96,470
Ryanair Holdings PLC (a)	8,849	115,641
		391,226
Materials (0.3%):		
CRH PLC	4,144	164,151
Smurfit Kappa Group PLC	3,698	137,266
		301,417
		859,352
Israel (1.0%):		
Financials (0.5%):		
Bank Hapoalim BM	15,511	140,170
Bank Leumi Le-Israel BM	15,273	127,532
Mizrahi Tefahot Bank Ltd.	4,110	133,366
		401,068
Industrials (0.1%):		
Elbit Systems Ltd.	563	91,810
Information Technology (0.1%):		
Nice Ltd. (a)	656	127,085
Materials (0.1%):		
ICL Group Ltd.	11,466	83,134
Real Estate (0.2%):		
Azrieli Group Ltd.	1,933	128,643
		831,740
Italy (2.3%):		
Communication Services (0.3%):		
Infrastrutture Wireless Italiane SpA (c)	21,704	218,685
Consumer Discretionary (0.2%):		
Moncler SpA	2,596	137,535
Energy (0.2%):		
Eni SpA	13,103	186,324
Financials (0.8%):		
Assicurazioni Generali SpA	12,488	222,074
Intesa Sanpaolo SpA	69,264	154,049
Poste Italiane SpA (c)	18,336	179,097
UniCredit SpA	9,413	133,712
		688,932
Information Technology (0.1%):		
Nexi SpA (a)(c)	14,142	111,493
Utilities (0.7%):		
Enel SpA	36,086	194,272
Snam SpA	50,632	245,324
Terna - Rete Elettrica Nazionale	27,230	201,095
		640,691
		1,983,660
Japan (19.6%):		
Communication Services (1.5%):		
KDDI Corp.	8,100	245,802
Nexon Co. Ltd.	6,700	151,238
Nintendo Co. Ltd.	4,600	193,928
Nippon Telegraph & Telephone Corp.	10,300	295,295
Softbank Corp.	27,900	316,379

See notes to financial statements.
44

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Z Holdings Corp.	40,200	$ 101,710
		1,304,352
Consumer Discretionary (2.4%):		
Bandai Namco Holdings, Inc.	2,100	133,054
Bridgestone Corp.	4,300	153,721
Denso Corp.	2,400	119,543
Fast Retailing Co. Ltd.	200	122,740
Honda Motor Co. Ltd.	6,500	150,191
Nissan Motor Co. Ltd.	31,800	101,323
Oriental Land Co. Ltd.	1,000	146,014
Pan Pacific International Holdings Corp.	6,800	127,118
Panasonic Corp.	22,500	190,415
Sekisui House Ltd.	15,000	266,747
Shimano, Inc.	600	95,656
Sony Group Corp.	1,600	122,359
Subaru Corp.	8,200	126,699
Suzuki Motor Corp.	4,000	130,194
Toyota Motor Corp.	10,400	143,652
		2,129,426
Consumer Staples (2.3%):		
Aeon Co. Ltd.	9,400	199,361
Ajinomoto Co., Inc.	6,400	196,604
Asahi Group Holdings Ltd.	4,800	150,672
Japan Tobacco, Inc. (b)	15,800	320,407
Kao Corp.	4,700	188,222
Kikkoman Corp.	2,200	116,354
Kirin Holdings Co. Ltd.	14,300	219,153
Seven & i Holdings Co. Ltd.	4,900	211,355
Shiseido Co. Ltd.	3,800	187,394
Unicharm Corp.	5,300	204,698
		1,994,220
Energy (0.3%):		
ENEOS Holdings, Inc.	51,700	176,510
Inpex Corp.	8,700	92,556
		269,066
Financials (2.9%):		
Dai-ichi Life Holdings, Inc.	8,600	196,223
Japan Post Holdings Co. Ltd.	36,400	307,772
Mitsubishi UFJ Financial Group, Inc.	37,300	252,703
Mizuho Financial Group, Inc.	22,370	316,406
MS&AD Insurance Group Holdings, Inc.	6,000	193,141
Nomura Holdings, Inc.	58,200	216,709
ORIX Corp.	10,000	161,446
Sompo Holdings, Inc.	4,100	183,097
Sumitomo Mitsui Financial Group, Inc.	7,400	298,662
Sumitomo Mitsui Trust Holdings, Inc.	6,500	227,267
Tokio Marine Holdings, Inc.	9,300	200,394
		2,553,820
Health Care (2.7%):		
Astellas Pharma, Inc.	12,900	197,255
Chugai Pharmaceutical Co. Ltd.	6,700	171,968
Daiichi Sankyo Co. Ltd.	3,800	123,076
Eisai Co. Ltd.	4,200	278,592
Hoya Corp.	1,200	116,186
Kyowa Kirin Co. Ltd.	7,600	174,912
M3, Inc.	2,900	79,075
Olympus Corp.	5,500	98,582
Ono Pharmaceutical Co. Ltd.	8,700	204,406
Otsuka Holdings Co. Ltd.	6,700	219,810
Shionogi & Co. Ltd.	2,600	130,495

See notes to financial statements.
45

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Sysmex Corp.	1,500	$ 91,427
Takeda Pharmaceutical Co. Ltd.	9,700	303,892
Terumo Corp.	4,900	139,883
		2,329,559
Industrials (3.8%):		
Central Japan Railway Co.	1,900	234,640
Daikin Industries Ltd.	800	123,152
FANUC Corp.	900	136,043
Hitachi Ltd.	2,900	147,873
ITOCHU Corp.	7,500	236,968
Komatsu Ltd.	7,200	157,805
Kubota Corp.	9,100	126,008
Marubeni Corp.	15,000	173,182
Mitsubishi Corp.	4,900	159,935
Mitsubishi Electric Corp.	18,200	182,180
Mitsubishi Heavy Industries Ltd.	3,600	143,594
Mitsui & Co. Ltd.	6,600	193,795
Nidec Corp.	2,000	104,237
Nippon Yusen KK	4,100	97,173
Recruit Holdings Co. Ltd.	3,200	101,863
Secom Co. Ltd.	3,500	201,193
SMC Corp.	300	127,069
Sumitomo Corp.	13,300	222,579
Toshiba Corp.	5,100	178,900
Toyota Industries Corp.	2,600	143,454
Toyota Tsusho Corp.	3,700	137,742
		3,329,385
Information Technology (2.3%):		
Advantest Corp.	2,200	142,173
Canon, Inc.	9,300	202,379
FUJIFILM Holdings Corp.	3,600	181,756
Fujitsu Ltd.	1,100	147,664
Keyence Corp.	400	156,744
Kyocera Corp.	4,000	199,726
Lasertec Corp.	600	99,428
Murata Manufacturing Co. Ltd.	3,000	150,617
Nomura Research Institute Ltd.	4,778	113,424
NTT Data Corp.	10,200	150,178
Obic Co. Ltd.	1,100	162,712
Renesas Electronics Corp. (a)	11,500	103,721
TDK Corp.	3,200	105,716
Tokyo Electron Ltd.	400	118,519
		2,034,757
Materials (0.5%):		
Nippon Paint Holdings Co. Ltd.	11,800	93,432
Nippon Steel Corp.	9,300	162,442
Shin-Etsu Chemical Co. Ltd.	1,200	148,377
		404,251
Real Estate (0.9%):		
Daiwa House Industry Co. Ltd.	9,300	215,384
Mitsubishi Estate Co. Ltd.	15,500	202,107
Mitsui Fudosan Co. Ltd.	9,600	176,827
Sumitomo Realty & Development Co. Ltd.	6,700	159,356
		753,674
		17,102,510
Korea, Republic Of (4.6%):		
Communication Services (0.3%):		
Kakao Corp.	2,329	97,809
Krafton, Inc. (a)	530	70,421

See notes to financial statements.
46

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
NAVER Corp.	807	$ 113,289
		281,519
Consumer Discretionary (0.7%):		
Hyundai Mobis Co. Ltd.	1,069	169,515
Hyundai Motor Co.	1,287	153,699
Kia Corp.	2,988	140,136
LG Electronics, Inc.	1,825	124,852
		588,202
Consumer Staples (0.1%):		
LG Household & Health Care Ltd.	229	130,764
Energy (0.2%):		
SK Innovation Co. Ltd. (a)	810	98,655
S-Oil Corp.	1,690	111,473
		210,128
Financials (1.1%):		
Hana Financial Group, Inc.	5,582	185,640
KakaoBank Corp. (a)	5,767	110,834
KB Financial Group, Inc.	4,455	170,885
Samsung Life Insurance Co. Ltd.	4,428	248,646
Shinhan Financial Group Co. Ltd.	7,566	210,632
		926,637
Health Care (0.3%):		
Celltrion, Inc.	856	108,648
Samsung Biologics Co. Ltd. (a)(c)	278	180,511
		289,159
Industrials (0.7%):		
Doosan Enerbility Co. Ltd. (a)	7,012	85,404
LG Corp.	2,764	170,728
Samsung C&T Corp.	1,955	175,492
SK, Inc.	1,017	152,019
		583,643
Information Technology (0.6%):		
Samsung Electronics Co. Ltd.	5,432	237,575
Samsung SDI Co. Ltd.	282	131,811
SK Hynix, Inc.	2,106	124,921
		494,307
Materials (0.6%):		
Korea Zinc Co. Ltd.	287	128,020
LG Chem Ltd.	211	100,127
POSCO Chemical Co. Ltd.	811	115,454
POSCO Holdings, Inc.	873	190,908
		534,509
		4,038,868
Luxembourg (0.5%):		
Energy (0.2%):		
Tenaris SA	7,746	135,011
Health Care (0.2%):		
Eurofins Scientific SE	2,048	146,993
Materials (0.1%):		
ArcelorMittal SA	4,392	115,521
		397,525

See notes to financial statements.
47

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Netherlands (3.4%):		
Communication Services (0.3%):		
Koninklijke KPN NV	92,790	$ 287,014
Consumer Discretionary (0.1%):		
Prosus NV	1,287	88,778
Consumer Staples (0.9%):		
Davide Campari-Milano NV	15,234	154,636
Heineken Holding NV	2,637	203,352
Heineken NV	2,085	196,110
Koninklijke Ahold Delhaize NV	7,399	212,550
		766,648
Financials (0.7%):		
ABN AMRO Bank NV (c)	12,199	168,756
Aegon NV	27,875	141,356
ING Groep NV	13,463	164,094
NN Group NV	3,477	142,010
		616,216
Health Care (0.1%):		
Koninklijke Philips NV	7,236	108,456
Industrials (0.5%):		
Randstad NV	3,324	202,645
Wolters Kluwer NV	2,026	211,985
		414,630
Information Technology (0.5%):		
Adyen NV (a)(c)	55	75,844
ASM International NV	342	86,258
ASML Holding NV	229	123,480
STMicroelectronics NV	3,699	130,628
		416,210
Materials (0.3%):		
Akzo Nobel NV	2,343	156,882
Koninklijke DSM NV	1,192	145,823
		302,705
		3,000,657
Norway (1.5%):		
Communication Services (0.3%):		
Adevinta ASA (a)	8,609	57,718
Telenor ASA	22,496	210,600
		268,318
Consumer Staples (0.2%):		
Mowi ASA	8,253	141,028
Energy (0.2%):		
Aker BP ASA	2,927	90,970
Equinor ASA	3,128	112,465
		203,435
Financials (0.5%):		
DNB Bank ASA	9,820	195,153
Gjensidige Forsikring ASA	10,377	203,837
		398,990
Materials (0.3%):		
Norsk Hydro ASA	16,150	121,019

See notes to financial statements.
48

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Yara International ASA	3,285	$ 144,566
		265,585
		1,277,356
Portugal (0.6%):		
Consumer Staples (0.2%):		
Jeronimo Martins SGPS SA	8,701	187,929
Energy (0.2%):		
Galp Energia SGPS SA	11,657	157,328
Utilities (0.2%):		
EDP - Energias de Portugal SA	37,101	184,886
		530,143
Singapore (2.4%):		
Communication Services (0.3%):		
Singapore Telecommunications Ltd.	148,100	284,233
Consumer Staples (0.3%):		
Wilmar International Ltd.	78,800	245,386
Financials (1.0%):		
DBS Group Holdings Ltd.	10,900	276,102
Oversea-Chinese Banking Corp. Ltd.	33,400	303,795
United Overseas Bank Ltd.	12,900	295,743
		875,640
Industrials (0.5%):		
Jardine Cycle & Carriage Ltd.	8,200	175,133
Keppel Corp. Ltd.	52,300	283,547
		458,680
Real Estate (0.3%):		
Capitaland Investment Ltd.	76,700	211,926
		2,075,865
Spain (2.8%):		
Communication Services (0.2%):		
Telefonica SA	52,529	190,310
Consumer Discretionary (0.2%):		
Industria de Diseno Textil SA	7,183	191,045
Energy (0.2%):		
Repsol SA	10,459	166,234
Financials (0.6%):		
Banco Bilbao Vizcaya Argentaria SA	28,826	173,822
Banco Santander SA	54,464	163,365
CaixaBank SA	40,470	159,053
		496,240
Industrials (0.4%):		
Aena SME SA (a)(c)	1,335	167,604
Ferrovial SA	7,262	190,193
		357,797
Information Technology (0.2%):		
Amadeus IT Group SA (a)	2,817	146,380
Utilities (1.0%):		
Acciona SA	824	151,603
Endesa SA	11,070	208,943
Iberdrola SA	17,403	203,586
Naturgy Energy Group SA	5,675	147,657

See notes to financial statements.
49

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Red Electrica Corp. SA	11,244	$ 195,680
		907,469
		2,455,475
Sweden (3.5%):		
Communication Services (0.2%):		
Telia Co. AB	72,540	185,435
Consumer Discretionary (0.3%):		
Evolution AB (c)	1,082	105,346
H & M Hennes & Mauritz AB, Class B (b)	12,199	131,288
		236,634
Consumer Staples (0.2%):		
Essity AB, Class B	7,249	189,964
Financials (1.0%):		
EQT AB	3,846	81,352
L E Lundbergforetagen AB, Class B	3,850	163,944
Skandinaviska Enskilda Banken AB, Class A	15,208	174,914
Svenska Handelsbanken AB, Class A	22,576	227,511
Swedbank AB, Class A	11,920	202,646
		850,367
Industrials (1.2%):		
Alfa Laval AB	4,883	140,978
Assa Abloy AB, Class B	7,952	170,567
Atlas Copco AB, Class A	12,537	147,981
Epiroc AB, Class A	9,099	165,637
Nibe Industrier AB, Class B	10,569	98,402
Sandvik AB	8,762	158,284
Volvo AB, Class B	9,377	169,466
		1,051,315
Information Technology (0.3%):		
Hexagon AB, Class B	14,324	149,707
Telefonaktiebolaget LM Ericsson, Class B	17,956	104,853
		254,560
Materials (0.3%):		
Boliden AB	3,559	133,517
Svenska Cellulosa AB SCA, Class B	10,479	132,581
		266,098
		3,034,373
Switzerland (6.3%):		
Communication Services (0.4%):		
Swisscom AG, Registered Shares	609	333,751
Consumer Discretionary (0.3%):		
Cie Financiere Richemont SA, Registered Shares	939	121,794
The Swatch Group AG	550	156,480
		278,274
Consumer Staples (0.8%):		
Barry Callebaut AG, Registered Shares	127	251,280
Chocoladefabriken Lindt & Spruengli AG	16	163,220
Nestle SA, Registered Shares	2,195	254,405
		668,905
Financials (1.2%):		
Julius Baer Group Ltd.	2,788	162,442
Partners Group Holding AG	135	119,286
Swiss Life Holding AG	368	189,812
Swiss Re AG	2,399	224,433

See notes to financial statements.
50

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Unaudited)

Security Description	Shares		Value
UBS Group AG	8,271	$	153,940
Zurich Insurance Group AG	520		248,806
			1,098,719
Health Care (1.2%):			
Alcon, Inc.	2,530		172,918
Lonza Group AG, Registered Shares	281		137,734
Novartis AG, Registered Shares	3,265		295,242
Roche Holding AG	678		213,067
Sonova Holding AG	453		107,467
Straumann Holding AG, Class R	961		109,781
			1,036,209
Industrials (1.1%):			
ABB Ltd., Registered Shares	6,064		184,072
Accelleron Industries AG (a)	304		6,296
Geberit AG, Registered Shares	392		184,677
Kuehne + Nagel International AG, Class R	609		141,775
Schindler Holding AG	1,003		188,686
SGS SA, Registered Shares	98		227,932
			933,438
Information Technology (0.2%):			
Logitech International SA, Class R	2,595		160,180
Materials (1.1%):			
EMS-Chemie Holding AG	237		160,496
Givaudan SA, Registered Shares	54		165,493
Glencore PLC	22,689		151,490
Holcim AG	4,045		209,514
SIG Group AG	6,379		139,394
Sika AG, Registered Shares	633		151,813
			978,200
			5,487,676
United Kingdom (8.2%):			
Communication Services (0.7%):			
BT Group PLC	90,736		122,887
Informa PLC	22,518		168,639
Vodafone Group PLC	152,084		154,852
WPP PLC	15,423		152,899
			599,277
Consumer Discretionary (0.7%):			
Compass Group PLC	7,674		177,858
Entain PLC	8,783		140,290
InterContinental Hotels Group PLC	2,662		152,640
Next PLC	2,289		160,634
			631,422
Consumer Staples (1.8%):			
Associated British Foods PLC	9,118		173,689
British American Tobacco PLC	5,228		207,360
Diageo PLC	4,512		199,057
Haleon PLC (a)	39,408		155,924
Imperial Brands PLC	9,170		229,544
Reckitt Benckiser Group PLC	2,705		188,128
Tesco PLC	84,402		228,720
Unilever PLC	3,880		196,124
			1,578,546
Energy (0.2%):			
Shell PLC	5,167		145,266

See notes to financial statements.
51

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Financials (1.6%):			
3i Group PLC	9,981	$	161,838
Barclays PLC	69,304		132,788
HSBC Holdings PLC	25,733		160,400
Legal & General Group PLC	51,184		154,355
Lloyds Banking Group PLC	279,617		153,473
London Stock Exchange Group PLC	1,795		154,823
NatWest Group PLC	52,152		167,171
Prudential PLC	11,408		155,468
Standard Chartered PLC	16,918		127,272
			1,367,588
Health Care (0.4%):			
GSK PLC	12,141		210,964
Smith & Nephew PLC	13,314		178,547
			389,511
Industrials (1.4%):			
Ashtead Group PLC	2,561		146,106
BAE Systems PLC	19,550		202,272
Bunzl PLC	6,096		203,288
Ferguson PLC	1,396		176,158
RELX PLC	8,326		230,255
Rentokil Initial PLC	25,278		155,211
Spirax-Sarco Engineering PLC	1,205		154,605
			1,267,895
Information Technology (0.2%):			
Halma PLC	6,241		148,908
Materials (0.7%):			
Anglo American PLC	3,526		137,935
Antofagasta PLC	8,416		157,214
Croda International PLC	1,901		151,741
Evraz PLC (d)(e)(f)(g)	34,029		16,658
Rio Tinto PLC	2,637		184,801
			648,349
Utilities (0.5%):			
National Grid PLC	17,977		216,722
SSE PLC	9,226		190,912
			407,634
			7,184,396
United States (0.1%):			
Utilities (0.1%):			
Brookfield Renewable Corp., Class A	4,422		121,737
Total Common Stocks (Cost $83,970,480)			86,679,872
Collateral for Securities Loaned (1.9%)^			
United States (1.9%):			
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (h)	415,297		415,297
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (h)	415,297		415,297
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (h)	415,297		415,297
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (h)	415,297		415,297
Total Collateral for Securities Loaned (Cost $1,661,188)			1,661,188
Total Investments (Cost $85,631,668) — 101.1%			88,341,060
Liabilities in excess of other assets — (1.1)%			(974,407)
NET ASSETS - 100.00%		$	87,366,653

^ Purchased with cash collateral from securities on loan.

See notes to financial statements.
52

Victory Portfolios II VictoryShares International Volatility Wtd ETF 53 (Unaudited) Schedule of Portfolio Investments — continued December 31, 2022 See notes to financial statements. (a) Non-income producing security. (b) All or a portion of this security is on loan. (c) Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2022, the fair value of these securities was $1,959,265 and amounted to 2.2% of net assets. (d) The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2022, illiquid securities were less than 0.05% of net assets. (e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements) (f) Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government. (g) The following table details the earliest acquisition date and cost of the Fund's Russian sanctioned restricted securities at December 31, 2022. Security Name Acquisition Date Cost Evraz PLC................................................. 3/19/2021 $213,602 (h) Rate disclosed is the daily yield on December 31, 2022. PLC—Public Limited Company Futures Contracts Purchased Number of Contracts Expiration Date Notional Amount Value Unrealized Appreciation (Depreciation) E-Mini MSCI EAFE Index Futures ...... 3 3/17/23 $ 294,672 $ 292,410 $ (2,262) Total unrealized appreciation $ – Total unrealized depreciation (2,262) Total net unrealized appreciation (depreciation) $ (2,262)

Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF

Schedule of Portfolio Investments
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Common Stocks (99.5%)			
Communication Services (6.1%):			
AT&T, Inc.	215,589	$	3,968,994
Comcast Corp., Class A	106,444		3,722,347
Lumen Technologies, Inc.	269,284		1,405,662
Omnicom Group, Inc.	45,681		3,726,199
Paramount Global, Class B (a)	83,716		1,413,126
The Interpublic Group of Cos., Inc.	107,956		3,596,014
Verizon Communications, Inc.	115,647		4,556,492
			22,388,834
Consumer Discretionary (5.0%):			
Advance Auto Parts, Inc.	17,758		2,610,959
Best Buy Co., Inc.	34,001		2,727,220
Darden Restaurants, Inc.	23,440		3,242,455
Ford Motor Co.	140,884		1,638,481
Garmin Ltd.	38,297		3,534,430
Hasbro, Inc.	44,249		2,699,632
VF Corp.	69,335		1,914,339
			18,367,516
Consumer Staples (10.8%):			
Altria Group, Inc.	90,180		4,122,128
Campbell Soup Co.	88,899		5,045,018
Conagra Brands, Inc.	118,311		4,578,636
Kellogg Co.	68,531		4,882,148
Kimberly-Clark Corp.	36,698		4,981,754
Philip Morris International, Inc.	43,935		4,446,661
The Clorox Co.	21,480		3,014,288
The Kraft Heinz Co.	105,801		4,307,159
Walgreens Boots Alliance, Inc.	108,860		4,067,010
			39,444,802
Energy (7.7%):			
Chevron Corp.	20,364		3,655,134
Devon Energy Corp.	27,565		1,695,523
Exxon Mobil Corp.	30,905		3,408,821
Kinder Morgan, Inc.	220,257		3,982,247
ONEOK, Inc.	52,874		3,473,822
Phillips 66	30,419		3,166,010
Pioneer Natural Resources Co.	10,688		2,441,032
The Williams Cos., Inc.	114,542		3,768,432
Valero Energy Corp.	20,581		2,610,906
			28,201,927
Financials (22.2%):			
Ally Financial, Inc.	74,877		1,830,743
Ares Management Corp., Class A	29,878		2,044,850
Blackstone, Inc.	21,488		1,594,195
Citigroup, Inc.	63,771		2,884,362
Citizens Financial Group, Inc.	80,220		3,158,261
CME Group, Inc.	20,983		3,528,501
Comerica, Inc.	36,118		2,414,488
F&G Annuities & Life, Inc. (b)	6,467		129,405
Fidelity National Financial, Inc.	95,118		3,578,339
Fifth Third Bancorp	88,243		2,895,253
Franklin Resources, Inc. (a)	116,969		3,085,642
Huntington Bancshares, Inc.	234,364		3,304,532
JPMorgan Chase & Co.	31,482		4,221,736
KeyCorp	177,902		3,099,053
MetLife, Inc.	63,011		4,560,106
Morgan Stanley	38,591		3,281,007
Northern Trust Corp.	34,345		3,039,189
Principal Financial Group, Inc.	44,192		3,708,593
Prudential Financial, Inc.	37,624		3,742,083
Regions Financial Corp.	132,776		2,862,651
State Street Corp.	39,714		3,080,615
T. Rowe Price Group, Inc.	23,633		2,577,415

See notes to financial statements.
54

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
The Bank of New York Mellon Corp.	82,113	$	3,737,784
The Carlyle Group, Inc.	66,916		1,996,774
The PNC Financial Services Group, Inc.	23,346		3,687,267
Truist Financial Corp.	74,999		3,227,207
U.S. Bancorp	82,322		3,590,062
			80,860,113
Health Care (11.7%):			
AbbVie, Inc.	36,366		5,877,109
Amgen, Inc.	22,739		5,972,171
Bristol-Myers Squibb Co.	82,130		5,909,253
Gilead Sciences, Inc.	79,761		6,847,482
Medtronic PLC	49,342		3,834,860
Merck & Co., Inc.	63,767		7,074,949
Pfizer, Inc.	81,094		4,155,257
Viatris, Inc.	257,000		2,860,410
			42,531,491
Industrials (3.4%):			
3M Co.	32,654		3,915,868
Stanley Black & Decker, Inc.	29,022		2,180,133
United Parcel Service, Inc., Class B	17,478		3,038,375
Watsco, Inc.	12,749		3,179,601
			12,313,977
Information Technology (8.0%):			
Broadcom, Inc.	5,723		3,199,901
Cisco Systems, Inc.	78,242		3,727,449
Corning, Inc.	96,558		3,084,062
Hewlett Packard Enterprise Co.	220,692		3,522,244
HP, Inc.	84,970		2,283,144
Intel Corp.	92,768		2,451,858
International Business Machines Corp.	34,957		4,925,092
Juniper Networks, Inc.	123,484		3,946,549
Seagate Technology Holdings PLC	38,590		2,030,220
			29,170,519
Materials (6.4%):			
Dow, Inc.	74,167		3,737,275
Eastman Chemical Co.	37,441		3,049,195
International Flavors & Fragrances, Inc.	30,158		3,161,765
International Paper Co.	101,818		3,525,957
LyondellBasell Industries NV, Class A	37,645		3,125,664
Newmont Corp.	67,094		3,166,837
Packaging Corp.	28,359		3,627,400
			23,394,093
Utilities (18.2%):			
American Electric Power Co., Inc.	53,295		5,060,360
Consolidated Edison, Inc.	55,553		5,294,756
Dominion Energy, Inc.	70,407		4,317,357
DTE Energy Co.	42,773		5,027,111
Duke Energy Corp.	53,410		5,500,696
Edison International	66,314		4,218,897
Entergy Corp.	41,343		4,651,087
Evergy, Inc.	79,844		5,024,583
Exelon Corp.	104,642		4,523,674
FirstEnergy Corp.	129,804		5,443,980
NiSource, Inc.	170,834		4,684,268
NRG Energy, Inc.	80,934		2,575,320
PPL Corp.	168,875		4,934,527
The Southern Co.	68,833		4,915,365
			66,171,981
Total Common Stocks (Cost $358,504,776)			362,845,253

Collateral for Securities Loaned (0.3%)^		
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (c)	302,778	302,778
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (c)	302,778	302,778

See notes to financial statements.

55

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (c)	302,778	$	302,778
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (c).	302,778		302,778
Total Collateral for Securities Loaned (Cost $1,211,112)			1,211,112
Total Investments (Cost $359,715,888) — 99.8%			364,056,365
Other assets in excess of liabilities — 0.2%			780,557
NET ASSETS - 100.00%		$	364,836,922

^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Rate disclosed is the daily yield on December 31, 2022.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	6	3/17/23	$ 1,169,017	$ 1,158,300	$ (10,717)

Total unrealized appreciation	$ –
Total unrealized depreciation	(10,717)
Total net unrealized appreciation (depreciation)	$ (10,717)

See notes to financial statements.
56

Victory Portfolios II
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Schedule of Portfolio Investments
December 31, 2022

(Unaudited)

Security Description	Shares		Value
Common Stocks (99.3%)			
Banks (14.3%):			
Columbia Banking System, Inc.	127,716	$	3,848,083
First Busey Corp.	218,342		5,397,414
First Financial Bancorp	214,089		5,187,377
Fulton Financial Corp.	299,127		5,034,308
Hope Bancorp, Inc.	300,361		3,847,624
Northwest Bancshares, Inc.	445,886		6,233,486
OceanFirst Financial Corp.	280,276		5,955,865
S&T Bancorp, Inc.	179,983		6,151,819
Southside Bancshares, Inc.	153,408		5,521,154
WesBanco, Inc.	149,084		5,513,126
			52,690,256
Capital Markets (3.4%):			
Artisan Partners Asset Management, Inc., Class A	101,389		3,011,253
Bridge Investment Group Holdings, Inc., Class A	190,313		2,293,272
GCM Grosvenor, Inc., Class A (a)	535,953		4,078,602
Moelis & Co., Class A	83,964		3,221,699
			12,604,826
Communication Services (3.4%):			
Cogent Communications Holdings, Inc.	78,107		4,458,348
John Wiley & Sons, Inc., Class A	97,169		3,892,590
Sinclair Broadcast Group, Inc., Class A	119,673		1,856,128
Telephone and Data Systems, Inc.	219,630		2,303,919
			12,510,985
Consumer Discretionary (17.3%):			
American Eagle Outfitters, Inc.	195,626		2,730,939
Bloomin' Brands, Inc.	116,008		2,334,081
Camping World Holdings, Inc., Class A (a)	81,865		1,827,227
Cracker Barrel Old Country Store, Inc.	29,018		2,749,165
Dana, Inc.	146,173		2,211,598
Dine Brands Global, Inc.	37,305		2,409,903
Franchise Group, Inc. (a)	76,298		1,817,418
Guess?, Inc. (a)	123,341		2,551,925
Jack in the Box, Inc.	39,105		2,668,134
KB Home	86,855		2,766,332
Kontoor Brands, Inc.	70,092		2,802,979
La-Z-Boy, Inc.	111,388		2,541,874
LCI Industries	22,078		2,041,111
MDC Holdings, Inc.	91,015		2,876,074
Monro, Inc.	66,605		3,010,546
Nordstrom, Inc. (a)	95,236		1,537,109
Patrick Industries, Inc.	49,834		3,019,941
Rent-A-Center, Inc.	76,173		1,717,701
Standard Motor Products, Inc.	98,498		3,427,731
Steven Madden Ltd.	103,312		3,301,852
Strategic Education, Inc.	46,504		3,642,193
Sturm Ruger & Co., Inc.	90,689		4,590,677
The Buckle, Inc.	78,326		3,552,084
Wolverine World Wide, Inc.	141,199		1,543,305
			63,671,899
Consumer Finance (1.5%):			
Bread Financial Holdings, Inc.	64,040		2,411,746
Navient Corp.	188,100		3,094,245
			5,505,991
Consumer Staples (8.6%):			
B&G Foods, Inc. (a)	164,469		1,833,829
Energizer Holdings, Inc.	129,635		4,349,254
Fresh Del Monte Produce, Inc.	151,538		3,968,780
Medifast, Inc.	20,916		2,412,661
Nu Skin Enterprises, Inc., Class A	76,226		3,213,688

See notes to financial statements.
57

Victory Portfolios II
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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
SpartanNash Co.	118,257	$	3,576,092
Spectrum Brands Holdings, Inc.	59,355		3,615,907
Universal Corp.	95,278		5,031,631
Vector Group Ltd.	317,506		3,765,621
			31,767,463
Diversified Financial Services (1.4%):			
Compass Diversified Holdings	151,230		2,756,923
Jackson Financial, Inc., Class A	74,273		2,583,958
			5,340,881
Energy (2.7%):			
Archrock, Inc.	428,469		3,847,651
Sitio Royalties Corp., Class A (a)	212,443		6,128,989
			9,976,640
Health Care (4.2%):			
National HealthCare Corp.	79,231		4,714,244
National Research Corp.	106,127		3,958,537
Patterson Cos., Inc.	149,033		4,177,395
U.S. Physical Therapy, Inc.	34,189		2,770,335
			15,620,511
Industrials (17.4%):			
Apogee Enterprises, Inc.	84,560		3,759,538
Barnes Group, Inc.	131,132		5,356,742
Boise Cascade Co.	34,759		2,386,900
Deluxe Corp.	182,356		3,096,405
Global Industrial Co.	96,392		2,268,104
H&E Equipment Services, Inc.	81,755		3,711,677
Healthcare Services Group, Inc.	199,765		2,397,180
Hillenbrand, Inc.	95,816		4,088,469
HNI Corp.	117,978		3,354,114
Kaman Corp.	108,258		2,414,153
Kennametal, Inc.	146,302		3,520,026
Kforce, Inc.	63,507		3,482,089
McGrath RentCorp	58,112		5,737,979
Mueller Water Products, Inc., Class A	376,332		4,049,332
Steelcase, Inc., Class A	354,794		2,508,394
The Greenbrier Cos., Inc.	111,256		3,730,414
Trinity Industries, Inc.	151,447		4,478,288
Wabash National Corp.	168,123		3,799,580
			64,139,384
Information Technology (3.3%):			
Benchmark Electronics, Inc.	153,675		4,101,586
InterDigital, Inc.	81,095		4,012,581
Vishay Intertechnology, Inc.	193,767		4,179,554
			12,293,721
Insurance (1.6%):			
Safety Insurance Group, Inc.	67,801		5,712,912
Materials (4.9%):			
Mativ Holdings, Inc.	137,257		2,868,671
NewMarket Corp.	15,862		4,934,827
Pactiv Evergreen, Inc.	269,479		3,061,281
Schnitzer Steel Industries, Inc.	72,775		2,230,554
Trinseo PLC	86,384		1,961,781
Worthington Industries, Inc.	59,457		2,955,607
			18,012,721
Real Estate (2.6%):			
Kennedy-Wilson Holdings, Inc.	267,261		4,204,015
The RMR Group, Inc., Class A	185,972		5,253,709
			9,457,724
Thrifts & Mortgage Finance (3.3%):			
Capitol Federal Financial, Inc.	743,969		6,435,332

See notes to financial statements.
58

Victory Portfolios II
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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Provident Financial Services, Inc.	269,800	$ 5,762,928
		12,198,260
Utilities (9.4%):		
Avista Corp.	145,738	6,462,023
MGE Energy, Inc.	80,583	5,673,043
Northwest Natural Holding Co.	106,190	5,053,582
NorthWestern Corp.	108,347	6,429,311
SJW Group	87,578	7,110,458
Unitil Corp.	76,553	3,931,762
		34,660,179
Total Common Stocks (Cost $383,728,626)		366,164,353
Collateral for Securities Loaned (2.1%)^		
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (b)	1,890,144	1,890,144
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (b)	1,890,144	1,890,144
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (b)	1,890,144	1,890,144
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (b)	1,890,144	1,890,144
Total Collateral for Securities Loaned (Cost $7,560,576)		7,560,576
Total Investments (Cost $391,289,202) — 101.4%		373,724,929
Liabilities in excess of other assets — (1.4)%		(4,981,677)
NET ASSETS - 100.00%		$ 368,743,252

^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on December 31, 2022.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	20	3/17/23	$ 1,759,922	$ 1,770,900	$ 10,978

Total unrealized appreciation	$ 10,978
Total unrealized depreciation	—
Total net unrealized appreciation (depreciation)	$ 10,978

See notes to financial statements.
59

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Schedule of Portfolio Investments
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)		
Australia (5.8%):		
Energy (0.7%):		
Woodside Energy Group Ltd.	4,637	$ 111,863
Financials (2.4%):		
ANZ Group Holdings Ltd. (a)	12,315	198,337
Westpac Banking Corp.	12,615	200,507
		398,844
Materials (2.7%):		
BHP Group Ltd.	4,483	139,243
Newcrest Mining Ltd.	9,825	138,037
Rio Tinto Ltd.	1,945	154,122
		431,402
		942,109
Austria (1.4%):		
Energy (0.7%):		
OMV AG	2,312	119,025
Financials (0.7%):		
Erste Group Bank AG	3,551	113,639
		232,664
Belgium (0.9%):		
Financials (0.9%):		
KBC Group NV	2,206	141,853
Canada (12.4%):		
Communication Services (2.9%):		
BCE, Inc.	5,737	252,101
TELUS Corp. (b)	11,149	215,189
		467,290
Energy (3.5%):		
Enbridge, Inc.	5,797	226,605
Pembina Pipeline Corp.	5,314	180,404
TC Energy Corp.	4,082	162,761
		569,770
Financials (3.7%):		
Great-West Lifeco, Inc.	9,825	227,155
Manulife Financial Corp.	9,396	167,612
Power Corp. (b)	8,631	203,056
		597,823
Utilities (2.3%):		
Algonquin Power & Utilities Corp. (b)	18,975	123,622
Emera, Inc.	6,275	239,867
		363,489
		1,998,372
Denmark (0.5%):		
Industrials (0.5%):		
AP Moller - Maersk A/S, Class B	37	83,210
Finland (2.1%):		
Financials (1.0%):		
Nordea Bank Abp	15,084	161,527

See notes to financial statements.
60

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Industrials (1.1%):		
Kone Oyj, Class B	3,360	$ 173,696
		335,223
France (10.5%):		
Communication Services (1.7%):		
Orange SA	26,758	265,799
Consumer Discretionary (0.9%):		
Cie Generale des Etablissements Michelin SCA	5,095	141,700
Energy (0.9%):		
TotalEnergies SE (b)	2,391	150,090
Financials (4.1%):		
Amundi SA (c)	2,380	135,007
AXA SA	5,839	162,830
BNP Paribas SA	2,291	130,572
Credit Agricole SA	12,161	127,959
Societe Generale SA	3,892	97,808
		654,176
Industrials (1.3%):		
Bouygues SA	7,051	211,609
Utilities (1.6%):		
Engie SA	10,143	145,340
Veolia Environnement SA	4,609	118,392
		263,732
		1,687,106
Germany (7.7%):		
Consumer Discretionary (1.6%):		
Bayerische Motoren Werke AG	1,551	138,413
Mercedes-Benz Group AG	1,847	121,378
		259,791
Financials (1.2%):		
Allianz SE, Registered Shares	897	192,876
Industrials (0.8%):		
Deutsche Post AG, Registered Shares	3,188	120,038
Materials (2.5%):		
BASF SE	2,593	128,745
Evonik Industries AG	6,791	130,359
HeidelbergCement AG	2,616	149,178
		408,282
Real Estate (0.6%):		
Vonovia SE	4,230	99,693
Utilities (1.0%):		
E.ON SE	16,020	160,042
		1,240,722
Hong Kong (4.3%):		
Industrials (1.1%):		
CK Hutchison Holdings Ltd.	30,527	183,240
Real Estate (2.2%):		
Henderson Land Development Co. Ltd.	54,123	188,962
Swire Pacific Ltd., Class A	19,000	167,239
		356,201

See notes to financial statements.
61

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Utilities (1.0%):		
Hong Kong & China Gas Co. Ltd.	169,000	$ 160,664
		700,105
Israel (0.4%):		
Materials (0.4%):		
ICL Group Ltd.	9,518	69,010
Italy (6.8%):		
Energy (1.0%):		
Eni SpA	10,839	154,130
Financials (3.5%):		
Assicurazioni Generali SpA	10,330	183,698
Intesa Sanpaolo SpA	57,299	127,438
Poste Italiane SpA (c)	15,168	148,154
UniCredit SpA	7,786	110,600
		569,890
Utilities (2.3%):		
Enel SpA	29,851	160,706
Snam SpA	41,886	202,947
		363,653
		1,087,673
Japan (9.1%):		
Communication Services (1.6%):		
Softbank Corp.	23,000	260,814
Consumer Staples (1.7%):		
Japan Tobacco, Inc.	13,100	265,654
Energy (0.9%):		
ENEOS Holdings, Inc.	42,800	146,124
Health Care (1.6%):		
Takeda Pharmaceutical Co. Ltd.	8,000	250,633
Industrials (2.5%):		
Marubeni Corp.	12,400	143,164
Nippon Yusen KK	3,300	78,212
Sumitomo Corp.	11,000	184,088
		405,464
Materials (0.8%):		
Nippon Steel Corp.	7,600	132,748
		1,461,437
Korea, Republic Of (3.5%):		
Energy (0.6%):		
S-Oil Corp.	1,404	92,608
Financials (1.9%):		
KB Financial Group, Inc.	3,698	141,848
Shinhan Financial Group Co. Ltd.	6,281	174,859
		316,707
Materials (1.0%):		
POSCO Holdings, Inc.	725	158,544
		567,859
Netherlands (4.7%):		
Communication Services (1.5%):		
Koninklijke KPN NV	76,762	237,437

See notes to financial statements.
62

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Financials (1.6%):			
ABN AMRO Bank NV (c)	10,092	$	139,609
NN Group NV	2,876		117,463
			257,072
Health Care (0.6%):			
Koninklijke Philips NV	5,985		89,706
Industrials (1.0%):			
Randstad NV	2,769		168,809
			753,024
Norway (2.3%):			
Communication Services (1.1%):			
Telenor ASA	18,609		174,211
Energy (0.5%):			
Aker BP ASA	2,421		75,244
Materials (0.7%):			
Yara International ASA	2,666		117,325
			366,780
Portugal (0.8%):			
Energy (0.8%):			
Galp Energia SGPS SA	9,643		130,146
Singapore (1.5%):			
Industrials (1.5%):			
Keppel Corp. Ltd.	43,300		234,753
Spain (3.9%):			
Communication Services (0.9%):			
Telefonica SA	43,455		157,435
Financials (0.9%):			
Banco Bilbao Vizcaya Argentaria SA	23,846		143,793
Utilities (2.1%):			
Endesa SA	9,157		172,835
Red Electrica Corp. SA	9,301		161,866
			334,701
			635,929
Sweden (4.1%):			
Communication Services (1.0%):			
Telia Co. AB	60,010		153,404
Financials (3.1%):			
Skandinaviska Enskilda Banken AB, Class A	12,580		144,688
Svenska Handelsbanken AB, Class A	18,675		188,199
Swedbank AB, Class A	9,860		167,625
			500,512
			653,916
Switzerland (4.7%):			
Communication Services (1.7%):			
Swisscom AG, Registered Shares	505		276,756
Financials (1.2%):			
Swiss Re AG	1,985		185,702

See notes to financial statements.
63

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Industrials (0.7%):			
Kuehne + Nagel International AG, Class R	504	$	117,331
Materials (1.1%):			
Holcim AG	3,347		173,360
			753,149
United Kingdom (11.5%):			
Communication Services (2.2%):			
BT Group PLC	75,062		101,660
Vodafone Group PLC	125,813		128,103
WPP PLC	12,758		126,479
			356,242
Consumer Staples (4.4%):			
British American Tobacco PLC	4,325		171,543
Imperial Brands PLC	7,586		189,893
Tesco PLC	69,822		189,210
Unilever PLC	3,210		162,258
			712,904
Health Care (1.1%):			
GSK PLC	10,043		174,509
Materials (1.7%):			
Anglo American PLC	2,917		114,111
Evraz PLC (d)(e)(f)(g)	23,292		11,402
Rio Tinto PLC	2,181		152,844
			278,357
Utilities (2.1%):			
National Grid PLC	14,871		179,277
SSE PLC	7,632		157,928
			337,205
			1,859,217
Total Common Stocks (Cost $16,828,396)			15,934,257
Collateral for Securities Loaned (2.2%)^			
United States (2.2%):			
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (h)	86,957		86,957
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (h)	100,276		100,276
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (h)	86,957		86,957
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (h)	73,638		73,638
Total Collateral for Securities Loaned (Cost $347,828)			347,828
Total Investments (Cost $17,176,224) — 101.1%			16,282,085
Liabilities in excess of other assets — (1.1)%			(176,737)
NET ASSETS - 100.00%		$	16,105,348

^ Purchased with cash collateral from securities on loan.

(a) Non-income producing security.

(b) All or a portion of this security is on loan.

(c) Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2022, the fair value of these securities was $422,770 and amounted to 2.6% of net assets.

(d) The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2022, illiquid securities were 0.1% of net assets.

(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of net assets as of December 31, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(f) Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government.

See notes to financial statements.
64

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF 65 (Unaudited) Schedule of Portfolio Investments — continued December 31, 2022 See notes to financial statements. (g) The following table details the earliest acquisition date and cost of the Fund's Russian sanctioned restricted securities at December 31, 2022. Security Name Acquisition Date Cost Evraz PLC................................................. 3/19/2021 $141,369 (h) Rate disclosed is the daily yield on December 31, 2022. PLC—Public Limited Company Futures Contracts Purchased Number of Contracts Expiration Date Notional Amount Value Unrealized Appreciation (Depreciation) E-Mini MSCI EAFE Index Futures ...... 1 3/17/23 $ 97,514 $ 97,470 $ (44) Total unrealized appreciation $ – Total unrealized depreciation (44) Total net unrealized appreciation (depreciation) $ (44)

Victory Portfolios II
VictoryShares Dividend Accelerator ETF

Schedule of Portfolio Investments
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Common Stocks (99.5%)			
Aerospace & Defense (3.1%):			
Lockheed Martin Corp.	7,520	$	3,658,405
Northrop Grumman Corp.	4,876		2,660,394
			6,318,799
Building Products (0.9%):			
Carlisle Cos., Inc.	8,085		1,905,230
Commercial Services & Supplies (0.7%):			
Cintas Corp.	3,043		1,374,280
Communication Services (0.6%):			
AT&T, Inc.	63,137		1,162,352
Consumer Discretionary (6.6%):			
Genuine Parts Co.	14,369		2,493,165
Leggett & Platt, Inc.	69,681		2,245,819
Lithia Motors, Inc.	8,209		1,680,711
Lowe's Cos., Inc.	5,771		1,149,814
NIKE, Inc., Class B	37,270		4,360,963
Target Corp.	11,089		1,652,704
			13,583,176
Consumer Staples (18.6%):			
Altria Group, Inc.	23,793		1,087,578
Archer-Daniels-Midland Co.	28,949		2,687,915
Brown-Forman Corp., Class B	43,630		2,865,618
Colgate-Palmolive Co.	57,040		4,494,182
Costco Wholesale Corp.	6,533		2,982,314
Hormel Foods Corp.	50,027		2,278,730
Kimberly-Clark Corp.	23,513		3,191,890
McCormick & Co., Inc.	24,631		2,041,663
PepsiCo, Inc.	13,227		2,389,590
Sysco Corp.	20,999		1,605,373
The Clorox Co.	22,619		3,174,124
The Coca-Cola Co.	35,026		2,228,004
The Procter & Gamble Co.	16,884		2,558,939
Walgreens Boots Alliance, Inc.	43,508		1,625,459
Walmart, Inc.	21,192		3,004,814
			38,216,193
Electrical Equipment (2.7%):			
Emerson Electric Co.	57,716		5,544,199
Energy (1.0%):			
ONEOK, Inc.	33,332		2,189,912
Financials (9.3%):			
Aflac, Inc.	39,326		2,829,112
Aon PLC, Class A	20,697		6,211,997
Axis Capital Holdings Ltd.	22,458		1,216,550
Cincinnati Financial Corp.	8,080		827,311
Commerce Bancshares, Inc.	34,381		2,340,315
Franklin Resources, Inc.	91,238		2,406,858
Old Republic International Corp.	35,264		851,626
S&P Global, Inc.	3,022		1,012,189
T. Rowe Price Group, Inc.	13,582		1,481,253
			19,177,211
Health Care (12.1%):			
Abbott Laboratories	25,337		2,781,749
Becton Dickinson and Co.	6,716		1,707,879
Elevance Health, Inc.	11,419		5,857,605
Johnson & Johnson	10,241		1,809,073
Medtronic PLC	37,082		2,882,013
Merck & Co., Inc.	41,512		4,605,756
Quest Diagnostics, Inc.	28,630		4,478,877

See notes to financial statements.
66

Victory Portfolios II
VictoryShares Dividend Accelerator ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
West Pharmaceutical Services, Inc.	2,911	$	685,104
			24,808,056
Industrial Conglomerates (5.3%):			
3M Co.	56,652		6,793,708
Honeywell International, Inc.	18,857		4,041,055
			10,834,763
Information Technology (12.5%):			
Apple, Inc.	37,432		4,863,540
Automatic Data Processing, Inc.	9,066		2,165,505
Cisco Systems, Inc.	120,748		5,752,435
Jack Henry & Associates, Inc.	11,880		2,085,653
Mastercard, Inc., Class A	13,605		4,730,866
Microchip Technology, Inc.	26,321		1,849,050
QUALCOMM, Inc.	13,919		1,530,255
Texas Instruments, Inc.	16,467		2,720,678
			25,697,982
Machinery (13.3%):			
Caterpillar, Inc.	13,086		3,134,882
Donaldson Co., Inc.	86,553		5,095,375
Dover Corp.	23,325		3,158,438
Illinois Tool Works, Inc.	19,465		4,288,139
ITT, Inc.	11,477		930,785
Lincoln Electric Holdings, Inc.	45,517		6,576,751
Nordson Corp.	10,416		2,476,092
Stanley Black & Decker, Inc.	22,272		1,673,073
			27,333,535
Materials (6.1%):			
Air Products and Chemicals, Inc.	9,353		2,883,156
Nucor Corp.	4,608		607,381
PPG Industries, Inc.	21,112		2,654,623
RPM International, Inc.	35,243		3,434,430
Sonoco Products Co.	21,652		1,314,493
The Sherwin-Williams Co.	6,649		1,578,007
			12,472,090
Professional Services (1.5%):			
Robert Half International, Inc.	42,607		3,145,675
Trading Companies & Distributors (1.9%):			
W.W. Grainger, Inc.	7,076		3,936,025
Utilities (3.3%):			
Consolidated Edison, Inc.	56,374		5,373,006
National Fuel Gas Co.	7,324		463,609
UGI Corp.	25,962		962,411
			6,799,026
Total Common Stocks (Cost $201,935,397)			204,498,504
Total Investments (Cost $201,935,397) — 99.5%			204,498,504
Other assets in excess of liabilities — 0.5%			1,096,150
NET ASSETS - 100.00%		$	205,594,654

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date		Notional Amount		Value		Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	4	3/17/23	$	773,054	$	772,200	$	(854)

Total unrealized appreciation	$	–
Total unrealized depreciation		(854)
Total net unrealized appreciation (depreciation)	$	(854)

See notes to financial statements.
67

Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF

Schedule of Portfolio Investments
December 31, 2022

(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)		
Communication Services (9.7%):		
Charter Communications, Inc., Class A (a)	10,234	$ 3,470,349
Comcast Corp., Class A	76,693	2,681,954
Electronic Arts, Inc.	24,940	3,047,169
Fox Corp., Class A	46,822	1,421,984
Lumen Technologies, Inc.	38,911	203,116
Nexstar Media Group, Inc.	6,522	1,141,546
		11,966,118
Consumer Discretionary (1.8%):		
Gentex Corp.	18,998	518,076
Lowe's Cos., Inc.	7,175	1,429,547
Thor Industries, Inc.	4,255	321,210
		2,268,833
Consumer Staples (13.9%):		
General Mills, Inc.	22,435	1,881,175
Kellogg Co.	38,231	2,723,576
The Hershey Co.	15,648	3,623,607
The J.M. Smucker Co.	9,923	1,572,399
The Kroger Co.	7,171	319,683
The Procter & Gamble Co.	15,657	2,372,975
Tyson Foods, Inc., Class A	5,539	344,803
Walmart, Inc.	30,841	4,372,945
		17,211,163
Energy (10.3%):		
Chevron Corp.	29,395	5,276,108
ConocoPhillips	3,341	394,238
Devon Energy Corp.	4,656	286,391
EOG Resources, Inc.	2,505	324,448
Exxon Mobil Corp.	4,213	464,694
Hess Corp.	2,568	364,194
Kinder Morgan, Inc.	138,359	2,501,531
ONEOK, Inc.	7,572	497,480
Phillips 66	3,469	361,053
Pioneer Natural Resources Co.	10,349	2,363,608
		12,833,745
Financials (7.0%):		
Arch Capital Group Ltd. (a)	54,491	3,420,945
Essent Group Ltd.	8,172	317,727
First American Financial Corp.	6,407	335,343
Old Republic International Corp.	45,034	1,087,571
The Hartford Financial Services Group, Inc.	47,143	3,574,854
		8,736,440
Health Care (19.7%):		
Abbott Laboratories	2,893	317,622
AbbVie, Inc.	30,548	4,936,862
AmerisourceBergen Corp.	2,069	342,854
Amgen, Inc.	4,166	1,094,158
Bristol-Myers Squibb Co.	54,105	3,892,855
Hologic, Inc. (a)	4,339	324,601
Johnson & Johnson	29,613	5,231,136
Merck & Co., Inc.	34,672	3,846,858
Pfizer, Inc.	82,227	4,213,312
UnitedHealth Group, Inc.	554	293,720
		24,493,978
Industrials (15.5%):		
A O Smith Corp.	5,763	329,874
Builders FirstSource, Inc. (a)	4,837	313,824
CACI International, Inc., Class A (a)	3,292	989,542
CSX Corp.	14,006	433,906
Cummins, Inc.	12,010	2,909,903
Illinois Tool Works, Inc.	5,313	1,170,454
Lockheed Martin Corp.	9,489	4,616,304
Republic Services, Inc.	21,204	2,735,104

See notes to financial statements.
68

Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Science Applications International Corp.	8,888	$	985,946
Textron, Inc.	4,892		346,353
United Parcel Service, Inc., Class B	5,252		913,008
Waste Management, Inc.	22,245		3,489,796
			19,234,014
Information Technology (20.5%):			
Cognizant Technology Solutions Corp., Class A	60,038		3,433,573
HP, Inc.	75,311		2,023,606
Jack Henry & Associates, Inc.	11,014		1,933,618
Microsoft Corp.	40,278		9,659,470
NetApp, Inc.	30,194		1,813,452
Skyworks Solutions, Inc.	20,182		1,839,186
Texas Instruments, Inc.	24,598		4,064,081
The Western Union Co.	21,110		290,685
Visa, Inc., Class A	1,604		333,247
			25,390,918
Materials (0.6%):			
Avery Dennison Corp.	1,893		342,633
Packaging Corp.	3,056		390,893
			733,526
Real Estate (0.6%):			
CBRE Group, Inc., Class A (a)	4,221		324,848
Weyerhaeuser Co.	12,693		393,483
			718,331
Total Common Stocks (Cost $118,471,542)			123,587,066
Total Investments (Cost $118,471,542) — 99.6%			123,587,066
Other assets in excess of liabilities — 0.4%			522,909
NET ASSETS - 100.00%		$	124,109,975

(a) Non-income producing security.

Futures Contracts Purchased

	Number of Contracts	Expiration Date		Notional Amount		Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	2	3/17/23	$	396,943	$	386,100	$ (10,843)

Total unrealized appreciation	$ –
Total unrealized depreciation	(10,843)
Total net unrealized appreciation (depreciation)	$ (10,843)

See notes to financial statements.
69

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Common Stocks (99.3%)			
Communication Services (4.0%):			
Alphabet, Inc., Class A (a)	13,454	$	1,187,046
AT&T, Inc.	109,834		2,022,044
Charter Communications, Inc., Class A (a)	3,810		1,291,971
Comcast Corp., Class A	54,235		1,896,598
DISH Network Corp., Class A (a)	51,053		716,784
Electronic Arts, Inc.	15,681		1,915,905
Endeavor Group Holdings, Inc., Class A (a)	55,087		1,241,661
Fox Corp., Class A	53,098		1,612,586
Liberty Broadband Corp., Class C (a)	16,375		1,248,921
Lumen Technologies, Inc.	137,191		716,137
Match Group, Inc. (a)	15,326		635,876
Meta Platforms, Inc., Class A (a)	5,413		651,400
Netflix, Inc. (a)	3,367		992,861
News Corp., Class A	88,647		1,613,375
Omnicom Group, Inc.	23,278		1,898,787
Paramount Global, Class B	42,652		719,966
Pinterest, Inc., Class A (a)	28,185		684,332
Sirius XM Holdings, Inc. (b)	357,084		2,085,371
Take-Two Interactive Software, Inc. (a)	10,186		1,060,668
The Interpublic Group of Cos., Inc.	54,997		1,831,950
The Trade Desk, Inc., Class A (a)	9,239		414,184
The Walt Disney Co. (a)	14,643		1,272,184
T-Mobile U.S., Inc. (a)	12,387		1,734,180
Verizon Communications, Inc.	58,916		2,321,290
Warner Music Group Corp., Class A	42,898		1,502,288
ZoomInfo Technologies, Inc. (a)	17,387		523,523
			33,791,888
Consumer Discretionary (8.4%):			
Advance Auto Parts, Inc.	9,049		1,330,474
Airbnb, Inc., Class A (a)	7,745		662,198
Amazon.com, Inc. (a)	8,530		716,520
Aptiv PLC (a)	11,036		1,027,783
Aramark	45,682		1,888,494
AutoZone, Inc. (a)	817		2,014,869
Best Buy Co., Inc.	17,325		1,389,638
Booking Holdings, Inc. (a)	650		1,309,932
Burlington Stores, Inc. (a)	6,726		1,363,764
CarMax, Inc. (a)	13,590		827,495
Chipotle Mexican Grill, Inc. (a)	780		1,082,242
D.R. Horton, Inc.	17,393		1,550,412
Darden Restaurants, Inc.	11,942		1,651,937
Dollar General Corp.	6,587		1,622,049
Dollar Tree, Inc. (a)	9,046		1,279,466
Domino's Pizza, Inc.	4,548		1,575,427
Etsy, Inc. (a)	6,470		774,977
Expedia Group, Inc. (a)	10,006		876,526
Ford Motor Co.	71,779		834,790
Garmin Ltd.	19,509		1,800,486
General Motors Co.	31,671		1,065,412
Genuine Parts Co.	14,057		2,439,030
Hasbro, Inc.	22,543		1,375,348
Hilton Worldwide Holdings, Inc.	10,901		1,377,450
Hyatt Hotels Corp., Class A (a)	13,850		1,252,732
Lennar Corp., Class A	16,041		1,451,710
LKQ Corp.	28,563		1,525,550
Lowe's Cos., Inc.	8,955		1,784,194
Marriott International, Inc., Class A	9,252		1,377,530
McDonald's Corp.	10,949		2,885,390
MGM Resorts International	33,960		1,138,679
NIKE, Inc., Class B	13,369		1,564,307
NVR, Inc. (a)	377		1,738,943
O'Reilly Automotive, Inc. (a)	2,466		2,081,378

See notes to financial statements.
70

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Pool Corp.	3,897	$	1,178,180
PulteGroup, Inc.	30,444		1,386,115
Ross Stores, Inc.	13,411		1,556,615
Service Corp. International	28,624		1,979,063
Starbucks Corp.	17,876		1,773,299
Target Corp.	7,333		1,092,910
Tesla, Inc. (a)	2,938		361,903
The Home Depot, Inc.	6,216		1,963,386
The TJX Cos., Inc.	25,121		1,999,632
Tractor Supply Co.	8,068		1,815,058
Ulta Beauty, Inc. (a)	3,190		1,496,333
Vail Resorts, Inc.	6,460		1,539,741
VF Corp.	35,325		975,323
Williams-Sonoma, Inc.	6,705		770,539
Yum! Brands, Inc.	20,007		2,562,497
			71,087,726
Consumer Staples (9.1%):			
Albertsons Cos., Inc., Class A	66,702		1,383,399
Altria Group, Inc.	45,948		2,100,283
Archer-Daniels-Midland Co.	19,974		1,854,586
BJ's Wholesale Club Holdings, Inc. (a)	16,426		1,086,744
Brown-Forman Corp., Class B	30,525		2,004,882
Bunge Ltd.	16,876		1,683,719
Campbell Soup Co.	45,291		2,570,264
Church & Dwight Co., Inc.	25,853		2,084,010
Colgate-Palmolive Co.	33,555		2,643,798
Conagra Brands, Inc.	60,278		2,332,759
Constellation Brands, Inc., Class A	9,602		2,225,263
Costco Wholesale Corp.	3,257		1,486,821
Darling Ingredients, Inc. (a)	15,850		992,051
General Mills, Inc.	31,543		2,644,881
Hormel Foods Corp.	51,129		2,328,926
Kellogg Co.	34,912		2,487,131
Keurig Dr Pepper, Inc.	69,755		2,487,463
Kimberly-Clark Corp.	18,696		2,537,982
Lamb Weston Holdings, Inc.	21,427		1,914,717
McCormick & Co., Inc.	25,489		2,112,783
Molson Coors Beverage Co., Class B	34,252		1,764,663
Mondelez International, Inc., Class A	42,609		2,839,890
Monster Beverage Corp. (a)	20,201		2,051,008
PepsiCo, Inc.	16,565		2,992,633
Philip Morris International, Inc.	22,387		2,265,788
Sysco Corp.	21,839		1,669,592
The Clorox Co.	10,946		1,536,052
The Coca-Cola Co.	44,736		2,845,657
The Estee Lauder Cos., Inc.	5,330		1,322,426
The Hershey Co.	11,298		2,616,278
The J.M. Smucker Co.	14,878		2,357,568
The Kraft Heinz Co.	53,906		2,194,513
The Kroger Co.	33,865		1,509,702
The Procter & Gamble Co.	17,022		2,579,854
Tyson Foods, Inc., Class A	25,512		1,588,122
Walgreens Boots Alliance, Inc.	55,461		2,072,023
Walmart, Inc.	14,523		2,059,216
			77,227,447
Energy (4.1%):			
Antero Resources Corp. (a)	22,007		681,997
APA Corp.	23,229		1,084,330
Chesapeake Energy Corp.	11,082		1,045,808
Chevron Corp.	10,377		1,862,568
ConocoPhillips	11,699		1,380,482
Coterra Energy, Inc.	37,113		911,866
Devon Energy Corp.	14,046		863,970
Diamondback Energy, Inc.	8,139		1,113,252

See notes to financial statements.
71

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
EOG Resources, Inc.	9,932	$	1,286,393
Exxon Mobil Corp.	15,748		1,737,004
Halliburton Co.	36,372		1,431,238
Hess Corp.	10,244		1,452,804
HF Sinclair Corp.	21,541		1,117,763
Kinder Morgan, Inc.	112,219		2,028,920
Marathon Oil Corp.	40,476		1,095,685
Marathon Petroleum Corp.	15,186		1,767,499
Occidental Petroleum Corp.	12,794		805,894
ONEOK, Inc.	26,942		1,770,089
Ovintiv, Inc.	16,903		857,151
Phillips 66	15,501		1,613,344
Pioneer Natural Resources Co.	5,447		1,244,040
Schlumberger Ltd.	28,633		1,530,720
Targa Resources Corp.	20,408		1,499,988
Texas Pacific Land Corp.	591		1,385,440
The Williams Cos., Inc.	58,354		1,919,847
Valero Energy Corp.	10,485		1,330,127
			34,818,219
Financials (16.6%):			
Aflac, Inc.	38,876		2,796,739
Ally Financial, Inc.	38,146		932,670
American Express Co.	9,866		1,457,702
American Financial Group, Inc.	15,547		2,134,292
American International Group, Inc.	30,161		1,907,382
Ameriprise Financial, Inc.	5,656		1,761,109
Aon PLC, Class A	6,816		2,045,754
Arch Capital Group Ltd. (a)	50,375		3,162,543
Ares Management Corp., Class A	15,222		1,041,794
Arthur J. Gallagher & Co.	11,280		2,126,731
Bank of America Corp.	50,121		1,660,008
Berkshire Hathaway, Inc., Class B (a)	9,052		2,796,163
BlackRock, Inc.	2,440		1,729,057
Blackstone, Inc.	10,951		812,455
Brown & Brown, Inc.	28,809		1,641,249
Capital One Financial Corp.	12,877		1,197,046
Cboe Global Markets, Inc.	17,937		2,250,555
Chubb Ltd.	12,589		2,777,133
Cincinnati Financial Corp.	16,875		1,727,831
Citigroup, Inc.	32,493		1,469,658
Citizens Financial Group, Inc.	40,869		1,609,013
CME Group, Inc.	10,693		1,798,135
Comerica, Inc.	18,404		1,230,307
Discover Financial Services	12,868		1,258,876
East West Bancorp, Inc.	19,063		1,256,252
Equitable Holdings, Inc.	50,839		1,459,079
Erie Indemnity Co., Class A	9,788		2,434,471
Everest Re Group Ltd.	7,807		2,586,225
F&G Annuities & Life, Inc. (a)	1,770		35,418
FactSet Research Systems, Inc.	4,599		1,845,165
Fidelity National Financial, Inc.	48,461		1,823,103
Fifth Third Bancorp	44,954		1,474,941
First Citizens BancShares, Inc., Class A	1,751		1,327,888
First Republic Bank	10,233		1,247,300
Franklin Resources, Inc.	59,596		1,572,142
Globe Life, Inc.	21,620		2,606,291
Huntington Bancshares, Inc.	119,403		1,683,582
Interactive Brokers Group, Inc.	24,448		1,768,813
Intercontinental Exchange, Inc.	18,822		1,930,949
JPMorgan Chase & Co.	16,038		2,150,696
KeyCorp	90,634		1,578,844
KKR & Co., Inc.	21,852		1,014,370
Loews Corp.	43,200		2,519,856
LPL Financial Holdings, Inc.	5,750		1,242,978

See notes to financial statements.
72

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December 31, 2022
(Unaudited)

Security Description	Shares		Value
M&T Bank Corp.	8,765	$	1,271,451
Markel Corp. (a)	1,901		2,504,549
MarketAxess Holdings, Inc.	5,932		1,654,375
Marsh & McLennan Cos., Inc.	13,396		2,216,770
MetLife, Inc.	32,104		2,323,366
Moody's Corp.	6,134		1,709,055
Morgan Stanley	19,663		1,671,748
Morningstar, Inc.	6,359		1,377,296
MSCI, Inc.	3,147		1,463,890
Nasdaq, Inc.	34,932		2,143,078
Northern Trust Corp.	17,498		1,548,398
Principal Financial Group, Inc.	22,519		1,889,794
Prudential Financial, Inc.	19,173		1,906,947
Raymond James Financial, Inc.	14,963		1,598,797
Regions Financial Corp.	67,643		1,458,383
Rocket Cos., Inc., Class A (b)	115,992		811,944
Ryan Specialty Holdings, Inc. (a)	33,212		1,378,630
S&P Global, Inc.	5,417		1,814,370
Signature Bank	5,580		642,928
State Street Corp.	20,236		1,569,707
SVB Financial Group (a)	2,308		531,163
Synchrony Financial	38,889		1,277,893
T. Rowe Price Group, Inc.	12,036		1,312,646
The Allstate Corp.	16,781		2,275,504
The Bank of New York Mellon Corp.	41,837		1,904,420
The Carlyle Group, Inc.	34,089		1,017,216
The Charles Schwab Corp.	19,716		1,641,554
The Goldman Sachs Group, Inc.	5,379		1,847,041
The Hartford Financial Services Group, Inc.	32,029		2,428,759
The PNC Financial Services Group, Inc.	11,897		1,879,012
The Progressive Corp.	16,935		2,196,639
The Travelers Cos., Inc.	14,352		2,690,856
Tradeweb Markets, Inc., Class A	24,800		1,610,264
Truist Financial Corp.	38,208		1,644,090
U.S. Bancorp	41,940		1,829,003
W.R. Berkley Corp.	35,213		2,555,407
Wells Fargo & Co.	34,496		1,424,340
			139,903,848
Health Care (14.6%):			
Abbott Laboratories	20,375		2,236,971
AbbVie, Inc.	18,530		2,994,633
Agilent Technologies, Inc.	11,929		1,785,175
Align Technology, Inc. (a)	3,862		814,496
AmerisourceBergen Corp.	15,931		2,639,926
Amgen, Inc.	11,589		3,043,735
Avantor, Inc. (a)	56,639		1,194,517
Baxter International, Inc.	34,283		1,747,404
Becton Dickinson and Co.	9,355		2,378,976
Biogen, Inc. (a)	8,082		2,238,067
BioMarin Pharmaceutical, Inc. (a)	17,128		1,772,577
Bio-Techne Corp.	15,826		1,311,659
Boston Scientific Corp. (a)	46,422		2,147,946
Bristol-Myers Squibb Co.	41,849		3,011,036
Catalent, Inc. (a)	14,782		665,338
Centene Corp. (a)	19,430		1,593,454
Charles River Laboratories International, Inc. (a)	5,823		1,268,832
Cigna Corp.	7,032		2,329,983
CVS Health Corp.	21,998		2,049,994
Danaher Corp.	6,097		1,618,266
Dexcom, Inc. (a)	12,202		1,381,754
Edwards Lifesciences Corp. (a)	16,125		1,203,086
Elevance Health, Inc.	4,004		2,053,932
Eli Lilly & Co.	6,088		2,227,234
Gilead Sciences, Inc.	40,639		3,488,858

See notes to financial statements.
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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
HCA Healthcare, Inc.	6,272	$	1,505,029
Henry Schein, Inc. (a)	28,927		2,310,399
Hologic, Inc. (a)	30,511		2,282,528
Horizon Therapeutics PLC (a)	21,813		2,482,319
Humana, Inc.	3,299		1,689,715
IDEXX Laboratories, Inc. (a)	3,734		1,523,323
Incyte Corp. (a)	27,295		2,192,334
Insulet Corp. (a)	3,764		1,108,084
Intuitive Surgical, Inc. (a)	5,907		1,567,422
IQVIA Holdings, Inc. (a)	7,314		1,498,565
Johnson & Johnson	18,807		3,322,257
Laboratory Corp. of America Holdings	8,738		2,057,624
McKesson Corp.	6,356		2,384,263
Medtronic PLC	25,138		1,953,725
Merck & Co., Inc.	32,491		3,604,876
Mettler-Toledo International, Inc. (a)	1,224		1,769,231
Moderna, Inc. (a)	5,601		1,006,052
Molina Healthcare, Inc. (a)	5,221		1,724,079
Neurocrine Biosciences, Inc. (a)	14,451		1,726,027
PerkinElmer, Inc.	10,714		1,502,317
Pfizer, Inc.	41,315		2,116,981
Quest Diagnostics, Inc.	17,093		2,674,029
R1 RCM, Inc. (a)	54,969		601,911
Regeneron Pharmaceuticals, Inc. (a)	3,288		2,372,259
Repligen Corp. (a)	4,274		723,631
ResMed, Inc.	7,406		1,541,411
Shockwave Medical, Inc. (a)	2,473		508,474
STERIS PLC	8,601		1,588,519
Stryker Corp.	8,645		2,113,616
Teleflex, Inc.	7,116		1,776,367
The Cooper Cos., Inc.	6,070		2,007,167
Thermo Fisher Scientific, Inc.	3,087		1,699,980
United Therapeutics Corp. (a)	6,700		1,863,203
UnitedHealth Group, Inc.	4,193		2,223,045
Veeva Systems, Inc., Class A (a)	5,505		888,397
Vertex Pharmaceuticals, Inc. (a)	6,392		1,845,882
Viatris, Inc.	130,931		1,457,262
Waters Corp. (a)	5,374		1,841,025
West Pharmaceutical Services, Inc.	5,047		1,187,811
Zimmer Biomet Holdings, Inc.	16,745		2,134,987
Zoetis, Inc.	11,913		1,745,850
			123,319,825
Industrials (15.9%):			
3M Co.	16,640		1,995,469
Advanced Drainage Systems, Inc.	8,162		669,039
AECOM	25,045		2,127,072
AMETEK, Inc.	19,086		2,666,696
Booz Allen Hamilton Holding Corp.	19,360		2,023,507
Builders FirstSource, Inc. (a)	18,006		1,168,229
C.H. Robinson Worldwide, Inc.	13,865		1,269,479
Carlisle Cos., Inc.	5,850		1,378,553
Carrier Global Corp.	43,562		1,796,933
Caterpillar, Inc.	8,773		2,101,660
Cintas Corp.	4,905		2,215,196
Copart, Inc. (a)	26,226		1,596,901
CoStar Group, Inc. (a)	16,571		1,280,607
CSX Corp.	60,955		1,888,386
Cummins, Inc.	8,677		2,102,350
Deere & Co.	3,869		1,658,872
Delta Air Lines, Inc. (a)	36,284		1,192,292
Dover Corp.	15,627		2,116,052
Eaton Corp. PLC	13,901		2,181,762
Emerson Electric Co.	24,784		2,380,751
Equifax, Inc.	8,083		1,571,012

See notes to financial statements.
74

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Expeditors International of Washington, Inc.	17,609	$	1,829,927
Fastenal Co.	39,026		1,846,710
FedEx Corp.	6,719		1,163,731
Fortive Corp.	28,572		1,835,751
Generac Holdings, Inc. (a)	3,785		380,998
General Dynamics Corp.	10,116		2,509,881
Graco, Inc.	32,813		2,207,002
HEICO Corp.	12,925		1,985,797
Honeywell International, Inc.	11,629		2,492,095
Howmet Aerospace, Inc.	44,711		1,762,061
Hubbell, Inc.	9,194		2,157,648
Huntington Ingalls Industries, Inc.	8,996		2,075,197
IDEX Corp.	10,362		2,365,955
Illinois Tool Works, Inc.	11,020		2,427,706
Ingersoll Rand, Inc.	32,827		1,715,211
J.B. Hunt Transport Services, Inc.	9,252		1,613,179
Jacobs Solutions, Inc.	15,360		1,844,275
Johnson Controls International PLC	32,605		2,086,720
L3Harris Technologies, Inc.	7,990		1,663,598
Leidos Holdings, Inc.	21,878		2,301,347
Lockheed Martin Corp.	5,136		2,498,613
Masco Corp.	33,595		1,567,879
Nordson Corp.	8,456		2,010,160
Norfolk Southern Corp.	7,896		1,945,732
Northrop Grumman Corp.	3,761		2,052,039
Old Dominion Freight Line, Inc.	4,736		1,343,982
Otis Worldwide Corp.	27,608		2,161,982
PACCAR, Inc.	23,648		2,340,443
Parker-Hannifin Corp.	6,582		1,915,362
Quanta Services, Inc.	9,535		1,358,737
Raytheon Technologies Corp.	23,011		2,322,270
Regal Rexnord Corp.	12,236		1,468,075
Republic Services, Inc.	16,868		2,175,803
Rockwell Automation, Inc.	6,284		1,618,570
Rollins, Inc.	56,542		2,066,045
Snap-on, Inc.	9,422		2,152,833
Southwest Airlines Co. (a)	39,303		1,323,332
Stanley Black & Decker, Inc.	14,786		1,110,724
Textron, Inc.	25,687		1,818,640
Trane Technologies PLC	11,807		1,984,639
TransDigm Group, Inc.	2,645		1,665,424
TransUnion	19,679		1,116,783
U-Haul Holding Co.	33,280		1,829,734
U-Haul Holding Co.	3,698		222,583
Union Pacific Corp.	9,938		2,057,862
United Parcel Service, Inc., Class B	8,904		1,547,871
United Rentals, Inc. (a)	4,491		1,596,191
Verisk Analytics, Inc.	11,056		1,950,500
W.W. Grainger, Inc.	3,443		1,915,169
Waste Management, Inc.	14,667		2,300,959
Watsco, Inc.	6,494		1,619,604
Westinghouse Air Brake Technologies Corp.	18,601		1,856,566
Xylem, Inc.	16,565		1,831,592
			134,392,305
Information Technology (13.1%):			
Accenture PLC, Class A	5,721		1,526,592
Adobe, Inc. (a)	3,302		1,111,222
Advanced Micro Devices, Inc. (a)	10,238		663,115
Akamai Technologies, Inc. (a)	20,821		1,755,210
Amphenol Corp., Class A	25,197		1,918,500
Analog Devices, Inc.	9,872		1,619,304
ANSYS, Inc. (a)	5,219		1,260,858
Apple, Inc.	10,351		1,344,905
Applied Materials, Inc.	11,327		1,103,023

See notes to financial statements.
75

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Arista Networks, Inc. (a)	10,361	$	1,257,307
Autodesk, Inc. (a)	5,659		1,057,497
Automatic Data Processing, Inc.	7,802		1,863,586
Bentley Systems, Inc., Class B	28,529		1,054,432
Broadcom, Inc.	2,917		1,630,982
Broadridge Financial Solutions, Inc.	11,008		1,476,503
Cadence Design Systems, Inc. (a)	7,395		1,187,933
CDW Corp.	10,002		1,786,157
Cisco Systems, Inc.	39,862		1,899,026
Cognizant Technology Solutions Corp., Class A	27,252		1,558,542
Corning, Inc.	49,191		1,571,161
Datadog, Inc., Class A (a)	6,573		483,115
Dell Technologies, Inc., Class C	33,262		1,337,798
Dynatrace, Inc. (a)	23,609		904,225
Enphase Energy, Inc. (a)	2,442		647,032
Entegris, Inc.	10,540		691,319
EPAM Systems, Inc. (a)	1,347		441,466
F5, Inc. (a)	9,339		1,340,240
Fair Isaac Corp. (a)	2,911		1,742,466
Fidelity National Information Services, Inc.	16,526		1,121,289
First Solar, Inc. (a)	7,823		1,171,807
Fiserv, Inc. (a)	17,365		1,755,081
FleetCor Technologies, Inc. (a)	7,755		1,424,438
Fortinet, Inc. (a)	19,526		954,626
Gartner, Inc. (a)	4,943		1,661,540
Gen Digital, Inc.	66,360		1,422,095
Global Payments, Inc.	11,357		1,127,977
GoDaddy, Inc., Class A (a)	17,748		1,327,905
Hewlett Packard Enterprise Co.	112,436		1,794,479
HP, Inc.	43,293		1,163,283
Intel Corp.	47,265		1,249,214
International Business Machines Corp.	17,809		2,509,110
Intuit, Inc.	2,629		1,023,259
Jack Henry & Associates, Inc.	11,444		2,009,109
Juniper Networks, Inc.	62,911		2,010,636
Keysight Technologies, Inc. (a)	9,708		1,660,748
KLA Corp.	3,090		1,165,023
Lam Research Corp.	2,353		988,966
Mastercard, Inc., Class A	5,018		1,744,909
Microchip Technology, Inc.	18,024		1,266,186
Micron Technology, Inc.	19,020		950,620
Microsoft Corp.	6,170		1,479,689
Monolithic Power Systems, Inc.	1,900		671,859
Motorola Solutions, Inc.	7,360		1,896,746
NetApp, Inc.	22,248		1,336,215
NVIDIA Corp.	5,596		817,799
NXP Semiconductors NV	7,228		1,142,241
ON Semiconductor Corp. (a)	12,600		785,862
Oracle Corp.	23,070		1,885,742
Paychex, Inc.	15,266		1,764,139
Paycom Software, Inc. (a)	2,817		874,143
Paylocity Holding Corp. (a)	3,868		751,398
PayPal Holdings, Inc. (a)	9,307		662,845
PTC, Inc. (a)	11,098		1,332,204
Qorvo, Inc. (a)	13,131		1,190,194
QUALCOMM, Inc.	8,691		955,489
Roper Technologies, Inc.	5,202		2,247,732
Salesforce, Inc. (a)	7,373		977,586
Seagate Technology Holdings PLC	19,663		1,034,470
ServiceNow, Inc. (a)	2,209		857,688
Skyworks Solutions, Inc.	12,896		1,175,212
SS&C Technologies Holdings, Inc.	33,757		1,757,389
Synopsys, Inc. (a)	3,613		1,153,595
TD SYNNEX Corp.	16,707		1,582,320

See notes to financial statements.

76

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December 31, 2022
(Unaudited)

Security Description	Shares		Value
TE Connectivity Ltd.	13,220	$	1,517,656
Teledyne Technologies, Inc. (a)	5,031		2,011,947
Teradyne, Inc.	11,746		1,026,013
Texas Instruments, Inc.	10,450		1,726,549
Trimble, Inc. (a)	22,219		1,123,393
Tyler Technologies, Inc. (a)	3,487		1,124,244
VeriSign, Inc. (a)	8,668		1,780,754
Visa, Inc., Class A	8,519		1,769,907
Western Digital Corp. (a)	27,968		882,390
Zebra Technologies Corp. (a)	4,224		1,083,076
Zoom Video Communications, Inc., Class A (a)	10,015		678,416
			110,792,718
Materials (5.5%):			
Air Products and Chemicals, Inc.	7,933		2,445,427
Albemarle Corp.	3,646		790,672
Avery Dennison Corp.	9,223		1,669,363
Ball Corp.	23,614		1,207,620
Celanese Corp.	13,884		1,419,500
CF Industries Holdings, Inc.	10,639		906,443
Corteva, Inc.	32,091		1,886,309
Dow, Inc.	37,788		1,904,137
DuPont de Nemours, Inc.	30,164		2,070,155
Eastman Chemical Co.	19,075		1,553,468
Ecolab, Inc.	10,435		1,518,919
FMC Corp.	17,084		2,132,083
Freeport-McMoRan, Inc.	35,364		1,343,832
International Flavors & Fragrances, Inc.	15,367		1,611,076
International Paper Co.	51,875		1,796,431
LyondellBasell Industries NV, Class A	19,175		1,592,100
Martin Marietta Materials, Inc.	4,957		1,675,317
Newmont Corp.	34,183		1,613,438
Nucor Corp.	8,490		1,119,067
Packaging Corp.	14,445		1,847,660
PPG Industries, Inc.	12,501		1,571,876
Reliance Steel & Aluminum Co.	8,588		1,738,555
RPM International, Inc.	20,857		2,032,515
Steel Dynamics, Inc.	14,826		1,448,500
The Mosaic Co.	18,284		802,119
The Sherwin-Williams Co.	6,667		1,582,279
Vulcan Materials Co.	10,693		1,872,451
Westlake Corp.	15,162		1,554,712
Westrock Co.	38,565		1,355,945
			46,061,969
Real Estate (0.2%):			
CBRE Group, Inc., Class A (a)	20,898		1,608,310
Utilities (7.8%):			
Alliant Energy Corp.	42,931		2,370,220
Ameren Corp.	31,457		2,797,156
American Electric Power Co., Inc.	27,150		2,577,892
American Water Works Co., Inc.	14,480		2,207,042
Atmos Energy Corp.	23,839		2,671,637
CenterPoint Energy, Inc.	81,341		2,439,417
CMS Energy Corp.	39,044		2,472,657
Consolidated Edison, Inc.	28,303		2,697,559
Constellation Energy Corp.	12,599		1,086,160
Dominion Energy, Inc.	35,868		2,199,426
DTE Energy Co.	21,791		2,561,096
Duke Energy Corp.	27,208		2,802,152
Edison International	33,783		2,149,274
Entergy Corp.	21,067		2,370,037
Essential Utilities, Inc.	45,077		2,151,525
Evergy, Inc.	40,678		2,559,867
Eversource Energy	28,896		2,422,641

See notes to financial statements.
77

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Exelon Corp.	53,312	$	2,304,678
FirstEnergy Corp.	66,130		2,773,492
NextEra Energy, Inc.	20,937		1,750,333
NiSource, Inc.	87,033		2,386,445
NRG Energy, Inc.	41,231		1,311,970
PG&E Corp. (a)	123,981		2,015,931
PPL Corp.	86,036		2,513,972
Sempra Energy	15,665		2,420,869
The Southern Co.	35,070		2,504,349
WEC Energy Group, Inc.	25,973		2,435,228
Xcel Energy, Inc.	36,714		2,574,019
			65,527,044
Total Common Stocks (Cost $790,063,311)			838,531,299
Investment Companies (0.5%)			
BlackRock Liquidity Funds T-Fund, Institutional Shares, 4.02% (c)	4,160,411		4,160,411
Total Investment Companies (Cost $4,160,411)			4,160,411
Collateral for Securities Loaned (0.2%)^			
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (c)	371,059		371,059
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (c)	371,059		371,059
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (c)	371,059		371,059
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (c)	371,059		371,059
Total Collateral for Securities Loaned (Cost $1,484,236)			1,484,236
Total Investments (Cost $795,707,958) — 100.0%			844,175,946
Liabilities in excess of other assets — 0.0%(d)			(46,669)
NET ASSETS - 100.00%		$	844,129,277

^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2022.
(d) Amount represents less than 0.05% of net assets.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date		Notional Amount		Value		Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	24	3/17/23	$	4,701,551	$	4,633,200	$	(68,351)

Total unrealized appreciation	$	–
Total unrealized depreciation		(68,351)
Total net unrealized appreciation (depreciation)	$	(68,351)

See notes to financial statements.
78

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Schedule of Portfolio Investments
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)		
Communication Services (6.1%):		
AT&T, Inc.	1,196,690	$ 22,031,063
Comcast Corp., Class A	590,914	20,664,263
Lumen Technologies, Inc.	1,494,750	7,802,595
Omnicom Group, Inc.	253,614	20,687,294
Paramount Global, Class B (a)	464,717	7,844,423
The Interpublic Group of Cos., Inc.	599,218	19,959,951
Verizon Communications, Inc.	641,913	25,291,372
		124,280,961
Consumer Discretionary (5.0%):		
Advance Auto Parts, Inc.	98,597	14,496,717
Best Buy Co., Inc.	188,758	15,140,279
Darden Restaurants, Inc.	130,120	17,999,500
Ford Motor Co.	782,060	9,095,358
Garmin Ltd.	212,567	19,617,808
Hasbro, Inc.	245,606	14,984,422
VF Corp.	384,888	10,626,758
		101,960,842
Consumer Staples (10.8%):		
Altria Group, Inc.	500,623	22,883,477
Campbell Soup Co.	493,466	28,004,196
Conagra Brands, Inc.	656,758	25,416,535
Kellogg Co.	380,374	27,097,844
Kimberly-Clark Corp.	203,710	27,653,632
Philip Morris International, Inc.	243,918	24,686,941
The Clorox Co.	119,265	16,736,457
The Kraft Heinz Co.	587,328	23,910,123
Walgreens Boots Alliance, Inc.	604,272	22,575,602
		218,964,807
Energy (7.7%):		
Chevron Corp.	113,062	20,293,498
Devon Energy Corp.	153,047	9,413,921
Exxon Mobil Corp.	171,583	18,925,605
Kinder Morgan, Inc.	1,222,670	22,105,874
ONEOK, Inc.	293,549	19,286,169
Phillips 66	168,890	17,578,071
Pioneer Natural Resources Co.	59,345	13,553,805
The Williams Cos., Inc.	635,795	20,917,655
Valero Energy Corp.	114,237	14,492,106
		156,566,704
Financials (22.1%):		
Ally Financial, Inc.	415,621	10,161,933
Ares Management Corp., Class A	165,843	11,350,295
Blackstone, Inc.	119,316	8,852,054
Citigroup, Inc.	354,023	16,012,460
Citizens Financial Group, Inc.	445,291	17,531,107
CME Group, Inc.	116,500	19,590,640
Comerica, Inc.	200,516	13,404,495
F&G Annuities & Life, Inc. (b)	19,416	388,514
Fidelity National Financial, Inc.	528,009	19,863,699
Fifth Third Bancorp	489,796	16,070,207
Franklin Resources, Inc. (a)	649,327	17,129,246
Huntington Bancshares, Inc.	1,300,955	18,343,465
JPMorgan Chase & Co.	174,746	23,433,439
KeyCorp	987,499	17,202,232
MetLife, Inc.	349,786	25,314,013
Morgan Stanley	214,237	18,214,430
Northern Trust Corp.	190,642	16,869,911
Principal Financial Group, Inc.	245,355	20,590,192
Prudential Financial, Inc.	208,898	20,776,995
Regions Financial Corp.	737,010	15,889,936
State Street Corp.	220,485	17,103,021
T. Rowe Price Group, Inc.	131,137	14,301,801

See notes to financial statements.
79

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Schedule of Portfolio Investments *— continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
The Bank of New York Mellon Corp.	455,832	$	20,749,473
The Carlyle Group, Inc.	371,411		11,082,904
The PNC Financial Services Group, Inc.	129,624		20,472,814
Truist Financial Corp.	416,299		17,913,346
U.S. Bancorp	456,954		19,927,764
			448,540,386
Health Care (11.6%):			
AbbVie, Inc.	201,895		32,628,251
Amgen, Inc.	126,266		33,162,502
Bristol-Myers Squibb Co.	455,965		32,806,682
Gilead Sciences, Inc.	442,776		38,012,319
Medtronic PLC	273,887		21,286,498
Merck & Co., Inc.	354,002		39,276,522
Pfizer, Inc.	450,152		23,065,788
Viatris, Inc.	1,426,560		15,877,613
			236,116,175
Industrials (3.4%):			
3M Co.	181,303		21,741,856
Stanley Black & Decker, Inc.	161,109		12,102,508
United Parcel Service, Inc., Class B	97,016		16,865,261
Watsco, Inc.	70,749		17,644,801
			68,354,426
Information Technology (8.0%):			
Broadcom, Inc.	31,781		17,769,711
Cisco Systems, Inc.	434,318		20,690,910
Corning, Inc.	535,953		17,118,339
Hewlett Packard Enterprise Co.	1,225,038		19,551,606
HP, Inc.	471,698		12,674,525
Intel Corp.	514,974		13,610,763
International Business Machines Corp.	194,034		27,337,450
Juniper Networks, Inc.	685,444		21,906,790
Seagate Technology Holdings PLC	214,232		11,270,746
			161,930,840
Materials (6.4%):			
Dow, Inc.	411,711		20,746,117
Eastman Chemical Co.	207,828		16,925,512
International Flavors & Fragrances, Inc.	167,431		17,553,466
International Paper Co.	565,207		19,573,118
LyondellBasell Industries NV, Class A	208,927		17,347,209
Newmont Corp.	372,449		17,579,593
Packaging Corp.	157,382		20,130,732
			129,855,747
Utilities (18.1%):			
American Electric Power Co., Inc.	295,820		28,088,109
Consolidated Edison, Inc.	308,368		29,390,554
Dominion Energy, Inc.	390,803		23,964,040
DTE Energy Co.	237,424		27,904,443
Duke Energy Corp.	296,451		30,531,488
Edison International	368,082		23,417,377
Entergy Corp.	229,536		25,822,800
Evergy, Inc.	443,202		27,890,702
Exelon Corp.	580,855		25,110,362
FirstEnergy Corp.	720,516		30,218,441
NiSource, Inc.	948,265		26,001,426
NRG Energy, Inc.	449,230		14,294,499
PPL Corp.	937,411		27,391,149
The Southern Co.	382,106		27,286,189
			367,311,579
Total Common Stocks (Cost $2,013,187,267)			2,013,882,467

See notes to financial statements.
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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Investment Companies (0.5%)			
BlackRock Liquidity Funds T-Fund, Institutional Shares, 4.02% (c)	9,562,048	$	9,562,048
Total Investment Companies (Cost $9,562,048)			9,562,048
Collateral for Securities Loaned (0.5%)^			
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (c)	2,408,828		2,408,828
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (c)	2,408,828		2,408,828
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (c)	2,408,828		2,408,828
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (c)	2,408,828		2,408,828
Total Collateral for Securities Loaned (Cost $9,635,312)			9,635,312
Total Investments (Cost $2,032,384,627) — 100.2%			2,033,079,827
Liabilities in excess of other assets — (0.2)%			(3,417,604)
NET ASSETS - 100.00%		$	2,029,662,223

^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Rate disclosed is the daily yield on December 31, 2022.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date		Notional Amount		Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	54	3/17/23	$	10,532,403	$	10,424,700	$ (107,703)

Total unrealized appreciation	$ –
Total unrealized depreciation	(107,703)
Total net unrealized appreciation (depreciation)	$ (107,703)

See notes to financial statements.
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Schedule of Portfolio Investments
December 31, 2022

(Unaudited)

Security Description	Shares		Value
Common Stocks (99.4%)			
Banks (16.6%):			
1st Source Corp.	6,424	$	341,050
Atlantic Union Bankshares Corp.	7,983		280,523
Banc of California, Inc.	13,787		219,627
BankUnited, Inc.	5,832		198,113
Banner Corp.	4,139		261,585
Berkshire Hills Bancorp, Inc.	9,177		274,392
City Holding Co.	4,135		384,927
Columbia Banking System, Inc.	7,237		218,051
Customers Bancorp, Inc. (a)	3,713		105,226
Dime Community Bancshares, Inc.	8,153		259,510
Eagle Bancorp, Inc.	5,706		251,463
Enterprise Financial Services Corp.	6,497		318,093
FB Financial Corp.	6,707		242,391
First Bancorp/Puerto Rico	12,429		158,097
First Bancorp/Southern Pines NC	6,936		297,138
First Busey Corp.	12,372		305,836
First Commonwealth Financial Corp.	21,109		294,893
First Financial Bancorp	12,131		293,934
First Foundation, Inc.	12,888		184,685
First Merchants Corp.	6,886		283,084
Fulton Financial Corp.	16,949		285,252
German American Bancorp, Inc.	7,688		286,762
Heartland Financial USA, Inc.	6,370		296,969
Hilltop Holdings, Inc.	7,217		216,582
Hope Bancorp, Inc.	17,019		218,013
Independent Bank Group, Inc.	4,113		247,109
International Bancshares Corp.	5,983		273,782
Lakeland Bancorp, Inc.	18,036		317,614
Lakeland Financial Corp.	3,932		286,918
Live Oak Bancshares, Inc.	3,837		115,877
National Bank Holdings Corp., Class A	6,410		269,669
NBT Bancorp, Inc.	8,616		374,107
Nicolet Bankshares, Inc. (a)	3,992		318,522
Northwest Bancshares, Inc.	25,265		353,205
OceanFirst Financial Corp.	15,881		337,471
OFG Bancorp	8,482		233,764
Park National Corp.	2,233		314,295
Preferred Bank	4,011		299,301
Renasant Corp.	7,953		298,953
S&T Bancorp, Inc.	10,198		348,568
Sandy Spring Bancorp, Inc.	7,151		251,930
Seacoast Banking Corp. of Florida	7,349		229,215
Silvergate Capital Corp., Class A (a)	743		12,928
Southside Bancshares, Inc.	8,693		312,861
Stock Yards Bancorp, Inc.	4,173		271,162
Texas Capital Bancshares, Inc. (a)	3,494		210,723
The Bancorp, Inc. (a)	6,264		177,772
Tompkins Financial Corp.	4,337		336,464
Towne Bank	10,575		326,133
TriCo Bancshares	5,806		296,048
Triumph Financial, Inc. (a)	2,257		110,300
Trustmark Corp.	9,835		343,340
Veritex Holdings, Inc.	7,341		206,135
Washington Federal, Inc.	9,123		306,077
WesBanco, Inc.	8,447		312,370
Westamerica Bancorp	6,478		382,267
			14,951,076
Capital Markets (3.0%):			
Artisan Partners Asset Management, Inc., Class A	5,745		170,627
AssetMark Financial Holdings, Inc. (a)	12,010		276,230
BGC Partners, Inc., Class A	47,823		180,293

See notes to financial statements.
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December 31, 2022
(Unaudited)

Security Description	Shares		Value
Bridge Investment Group Holdings, Inc., Class A	10,784	$	129,947
Donnelley Financial Solutions, Inc. (a)	3,254		125,767
GCM Grosvenor, Inc., Class A	30,369		231,108
Moelis & Co., Class A	4,758		182,564
Open Lending Corp., Class A (a)	10,998		74,237
P10, Inc., Class A	15,633		166,804
Piper Sandler Cos.	1,573		204,789
PJT Partners, Inc., Class A	3,354		247,156
StepStone Group, Inc., Class A	5,862		147,605
StoneX Group, Inc. (a)	2,490		237,297
Victory Capital Holdings, Inc., Class A (b)	6,700		179,761
Virtus Investment Partners, Inc.	883		169,042
			2,723,227
Communication Services (3.6%):			
Advantage Solutions, Inc. (a)	35,189		73,193
AMC Networks, Inc., Class A (a)	4,646		72,803
Cars.com, Inc. (a)	11,984		165,020
Cogent Communications Holdings, Inc.	4,426		252,636
EchoStar Corp., Class A (a)	10,279		171,454
Gogo, Inc. (a)	9,672		142,759
Gray Television, Inc.	9,349		104,615
iHeartMedia, Inc., Class A (a)	13,108		80,352
John Wiley & Sons, Inc., Class A	5,506		220,570
PubMatic, Inc., Class A (a)	4,546		58,234
Scholastic Corp.	4,838		190,908
Sciplay Corp., Class A (a)	13,542		217,755
Shenandoah Telecommunications Co.	7,457		118,417
Shutterstock, Inc.	2,745		144,716
Sinclair Broadcast Group, Inc., Class A	6,781		105,173
Stagwell, Inc. (a)	22,089		137,173
TechTarget, Inc. (a)	2,185		96,271
Telephone and Data Systems, Inc.	12,445		130,548
The E.W. Scripps Co. Class A, Class A (a)	11,788		155,484
Thryv Holdings, Inc. (a)	6,643		126,217
United States Cellular Corp. (a)	8,371		174,535
WideOpenWest, Inc. (a)	9,067		82,600
Yelp, Inc. (a)	4,419		120,816
ZipRecruiter, Inc. (a)	6,947		114,070
			3,256,319
Consumer Discretionary (13.9%):			
Accel Entertainment, Inc. (a)	17,932		138,076
American Eagle Outfitters, Inc.	11,085		154,747
Arhaus, Inc. (a)	10,454		101,927
Arko Corp.	18,022		156,071
Bloomin' Brands, Inc.	6,573		132,249
Boot Barn Holdings, Inc. (a)	1,804		112,786
Brinker International, Inc. (a)	4,622		147,488
Caleres, Inc.	4,343		96,762
Camping World Holdings, Inc., Class A (c)	4,639		103,542
Carter's, Inc.	2,549		190,181
Cavco Industries, Inc. (a)	663		150,004
Century Communities, Inc.	3,056		152,831
Chegg, Inc. (a)	5,066		128,018
Cracker Barrel Old Country Store, Inc.	1,644		155,753
Cricut, Inc., Class A (a)(c)	16,759		155,356
Dana, Inc.	8,283		125,322
Dave & Buster's Entertainment, Inc. (a)	2,703		95,794
Designer Brands, Inc., Class A	7,495		73,301
Dine Brands Global, Inc.	2,114		136,564
Dorman Products, Inc.	2,424		196,029
Dream Finders Homes, Inc., Class A (a)(c)	10,578		91,605
European Wax Center, Inc., Class A	5,113		63,657
Everi Holdings, Inc. (a)	7,918		113,623

See notes to financial statements.
83

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
First Watch Restaurant Group, Inc. (a)	7,846	$ 106,156
Franchise Group, Inc.	4,323	102,974
Frontdoor, Inc. (a)	7,767	161,554
Funko, Inc., Class A (a)	4,993	54,474
Gentherm, Inc. (a)	2,403	156,892
G-III Apparel Group Ltd. (a)	6,478	88,813
Golden Entertainment, Inc. (a)	3,524	131,798
GoPro, Inc., Class A (a)	24,359	121,308
Graham Holdings Co., Class B	513	309,960
Grand Canyon Education, Inc. (a)	2,857	301,871
Green Brick Partners, Inc. (a)	5,504	133,362
Group 1 Automotive, Inc.	915	165,039
Guess?, Inc.	6,989	144,602
Helen of Troy Ltd. (a)	1,579	175,127
Installed Building Products, Inc.	1,589	136,018
Jack in the Box, Inc.	2,216	151,198
KB Home	4,921	156,734
Kontoor Brands, Inc.	3,972	158,840
La-Z-Boy, Inc.	6,312	144,040
LCI Industries	1,251	115,655
Leslie's, Inc. (a)	10,016	122,295
LGI Homes, Inc. (a)	1,484	137,418
M/I Homes, Inc. (a)	3,677	169,804
Malibu Boats, Inc., Class A (a)	2,642	140,819
MarineMax, Inc. (a)	3,996	124,755
MDC Holdings, Inc.	5,157	162,961
Meritage Homes Corp. (a)	2,041	188,180
Modine Manufacturing Co. (a)	8,212	163,090
Monarch Casino & Resort, Inc. (a)	2,553	196,300
Monro, Inc.	3,774	170,585
National Vision Holdings, Inc. (a)	3,838	148,761
Nordstrom, Inc.	5,396	87,091
OneSpaWorld Holdings Ltd. (a)	16,818	156,912
Overstock.com, Inc. (a)	3,225	62,436
Oxford Industries, Inc.	1,679	156,449
Papa John's International, Inc.	2,353	193,675
Patrick Industries, Inc.	2,824	171,134
Perdoceo Education Corp. (a)	21,023	292,220
Playa Hotels & Resorts NV (a)	23,097	150,823
Qurate Retail, Inc., Class A (a)	32,354	52,737
Rent-A-Center, Inc.	4,316	97,326
Revolve Group, Inc. (a)	4,128	91,889
Sally Beauty Holdings, Inc. (a)	9,799	122,683
Six Flags Entertainment Corp. (a)	5,306	123,364
Sleep Number Corp. (a)	2,888	75,030
Solid Power, Inc. (a)	13,429	34,110
Sonic Automotive, Inc., Class A	2,851	140,469
Sonos, Inc. (a)	7,585	128,187
Standard Motor Products, Inc.	5,581	194,219
Steven Madden Ltd.	5,854	187,094
Strategic Education, Inc.	2,635	206,373
Stride, Inc. (a)	3,632	113,609
Sturm Ruger & Co., Inc.	5,139	260,136
Target Hospitality Corp. (a)	5,905	89,402
Taylor Morrison Home Corp. (a)	5,837	177,153
The Buckle, Inc.	4,438	201,263
The Cheesecake Factory, Inc.	4,423	140,253
TravelCenters of America, Inc. (a)	2,347	105,099
Tri Pointe Homes, Inc. (a)	9,294	172,775
Urban Outfitters, Inc. (a)	6,654	158,698
Victoria's Secret & Co. (a)	3,429	122,690
Vista Outdoor, Inc. (a)	5,875	143,174
Vivid Seats, Inc., Class A (a)	13,852	101,120
Winnebago Industries, Inc.	2,392	126,058

See notes to financial statements.

84

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Schedule of Portfolio Investments *— continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Wolverine World Wide, Inc.	8,001	$	87,451
XPEL, Inc. (a)	1,749		105,045
			12,541,216
Consumer Finance (1.4%):			
Bread Financial Holdings, Inc.	3,629		136,668
Encore Capital Group, Inc. (a)	3,695		177,138
Enova International, Inc. (a)	4,532		173,893
Green Dot Corp., Class A (a)	7,157		113,224
LendingClub Corp. (a)	6,994		61,547
Navient Corp.	10,658		175,324
PRA Group, Inc. (a)	9,307		314,390
PROG Holdings, Inc. (a)	5,867		99,094
Upstart Holdings, Inc. (a)(c)	1,925		25,449
			1,276,727
Consumer Staples (7.1%):			
B&G Foods, Inc. (c)	9,319		103,907
Cal-Maine Foods, Inc.	4,080		222,156
Central Garden & Pet Co., Class A (a)	6,691		239,538
e.l.f. Beauty, Inc. (a)	4,284		236,905
Edgewell Personal Care Co.	5,104		196,708
Energizer Holdings, Inc.	7,345		246,425
Fresh Del Monte Produce, Inc.	8,587		224,894
Herbalife Nutrition Ltd. (a)	5,337		79,415
Ingles Markets, Inc., Class A	2,622		252,918
Inter Parfums, Inc.	2,644		255,199
J & J Snack Foods Corp.	1,810		270,975
John B Sanfilippo & Son, Inc.	3,332		270,958
Medifast, Inc.	1,185		136,690
MGP Ingredients, Inc.	1,971		209,675
Mission Produce, Inc. (a)	13,010		151,176
Nu Skin Enterprises, Inc., Class A	4,319		182,089
PriceSmart, Inc.	3,696		224,643
SpartanNash Co.	6,701		202,638
Spectrum Brands Holdings, Inc.	3,363		204,874
The Andersons, Inc.	3,588		125,544
The Chefs' Warehouse, Inc. (a)	4,594		152,888
The Duckhorn Portfolio, Inc. (a)	11,763		194,913
The Hain Celestial Group, Inc. (a)	8,469		137,028
The Vita Coco Co., Inc. (a)	6,715		92,801
Tootsie Roll Industries, Inc.	7,661		326,129
United Natural Foods, Inc. (a)	3,920		151,743
Universal Corp.	5,399		285,121
USANA Health Sciences, Inc. (a)	3,516		187,051
Utz Brands, Inc.	10,450		165,737
Vector Group Ltd.	17,991		213,373
WD-40 Co.	964		155,407
Weis Markets, Inc.	3,123		256,992
			6,356,510
Diversified Financial Services (0.3%):			
Compass Diversified Holdings	8,569		156,213
Jackson Financial, Inc., Class A	4,209		146,431
			302,644
Energy (3.0%):			
Arch Resources, Inc.	726		103,666
Archrock, Inc.	24,278		218,016
Bristow Group, Inc. (a)	5,325		144,467
Callon Petroleum Co. (a)	2,358		87,458
CONSOL Energy, Inc.	1,407		91,455
Delek U.S. Holdings, Inc.	3,912		105,624
Earthstone Energy, Inc., Class A (a)	6,336		90,161
Laredo Petroleum, Inc. (a)	1,090		56,048
NexTier Oilfield Solutions, Inc. (a)	10,042		92,788

See notes to financial statements.
85

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Noble Corp. PLC (a)	4,555	$	171,769
Northern Oil and Gas, Inc.	3,545		109,257
Par Pacific Holdings, Inc. (a)	6,751		156,961
Permian Resources Corp.	13,319		125,199
Ranger Oil Corp.	2,444		98,811
RPC, Inc.	12,632		112,298
Select Energy Services, Inc., Class A	16,300		150,612
SilverBow Resources, Inc. (a)	2,474		69,965
Sitio Royalties Corp., Class A (c)	12,039		347,312
Talos Energy, Inc. (a)	4,861		91,776
W&T Offshore, Inc. (a)	12,790		71,368
World Fuel Services Corp.	6,054		165,456
			2,660,467
Health Care (7.8%):			
AdaptHealth Corp. (a)	6,196		119,087
Addus HomeCare Corp. (a)	2,018		200,771
Agiliti, Inc. (a)	9,329		152,156
Alector, Inc. (a)	10,293		95,004
Amphastar Pharmaceuticals, Inc. (a)	4,295		120,346
Apollo Medical Holdings, Inc. (a)	2,355		69,684
Arcus Biosciences, Inc. (a)	3,916		80,983
AtriCure, Inc. (a)	3,049		135,315
Atrion Corp.	346		193,570
Avid Bioservices, Inc. (a)	6,552		90,221
Catalyst Pharmaceuticals, Inc. (a)	8,918		165,875
Corcept Therapeutics, Inc. (a)	5,688		115,523
CorVel Corp. (a)	1,328		192,998
Cross Country Healthcare, Inc. (a)	4,268		113,401
DocGo, Inc. (a)	10,101		71,414
Dynavax Technologies Corp. (a)	8,937		95,090
Embecta Corp.	3,297		83,381
Emergent BioSolutions, Inc. (a)	4,879		57,621
Enhabit, Inc. (a)	5,336		70,222
Enovis Corp. (a)	3,940		210,869
Figs, Inc., Class A (a)	7,443		50,091
Fulgent Genetics, Inc. (a)	2,880		85,766
Harmony Biosciences Holdings, Inc. (a)	2,996		165,080
Innoviva, Inc. (a)	14,612		193,609
Integer Holdings Corp. (a)	3,514		240,568
Ironwood Pharmaceuticals, Inc. (a)	21,531		266,769
iTeos Therapeutics, Inc. (a)	4,540		88,666
LeMaitre Vascular, Inc.	3,919		180,352
Multiplan Corp. (a)	29,099		33,464
National HealthCare Corp.	4,489		267,096
National Research Corp.	6,013		224,285
Neogen Corp. (a)	9,715		147,959
Owens & Minor, Inc. (a)	5,244		102,415
Pacira BioSciences, Inc. (a)	3,703		142,973
Patterson Cos., Inc.	8,445		236,713
Pediatrix Medical Group, Inc. (a)	9,962		148,035
Prestige Consumer Healthcare, Inc. (a)	5,093		318,822
Prothena Corp. PLC (a)	3,891		234,433
RadNet, Inc. (a)	7,689		144,784
REGENXBIO, Inc. (a)	3,898		88,407
Senseonics Holdings, Inc. (a)(c)	39,457		40,641
SIGA Technologies, Inc.	3,948		29,057
Simulations Plus, Inc.	2,548		93,180
Supernus Pharmaceuticals, Inc. (a)	5,969		212,914
Syndax Pharmaceuticals, Inc. (a)	5,402		137,481
U.S. Physical Therapy, Inc.	1,937		156,955
Varex Imaging Corp. (a)	10,072		204,462
Veradigm, Inc. (a)	10,432		184,021
Xencor, Inc. (a)	5,580		145,303
			6,997,832

See notes to financial statements.
86

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Industrials (19.7%):			
3D Systems Corp. (a)	11,382	$	84,227
AAR Corp. (a)	4,869		218,618
AerSale Corp. (a)	8,330		135,113
Air Transport Services Group, Inc. (a)	6,715		174,456
Alamo Group, Inc.	2,007		284,191
Albany International Corp.	2,760		272,108
Allegiant Travel Co. (a)	1,558		105,928
Altra Industrial Motion Corp.	4,328		258,598
Apogee Enterprises, Inc.	4,791		213,008
ArcBest Corp.	1,594		111,644
Arcosa, Inc.	3,283		178,398
Astec Industries, Inc.	4,424		179,880
AZZ, Inc.	6,078		244,336
Barnes Group, Inc.	7,430		303,516
Boise Cascade Co.	1,970		135,280
Brady Corp., Class A	5,937		279,633
BrightView Holdings, Inc. (a)	17,212		118,591
CBIZ, Inc. (a)	6,044		283,161
Columbus McKinnon Corp.	5,991		194,528
Construction Partners, Inc., Class A (a)	4,778		127,525
CoreCivic, Inc. (a)	15,823		182,914
CSW Industrials, Inc.	2,109		244,496
Deluxe Corp.	10,333		175,454
Encore Wire Corp.	998		137,285
Energy Recovery, Inc. (a)	9,205		188,610
Enerpac Tool Group Corp.	10,722		272,875
EnerSys	3,309		244,337
EnPro Industries, Inc.	2,290		248,900
Esab Corp.	3,759		176,372
ESCO Technologies, Inc.	2,822		247,038
Federal Signal Corp.	6,348		294,992
First Advantage Corp. (a)	13,193		171,509
Forrester Research, Inc. (a)	5,743		205,370
Forward Air Corp.	1,959		205,480
Gibraltar Industries, Inc. (a)	3,951		181,272
Global Industrial Co.	5,462		128,521
GMS, Inc. (a)	3,317		165,187
GrafTech International Ltd.	25,834		122,970
Granite Construction, Inc.	7,949		278,771
Griffon Corp.	4,162		148,958
H&E Equipment Services, Inc.	4,632		210,293
Hayward Holdings, Inc. (a)	12,852		120,809
Healthcare Services Group, Inc.	11,319		135,828
Heartland Express, Inc.	19,322		296,400
Helios Technologies, Inc.	3,092		168,328
Heritage-Crystal Clean, Inc. (a)	6,931		225,119
Hillenbrand, Inc.	5,429		231,655
HireRight Holdings Corp. (a)	6,900		81,834
HNI Corp.	6,685		190,055
Hub Group, Inc., Class A (a)	2,429		193,081
Huron Consulting Group, Inc. (a)	3,469		251,849
ICF International, Inc.	2,707		268,128
Janus International Group, Inc. (a)	13,458		128,120
JELD-WEN Holding, Inc. (a)	11,877		114,613
Kadant, Inc.	1,221		216,886
Kaman Corp.	6,134		136,788
Kennametal, Inc.	8,290		199,457
Kforce, Inc.	3,598		197,278
Lindsay Corp.	1,278		208,122
Marten Transport Ltd.	9,587		189,631
Matson, Inc.	1,979		123,707
Maxar Technologies, Inc.	5,025		259,994
McGrath RentCorp	3,293		325,151

See notes to financial statements.
87

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Schedule of Portfolio Investments — *continued*
December 31, 2022

(Unaudited)

Security Description	Shares		Value
Mercury Systems, Inc. (a)	3,321	$	148,582
Moog, Inc., Class A	3,379		296,541
Mueller Water Products, Inc., Class A	21,324		229,446
MYR Group, Inc. (a)	2,401		221,060
NOW, Inc. (a)	13,132		166,776
NV5 Global, Inc. (a)	1,473		194,907
PGT Innovations, Inc. (a)	8,772		157,545
Primoris Services Corp.	9,222		202,331
Proto Labs, Inc. (a)	4,127		105,362
Rush Enterprises, Inc., Class A	4,902		256,277
SkyWest, Inc. (a)	6,077		100,331
SPX Technologies, Inc. (a)	4,011		263,322
Standex International Corp.	2,947		301,802
Steelcase, Inc., Class A	20,104		142,135
Sun Country Airlines Holdings, Inc. (a)	6,541		103,740
Tennant Co.	4,219		259,764
Terex Corp.	4,935		210,823
The AZEK Co., Inc. (a)	5,954		120,985
The Brink's Co.	4,443		238,634
The Greenbrier Cos., Inc.	6,304		211,373
The Shyft Group, Inc.	5,905		146,798
Titan International, Inc. (a)	6,674		102,246
Trinity Industries, Inc.	8,581		253,740
Universal Logistics Holdings, Inc.	4,366		145,999
V2X, Inc. (a)	3,586		148,066
Veritiv Corp.	1,134		138,019
Wabash National Corp.	9,526		215,288
Werner Enterprises, Inc.	6,245		251,424
			17,730,492
Information Technology (9.3%):			
A10 Networks, Inc.	10,515		174,864
ACI Worldwide, Inc. (a)	8,884		204,332
ACM Research, Inc., Class A (a)	5,221		40,254
Agilysys, Inc. (a)	3,020		239,003
Alpha & Omega Semiconductor Ltd. (a)	2,267		64,768
Avid Technology, Inc. (a)	4,284		113,912
Axcelis Technologies, Inc. (a)	1,475		117,056
Badger Meter, Inc.	2,343		255,457
Belden, Inc.	2,805		201,679
Benchmark Electronics, Inc.	8,708		232,416
Clearfield, Inc. (a)	842		79,266
Cohu, Inc. (a)	4,824		154,609
CommVault Systems, Inc. (a)	3,710		233,136
Conduent, Inc. (a)	34,515		139,786
Consensus Cloud Solutions, Inc. (a)	2,849		153,162
CSG Systems International, Inc.	4,275		244,530
Digi International, Inc. (a)	5,174		189,110
Digital Turbine, Inc. (a)	4,309		65,669
Ebix, Inc.	2,797		55,828
ePlus, Inc. (a)	4,141		183,363
EVERTEC, Inc.	7,185		232,650
Extreme Networks, Inc. (a)	8,868		162,373
FormFactor, Inc. (a)	4,437		98,634
Harmonic, Inc. (a)	14,902		195,216
Ichor Holdings Ltd. (a)	3,485		93,468
InterDigital, Inc.	4,595		227,361
International Money Express, Inc. (a)	8,645		210,679
MaxLinear, Inc. (a)	3,007		102,088
Methode Electronics, Inc.	5,652		250,779
N-able, Inc. (a)	14,522		149,286
Napco Security Technologies, Inc. (a)	5,820		159,934
NetScout Systems, Inc. (a)	7,556		245,646
OSI Systems, Inc. (a)	3,503		278,559
Paya Holdings, Inc. (a)	18,224		143,423

See notes to financial statements.
88

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Paymentus Holdings, Inc., Class A (a)(c)	7,485	$ 59,955
Payoneer Global, Inc. (a)	13,539	74,058
PC Connection, Inc.	4,637	217,475
Perficient, Inc. (a)	1,807	126,183
Photronics, Inc. (a)	6,373	107,258
Plexus Corp. (a)	2,424	249,502
Progress Software Corp.	4,681	236,156
Sanmina Corp. (a)	4,446	254,711
Semtech Corp. (a)	3,442	98,751
SiTime Corp. (a)	722	73,370
SMART Global Holdings, Inc. (a)	7,177	106,794
TaskUS, Inc., Class A (a)	5,292	89,435
TTEC Holdings, Inc.	3,043	134,288
TTM Technologies, Inc. (a)	9,592	144,647
Ultra Clean Holdings, Inc. (a)	4,039	133,893
Veeco Instruments, Inc. (a)	6,953	129,187
Verra Mobility Corp. (a)	12,132	167,786
Vishay Intertechnology, Inc.	10,979	236,817
		8,332,562
Insurance (2.2%):		
CNO Financial Group, Inc.	11,794	269,493
Employers Holdings, Inc.	8,058	347,542
Genworth Financial, Inc. (a)	48,442	256,258
Goosehead Insurance, Inc., Class A (a)	1,760	60,438
Horace Mann Educators Corp.	7,256	271,157
Palomar Holdings, Inc. (a)	1,878	84,810
ProAssurance Corp.	11,072	193,428
Safety Insurance Group, Inc.	3,842	323,727
Stewart Information Services Corp.	4,405	188,226
		1,995,079
Materials (5.0%):		
AdvanSix, Inc.	3,819	145,198
Alpha Metallurgical Resources, Inc.	609	89,151
Arconic Corp. (a)	5,903	124,907
Chase Corp.	3,025	260,936
Ecovyst, Inc. (a)	17,752	157,283
Hawkins, Inc.	5,430	209,598
Hecla Mining Co.	30,030	166,967
Ingevity Corp. (a)	2,838	199,909
Innospec, Inc.	2,799	287,905
Materion Corp.	2,329	203,811
Mativ Holdings, Inc.	7,777	162,539
Minerals Technologies, Inc.	4,033	244,884
NewMarket Corp.	899	279,688
O-I Glass, Inc. (a)	11,419	189,213
Origin Materials, Inc. (a)(c)	18,959	87,401
Orion Engineered Carbons SA	9,635	171,599
Pactiv Evergreen, Inc.	15,269	173,456
Ryerson Holding Corp.	3,672	111,115
Schnitzer Steel Industries, Inc.	4,124	126,401
Stepan Co.	2,685	285,845
Sylvamo Corp.	3,010	146,256
TriMas Corp.	9,393	260,562
Trinseo PLC	4,895	111,165
Warrior Met Coal, Inc.	4,151	143,791
Worthington Industries, Inc.	3,369	167,473
		4,507,053
Real Estate (1.3%):		
Anywhere Real Estate, Inc. (a)	14,301	91,383
eXp World Holdings, Inc.	7,109	78,768
Kennedy-Wilson Holdings, Inc.	15,144	238,215
Marcus & Millichap, Inc.	5,243	180,621
Newmark Group, Inc., Class A	15,125	120,546

See notes to financial statements.
89

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
The RMR Group, Inc., Class A	10,538	$	297,699
The St. Joe Co.	4,783		184,863
			1,192,095
Thrifts & Mortgage Finance (2.3%):			
Axos Financial, Inc. (a)	4,417		168,818
Capitol Federal Financial, Inc.	42,155		364,641
Columbia Financial, Inc. (a)	14,124		305,361
Federal Agricultural Mortgage Corp., Class C	2,244		252,921
Merchants Bancorp	9,091		221,093
NMI Holdings, Inc., Class A (a)	8,916		186,344
PennyMac Financial Services, Inc.	3,847		217,971
Provident Financial Services, Inc.	15,288		326,552
			2,043,701
Utilities (2.9%):			
Altus Power, Inc. (a)	9,195		59,951
Avista Corp.	8,258		366,160
Chesapeake Utilities Corp.	2,373		280,441
MGE Energy, Inc.	4,566		321,447
Middlesex Water Co.	2,775		218,309
Montauk Renewables, Inc. (a)	6,413		70,735
Northwest Natural Holding Co.	6,017		286,349
NorthWestern Corp.	6,139		364,288
SJW Group	4,962		402,865
Unitil Corp.	4,338		222,800
			2,593,345
Total Common Stocks (Cost $89,168,944)			89,460,345
Investment Companies (0.4%)			
BlackRock Liquidity Funds T-Fund, Institutional Shares, 4.02% (d)	402,773		402,773
Total Investment Companies (Cost $402,773)			402,773
Collateral for Securities Loaned (0.2%)^			
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (d)	41,811		41,811
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (d)	41,811		41,811
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (d)	41,811		41,811
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (d)	41,811		41,811
Total Collateral for Securities Loaned (Cost $167,244)			167,244
Total Investments (Cost $89,738,961) — 100.0%			90,030,362
Liabilities in excess of other assets — 0.0%(e)			(19,718)
NET ASSETS - 100.00%		$	90,010,644

^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Affiliated security (See Note 9 in the Notes to Financial Statements)
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on December 31, 2022.
(e) Amount represents less than 0.05% of net assets.

PLC—Public Limited Company

See notes to financial statements.
90

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF 91 (Unaudited) Schedule of Portfolio Investments — continued December 31, 2022 See notes to financial statements. Futures Contracts Purchased Number of Contracts Expiration Date Notional Amount Value Unrealized Appreciation (Depreciation) E-Mini Russell 2000 Index Futures ...... 6 3/17/23 $ 534,918 $ 531,270 $ (3,648) Total unrealized appreciation $ – Total unrealized depreciation (3,648) Total net unrealized appreciation (depreciation) $ (3,648)

Victory Portfolios II
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Schedule of Portfolio Investments
December 31, 2022

(Unaudited)

Security Description	Shares		Value
Common Stocks (52.8%)			
Australia (3.1%):			
Communication Services (0.2%):			
REA Group Ltd.	379	$	28,585
Telstra Corp. Ltd.	29,631		80,477
			109,062
Consumer Discretionary (0.2%):			
Aristocrat Leisure Ltd.	1,762		36,605
Wesfarmers Ltd.	1,705		53,283
			89,888
Consumer Staples (0.4%):			
Coles Group Ltd.	5,694		64,805
Endeavour Group Ltd.	9,723		42,490
Woolworths Group Ltd.	2,486		56,791
			164,086
Energy (0.2%):			
Santos Ltd.	7,762		37,725
Woodside Energy Group Ltd.	1,572		37,923
			75,648
Financials (1.0%):			
ANZ Group Holdings Ltd. (a)	4,177		67,272
ASX Ltd.	1,208		55,932
Commonwealth Bank of Australia	972		67,884
Macquarie Group Ltd.	388		44,096
National Australia Bank Ltd.	3,066		62,736
QBE Insurance Group Ltd.	5,786		52,894
Suncorp Group Ltd.	6,940		56,877
Westpac Banking Corp.	4,278		67,996
			475,687
Health Care (0.4%):			
Cochlear Ltd.	315		43,767
CSL Ltd.	257		50,341
Ramsay Health Care Ltd.	782		34,440
Sonic Healthcare Ltd.	2,328		47,493
			176,041
Industrials (0.1%):			
Brambles Ltd.	5,665		46,544
Information Technology (0.1%):			
Computershare Ltd.	2,711		48,348
WiseTech Global Ltd.	656		22,662
			71,010
Materials (0.5%):			
BHP Group Ltd.	1,521		47,243
Fortescue Metals Group Ltd.	2,559		35,727
Newcrest Mining Ltd.	3,331		46,799
Rio Tinto Ltd.	660		52,298
South32 Ltd.	12,376		33,697
			215,764
			1,423,730
Austria (0.2%):			
Energy (0.1%):			
OMV AG	784		40,362
Financials (0.1%):			
Erste Group Bank AG	1,205		38,562

See notes to financial statements.
92

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Utilities (0.0%):(b)		
Verbund AG	291	$ 24,496
		103,420
Belgium (0.5%):		
Consumer Staples (0.2%):		
Anheuser-Busch InBev SA	954	57,455
Financials (0.1%):		
KBC Group NV	749	48,163
Health Care (0.1%):		
UCB SA	671	52,829
Utilities (0.1%):		
Elia Group SA	337	47,900
		206,347
Canada (6.7%):		
Communication Services (0.5%):		
BCE, Inc.	1,945	85,469
Rogers Communications, Inc., Class B	1,565	73,256
TELUS Corp. (c)	3,781	72,978
		231,703
Consumer Discretionary (0.3%):		
Dollarama, Inc.	939	54,926
Magna International, Inc.	589	33,092
Restaurant Brands International, Inc.	995	64,361
		152,379
Consumer Staples (0.7%):		
Alimentation Couche-Tard, Inc.	1,099	48,302
George Weston Ltd.	593	73,584
Loblaw Cos. Ltd.	687	60,753
Metro, Inc.	1,474	81,626
Saputo, Inc.	2,077	51,427
		315,692
Energy (0.9%):		
ARC Resources Ltd.	1,948	26,260
Cameco Corp.	794	18,000
Canadian Natural Resources Ltd.	669	37,156
Cenovus Energy, Inc.	1,526	29,611
Enbridge, Inc. (c)	1,966	76,851
Imperial Oil Ltd.	786	38,290
Pembina Pipeline Corp.	1,801	61,142
Suncor Energy, Inc.	1,079	34,232
TC Energy Corp.	1,384	55,184
Tourmaline Oil Corp.	556	28,059
		404,785
Financials (1.9%):		
Bank of Montreal	762	69,040
Brookfield Asset Management Ltd., Class A (a)	241	6,902
Brookfield Corp.	967	30,414
Canadian Imperial Bank of Commerce	1,445	58,460
Fairfax Financial Holdings Ltd.	107	63,393
Great-West Lifeco, Inc.	3,331	77,013
Intact Financial Corp.	554	79,761
Manulife Financial Corp.	3,186	56,834
National Bank of Canada	1,033	69,612
Power Corp. (c)	2,926	68,838
Royal Bank of Canada	863	81,149
Sun Life Financial, Inc.	1,683	78,133

See notes to financial statements.
93

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
The Bank of Nova Scotia	1,353	$ 66,301
The Toronto-Dominion Bank	1,134	73,436
		879,286
Industrials (0.7%):		
Canadian National Railway Co.	507	60,235
Canadian Pacific Railway Ltd.	718	53,540
TFI International, Inc.	325	32,555
Thomson Reuters Corp.	670	76,443
Waste Connections, Inc.	491	65,094
WSP Global, Inc.	411	47,691
		335,558
Information Technology (0.3%):		
CGI, Inc. (a)	807	69,571
Constellation Software, Inc.	31	48,406
		117,977
Materials (0.7%):		
Aginco Eagle Mines Ltd. (d)	816	42,409
Barrick Gold Corp.	2,705	46,375
CCL Industries, Inc.	1,138	48,620
First Quantum Minerals Ltd.	1,245	26,017
Franco-Nevada Corp.	409	55,761
Nutrien Ltd.	367	26,797
Teck Resources Ltd., Class B	810	30,616
Wheaton Precious Metals Corp.	1,399	54,666
		331,261
Utilities (0.7%):		
Algonquin Power & Utilities Corp. (c)	6,438	41,943
Emera, Inc.	2,129	81,383
Fortis, Inc. (c)	2,256	90,287
Hydro One Ltd. (d)	3,750	100,467
		314,080
		3,082,721
Denmark (0.9%):		
Financials (0.3%):		
Danske Bank A/S	3,071	60,707
Tryg A/S	2,628	62,564
		123,271
Health Care (0.3%):		
Coloplast A/S, Class B	352	41,152
Genmab A/S (a)	110	46,578
Novo Nordisk A/S, Class B	357	48,212
		135,942
Industrials (0.1%):		
AP Moller - Maersk A/S, Class B	12	26,987
DSV A/S	266	41,993
		68,980
Materials (0.1%):		
Novozymes A/S, B Shares	729	36,935
Utilities (0.1%):		
Orsted A/S (d)	295	26,813
		391,941
Finland (0.9%):		
Communication Services (0.2%):		
Elisa Oyj	1,474	78,029

See notes to financial statements.
94

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Energy (0.1%):		
Neste Oyj	563	$ 25,923
Financials (0.2%):		
Nordea Bank Abp	5,115	54,774
Sampo Oyj, A Shares	1,110	58,000
		112,774
Industrials (0.1%):		
Kone Oyj, Class B	1,138	58,829
Information Technology (0.1%):		
Nokia Oyj	9,095	42,121
Materials (0.2%):		
Stora Enso Oyj, Class R	2,412	33,947
UPM-Kymmene Oyj	1,281	47,891
		81,838
		399,514
France (4.4%):		
Communication Services (0.6%):		
Bollore SE	9,555	53,383
Orange SA	9,074	90,136
Publicis Groupe SA	816	51,895
Vivendi SE	7,082	67,567
		262,981
Consumer Discretionary (0.5%):		
Cie Generale des Etablissements Michelin SCA	1,728	48,058
Hermes International	29	44,851
Kering SA	81	41,223
LVMH Moet Hennessy Louis Vuitton SE	61	44,389
Sodexo SA	554	53,057
		231,578
Consumer Staples (0.5%):		
Carrefour SA	3,082	51,591
Danone SA	1,048	55,220
L'Oreal SA	131	46,774
Pernod Ricard SA	282	55,460
Remy Cointreau SA	234	39,471
		248,516
Energy (0.1%):		
TotalEnergies SE (c)	811	50,909
Financials (0.5%):		
Amundi SA (d)	807	45,778
AXA SA	1,981	55,243
BNP Paribas SA	777	44,284
Credit Agricole SA	4,125	43,404
Societe Generale SA	1,320	33,172
		221,881
Health Care (0.4%):		
BioMerieux	413	43,284
EssilorLuxottica SA	290	52,517
Sanofi	653	62,790
Sartorius Stedim Biotech	84	27,196
		185,787
Industrials (1.2%):		
Aeroports de Paris (a)	316	42,344
Airbus SE	356	42,302

See notes to financial statements.
95

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Schedule of Portfolio Investments — *continued*
December 31, 2022

(Unaudited)

Security Description	Shares		Value
Bouygues SA	2,392	$	71,787
Bureau Veritas SA	2,233		58,817
Cie de Saint-Gobain	895		43,729
Eiffage SA	577		56,766
Legrand SA	719		57,577
Schneider Electric SE	339		47,429
Teleperformance	156		37,184
Thales SA	372		47,499
Vinci SA	551		55,016
			560,450
Information Technology (0.3%):			
Capgemini SE	236		39,392
Dassault Systemes SE	1,063		38,108
Edenred	994		54,130
			131,630
Materials (0.1%):			
Air Liquide SA	460		65,185
Utilities (0.2%):			
Engie SA	3,440		49,292
Veolia Environnement SA	1,563		40,149
			89,441
			2,048,358
Germany (3.3%):			
Communication Services (0.1%):			
Deutsche Telekom AG	3,173		63,296
Consumer Discretionary (0.4%):			
adidas AG	236		32,195
Bayerische Motoren Werke AG	525		46,852
Continental AG	520		31,156
Mercedes-Benz Group AG	627		41,204
Puma SE	538		32,649
			184,056
Consumer Staples (0.1%):			
Beiersdorf AG	532		61,039
Financials (0.8%):			
Allianz SE, Registered Shares	305		65,582
Deutsche Bank AG, Registered Shares	3,435		38,926
Deutsche Boerse AG	350		60,461
Hannover Rueck SE	282		55,988
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	192		62,471
Talanx AG	1,441		68,355
			351,783
Health Care (0.5%):			
Bayer AG, Registered Shares	817		42,257
Carl Zeiss Meditec AG	261		32,935
Fresenius Medical Care AG & Co. KGaA	1,211		39,623
Fresenius SE & Co. KGaA	1,847		51,892
Merck KGaA	240		46,468
			213,175
Industrials (0.5%):			
Brenntag SE	676		43,209
Daimler Truck Holding AG (a)	1,327		41,110
Deutsche Post AG, Registered Shares	1,080		40,665
MTU Aero Engines AG	205		44,365

See notes to financial statements.
96

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Siemens AG, Registered Shares	358	$ 49,674
		219,023
Information Technology (0.2%):		
Infineon Technologies AG	1,326	40,348
SAP SE	612	63,138
		103,486
Materials (0.4%):		
BASF SE	878	43,594
Evonik Industries AG	2,303	44,208
HeidelbergCement AG	888	50,638
Symrise AG	450	48,958
		187,398
Real Estate (0.1%):		
Vonovia SE	1,435	33,820
Utilities (0.2%):		
E.ON SE	5,433	54,276
RWE AG	1,032	45,938
		100,214
		1,517,290
Hong Kong (2.2%):		
Consumer Staples (0.1%):		
WH Group Ltd. (d)	65,576	38,144
Financials (0.3%):		
AIA Group Ltd.	4,586	51,001
Hang Seng Bank Ltd.	3,620	60,202
Hong Kong Exchanges & Clearing Ltd.	959	41,432
		152,635
Health Care (0.1%):		
Sino Biopharmaceutical Ltd.	59,320	34,733
Industrials (0.5%):		
CK Hutchison Holdings Ltd.	10,381	62,312
Jardine Matheson Holdings Ltd.	900	45,810
MTR Corp. Ltd.	21,524	114,032
Techtronic Industries Co. Ltd.	2,306	25,734
		247,888
Real Estate (0.9%):		
CK Asset Holdings Ltd.	9,619	59,218
Henderson Land Development Co. Ltd.	17,801	62,150
Hongkong Land Holdings Ltd.	10,500	48,300
Sino Land Co. Ltd.	44,052	55,086
Sun Hung Kai Properties Ltd.	6,551	89,641
Swire Pacific Ltd., Class A	6,444	56,720
The Wharf Holdings Ltd.	9,632	28,322
		399,437
Utilities (0.3%):		
China Common Rich Renewable Energy Investments Ltd. (a)(e)(f)	26,000	666
Hong Kong & China Gas Co. Ltd.	57,168	54,348
Power Assets Holdings Ltd.	15,274	83,660
		138,674
		1,011,511
Ireland (0.5%):		
Consumer Staples (0.1%):		
Kerry Group PLC	519	46,794

See notes to financial statements.
97

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Industrials (0.2%):			
Experian PLC	1,477	$	50,219
Kingspan Group PLC	499		27,014
Ryanair Holdings PLC (a)	2,483		32,448
			109,681
Materials (0.2%):			
CRH PLC	1,162		46,029
Smurfit Kappa Group PLC	1,038		38,529
			84,558
			241,033
Israel (0.5%):			
Financials (0.2%):			
Bank Hapoalim BM	4,371		39,500
Bank Leumi Le-Israel BM	4,304		35,939
Mizrahi Tefahot Bank Ltd.	1,159		37,609
			113,048
Industrials (0.1%):			
Elbit Systems Ltd.	158		25,765
Information Technology (0.1%):			
Nice Ltd. (a)	184		35,646
Materials (0.0%):(b)			
ICL Group Ltd.	3,235		23,455
Real Estate (0.1%):			
Azrieli Group Ltd.	546		36,337
			234,251
Italy (1.2%):			
Communication Services (0.1%):			
Infrastrutture Wireless Italiane SpA (d)	6,089		61,352
Consumer Discretionary (0.1%):			
Moncler SpA	728		38,569
Energy (0.1%):			
Eni SpA	3,675		52,258
Financials (0.4%):			
Assicurazioni Generali SpA	3,503		62,294
Intesa Sanpaolo SpA	19,434		43,223
Poste Italiane SpA (d)	5,144		50,244
UniCredit SpA	2,642		37,529
			193,290
Information Technology (0.1%):			
Nexi SpA (a)(d)	3,967		31,275
Utilities (0.4%):			
Enel SpA	10,127		54,520
Snam SpA	14,205		68,826
Terna - Rete Elettrica Nazionale	7,640		56,422
			179,768
			556,512
Japan (10.4%):			
Communication Services (0.8%):			
KDDI Corp.	2,308		70,039
Nexon Co. Ltd.	1,900		42,888
Nintendo Co. Ltd.	1,200		50,590
Nippon Telegraph & Telephone Corp.	2,928		83,944
Softbank Corp.	7,900		89,584

See notes to financial statements.
98

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Schedule of Portfolio Investments — *continued*
December 31, 2022

(Unaudited)

Security Description	Shares	Value
Z Holdings Corp.	11,330	$ 28,666
		365,711
Consumer Discretionary (1.3%):		
Bandai Namco Holdings, Inc.	600	38,015
Bridgestone Corp.	1,200	42,899
Denso Corp.	600	29,886
Fast Retailing Co. Ltd.	100	61,370
Honda Motor Co. Ltd.	1,900	43,902
Nissan Motor Co. Ltd.	8,900	28,358
Oriental Land Co. Ltd.	200	29,203
Pan Pacific International Holdings Corp.	1,900	35,518
Panasonic Corp.	6,300	53,316
Sekisui House Ltd.	4,072	72,413
Shimano, Inc.	140	22,320
Sony Group Corp.	400	30,590
Subaru Corp.	2,300	35,538
Suzuki Motor Corp.	1,100	35,803
Toyota Motor Corp.	2,920	40,333
		599,464
Consumer Staples (1.2%):		
Aeon Co. Ltd.	2,600	55,142
Ajinomoto Co., Inc.	1,800	55,295
Asahi Group Holdings Ltd.	1,360	42,690
Japan Tobacco, Inc.	4,444	90,120
Kao Corp.	1,418	56,787
Kikkoman Corp.	600	31,733
Kirin Holdings Co. Ltd.	3,900	59,769
Seven & i Holdings Co. Ltd.	1,400	60,387
Shiseido Co. Ltd.	1,000	49,314
Unicharm Corp.	1,494	57,702
		558,939
Energy (0.2%):		
ENEOS Holdings, Inc.	14,500	49,505
Inpex Corp.	2,500	26,596
		76,101
Financials (1.6%):		
Dai-ichi Life Holdings, Inc.	2,488	56,768
Japan Post Holdings Co. Ltd.	10,100	85,398
Mitsubishi UFJ Financial Group, Inc.	10,500	71,136
Mizuho Financial Group, Inc.	6,200	87,694
MS&AD Insurance Group Holdings, Inc.	1,700	54,723
Nomura Holdings, Inc.	16,400	61,066
ORIX Corp.	2,768	44,688
Sompo Holdings, Inc.	1,200	53,590
Sumitomo Mitsui Financial Group, Inc.	2,084	84,110
Sumitomo Mitsui Trust Holdings, Inc.	1,900	66,432
Tokio Marine Holdings, Inc.	2,600	56,024
		721,629
Health Care (1.4%):		
Astellas Pharma, Inc.	3,552	54,314
Chugai Pharmaceutical Co. Ltd.	1,890	48,510
Daiichi Sankyo Co. Ltd.	1,000	32,388
Eisai Co. Ltd.	1,254	83,180
Hoya Corp.	318	30,789
Kyowa Kirin Co. Ltd.	2,200	50,633
M3, Inc.	800	21,814
Olympus Corp.	1,600	28,679
Ono Pharmaceutical Co. Ltd.	2,484	58,361
Otsuka Holdings Co. Ltd.	1,900	62,334
Shionogi & Co. Ltd.	728	36,539

See notes to financial statements.
99

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Sysmex Corp.	374	$ 22,796
Takeda Pharmaceutical Co. Ltd.	2,700	84,588
Terumo Corp.	1,400	39,966
		654,891
Industrials (2.0%):		
Central Japan Railway Co.	500	61,747
Daikin Industries Ltd.	166	25,554
FANUC Corp.	230	34,766
Hitachi Ltd.	800	40,793
ITOCHU Corp.	2,100	66,351
Komatsu Ltd.	2,088	45,763
Kubota Corp. (c)	2,604	36,058
Marubeni Corp.	4,100	47,337
Mitsubishi Corp.	1,292	42,171
Mitsubishi Electric Corp.	5,152	51,571
Mitsubishi Heavy Industries Ltd.	1,000	39,887
Mitsui & Co. Ltd.	1,886	55,378
Nidec Corp.	554	28,874
Nippon Yusen KK	1,100	26,071
Recruit Holdings Co. Ltd.	920	29,285
Secom Co. Ltd.	910	52,310
SMC Corp.	114	48,286
Sumitomo Corp.	3,700	61,920
Toshiba Corp.	1,500	52,618
Toyota Industries Corp.	808	44,581
Toyota Tsusho Corp.	1,000	37,228
		928,549
Information Technology (1.2%):		
Advantest Corp.	500	32,312
Canon, Inc.	2,614	56,884
FUJIFILM Holdings Corp.	1,060	53,517
Fujitsu Ltd.	300	40,272
Keyence Corp.	128	50,158
Kyocera Corp.	1,200	59,918
Lasertec Corp.	100	16,571
Murata Manufacturing Co. Ltd.	802	40,265
Nomura Research Institute Ltd.	1,274	30,243
NTT Data Corp.	2,808	41,343
Obic Co. Ltd.	300	44,376
Renesas Electronics Corp. (a)	3,200	28,862
TDK Corp.	900	29,733
Tokyo Electron Ltd.	126	37,333
		561,787
Materials (0.2%):		
Nippon Paint Holdings Co. Ltd.	3,290	26,050
Nippon Steel Corp.	2,600	45,414
Shin-Etsu Chemical Co. Ltd.	270	33,385
		104,849
Real Estate (0.5%):		
Daiwa House Industry Co. Ltd.	2,600	60,215
Mitsubishi Estate Co. Ltd.	4,352	56,746
Mitsui Fudosan Co. Ltd.	2,678	49,327
Sumitomo Realty & Development Co. Ltd.	1,900	45,191
		211,479
		4,783,399
Korea, Republic Of (2.5%):		
Communication Services (0.2%):		
Kakao Corp.	656	27,549
Krafton, Inc. (a)	149	19,798

See notes to financial statements.
100

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
NAVER Corp.	228	$ 32,007
		79,354
Consumer Discretionary (0.4%):		
Hyundai Mobis Co. Ltd.	301	47,730
Hyundai Motor Co.	363	43,351
Kia Corp.	841	39,443
LG Electronics, Inc.	514	35,164
		165,688
Consumer Staples (0.1%):		
LG Household & Health Care Ltd.	64	36,545
Energy (0.1%):		
SK Innovation Co. Ltd. (a)	228	27,770
S-Oil Corp.	475	31,331
		59,101
Financials (0.6%):		
Hana Financial Group, Inc.	1,571	52,246
KakaoBank Corp. (a)	1,623	31,192
KB Financial Group, Inc.	1,253	48,063
Samsung Life Insurance Co. Ltd.	1,246	69,967
Shinhan Financial Group Co. Ltd.	2,130	59,297
		260,765
Health Care (0.2%):		
Celltrion, Inc.	241	30,628
Samsung Biologics Co. Ltd. (a)(d)	79	51,296
		81,924
Industrials (0.3%):		
Doosan Enerbility Co. Ltd. (a)	1,973	24,031
LG Corp.	778	48,056
Samsung C&T Corp.	551	49,461
SK, Inc.	287	42,900
		164,448
Information Technology (0.3%):		
Samsung Electronics Co. Ltd.	1,529	66,873
Samsung SDI Co. Ltd.	80	37,393
SK Hynix, Inc.	594	35,234
		139,500
Materials (0.3%):		
Korea Zinc Co. Ltd.	81	36,131
LG Chem Ltd.	59	27,998
POSCO Chemical Co. Ltd.	229	32,600
POSCO Holdings, Inc.	247	54,014
		150,743
		1,138,068
Luxembourg (0.2%):		
Energy (0.1%):		
Tenaris SA	2,175	37,910
Health Care (0.1%):		
Eurofins Scientific SE	575	41,270
Materials (0.0%):(b)		
ArcelorMittal SA	1,233	32,431
		111,611

See notes to financial statements.
101

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Netherlands (1.8%):		
Communication Services (0.2%):		
Koninklijke KPN NV	26,033	$ 80,524
Consumer Discretionary (0.0%):(b)		
Prosus NV	360	24,833
Consumer Staples (0.5%):		
Davide Campari-Milano NV	4,274	43,384
Heineken Holding NV	741	57,142
Heineken NV	585	55,024
Koninklijke Ahold Delhaize NV	2,076	59,637
		215,187
Financials (0.4%):		
ABN AMRO Bank NV (d)	3,421	47,325
Aegon NV	7,821	39,661
ING Groep NV	3,777	46,036
NN Group NV	976	39,862
		172,884
Health Care (0.1%):		
Koninklijke Philips NV	2,029	30,412
Industrials (0.2%):		
Randstad NV	922	56,209
Wolters Kluwer NV	569	59,536
		115,745
Information Technology (0.2%):		
Adyen NV (a)(d)	16	22,064
ASM International NV	95	23,960
ASML Holding NV	64	34,510
STMicroelectronics NV	1,038	36,656
		117,190
Materials (0.2%):		
Akzo Nobel NV	658	44,058
Koninklijke DSM NV	335	40,982
		85,040
		841,815
Norway (0.8%):		
Communication Services (0.2%):		
Adevinta ASA (a)	2,417	16,204
Telenor ASA	6,312	59,091
		75,295
Consumer Staples (0.1%):		
Mowi ASA	2,315	39,559
Energy (0.1%):		
Aker BP ASA	820	25,485
Equinor ASA	867	31,172
		56,657
Financials (0.2%):		
DNB Bank ASA	2,757	54,790
Gjensidige Forsikring ASA	2,912	57,201
		111,991
Materials (0.2%):		
Norsk Hydro ASA	4,527	33,923

See notes to financial statements.
102

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Yara International ASA	903	$ 39,739
		73,662
		357,164
Portugal (0.3%):		
Consumer Staples (0.1%):		
Jeronimo Martins SGPS SA	2,442	52,744
Energy (0.1%):		
Galp Energia SGPS SA	3,270	44,133
Utilities (0.1%):		
EDP - Energias de Portugal SA	10,408	51,866
		148,743
Singapore (1.3%):		
Communication Services (0.2%):		
Singapore Telecommunications Ltd.	41,500	79,647
Consumer Staples (0.2%):		
Wilmar International Ltd.	22,162	69,013
Financials (0.5%):		
DBS Group Holdings Ltd.	3,078	77,967
Oversea-Chinese Banking Corp. Ltd.	9,438	85,845
United Overseas Bank Ltd.	3,592	82,350
		246,162
Industrials (0.3%):		
Jardine Cycle & Carriage Ltd.	2,300	49,122
Keppel Corp. Ltd.	14,700	79,697
		128,819
Real Estate (0.1%):		
Capitaland Investment Ltd.	21,600	59,682
		583,323
Spain (1.5%):		
Communication Services (0.1%):		
Telefonica SA	14,736	53,388
Consumer Discretionary (0.1%):		
Industria de Diseno Textil SA	1,993	53,007
Energy (0.1%):		
Repsol SA	2,935	46,649
Financials (0.3%):		
Banco Bilbao Vizcaya Argentaria SA	8,087	48,765
Banco Santander SA	15,279	45,829
CaixaBank SA	11,353	44,619
		139,213
Industrials (0.2%):		
Aena SME SA (a)(d)	375	47,080
Ferrovial SA	2,073	54,292
		101,372
Information Technology (0.1%):		
Amadeus IT Group SA (a)	790	41,051
Utilities (0.6%):		
Acciona SA	231	42,500
Endesa SA	3,107	58,644
Iberdrola SA	4,882	57,112
Naturgy Energy Group SA	1,594	41,474

See notes to financial statements.

103

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Red Electrica Corp. SA	3,154	$ 54,889
		254,619
		689,299
Sweden (1.8%):		
Communication Services (0.1%):		
Telia Co. AB	20,354	52,031
Consumer Discretionary (0.1%):		
Evolution AB (d)	304	29,598
H & M Hennes & Mauritz AB, Class B (c)	3,424	36,850
		66,448
Consumer Staples (0.1%):		
Essity AB, Class B	2,032	53,250
Financials (0.5%):		
EQT AB	1,079	22,823
L E Lundbergforetagen AB, Class B	1,079	45,947
Skandinaviska Enskilda Banken AB, Class A	4,267	49,077
Svenska Handelsbanken AB, Class A	6,333	63,821
Swedbank AB, Class A	3,345	56,867
		238,535
Industrials (0.6%):		
Alfa Laval AB	1,369	39,524
Assa Abloy AB, Class B	2,230	47,833
Atlas Copco AB, Class A	3,518	41,525
Epiroc AB, Class A	2,552	46,456
Nibe Industrier AB, Class B	2,966	27,615
Sandvik AB	2,458	44,403
Volvo AB, Class B	2,631	47,549
		294,905
Information Technology (0.2%):		
Hexagon AB, Class B	4,018	41,994
Telefonaktiebolaget LM Ericsson, Class B	5,037	29,413
		71,407
Materials (0.2%):		
Boliden AB	999	37,478
Svenska Cellulosa AB SCA, Class B	2,940	37,197
		74,675
		851,251
Switzerland (3.3%):		
Communication Services (0.2%):		
Swisscom AG, Registered Shares	171	93,713
Consumer Discretionary (0.1%):		
Cie Financiere Richemont SA, Registered Shares	264	34,242
The Swatch Group AG	154	43,815
		78,057
Consumer Staples (0.4%):		
Barry Callebaut AG, Registered Shares	35	69,250
Chocoladefabriken Lindt & Spruengli AG	4	40,805
Nestle SA, Registered Shares	615	71,280
		181,335
Financials (0.7%):		
Julius Baer Group Ltd.	782	45,563
Partners Group Holding AG	39	34,460
Swiss Life Holding AG	104	53,643
Swiss Re AG	673	62,961

See notes to financial statements.

104

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
UBS Group AG	2,322	$ 43,217
Zurich Insurance Group AG	146	69,857
		309,701
Health Care (0.6%):		
Alcon, Inc.	711	48,595
Lonza Group AG, Registered Shares	79	38,722
Novartis AG, Registered Shares	917	82,921
Roche Holding AG	191	60,023
Sonova Holding AG	126	29,892
Straumann Holding AG, Class R	271	30,958
		291,111
Industrials (0.6%):		
ABB Ltd., Registered Shares	1,701	51,634
Accelleron Industries AG (a)	48	994
Geberit AG, Registered Shares	110	51,823
Kuehne + Nagel International AG, Class R	171	39,809
Schindler Holding AG	282	53,050
SGS SA, Registered Shares	28	65,123
		262,433
Information Technology (0.1%):		
Logitech International SA, Class R	728	44,937
Materials (0.6%):		
EMS-Chemie Holding AG	66	44,695
Givaudan SA, Registered Shares	16	49,035
Glencore PLC	6,364	42,491
Holcim AG	1,134	58,737
SIG Group AG	1,790	39,115
Sika AG, Registered Shares	177	42,450
		276,523
		1,537,810
United Kingdom (4.4%):		
Communication Services (0.4%):		
BT Group PLC	25,457	34,477
Informa PLC	6,318	47,316
Vodafone Group PLC	42,665	43,442
WPP PLC	4,328	42,907
		168,142
Consumer Discretionary (0.4%):		
Compass Group PLC	2,154	49,923
Entain PLC	2,463	39,341
InterContinental Hotels Group PLC	747	42,833
Next PLC	642	45,054
		177,151
Consumer Staples (1.0%):		
Associated British Foods PLC	2,559	48,746
British American Tobacco PLC	1,467	58,186
Diageo PLC	1,266	55,853
Haleon PLC (a)	11,056	43,745
Imperial Brands PLC	2,572	64,382
Reckitt Benckiser Group PLC	758	52,718
Tesco PLC	23,679	64,167
Unilever PLC	1,089	55,046
		442,843
Energy (0.1%):		
Shell PLC	1,449	40,737

See notes to financial statements.
105

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Financials (0.8%):		
3i Group PLC	2,800	$ 45,401
Barclays PLC	19,442	37,251
HSBC Holdings PLC	7,219	44,998
Legal & General Group PLC	14,359	43,302
Lloyds Banking Group PLC	78,446	43,057
London Stock Exchange Group PLC	503	43,385
NatWest Group PLC	14,632	46,902
Prudential PLC	3,201	43,623
Standard Chartered PLC	4,745	35,696
		383,615
Health Care (0.2%):		
GSK PLC	3,406	59,183
Smith & Nephew PLC	3,734	50,075
		109,258
Industrials (0.8%):		
Ashtead Group PLC	719	41,019
BAE Systems PLC	5,485	56,750
Bunzl PLC	1,710	57,025
Ferguson PLC	393	49,592
RELX PLC	2,336	64,602
Rentokil Initial PLC	7,093	43,552
Spirax-Sarco Engineering PLC	339	43,494
		356,034
Information Technology (0.1%):		
Halma PLC	1,752	41,802
Materials (0.4%):		
Anglo American PLC	989	38,689
Antofagasta PLC	2,362	44,123
Croda International PLC	533	42,545
Evraz PLC (e)(f)(g)(h)	12,158	5,952
Rio Tinto PLC	741	51,929
		183,238
Utilities (0.2%):		
National Grid PLC	5,045	60,820
SSE PLC	2,589	53,574
		114,394
		2,017,214
United States (0.1%):		
Utilities (0.1%):		
Brookfield Renewable Corp., Class A	1,241	34,165
Total Common Stocks (Cost $21,964,222)		24,310,490
Investment Companies (46.6%)		
United States (46.6%):		
BlackRock Liquidity Funds T-Fund, Institutional Shares, 4.02% (i)	21,438,853	21,438,853
Total Investment Companies (Cost $21,438,853)		21,438,853
Collateral for Securities Loaned (0.4%)^		
United States (0.4%):		
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (i)	55,224	55,224
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (i)	55,224	55,224
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (i)	55,224	55,224
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (i)	55,224	55,224
Total Collateral for Securities Loaned (Cost $220,896)		220,896

See notes to financial statements.

106

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Total Investments (Cost $43,623,971) — 99.8%		$	45,970,239
Other assets in excess of liabilities — 0.2%			98,432
NET ASSETS - 100.00%		$	46,068,671

^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) All or a portion of this security is on loan.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2022, the fair value of these securities was $593,845 and amounted to 1.3% of net assets.
(e) The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2022, illiquid securities were less than 0.05% of net assets.
(f) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(g) Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government.
(h) The following table details the earliest acquisition date and cost of the Fund's Russian sanctioned restricted securities at December 31, 2022.

Security Name	Acquisition Date	Cost
Evraz PLC	3/19/2021	$75,288

(i) Rate disclosed is the daily yield on December 31, 2022.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date		Notional Amount		Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	1	3/17/23	$	98,254	$	97,470	$ (784)
	Total unrealized appreciation						$ –
	Total unrealized depreciation						(784)
	Total net unrealized appreciation (depreciation)						$ (784)

See notes to financial statements.
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Schedule of Portfolio Investments
December 31, 2022

(Unaudited)

Security Description	Shares		Value
Common Stocks (99.8%)			
Communication Services (11.4%):			
Baidu, Inc., ADR (a)	17,697	$	2,024,183
Fox Corp., Class A	33,662		1,022,315
Fox Corp., Class B	26,733		760,554
Liberty Broadband Corp., Class A (a)	2,100		159,285
Liberty Broadband Corp., Class C (a)	14,167		1,080,517
Take-Two Interactive Software, Inc. (a)	18,677		1,944,836
The Trade Desk, Inc., Class A (a)	49,556		2,221,596
Yandex NV, Class A (a)(b)(c)(d)(e)	45,921		8,697
ZoomInfo Technologies, Inc. (a)	44,922		1,352,601
			10,574,584
Consumer Discretionary (9.2%):			
Expedia Group, Inc. (a)	16,756		1,467,826
LKQ Corp.	29,734		1,588,093
Tractor Supply Co.	12,293		2,765,556
Ulta Beauty, Inc. (a)	5,700		2,673,699
			8,495,174
Consumer Staples (3.0%):			
Coca-Cola Europacific Partners PLC	50,849		2,812,967
Electronic Equipment, Instruments & Components (6.0%):			
CDW Corp.	15,067		2,690,665
Trimble, Inc. (a)	27,447		1,387,720
Zebra Technologies Corp. (a)	5,746		1,473,332
			5,551,717
Energy (3.3%):			
APA Corp.	35,781		1,670,257
Chesapeake Energy Corp.	14,909		1,406,962
			3,077,219
Health Care (24.7%):			
Alnylam Pharmaceuticals, Inc. (a)	13,692		3,253,904
BioMarin Pharmaceutical, Inc. (a)	20,683		2,140,484
BioNTech SE, ADR	10,235		1,537,502
Hologic, Inc. (a)	27,358		2,046,652
Horizon Therapeutics PLC (a)	25,220		2,870,036
ICON PLC (a)	9,086		1,764,955
Incyte Corp. (a)	24,759		1,988,643
Insulet Corp. (a)	7,729		2,275,340
Royalty Pharma PLC, Class A	49,090		1,940,037
Sanofi, ADR	32,161		1,557,557
Viatris, Inc.	134,959		1,502,094
			22,877,204
Industrials (7.3%):			
Expeditors International of Washington, Inc.	17,710		1,840,423
J.B. Hunt Transport Services, Inc.	11,522		2,008,976
Nordson Corp.	6,367		1,513,563
United Airlines Holdings, Inc. (a)	36,384		1,371,677
			6,734,639
IT Services (8.9%):			
Akamai Technologies, Inc. (a)	17,499		1,475,166
Jack Henry & Associates, Inc.	8,118		1,425,196
MongoDB, Inc. (a)	7,646		1,505,039
SS&C Technologies Holdings, Inc.	28,035		1,459,502
VeriSign, Inc. (a)	11,798		2,423,781
			8,288,684
Materials (2.1%):			
Steel Dynamics, Inc.	19,539		1,908,960
Semiconductors & Semiconductor Equipment (12.4%):			
First Solar, Inc. (a)	11,864		1,777,108
Monolithic Power Systems, Inc.	5,224		1,847,259
ON Semiconductor Corp. (a)	48,125		3,001,556

See notes to financial statements.
108

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Skyworks Solutions, Inc.	17,824	$	1,624,301
SolarEdge Technologies, Inc. (a)	6,221		1,762,223
Teradyne, Inc.	17,334		1,514,125
			11,526,572
Software (8.2%):			
Check Point Software Technologies Ltd. (a)	13,957		1,760,815
Gen Digital, Inc.	72,489		1,553,439
Paylocity Holding Corp. (a)	6,196		1,203,635
PTC, Inc. (a)	13,073		1,569,283
Splunk, Inc. (a)	18,106		1,558,746
			7,645,918
Technology Hardware, Storage & Peripherals (1.6%):			
NetApp, Inc.	24,191		1,452,911
Utilities (1.7%):			
Alliant Energy Corp.	27,936		1,542,347
Total Common Stocks (Cost $100,632,553)			92,488,896
Total Investments (Cost $100,632,553) — 99.8%			92,488,896
Other assets in excess of liabilities — 0.2%			139,784
NET ASSETS - 100.00%		$	92,628,680

(a) Non-income producing security.

(b) The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2022, illiquid securities were less than 0.05% of net assets.

(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(d) Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government.

(e) The following table details the earliest acquisition date and cost of the Fund's Russian sanctioned restricted securities at December 31, 2022.

Security Name	Acquisition Date	Cost
Yandex NV, Class A	9/9/2020	$2,892,222

ADR—American Depositary Receipt
PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date		Notional Amount		Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	1	3/17/23	$	229,614	$	220,445	$ (9,169)

Total unrealized appreciation	$ –
Total unrealized depreciation	(9,169)
Total net unrealized appreciation (depreciation)	$ (9,169)

See notes to financial statements.
109

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Schedule of Portfolio Investments
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (17.0%)		
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, 8/18/27, Callable 12/18/25 @ 100	$ 500,000	$ 452,718
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100 (a)	676,000	611,450
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28, Callable 7/20/26 @ 100 (a)	500,000	493,089
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 4/15/25 @ 100 (a)	190,000	182,200
ARI Fleet Lease Trust, Series 2022-A, Class B, 3.79%, 1/15/31, Callable 4/15/25 @ 100 (a)	116,000	107,929
ARI Fleet Lease Trust, Series 2022-A, Class C, 4.17%, 1/15/31, Callable 4/15/25 @ 100 (a)	250,000	229,919
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class B, 7.09%, 4/20/27 (a)	500,000	501,029
CARDS II Trust, Series 2021-1A, Class C, 1.20%, 4/15/27 (a)	540,000	506,163
Carvana Auto Receivables Trust, Series 2021-P4, Class B, 1.98%, 2/10/28, Callable 5/10/27 @ 100	500,000	420,850
Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28, Callable 9/10/26 @ 100	875,000	785,239
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/25 (a)	138,250	137,153
CCG Receivables Trust, Series 2021-2, Class C, 1.50%, 3/14/29, Callable 1/14/25 @ 100 (a)	250,000	226,543
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 4/15/24 @ 100 (a)	500,000	495,885
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100 (a)	320,000	291,853
DB Master Finance LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/51, Callable 11/20/25 @ 100 (a)	1,336,500	1,089,469
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100 (a)	654,000	532,585
Drive Auto Receivables Trust, Series 2021-3, Class C, 1.47%, 1/15/27, Callable 11/15/24 @ 100	500,000	471,725
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 4/15/24 @ 100	253,832	251,811
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/26, Callable 8/15/24 @ 100 (a)	500,000	490,264
Enterprise Fleet Financing LLC, Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 7/20/25 @ 100 (a)	250,000	251,551
Evergreen Credit Card Trust, Series 2021-1, Class B, 1.15%, 10/15/26 (a)	391,000	362,710
Evergreen Credit Card Trust, Series 2022-CRT1, Class C, 6.19%, 7/15/26 (a)	250,000	244,658
Evergreen Credit Card Trust, Series 2022-CRT2, Class B, 6.56%, 11/15/26 (a)	250,000	249,412
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26 (a)	400,000	395,596
Evergreen Credit Card Trust, Series 2021-1, Class C, 1.42%, 10/15/26 (a)	319,000	295,602
Evergreen Credit Card Trust, Series 2022-CRT1, Class B, 5.61%, 7/15/26 (a)	250,000	244,638
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 9/15/25, Callable 5/15/24 @ 100 (a)	202,093	197,078
First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.55%, 4/15/25, Callable 4/15/23 @ 100 (a)	214,534	213,641
FirstKey Homes Trust, Series 2021-SFR3, Class D, 2.79%, 12/17/38 (a)	750,000	633,136
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.14%, 12/17/38 (a)	741,926	643,300
FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.44%, 12/17/38 (a)	500,000	434,170
Flagship Credit Auto Trust, Series 4, Class C, 1.96%, 12/15/27, Callable 1/15/26 @ 100 (a)	500,000	455,317
Flagship Credit Auto Trust, Series 2018-3, Class D, 4.15%, 12/16/24, Callable 3/15/24 @ 100 (a)	282,676	280,227
Flagship Credit Auto Trust, Series 2018-4, Class D, 4.33%, 12/16/24, Callable 5/15/24 @ 100 (a)	433,905	430,514
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 12/15/24 @ 100 (a)	1,265,000	1,155,896
Ford Credit Auto Lease Trust, Series 2022-A, Class B, 3.81%, 8/15/25, Callable 10/15/24 @ 100	321,000	311,872
Ford Credit Auto Owner Trust, Series 2022-1, Class C, 4.67%, 11/15/34, Callable 5/15/27 @ 100 (a)	950,000	911,275
Ford Credit Auto Owner Trust, Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100 (a)	500,000	427,414
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28 (a)	200,000	174,232
Hertz Vehicle Financing LLC, Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100 (a)	700,000	656,940
Hertz Vehicle Financing LLC, Series 2022-2A, Class B, 2.65%, 6/26/28, Callable 6/25/27 @ 100 (a)	1,000,000	856,759
Hpefs Equipment Trust, Series 2022-2A, Class D, 4.94%, 3/20/30, Callable 9/20/25 @ 100 (a)	1,300,000	1,254,127

See notes to financial statements.
110

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
HPEFS Equipment Trust, Series 2022-1A, Class D, 2.40%, 11/20/29, Callable 5/20/25 @ 100 (a)	$ 333,000	$ 305,349
Hyundai Auto Receivables Trust, Series 2021-C, Class C, 1.66%, 6/15/28, Callable 2/15/26 @ 100	500,000	441,463
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 6/25/25 @ 100 (a)	107,756	102,983
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 11/25/24 @ 100 (a)	117,408	114,761
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 2/15/26 @ 100 (a)	500,000	471,112
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (a)	1,000,000	929,088
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28 (a)	312,000	276,144
Master Credit Card Trust, Series 2022-2A, Class B, 2.38%, 7/21/28 (a)	500,000	452,052
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (a)	677,000	572,044
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (a)	366,000	300,674
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @ 100 (a)	250,000	228,228
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 3/10/26 @ 100 (a)	1,000,000	924,819
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable 9/15/25 @ 100 (a)	136,000	123,079
PenFed Auto Receivables Owner Trust, Series 2022-A, Class D, 5.85%, 6/17/30, Callable 12/15/25 @ 100 (a)	76,000	72,955
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 12/15/25 @ 100 (a)	250,000	245,718
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class E, 8.68%, 8/16/32, Callable 2/15/26 @ 100 (a)	341,915	340,395
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 7.38%, 5/15/32, Callable 11/15/25 @ 100 (a)	708,862	692,405
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 11/15/25 @ 100 (a)	708,862	692,041
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D, 8.20%, 12/15/32, Callable 9/15/26 @ 100 (a)	293,478	293,361
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 7/15/25 @ 100 (a)	420,637	404,582
Santander Bank NA, Series 2021-1A, Class C, 3.27%, 12/15/31, Callable 7/15/25 @ 100 (a)	394,347	380,723
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 9/15/24 @ 100 (a)	250,000	246,723
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable 1/15/25 @ 100	250,000	237,811
SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 9/20/26 @ 100 (a)	500,000	420,257
SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.50%, 8/20/32, Callable 8/20/29 @ 100 (a)	196,294	190,780
SCF Equipment Leasing LLC, Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 8/20/29 @ 100 (a)	329,793	303,667
Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 4/15/28, Callable 4/15/25 @ 100	220,000	211,850
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.86%, 4/17/39 (a)	750,000	697,671
Tricon Residential Trust, Series 2022-SFR2, Class B, 5.24%, 7/17/40, Callable 7/17/28 @ 100 (a)	200,000	188,939
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/29 (a)	744,000	658,597
Trinity Rail Leasing LLC, Series 2022-1, Class A, 4.55%, 5/20/52, Callable 10/21/24 @ 100 (a)	492,615	447,487
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 1/10/25 @ 100 (a)	250,000	240,329
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 9/15/25 @ 100 (a)	453,000	370,789
VB-S1 Issuer LLC - VBTEL, Series 2022-1A, Class C2II, 3.71%, 2/15/57, Callable 2/15/30 @ 100 (a)	1,000,000	789,460
VB-S1 Issuer LLC - VBTEL, Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100 (a)	1,000,000	830,503
Verizon Master Trust, Series 2021-2, Class C, 1.38%, 4/20/28, Callable 10/20/24 @ 100	500,000	457,728

See notes to financial statements.
111

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.58%, 1/15/27, Callable 4/15/25 @ 100 (a)	$ 500,000	$ 467,723
Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25, Callable 5/15/23 @ 100 (a)	1,250,000	1,240,388
Total Asset-Backed Securities (Cost $38,908,173)		35,722,617
Collateralized Mortgage Obligations (20.3%)		
37 Capital CLO I, Series 2021-1A, Class C, 6.33% (LIBOR03M+225bps), 10/15/34, Callable 4/15/30 @ 100 (a)(b)	250,000	228,787
720 East CLO Ltd., Series 2022-1A, Class D, 10.72% (TSFR3M+615bps), 1/20/36 (a)(b)	500,000	487,544
720 East CLO Ltd., Series 2022-1A, Class B, 7.82% (TSFR3M+325bps), 1/20/36 (a)(b)	350,000	348,318
AB BSL CLO 1 Ltd., Series 2020-1A, Class A2AR, 5.51% (TSFR3M+165bps), 1/15/35, Callable 10/15/29 @ 100 (a)(b)	500,000	477,398
AB BSL CLO 1 Ltd., Series 2020-1A, Class CR, 6.36% (TSFR3M+250bps), 1/15/35, Callable 10/15/29 @ 100 (a)(b)	250,000	232,648
AIMCO CLO 17 Ltd., Series 2022-17A, Class B, 4.27% (TSFR3M+210bps), 7/20/35, Callable 4/20/29 @ 100 (a)(b)	250,000	245,544
AOA Mortgage Trust, Series 2021-1177, Class D, 6.14% (LIBOR01M+182bps), 10/15/38 (a)(b)	300,000	272,635
AOA Mortgage Trust, Series 2021-1177, Class B, 5.49% (LIBOR01M+117bps), 10/15/38 (a)(b)	250,000	234,873
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class A5, 3.29%, 2/15/55, Callable 2/15/32 @ 100 (a)(c)	500,000	429,607
Aventura Mall Trust, Series 2018-AVM, Class A, 4.11%, 7/5/40 (a)(c)	790,000	706,212
Ballyrock CLO 18 Ltd., Series 2021-18A, Class A2, 5.73% (LIBOR03M+165bps), 1/15/35, Callable 1/15/30 @ 100 (a)(b)	750,000	714,337
Ballyrock CLO 20 Ltd., Series 2022-20A, Class A2A, 5.94% (TSFR3M+305bps), 7/15/34, Callable 4/15/29 @ 100 (a)(b)	250,000	248,106
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33, Callable 4/14/25 @ 100 (a)	750,000	688,410
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.60% (LIBOR01M+105bps), 4/14/33, Callable 4/14/25 @ 100 (a)(b)	750,000	663,870
BBCMS Mortgage Trust, Series 2020-BID, Class C, 7.96% (LIBOR01M+364bps), 10/15/37 (a)(b)	300,000	293,758
BBCMS Mortgage Trust, Series 2020-BID, Class B, 6.86% (LIBOR01M+254bps), 10/15/37 (a)(b)	500,000	488,636
BBCMS Mortgage Trust, Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 6/15/32 @ 100 (c)	135,135	121,596
Benchmark Mortgage Trust, Series 2022-B36, Class XA, 0.64%, 7/15/55, Callable 6/15/32 @ 100 (c)(d)	10,001,000	497,085
Benchmark Mortgage Trust, Series 2020-B19, Class AS, 2.15%, 9/15/53, Callable 10/15/30 @ 100	1,000,000	741,995
BPR Trust, Series 2021-TY, Class D, 6.67% (LIBOR01M+235bps), 9/15/38 (a)(b)	500,000	471,466
BPR Trust, Series 2022-STAR, Class A, 7.57% (TSFR1M+323bps), 8/15/24 (a)(b)	211,364	209,150
BPR Trust, Series 2021-TY, Class A, 5.37% (LIBOR01M+105bps), 9/15/38 (a)(b)	500,000	474,912
BPR Trust, Series 2022-OANA, Class D, 8.03% (TSFR1M+370bps), 4/15/37 (a)(b)	500,000	458,416
BPR Trust, Series 2022-OANA, Class A, 6.23% (TSFR1M+190bps), 4/15/37 (a)(b)	1,000,000	984,711
BX Commercial Mortgage Trust, Series 2021-SOAR, Class D, 5.72% (LIBOR01M+140bps), 6/15/38 (a)(b)	248,120	233,789
BX Commercial Mortgage Trust, Series 2022-CSMO, Class D, 8.67% (TSFR1M+434bps), 6/15/27 (a)(b)	500,000	492,627
BX Commercial Mortgage Trust, Series 2021-XL2, Class B, 5.32% (LIBOR01M+100bps), 10/15/38 (a)(b)	231,679	219,974
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 5.90% (LIBOR01M+145bps), 10/15/36 (a)(b)	1,215,500	1,175,357
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, 3.54%, 3/9/44 (a)(c)	500,000	379,738
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B, 3.54%, 3/9/44, Callable 3/9/30 @ 100 (a)(c)	250,000	201,464
BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, 8.22% (TSFR1M+389bps), 6/15/27 (a)(b)	1,000,000	988,941
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.27% (LIBOR01M+85bps), 9/15/36 (a)(b)	250,000	236,460

See notes to financial statements.
112

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
BX Mortgage Trust, Series 2021-PAC, Class B, 5.22% (LIBOR01M+90bps), 10/15/36 (a)(b)	$ 250,000	$ 235,975
BX Trust, Series 2021-RISE, Class B, 5.57% (LIBOR01M+125bps), 11/15/36 (a)(b)	500,000	478,448
BX Trust, Series 2021-ARIA, Class D, 6.21% (LIBOR01M+190bps), 10/15/36 (a)(b)	250,000	229,011
BX Trust, Series 2022-CLS, Class B, 6.30%, 10/13/27 (a)	250,000	246,757
BXP Trust, Series 2021-601L, Class D, 2.78%, 1/15/44 (a)(c)	1,250,000	782,740
BXP Trust, Series 2021-601L, Class B, 2.78%, 1/15/44 (a)(c)	500,000	352,962
BXP Trust, Series 2021-601L, Class C, 2.78%, 1/15/44 (a)(c)	250,000	169,607
CAMB Commercial Mortgage Trust, Series 2021-CX2, Class A, 2.70%, 11/10/46, Callable 11/10/31 @ 100 (a)	1,000,000	791,276
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class D, 4.74%, 1/10/36 (a)(c)	615,000	594,035
Columbia Cent CLO 29 Ltd., Series 2020-29A, Class BR, 5.94% (LIBOR03M+170bps), 10/20/34, Callable 4/20/30 @ 100 (a)(b)	500,000	474,461
Columbia Cent CLO 32 Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 7/24/29 @ 100 (a)	250,000	224,258
COMM Mortgage Trust, Series 2014- 277P, Class C, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	333,000	305,064
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	1,235,000	1,168,759
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100 (a)	825,000	639,429
CSMC, Series 2019-UVIL, Class A, 3.16%, 12/15/41 (a)	302,000	246,429
Dryden 109 CLO Ltd., Series 2022-112A, Class C, 6.73% (TSFR3M+400bps), 8/15/34, Callable 2/15/29 @ 100 (a)(b)	250,000	245,441
Eaton Vance CLO Ltd., Series 2020-2A, Class BR, 5.78% (LIBOR03M+170bps), 1/15/35, Callable 4/15/29 @ 100 (a)(b)	500,000	475,234
Flatiron CLO 20 Ltd., Series 2020-1A, Class B, 6.43% (LIBOR03M+175bps), 11/20/33, Callable 11/20/28 @ 100 (a)(b)	750,000	720,142
Golub Capital Partners CLO Ltd., Series 2020-52A, Class C, 7.04% (LIBOR03M+280bps), 1/20/34, Callable 10/20/28 @ 100 (a)(b)	500,000	472,089
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class D, 5.94% (TSFR1M+161bps), 8/15/36 (a)(b)	1,000,000	969,569
Hilton USA Trust, Series 2016-HHV, Class B, 4.19%, 11/5/38 (a)(c)	350,000	318,953
Hilton USA Trust, Series 2016-HHV, Class C, 4.19%, 11/5/38 (a)(c)	200,000	180,098
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	250,000	229,665
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.44%, 7/10/39 (a)(c)	365,000	285,836
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A, 2.94%, 12/10/41 (a)(c)	1,000,000	838,892
Hudson Yards Mortgage Trust, Series 2019-30HY, Class A, 3.23%, 7/10/39 (a)	1,200,000	1,031,843
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class C, 7.83% (TSFR1M+349bps), 10/15/39 (a)(b)	100,000	100,866
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.82%, 3/15/32 (a)(c)	750,000	585,157
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.67%, 12/15/47 (c)	449,000	442,684
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class B, 4.12%, 1/15/46, Callable 7/15/23 @ 100 (c)	338,000	332,090
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 5.27% (LIBOR01M+95bps), 5/15/36 (a)(b)	250,000	245,545
LCM Ltd., Series 36A, Class A2, 5.48% (LIBOR03M+140bps), 1/15/34, Callable 7/15/30 @ 100 (a)(b)	750,000	698,940
Life Mortgage Trust, Series 2022-BMR2, Class C, 6.43% (TSFR1M+209bps), 5/15/39, Callable 5/15/24 @ 100 (a)(b)	250,000	241,741
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39 (a)	500,000	427,325
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.12% (LIBOR01M+80bps), 4/15/38 (a)(b)	250,000	242,518
MHC Commercial Mortgage Trust, Series MHC, Class D, 5.92% (LIBOR01M+160bps), 4/15/38 (a)(b)	500,000	473,877
MHP, Series 2022-MHIL, Class D, 5.95% (SOFR30A+161bps), 1/15/27 (a)(b)	485,829	452,298
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class B, 2.81%, 11/9/43, Callable 5/9/31 @ 100 (a)	500,000	365,072
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class C, 2.81%, 11/9/43, Callable 5/9/31 @ 100 (a)	750,000	518,286
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 6.73% (TSFR1M+239bps), 3/15/39 (a)(b)	250,000	239,021
Oaktree CLO Ltd., Series 2022-2A, Class B, 5.57% (TSFR3M+275bps), 7/15/33, Callable 7/15/28 @ 100 (a)(b)	500,000	490,324

See notes to financial statements.
113

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Oaktree CLO Ltd., Series 2022-1A, Class B, 6.22% (TSFR3M+195bps), 5/15/33, Callable 11/15/28 @ 100 (a)(b)	$ 333,000	$ 319,974
Oaktree CLO Ltd., Series 2022-3A, Class B1, 5.92% (TSFR3M+310bps), 7/15/35, Callable 4/15/30 @ 100 (a)(b)	250,000	246,688
Oaktree CLO Ltd., Series 2022-3A, Class C, 6.97% (TSFR3M+415bps), 7/15/35, Callable 4/15/30 @ 100 (a)(b)	250,000	249,355
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class BR, 5.84% (LIBOR03M+160bps), 10/20/34, Callable 10/20/30 @ 100 (a)(b)	500,000	479,930
Palmer Square Loan Funding Ltd., Series 2022-5A, Class C, 7.29% (TSFR3M+391bps), 1/15/31, Callable 10/15/23 @ 100 (a)(b)	250,000	239,480
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (a)	500,000	398,594
SLG Office Trust, Series 2021-OVA, Class C, 2.85%, 7/15/41 (a)	500,000	379,930
SMRT, Series 2022-MINI, Class E, 7.04% (SOFR30A+270bps), 1/15/39 (a)(b)	250,000	228,749
Sound Point CLO XXXII Ltd., Series 2021-4A, Class B1, 6.11% (LIBOR03M+175bps), 10/25/34, Callable 1/25/29 @ 100 (a)(b)	500,000	470,550
SREIT Trust, Series 2021-MFP2, Class B, 5.49% (LIBOR01M+117bps), 11/15/36 (a)(b)	500,000	476,850
SREIT Trust, Series 2021-MFP2, Class D, 5.89% (LIBOR01M+157bps), 11/15/36 (a)(b)	760,000	715,703
Stratus CLO Ltd., Series 2022-1A, Class B, 4.63% (TSFR3M+235bps), 7/20/30, Callable 10/20/28 @ 100 (a)(b)	250,000	243,211
Stratus CLO Ltd., Series 2022-2A, Class C, 6.33% (TSFR3M+400bps), 7/20/30, Callable 10/20/28 @ 100 (a)(b)	250,000	244,771
Stratus CLO Ltd., Series 2021-3A, Class B, 5.79% (LIBOR03M+155bps), 12/29/29, Callable 4/20/27 @ 100 (a)(b)	205,000	197,882
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.89%, 2/12/41, Callable 2/12/29 @ 100 (a)(c)	363,636	269,616
Symphony CLO XXII Ltd., Series 2020-22A, Class C, 6.34% (LIBOR03M+215bps), 4/18/33, Callable 10/18/28 @ 100 (a)(b)	500,000	473,539
Symphony CLO XXIX Ltd., Series 2021-29A, Class B, 5.73% (LIBOR03M+165bps), 1/15/34, Callable 1/15/29 @ 100 (a)(b)	500,000	483,848
TRESTLES CLO III Ltd., Series 2020-3A, Class C, 6.49% (LIBOR03M+225bps), 1/20/33, Callable 1/20/28 @ 100 (a)(b)	500,000	472,807
Trimaran Cavu Ltd., Series 2021-2A, Class B1, 6.11% (LIBOR03M+175bps), 10/25/34, Callable 7/25/29 @ 100 (a)(b)	500,000	467,426
Trimaran Cavu Ltd., Series 2021-3A, Class C1, 6.66% (LIBOR03M+247bps), 1/18/35, Callable 10/18/29 @ 100 (a)(b)	750,000	693,308
TSTAT Ltd., Series 2022-1A, Class A2, 5.50% (TSFR3M+295bps), 7/20/31, Callable 1/20/29 @ 100 (a)(b)	250,000	244,265
TTAN, Series 2021-MHC, Class C, 5.67% (LIBOR01M+140bps), 3/15/38 (a)(b)	690,781	659,762
Venture 46 CLO Ltd., Series 2022-46A, Class A2F, 5.02%, 7/20/35, Callable 1/20/31 @ 100 (a)	475,000	423,487
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class C, 6.12% (LIBOR01M+180bps), 2/15/40 (a)(b)	227,255	207,980
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class B, 5.77% (LIBOR01M+145bps), 2/15/40 (a)(b)	227,255	206,399
Total Collateralized Mortgage Obligations (Cost $46,995,478)		42,705,185
Senior Secured Loans (3.1%)		
Bausch & Lomb, Inc., Initial Term Loans, First Lien, 7.74% (SOFR03M+325bps), 5/10/27 (b)	497,500	472,317
CDK Global, Inc., Initial Term Loan, First Lien, 8.11% (SOFR03M+450bps), 7/6/29 (b)	250,000	247,443
Delta 2 (Lux) S.a.r.l., Term Loan B, First Lien, 7.34% (SOFR01M+325bps), 1/15/30 (b)(e)	500,000	499,375
Delta Air Lines, Inc. and Skymiles IP Ltd., Initial Term Loan, First Lien, 7.99% (LIBOR03M+375bps), 10/20/27 (b)	500,000	509,000
Directv Financing LLC, Closing Date Term Loans, First Lien, 9.07% (LIBOR01M+500bps), 7/22/27 (b)	411,629	399,881
Great Outdoors Group LLC, Term B1, First Lien, 7.82% (LIBOR01M+375bps), 3/5/28 (b)	493,750	473,383
Hub International Ltd., 2022 Incremental Term Loans, First Lien, 8.22% (SOFR03M+400bps), 11/10/29 (b)(e)	125,000	123,508
Hub International Ltd., B-3 Incremental Term Loans, First Lien, 7.53% (LIBOR03M+325bps), 4/25/25 (b)	243,703	241,209
IRB Holding Corp., TLB, First Lien, 7.22% (SOFR01M+300bps), 12/15/27 (b)	243,696	236,203
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 10.00% (LIBOR03M+525bps), 6/20/27 (b)	426,316	437,933

See notes to financial statements.
114

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Oculus Acquisition Corp., Initial Term Loan, First Lien, 7.24% (SOFR03M+350bps), 11/8/27 (b)	$ 248,734	$ 240,339
OEG Borrower LLC, Initial Term Loans, First Lien, 9.50% (SOFR03M+500bps), 6/18/29 (b)	498,750	485,034
Reynolds Consumer Products, Inc., Initial Term Loan, First Lien, 5.82% (LIBOR01M+175bps), 2/4/27 (b)	494,195	489,638
Scientific Games International, Inc., Initial Term B Loans, First Lien, 7.42% (SOFR01M+300bps), 4/16/29 (b)	246,250	242,293
Sotheby's, 2021 2nd Refin Term Loan, First Lien, 8.58% (LIBOR03M+450bps), 1/15/27 (b)	243,750	237,230
Tibco Software, Inc., Term A Loan, First Lien, 8.05% (SOFR03M+450bps), 9/30/28 (b)	500,000	441,875
UKG, Inc., Incremental Term Loans, First Lien, 7.00% (LIBOR03M+325bps), 5/3/26 (b)	245,633	233,351
Whatabrands LLC, Initial Term B Loans, First Lien, 7.32% (LIBOR01M+325bps), 7/21/28 (b)	488,741	471,736
Total Senior Secured Loans (Cost $6,553,252)		6,481,748
Corporate Bonds (30.6%)		
Communication Services (1.9%):		
AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	250,000	227,380
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 4/1/33, Callable 1/1/33 @ 100	500,000	428,500
CSC Holdings LLC, 3.38%, 2/15/31, Callable 2/15/26 @ 101.69(a)	250,000	163,088
DISH Network Corp., 11.75%, 11/15/27, Callable 5/15/25 @ 105.88(a)	250,000	257,085
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38(a)	250,000	180,888
Netflix, Inc., 4.88%, 6/15/30, Callable 3/15/30 @ 100(a)	56,000	52,371
T-Mobile USA, Inc., 3.50%, 4/15/31, Callable 4/15/26 @ 101.75	500,000	433,035
Verizon Communications, Inc.		
2.55%, 3/21/31, Callable 12/21/30 @ 100	750,000	617,250
2.88%, 11/20/50, Callable 5/20/50 @ 100	250,000	157,675
Warnermedia Holdings, Inc.		
4.28%, 3/15/32, Callable 12/15/31 @ 100 (a)	1,000,000	824,520
5.14%, 3/15/52, Callable 9/15/51 @ 100 (a)	100,000	73,428
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/1/29, Callable 2/1/24 @ 101.94(a)	250,000	210,670
		3,625,890
Consumer Discretionary (3.6%):		
AutoNation, Inc.		
2.40%, 8/1/31, Callable 5/1/31 @ 100	500,000	359,200
3.85%, 3/1/32, Callable 12/1/31 @ 100	750,000	599,474
Carnival Corp.		
9.88%, 8/1/27, Callable 2/1/24 @ 104.94 (a)	500,000	473,625
10.50%, 6/1/30, Callable 6/1/25 @ 105.25 (a)	250,000	204,335
Dollar Tree, Inc., 2.65%, 12/1/31, Callable 9/1/31 @ 100	500,000	403,370
Group 1 Automotive, Inc., 4.00%, 8/15/28, Callable 8/15/23 @ 102(a)	100,000	85,020
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102(a)	250,000	210,560
Kohl's Corp., 3.63%, 5/1/31, Callable 2/1/31 @ 100	700,000	491,435
Lithia Motors, Inc.		
3.88%, 6/1/29, Callable 6/1/24 @ 101.94 (a)	250,000	206,048
4.38%, 1/15/31, Callable 10/15/25 @ 102.19 (a)	250,000	205,158
Marriott International, Inc.		
3.50%, 10/15/32, Callable 7/15/32 @ 100	250,000	207,805
2.75%, 10/15/33, Callable 7/15/33 @ 100	250,000	191,695
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a)	173,000	144,047
Newell Brands, Inc., 6.63%, 9/15/29, Callable 6/15/29 @ 100	273,000	269,454
Nordstrom, Inc., 4.25%, 8/1/31, Callable 5/1/31 @ 100	250,000	180,343
PulteGroup, Inc., 6.00%, 2/15/35	750,000	716,947
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a)	500,000	335,230
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a)	1,000,000	791,280
Sotheby's, 7.38%, 10/15/27, Callable 1/23/23 @ 103.69(a)	500,000	472,390
Toll Brothers Finance Corp., 3.80%, 11/1/29, Callable 8/1/29 @ 100	670,000	571,222
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100	750,000	576,135
		7,694,773

See notes to financial statements.
115

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (1.1%):		
7-Eleven, Inc., 2.80%, 2/10/51, Callable 8/2/50 @ 100(a)	$ 1,350,000	$ 830,195
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.88%, 2/15/30, Callable 2/15/25 @ 103.66(a)	250,000	223,018
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	250,000	199,973
General Mills, Inc., 2.25%, 10/14/31, Callable 7/14/31 @ 100	250,000	200,498
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32, Callable 2/15/32 @ 100(a)	250,000	191,788
Kraft Heinz Foods Co., 5.00%, 6/4/42	250,000	225,842
Pilgrim's Pride Corp., 3.50%, 3/1/32, Callable 9/1/26 @ 101.75(a)	250,000	195,415
Unilever Capital Corp., 2.63%, 8/12/51, Callable 2/12/51 @ 100	250,000	162,613
		2,229,342
Energy (0.7%):		
Boardwalk Pipelines LP, 3.40%, 2/15/31, Callable 11/15/30 @ 100	250,000	209,298
Magellan Midstream Partners LP, 5.15%, 10/15/43, Callable 4/15/43 @ 100	500,000	435,015
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100(a)	250,000	225,567
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 9/15/30, Callable 6/15/30 @ 100	250,000	217,348
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 2/10/23 @ 102.69(a)	500,000	475,595
		1,562,823
Financials (8.7%):		
Ares Finance Co. IV LLC, 3.65%, 2/1/52, Callable 8/1/51 @ 100(a)	500,000	308,485
Bank of America Corp., 3.85% (H15T5Y+200bps), 3/8/37, Callable 3/8/32 @ 100(b)	750,000	620,324
Blackstone Holdings Finance Co. LLC		
1.60%, 3/30/31, Callable 12/30/30 @ 100 (a)	500,000	363,160
6.20%, 4/22/33, Callable 1/22/33 @ 100 (a)	250,000	252,070
Blackstone Private Credit Fund		
7.05%, 9/29/25 (a)	250,000	247,745
3.25%, 3/15/27, Callable 2/15/27 @ 100 (a)	750,000	632,047
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100(a)	1,250,000	921,862
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100	500,000	433,240
Citizens Financial Group, Inc., 2.64%, 9/30/32, Callable 7/2/32 @ 100	500,000	369,175
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100	500,000	482,350
F&G Global Funding, 2.00%, 9/20/28(a)	500,000	414,285
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a)	500,000	455,390
Fifth Third Bancorp, 4.34% (SOFR+166bps), 4/25/33, Callable 4/25/32 @ 100(b)	217,000	198,757
Global Atlantic Fin Co.		
4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	750,000	626,783
3.13%, 6/15/31, Callable 3/15/31 @ 100 (a)	250,000	183,270
Huntington Bancshares, Inc., 2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(b)	1,000,000	723,829
JPMorgan Chase & Co.		
2.96% (SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100 (b)	500,000	411,670
5.72% (SOFR+258bps), 9/14/33, Callable 9/14/32 @ 100 (b)	250,000	245,665
KeyCorp., 4.79% (SOFR+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN(b)	189,000	178,554
MetLife, Inc., 9.25%, 4/8/38, Callable 4/8/33 @ 100(a)	250,000	291,893
Metropolitan Life Global Funding I, 2.40%, 1/11/32(a)	500,000	403,040
Morgan Stanley		
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN (b)	250,000	188,885
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100 (b)	600,000	437,658
New York Life Global Funding, 1.85%, 8/1/31(a)	1,600,000	1,260,959
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100	250,000	264,280
OWL Rock Core Income Corp.		
5.50%, 3/21/25 (a)	500,000	485,375
4.70%, 2/8/27, Callable 1/8/27 @ 100 (a)	375,000	336,068
7.75%, 9/16/27, Callable 8/16/27 @ 100 (a)	152,000	151,234
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(b)(f)	399,000	389,931
State Street Corp., 4.16% (SOFR+173bps), 8/4/33, Callable 8/4/32 @ 100(b)	750,000	692,265
Synchrony Bank, 5.63%, 8/23/27, Callable 7/23/27 @ 100	250,000	244,113
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(b)	500,000	437,300
The Bank of New York Mellon Corp., 4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(b)(f)	250,000	239,505
The Charles Schwab Corp., 5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(b)(f)	1,500,000	1,471,493
The Huntington National Bank, 5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100(b)	750,000	724,364

See notes to financial statements.
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December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
The PNC Financial Services Group, Inc., 4.63% (SOFR+185bps), 6/6/33, Callable 6/6/32 @ 100(b)	$ 500,000	$ 462,885
Truist Financial Corp.		
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100 (b)(f)	250,000	232,168
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100 (b)(f)	500,000	479,660
U.S. Bancorp, 4.97% (SOFR+211bps), 7/22/33, Callable 7/22/32 @ 100(b)	250,000	237,650
United Financial Bancorp, Inc., 5.75%, 10/1/24	300,000	289,917
Willis North America, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100	500,000	420,485
		18,209,789
Health Care (1.9%):		
Alcon Finance Corp., 5.75%, 12/6/52, Callable 6/6/52 @ 100(a)	250,000	253,610
Amgen, Inc., 3.00%, 1/15/52, Callable 7/15/51 @ 100	350,000	224,963
Baxter International, Inc., 2.27%, 12/1/28, Callable 10/1/28 @ 100	250,000	213,388
Bio-Rad Laboratories, Inc., 3.70%, 3/15/32, Callable 12/15/31 @ 100	500,000	428,515
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100	750,000	586,777
CVS Health Corp., 1.88%, 2/28/31, Callable 11/28/30 @ 100	500,000	391,585
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	250,000	207,063
GE HealthCare Technologies, Inc., 5.91%, 11/22/32, Callable 8/22/32 @ 100(a)	250,000	259,387
HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	500,000	430,200
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	500,000	400,110
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88(a)	209,000	172,872
Tenet Healthcare Corp.		
4.25%, 6/1/29, Callable 6/1/24 @ 102.13 (a)	250,000	216,453
4.38%, 1/15/30, Callable 12/1/24 @ 102.19 (a)	50,000	43,320
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100(a)	393,000	298,562
		4,126,805
Industrials (3.9%):		
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	500,000	384,190
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100	500,000	398,855
Allegiant Travel Co., 7.25%, 8/15/27, Callable 8/15/24 @ 103.63(a)	500,000	475,950
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a)	250,000	228,715
Ashtead Capital, Inc.		
2.45%, 8/12/31, Callable 5/12/31 @ 100 (a)	250,000	193,053
5.50%, 8/11/32, Callable 5/11/32 @ 100 (a)	250,000	239,598
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a)	250,000	204,815
Delta Air Lines Pass Through Trust, 2.50%, 6/10/28	123,856	104,152
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a)	500,000	470,954
FedEx Corp., 4.05%, 2/15/48, Callable 8/15/47 @ 100	302,000	229,399
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100	1,000,000	741,250
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	250,000	234,835
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25(a)	1,125,073	1,120,965
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100	250,000	247,743
Southwest Airlines Co., 2.63%, 2/10/30, Callable 11/10/29 @ 100	250,000	206,895
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25, Callable 9/20/23 @ 104(a)	800,000	803,328
The Boeing Co.		
3.63%, 2/1/31, Callable 11/1/30 @ 100	250,000	218,810
5.81%, 5/1/50, Callable 11/1/49 @ 100	1,000,000	930,400
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100	500,000	445,605
XPO Escrow Sub LLC, 7.50%, 11/15/27, Callable 11/15/24 @ 103.75(a)	500,000	504,515
		8,384,027
Information Technology (3.3%):		
Autodesk, Inc., 2.40%, 12/15/31, Callable 9/15/31 @ 100	350,000	280,704
Broadcom, Inc.		
2.60%, 2/15/33, Callable 11/15/32 @ 100 (a)	500,000	374,795
3.42%, 4/15/33, Callable 1/15/33 @ 100 (a)	250,000	200,670
Fidelity National Information Services, Inc., 5.10%, 7/15/32, Callable 4/15/32 @ 100	500,000	482,390
Global Payments, Inc.		
2.90%, 11/15/31, Callable 8/15/31 @ 100	500,000	395,155
4.15%, 8/15/49, Callable 2/15/49 @ 100	750,000	535,778
Micron Technology, Inc., 2.70%, 4/15/32, Callable 1/15/32 @ 100	250,000	187,550

See notes to financial statements.
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December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Microsoft Corp., 2.53%, 6/1/50, Callable 12/1/49 @ 100	$ 1,000,000	$ 666,409
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06(a)	250,000	194,828
Oracle Corp.		
3.85%, 7/15/36, Callable 1/15/36 @ 100	750,000	613,537
3.60%, 4/1/50, Callable 10/1/49 @ 100	250,000	170,553
Seagate HDD, 9.63%, 12/1/32, Callable 12/1/27 @ 104.81(a)	1,155,450	1,267,008
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	500,000	410,785
VMware, Inc., 2.20%, 8/15/31, Callable 5/15/31 @ 100	500,000	379,084
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	450,000	323,586
Workday, Inc., 3.80%, 4/1/32, Callable 1/1/32 @ 100	250,000	220,628
		6,703,460
Materials (2.0%):		
Albemarle Corp., 5.05%, 6/1/32, Callable 3/1/32 @ 100	250,000	235,608
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100	1,000,000	812,570
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100	507,000	420,536
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100	250,000	190,440
Celanese U.S. Holdings LLC, 6.33%, 7/15/29, Callable 5/15/29 @ 100	128,000	124,586
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100	881,000	688,977
LYB International Finance III LLC, 3.38%, 10/1/40, Callable 4/1/40 @ 100	250,000	177,555
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	355,000	280,454
The Dow Chemical Co., 6.90%, 5/15/53, Callable 11/15/52 @ 100	231,000	251,990
Vulcan Materials Co.		
3.50%, 6/1/30, Callable 3/1/30 @ 100	750,000	661,125
4.50%, 6/15/47, Callable 12/15/46 @ 100	545,000	455,506
		4,299,347
Real Estate (3.0%):		
Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33, Callable 11/1/32 @ 100	1,000,000	745,060
Boston Properties LP, 2.45%, 10/1/33, Callable 7/1/33 @ 100	1,100,000	795,486
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	250,000	197,590
Crown Castle International Corp., 2.90%, 4/1/41, Callable 10/1/40 @ 100	500,000	342,950
Equinix, Inc., 3.90%, 4/15/32, Callable 1/15/32 @ 100	250,000	221,433
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32, Callable 10/15/31 @ 100	483,000	386,497
Healthpeak Properties, Inc.		
2.13%, 12/1/28, Callable 10/1/28 @ 100	500,000	420,415
2.88%, 1/15/31, Callable 10/15/30 @ 100	250,000	208,905
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	250,000	206,228
Invitation Homes Operating Partnership LP, 2.70%, 1/15/34, Callable 10/15/33 @ 100	500,000	365,890
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 2/15/29, Callable 2/15/24 @ 102.25(a)	400,000	346,292
SBA Tower Trust		
6.60%, 1/15/28, Callable 1/15/27 @ 100 (a)	211,000	210,484
2.59%, 10/15/31 (a)	500,000	383,792
Simon Property Group LP, 2.25%, 1/15/32, Callable 10/15/31 @ 100	1,000,000	778,399
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a)	664,000	580,356
		6,189,777
Utilities (0.5%):		
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a)	500,000	391,655
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100	250,000	198,165
NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100(a)	500,000	440,740
		1,030,560
Total Corporate Bonds (Cost $72,553,094)		64,056,593
Yankee Dollars (6.0%)		
Communication Services (0.7%):		
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100(a)	1,250,000	1,062,450
Rogers Communications, Inc.		
3.80%, 3/15/32, Callable 12/15/31 @ 100 (a)	250,000	215,760
4.55%, 3/15/52, Callable 9/15/51 @ 100 (a)	250,000	195,008
		1,473,218

See notes to financial statements.
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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary (0.0%):(g)		
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28, Callable 10/1/27 @ 100(a)	$ 100,000	$ 79,881
Consumer Staples (0.2%):		
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a)	500,000	385,740
Energy (0.2%):		
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(b)(f)	500,000	476,245
Financials (2.8%):		
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(b)	500,000	379,530
Barclays PLC, 3.56% (H15T5Y+3bps), 9/23/35, Callable 9/23/30 @ 100(b)	750,000	574,807
Brookfield Finance I UK PLC, 2.34%, 1/30/32, Callable 10/30/31 @ 100	250,000	190,130
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100	600,000	480,216
Credit Suisse Group AG, 3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100(a)(b)	500,000	347,180
Deutsche Bank AG, 3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(b)	1,000,000	715,880
HSBC Holdings PLC, 8.11% (SOFR+425bps), 11/3/33, Callable 11/3/32 @ 100(b)	250,000	264,937
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100(a)	350,000	206,955
Lloyds Banking Group PLC		
3.75% (H15T1Y+180bps), 3/18/28, Callable 3/18/27 @ 100 (b)	250,000	230,498
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100 (b)	152,000	161,090
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(b)	750,000	544,140
Mizuho Financial Group, Inc., 2.56%, 9/13/31	500,000	382,315
Societe Generale SA		
3.34% (H15T1Y+160bps), 1/21/33, Callable 1/21/32 @ 100 (a)(b)	500,000	392,725
4.03% (H15T1Y+190bps), 1/21/43, Callable 1/21/42 @ 100 (a)(b)	500,000	338,870
Westpac Banking Corp., 3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100(b)	750,000	554,865
		5,764,138
Health Care (0.3%):		
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100	650,000	528,093
Industrials (0.2%):		
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	250,000	235,370
Ferguson Finance PLC, 4.65%, 4/20/32, Callable 1/20/32 @ 100(a)	250,000	228,150
		463,520
Information Technology (0.3%):		
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100	500,000	391,090
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a)	294,000	296,434
		687,524
Materials (0.2%):		
ArcelorMittal SA, 6.80%, 11/29/32, Callable 8/29/32 @ 100	250,000	249,235
Yara International ASA, 7.38%, 11/14/32, Callable 8/14/32 @ 100(a)	250,000	261,070
		510,305
Real Estate (0.8%):		
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100(a)	1,992,000	1,499,856
Utilities (0.3%):		
Enel SpA, 8.75% (USSW5+588bps), 9/24/73, Callable 9/24/23 @ 100(a)(b)	700,000	700,889
Total Yankee Dollars (Cost $15,082,872)		12,569,409
Municipal Bonds (0.7%)		
Alabama (0.1%):		
Homewood Educational Building Authority Revenue, 2.25%, 12/1/29	250,000	204,760
Louisiana (0.1%):		
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 4.48%, 8/1/39	145,000	134,916

See notes to financial statements.

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December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Montana (0.1%):		
Montana Facility Finance Authority Revenue, 2.44%, 8/15/31	$ 250,000	$ 198,046
New York (0.1%):		
New York City Housing Development Corp. Revenue, 3.76%, 1/1/29	250,000	228,514
South Carolina (0.1%):		
County of Charleston SC Revenue, 1.92%, 12/1/29	250,000	203,301
Washington (0.2%):		
Port of Seattle WA Revenue, 3.91%, 8/1/30	500,000	461,926
Total Municipal Bonds (Cost $1,643,411)		1,431,463
U.S. Government Agency Mortgages (3.2%)		
Federal Home Loan Mortgage Corp.		
5.00%, 9/1/52 - 10/1/52	535,506	527,530
		527,530
Federal National Mortgage Association		
4.00%, 9/1/42 (e)	482,808	458,636
4.00%, 5/1/52 - 9/1/52	2,162,034	2,026,566
4.50%, 6/1/52 - 9/1/52	1,928,418	1,856,184
5.50%, 6/1/52 - 10/1/52	1,455,266	1,459,252
6.00%, 7/1/52	471,764	479,024
		6,279,662
Total U.S. Government Agency Mortgages (Cost $7,061,339)		6,807,192
U.S. Treasury Obligations (17.3%)		
U.S. Treasury Bonds		
1.38%, 11/15/40	2,500,000	1,626,953
1.75%, 8/15/41	14,650,000	10,042,117
3.38%, 8/15/42	1,250,000	1,117,773
1.25%, 5/15/50	1,000,000	540,938
2.00%, 8/15/51	4,500,000	2,961,563
U.S. Treasury Notes		
2.38%, 3/31/29	1,900,000	1,729,445
0.63%, 8/15/30	2,850,000	2,243,039
1.25%, 8/15/31	4,500,000	3,653,438
1.88%, 2/15/32	10,650,000	9,032,531
2.75%, 8/15/32	3,700,000	3,368,156
Total U.S. Treasury Obligations (Cost $40,209,639)		36,315,953
Commercial Papers (0.3%)		
Energy Transfer LP, 6.46%, 1/3/23 (a)(h)	600,000	599,677
Total Commercial Papers (Cost $599,833)		599,677
Total Investments (Cost $229,607,091) — 98.5%		206,689,837
Other assets in excess of liabilities — 1.5%		3,165,658
NET ASSETS - 100.00%		$ 209,855,495

(a) Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2022, the fair value of these securities was $103,845,774 and amounted to 49.5% of net assets.

(b) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2022.

(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2022.

(d) Security is interest only.

(e) Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

See notes to financial statements.
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December 31, 2022
(Unaudited)

(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Amount represents less than 0.05% of net assets.
(h) Rate represents the effective yield at December 31, 2022.

bps—Basis points
H15T1Y—1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2022.
H15T5Y—5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2022.
H15T10Y—10 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2022.
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of December 31, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of December 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
SOFR01M—1 Month SOFR, rate disclosed as of December 31, 2022.
SOFR03M—3 Month SOFR, rate disclosed as of December 31, 2022.
SOFR30A—30 day average of SOFR, rate disclosed as of December 31, 2022
TSFR1M—1 month Term SOFR, rate disclosed as of December 31, 2022.
TSFR3M—3 month Term SOFR, rate disclosed as of December 31, 2022.
USSW5—USD 5 Year Swap Rate, rate disclosed as of December 31, 2022.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	60	3/22/23	$ 6,773,013	$ 6,737,812	$ (35,201)
30-Year U.S. Treasury Bond Futures	27	3/22/23	3,389,290	3,384,281	(5,009)
5-Year U.S. Treasury Note Futures	8	3/31/23	864,907	863,438	(1,469)
					$ (41,679)
Total unrealized appreciation					$ –
Total unrealized depreciation					(41,679)
Total net unrealized appreciation (depreciation)					$ (41,679)

See notes to financial statements.
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December 31, 2022

(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (79.6%)		
Communication Services (7.9%):		
AT&T, Inc., 3.10%, 2/1/43, Callable 8/1/42 @ 100	$ 2,000,000	$ 1,385,540
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 4/1/33, Callable 1/1/33 @ 100	750,000	642,750
Comcast Corp., 2.89%, 11/1/51, Callable 5/1/51 @ 100(a)	1,000,000	647,170
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100	500,000	443,715
Paramount Global		
3.38%, 2/15/28, Callable 11/15/27 @ 100	445,000	394,746
4.20%, 6/1/29, Callable 3/1/29 @ 100	750,000	667,005
Rogers Communications, Inc., 4.50%, 3/15/42, Callable 9/15/41 @ 100(a)	500,000	406,130
T-Mobile USA, Inc.		
2.55%, 2/15/31, Callable 11/15/30 @ 100	1,500,000	1,222,395
2.25%, 11/15/31, Callable 8/15/31 @ 100	500,000	393,200
Verizon Communications, Inc.		
1.75%, 1/20/31, Callable 10/20/30 @ 100	1,000,000	774,580
2.88%, 11/20/50, Callable 5/20/50 @ 100	1,000,000	630,700
Warnermedia Holdings, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100(a)	389,000	299,141
		7,907,072
Consumer Discretionary (6.3%):		
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100	250,000	204,380
Amazon.com, Inc., 2.88%, 5/12/41, Callable 11/12/40 @ 100	500,000	373,390
AutoNation, Inc., 3.85%, 3/1/32, Callable 12/1/31 @ 100	500,000	399,650
BMW US Capital LLC, 3.70%, 4/1/32, Callable 1/1/32 @ 100(a)	500,000	447,915
General Motors Financial Co., Inc., 4.30%, 4/6/29, Callable 2/6/29 @ 100	500,000	448,830
Genuine Parts Co., 2.75%, 2/1/32, Callable 11/1/31 @ 100	167,000	134,367
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	500,000	469,075
Kohl's Corp., 3.63%, 5/1/31, Callable 2/1/31 @ 100	250,000	175,513
Lowe's Cos., Inc., 2.80%, 9/15/41, Callable 3/15/41 @ 100	1,000,000	680,720
Marriott International, Inc., 3.50%, 10/15/32, Callable 7/15/32 @ 100	500,000	415,610
Newell Brands, Inc., 6.38%, 9/15/27, Callable 6/15/27 @ 100	250,000	248,215
PulteGroup, Inc., 6.00%, 2/15/35	500,000	477,965
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a)	750,000	593,460
The Home Depot, Inc., 2.38%, 3/15/51, Callable 9/15/50 @ 100	600,000	363,078
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100	500,000	384,090
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	76,000	63,222
Volkswagen Group of America Finance LLC, 4.60%, 6/8/29, Callable 4/8/29 @ 100(a)	500,000	472,745
		6,352,225
Consumer Staples (3.7%):		
Anheuser-Busch InBev Worldwide, Inc.		
3.50%, 6/1/30, Callable 3/1/30 @ 100	750,000	682,132
3.75%, 7/15/42	750,000	599,918
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100	500,000	410,440
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100	250,000	200,195
General Mills, Inc., 2.25%, 10/14/31, Callable 7/14/31 @ 100	750,000	601,493
Keurig Dr Pepper, Inc.		
3.95%, 4/15/29, Callable 2/15/29 @ 100	250,000	232,273
4.50%, 4/15/52, Callable 10/15/51 @ 100	75,000	62,847
McCormick & Co., Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100	500,000	386,845
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100	500,000	401,270
Walgreens Boots Alliance, Inc., 4.10%, 4/15/50, Callable 10/15/49 @ 100	250,000	183,960
		3,761,373
Energy (0.6%):		
Energy Transfer LP, 6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(b)(c)	250,000	217,143
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 9/15/30, Callable 6/15/30 @ 100	500,000	434,695
		651,838
Financials (22.3%):		
Ally Financial, Inc., 7.10%, 11/15/27, Callable 10/15/27 @ 100	278,000	283,429
American Express Co., 4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(b)	500,000	481,880
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100(a)	500,000	383,310

See notes to financial statements.
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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100	$ 250,000	$ 185,345
Bank of America Corp.		
4.38% (H15T5Y+276bps), Callable 1/27/27 @ 100 (b)(c)	500,000	424,910
3.42% (LIBOR03M+104bps), 12/20/28, Callable 12/20/27 @ 100 (b)	1,500,000	1,360,545
2.69% (SOFR+110bps), 4/22/32, Callable 4/22/31 @ 100 (b)	2,000,000	1,600,140
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (b)	250,000	196,115
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100(a)	250,000	184,373
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100	500,000	482,350
F&G Global Funding, 2.00%, 9/20/28(a)	250,000	207,143
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a)	750,000	683,084
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100	750,000	548,325
GA Global Funding Trust, 1.63%, 1/15/26(a)	500,000	443,730
Global Atlantic Fin Co., 3.13%, 6/15/31, Callable 3/15/31 @ 100(a)	250,000	183,270
Huntington Bancshares, Inc., 2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(b)	500,000	361,915
JPMorgan Chase & Co.		
4.60% (SOFR+313bps), Callable 2/1/25 @ 100 (b)(c)	500,000	443,965
2.95% (SOFR+117bps), 2/24/28, Callable 2/24/27 @ 100 (b)	500,000	452,605
2.96% (SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100 (b)	250,000	205,835
1.95% (SOFR+1bps), 2/4/32, Callable 2/4/31 @ 100 (b)	2,500,000	1,913,674
3.33% (SOFR+158bps), 4/22/52, Callable 4/22/51 @ 100 (b)	1,000,000	688,850
KeyBank NA, 3.90%, 4/13/29	500,000	445,479
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100(a)	500,000	394,110
MetLife, Inc., 4.13%, 8/13/42	500,000	423,985
Morgan Stanley		
1.59% (SOFR+88bps), 5/4/27, Callable 5/4/26 @ 100 (b)	2,500,000	2,194,699
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN (b)	500,000	377,770
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100 (b)	250,000	182,358
2.80% (SOFR+143bps), 1/25/52, Callable 1/25/51 @ 100 (b)	1,000,000	621,020
New York Life Global Funding, 1.85%, 8/1/31(a)	500,000	394,050
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100	500,000	528,560
OWL Rock Core Income Corp., 4.70%, 2/8/27, Callable 1/8/27 @ 100(a)	375,000	336,068
Prudential Financial, Inc., 3.94%, 12/7/49, Callable 6/7/49 @ 100	500,000	392,510
Regions Bank, 6.45%, 6/26/37	1,000,000	1,036,989
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100	250,000	190,620
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100(b)	500,000	470,900
The Bank of New York Mellon Corp., 4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(b)(c)	250,000	239,505
The Huntington National Bank, 5.65%, 1/10/30, Callable 11/10/29 @ 100	250,000	251,028
The PNC Financial Services Group, Inc., 2.55%, 1/22/30, Callable 10/24/29 @ 100	500,000	424,890
Truist Financial Corp.		
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100 (b)(c)	500,000	464,335
1.89% (SOFR+63bps), 6/7/29, Callable 6/7/28 @ 100, MTN (b)	1,000,000	840,260
W R Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100	250,000	172,333
Webster Financial Corp., 4.10%, 3/25/29, Callable 12/25/28 @ 100	500,000	454,045
		22,550,307
Health Care (6.9%):		
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100	500,000	420,285
Amgen, Inc.		
1.65%, 8/15/28, Callable 6/15/28 @ 100	500,000	417,745
4.20%, 2/22/52, Callable 8/22/51 @ 100	250,000	200,718
Baxter International, Inc., 2.54%, 2/1/32, Callable 11/1/31 @ 100(a)	250,000	199,125
Bio Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100	250,000	230,648
Bristol-Myers Squibb Co., 2.55%, 11/13/50, Callable 5/13/50 @ 100	500,000	315,795
Cigna Corp., 3.40%, 3/1/27, Callable 12/1/26 @ 100	500,000	469,220
CVS Health Corp., 1.75%, 8/21/30, Callable 5/21/30 @ 100	2,000,000	1,572,180
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	1,000,000	828,250
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100(a)	500,000	366,600
HCA, Inc., 4.38%, 3/15/42, Callable 9/15/41 @ 100(a)	94,000	75,123
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	500,000	400,110
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	500,000	467,295
PerkinElmer, Inc., 2.55%, 3/15/31, Callable 12/15/30 @ 100	500,000	403,870
Roche Holdings, Inc., 1.93%, 12/13/28, Callable 10/13/28 @ 100(a)	500,000	428,085

See notes to financial statements.
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Schedule of Portfolio Investments — *continued*
December 31, 2022

(Unaudited)

Security Description	Principal Amount	Value
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100(a)	$ 191,000	$ 145,103
		6,940,152
Industrials (8.7%):		
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	750,000	576,285
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100	250,000	199,428
Ashtead Capital, Inc., 5.50%, 8/11/32, Callable 5/11/32 @ 100(a)	500,000	479,195
Burlington Northern Santa Fe LLC		
3.65%, 9/1/25, Callable 6/1/25 @ 100	500,000	485,890
3.90%, 8/1/46, Callable 2/1/46 @ 100	500,000	407,830
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	500,000	416,035
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	750,000	568,222
Daimler Trucks Finance North America LLC, 2.38%, 12/14/28(a)	350,000	294,826
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a)	250,000	235,478
FedEx Corp., 4.05%, 2/15/48, Callable 8/15/47 @ 100	250,000	189,900
Fortune Brands Home & Security, Inc., 4.00%, 3/25/32, Callable 12/25/31 @ 100	250,000	216,978
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100	750,000	555,938
Hubbell, Inc., 2.30%, 3/15/31, Callable 12/15/30 @ 100	500,000	398,160
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	500,000	430,240
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	500,000	368,535
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100	500,000	495,485
Quanta Services, Inc., 2.90%, 10/1/30, Callable 7/1/30 @ 100	500,000	411,675
Ryder System, Inc., 2.85%, 3/1/27, Callable 2/1/27 @ 100, MTN	500,000	452,655
The Boeing Co.		
3.63%, 2/1/31, Callable 11/1/30 @ 100	750,000	656,430
5.81%, 5/1/50, Callable 11/1/49 @ 100	500,000	465,200
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100	500,000	445,605
		8,749,990
Information Technology (7.2%):		
Autodesk, Inc., 2.40%, 12/15/31, Callable 9/15/31 @ 100	750,000	601,507
Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(a)	1,000,000	749,590
Dell, Inc., 5.40%, 9/10/40	500,000	437,590
Global Payments, Inc., 5.40%, 8/15/32, Callable 5/15/32 @ 100	250,000	238,345
HP, Inc., 4.00%, 4/15/29, Callable 2/15/29 @ 100	500,000	457,800
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	500,000	413,585
Microsoft Corp.		
3.45%, 8/8/36, Callable 2/8/36 @ 100	500,000	443,715
2.53%, 6/1/50, Callable 12/1/49 @ 100	250,000	166,603
Oracle Corp.		
1.65%, 3/25/26, Callable 2/25/26 @ 100	1,000,000	896,179
2.95%, 4/1/30, Callable 1/1/30 @ 100	500,000	426,800
3.60%, 4/1/50, Callable 10/1/49 @ 100	250,000	170,553
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(a)	1,000,000	811,100
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	1,000,000	821,570
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	250,000	179,770
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100	500,000	458,650
		7,273,357
Materials (5.1%):		
Albemarle Corp., 4.65%, 6/1/27, Callable 5/1/27 @ 100	500,000	488,910
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100	588,000	487,722
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100	500,000	380,880
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a)	500,000	464,780
Celanese U.S. Holdings LLC, 6.33%, 7/15/29, Callable 5/15/29 @ 100	128,000	124,586
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100	250,000	195,510
Ecolab, Inc., 2.70%, 12/15/51, Callable 6/15/51 @ 100	250,000	156,565
Glencore Funding LLC, 1.63%, 4/27/26, Callable 3/27/26 @ 100(a)	300,000	265,518
LYB International Finance III LLC, 4.20%, 5/1/50, Callable 11/1/49 @ 100	500,000	370,865
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100	750,000	481,605
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	500,000	395,005
The Dow Chemical Co., 6.30%, 3/15/33, Callable 12/15/32 @ 100	500,000	526,815

See notes to financial statements.
124

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100	$ 1,000,000	$ 797,990
		5,136,751
Real Estate (4.4%):		
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32, Callable 2/18/32 @ 100	1,000,000	769,460
American Tower Corp., 1.50%, 1/31/28, Callable 11/30/27 @ 100	500,000	414,165
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100	500,000	381,015
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	250,000	197,590
Crown Castle International Corp.		
2.25%, 1/15/31, Callable 10/15/30 @ 100	250,000	199,923
2.90%, 4/1/41, Callable 10/1/40 @ 100	250,000	171,475
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100	500,000	462,115
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	500,000	395,145
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32, Callable 10/15/31 @ 100	117,000	93,623
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	500,000	412,455
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100	500,000	344,015
Physicians Realty LP, 2.63%, 11/1/31, Callable 8/1/31 @ 100	250,000	194,905
SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27 @ 100(a)	210,000	209,487
Simon Property Group LP, 2.25%, 1/15/32, Callable 10/15/31 @ 100	250,000	194,600
		4,439,973
Utilities (6.5%):		
Alabama Power Co., 3.13%, 7/15/51, Callable 1/15/51 @ 100	500,000	345,260
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	250,000	220,690
DTE Electric Co., 3.65%, 3/1/52, Callable 9/1/51 @ 100	500,000	389,560
Duke Energy Carolinas LLC, 2.85%, 3/15/32, Callable 12/15/31 @ 100	250,000	211,215
Duke Energy Florida LLC, 2.40%, 12/15/31, Callable 9/15/31 @ 100	1,000,000	814,309
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a)	250,000	195,828
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100	500,000	396,330
Florida Power & Light Co.		
3.15%, 10/1/49, Callable 4/1/49 @ 100	250,000	181,608
2.88%, 12/4/51, Callable 6/4/51 @ 100	500,000	340,480
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100	500,000	459,960
MidAmerican Energy Co., 2.70%, 8/1/52, Callable 2/1/52 @ 100	500,000	321,930
NextEra Energy Capital Holdings, Inc.		
4.47% (SOFR+40bps), 11/3/23, Callable 2/10/23 @ 100 (b)	250,000	249,003
2.44%, 1/15/32, Callable 10/15/31 @ 100	500,000	402,965
Oglethorpe Power Corp., 4.50%, 4/1/47, Callable 10/1/46 @ 100(a)	312,000	248,208
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100	500,000	403,074
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100	500,000	343,205
Southwestern Electric Power Co., 3.25%, 11/1/51, Callable 5/1/51 @ 100	250,000	165,305
Union Electric Co., 2.15%, 3/15/32, Callable 12/15/31 @ 100	500,000	394,935
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100	250,000	160,790
Xcel Energy, Inc., 2.35%, 11/15/31, Callable 5/15/31 @ 100	500,000	399,035
		6,643,690
Total Corporate Bonds (Cost $98,026,491)		80,406,728
Yankee Dollars (18.0%)		
Communication Services (0.4%):		
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100(a)	500,000	424,980
Consumer Discretionary (0.4%):		
Bacardi Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100(a)	500,000	480,310
Consumer Staples (0.6%):		
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100(a)	500,000	422,500
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a)	250,000	192,870
		615,370
Energy (1.8%):		
BP Capital Markets PLC		
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (b)(c)	500,000	476,245

See notes to financial statements.
125

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Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100 (b)(c)	$ 250,000	$ 218,875
Shell International Finance BV		
2.75%, 4/6/30, Callable 1/6/30 @ 100	500,000	439,460
2.88%, 11/26/41, Callable 5/26/41 @ 100	500,000	363,975
Var Energi ASA, 8.00%, 11/15/32, Callable 8/15/32 @ 100(a)	250,000	257,725
		1,756,280
Financials (10.9%):		
Bank of New Zealand, 2.87%, 1/27/32(a)	250,000	206,095
Barclays PLC, 4.95%, 1/10/47	1,000,000	863,950
BNP Paribas SA, 4.63%, 3/13/27(a)	500,000	476,875
BPCE SA, 3.25%, 1/11/28(a)	250,000	224,213
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100	500,000	400,180
Canadian Imperial Bank of Commerce, 7.26%, 4/10/32(a)	227,603	260,187
Commonwealth Bank of Australia, 2.69%, 3/11/31(a)	500,000	384,515
Credit Agricole SA, 3.25%, 10/4/24(a)	500,000	481,810
Credit Suisse Group AG		
3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100 (a)(b)	500,000	347,180
6.54% (SOFR+392bps), 8/12/33, Callable 8/12/32 @ 100 (a)(b)	435,000	382,138
9.02% (SOFR+502bps), 11/15/33, Callable 11/15/32 @ 100 (a)(b)	250,000	257,178
Deutsche Bank AG, 4.88% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100(b)	500,000	417,490
HSBC Holdings PLC, 2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(b)	1,000,000	807,670
JAB Holdings BV, 4.50%, 4/8/52, Callable 10/8/51 @ 100(a)	250,000	169,775
Lloyds Banking Group PLC		
1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100 (b)	1,000,000	864,900
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100 (b)	303,000	321,119
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(b)	500,000	362,760
NatWest Group PLC, 1.64% (H15T1Y+90bps), 6/14/27, Callable 6/14/26 @ 100(b)	1,000,000	866,550
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN	250,000	235,313
Societe Generale SA, 1.49% (H15T1Y+1bps), 12/14/26, Callable 12/14/25 @ 100(a)(b)	500,000	435,695
Standard Chartered PLC, 7.77% (H15T1Y+345bps), 11/16/28, Callable 11/16/27 @ 100(a)(b)	500,000	529,830
Sumitomo Mitsui Financial Group, Inc., 2.47%, 1/14/29	250,000	210,685
The Bank of Nova Scotia, 4.50%, 12/16/25	500,000	490,535
The Toronto-Dominion Bank, 3.63% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100(b)	500,000	460,410
Westpac Banking Corp., 4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100(b)	500,000	468,615
		10,925,668
Health Care (0.7%):		
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(a)	152,000	134,526
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	725,000	569,074
		703,600
Industrials (1.6%):		
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	500,000	470,740
Ferguson Finance PLC		
3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	500,000	423,710
4.65%, 4/20/32, Callable 1/20/32 @ 100 (a)	250,000	228,150
Siemens Financieringsmaatschappij NV, 3.40%, 3/16/27(a)	500,000	471,085
		1,593,685
Information Technology (0.1%):		
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a)	98,000	98,811
Materials (0.6%):		
ArcelorMittal SA, 6.80%, 11/29/32, Callable 8/29/32 @ 100	250,000	249,235
CCL Industries, Inc., 3.25%, 10/1/26, Callable 7/1/26 @ 100(a)	500,000	453,450
		702,685
Real Estate (0.4%):		
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100(a)	504,000	379,482

See notes to financial statements.
126

Victory Portfolios II
VictoryShares ESG Corporate Bond ETF

Schedule of Portfolio Investments *— continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Utilities (0.5%):		
Enel Finance International NV, 7.50%, 10/14/32, Callable 7/14/32 @ 100(a)	$ 500,000	$ 531,350
Total Yankee Dollars (Cost $21,260,472)		18,212,221
Commercial Papers (1.0%)		
Southwestern Public Service Co., 6.06%, 1/3/23 (a)(d)	1,000,000	999,495
Total Commercial Papers (Cost $999,756)		999,495
Total Investments (Cost $120,286,719) — 98.6%		99,618,444
Other assets in excess of liabilities — 1.4%		1,442,356
NET ASSETS - 100.00%		$ 101,060,800

(a) Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2022, the fair value of these securities was $21,260,440 and amounted to 21.0% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2022.
(c) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(d) Rate represents the effective yield at December 31, 2022.

bps—Basis points
H15T1Y—1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2022.
H15T5Y—5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2022.
H15T10Y—10 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2022.
LIBOR—London Interbank Offered Rate
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of December 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
USISDA05—5 Year ICE Swap Rate, rate disclosed as of December 31, 2022
USSW5—USD 5 Year Swap Rate, rate disclosed as of December 31, 2022.

See notes to financial statements.
127

Victory Portfolios II
VictoryShares THB Mid Cap ESG ETF

Schedule of Portfolio Investments
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.9%)		
Aerospace & Defense (4.2%):		
HEICO Corp.	597	$ 91,723
Building Products (2.9%):		
Carlisle Cos., Inc.	266	62,683
Commercial Services & Supplies (9.9%):		
Cintas Corp.	168	75,872
Copart, Inc. (a)	1,280	77,938
Rollins, Inc.	1,744	63,726
		217,536
Consumer Discretionary (9.8%):		
LKQ Corp.	1,176	62,810
NVR, Inc. (a)	17	78,414
Pool Corp.	238	71,955
		213,179
Consumer Staples (6.0%):		
Darling Ingredients, Inc. (a)	1,059	66,283
The Hershey Co.	282	65,303
		131,586
Health Care (18.5%):		
Chemed Corp.	158	80,648
Hologic, Inc. (a)	1,151	86,106
Laboratory Corp. of America Holdings	304	71,586
STERIS PLC	356	65,750
Waters Corp. (a)	296	101,404
		405,494
Information Technology (19.2%):		
Amphenol Corp., Class A	1,130	86,038
Cadence Design Systems, Inc. (a)	481	77,268
Keysight Technologies, Inc. (a)	430	73,560
PTC, Inc. (a)	550	66,022
Teledyne Technologies, Inc. (a)	184	73,583
Zebra Technologies Corp. (a)	166	42,564
		419,035
Machinery (7.5%):		
Graco, Inc.	1,068	71,834
The Toro Co.	812	91,918
		163,752
Materials (3.3%):		
Crown Holdings, Inc.	865	71,112
Professional Services (7.4%):		
CACI International, Inc., Class A (a)	257	77,252
Verisk Analytics, Inc.	484	85,387
		162,639
Road & Rail (8.0%):		
J.B. Hunt Transport Services, Inc.	373	65,036
Landstar System, Inc.	333	54,246
Old Dominion Freight Line, Inc.	193	54,770
		174,052
Trading Companies & Distributors (3.2%):		
Fastenal Co.	1,500	70,980
Total Common Stocks (Cost $2,256,450)		2,183,771
Total Investments (Cost $2,256,450) — 99.9%		2,183,771
Other assets in excess of liabilities — 0.1%		3,199
NET ASSETS - 100.00%		$ 2,186,970

See notes to financial statements.
128

Victory Portfolios II VictoryShares THB Mid Cap ESG ETF 129 (Unaudited) Schedule of Portfolio Investments — continued December 31, 2022 See notes to financial statements. (a) Non-income producing security. PLC—Public Limited Company

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

Schedule of Portfolio Investments
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)		
Biotechnology (4.8%):		
AbbVie, Inc.	14,905	$ 2,408,796
Amgen, Inc.	4,498	1,181,355
Biogen, Inc. (a)	1,217	337,012
Gilead Sciences, Inc.	10,566	907,091
Incyte Corp. (a)	1,552	124,657
Moderna, Inc. (a)	2,787	500,601
Regeneron Pharmaceuticals, Inc. (a)	900	649,341
Vertex Pharmaceuticals, Inc. (a)	2,170	626,653
		6,735,506
Communication Services (11.4%):		
Activision Blizzard, Inc.	4,921	376,703
Alphabet, Inc., Class C (a)	36,583	3,246,010
Alphabet, Inc., Class A (a)	41,258	3,640,193
AT&T, Inc.	49,231	906,343
Charter Communications, Inc., Class A (a)	741	251,273
Comcast Corp., Class A	29,810	1,042,455
DISH Network Corp., Class A (a)	1,746	24,514
Electronic Arts, Inc.	1,817	222,001
Fox Corp., Class A	2,099	63,747
Fox Corp., Class B	953	27,113
Live Nation Entertainment, Inc. (a)	988	68,903
Lumen Technologies, Inc.	6,597	34,436
Match Group, Inc. (a)	1,923	79,785
Meta Platforms, Inc., Class A (a)	15,540	1,870,084
Netflix, Inc. (a)	3,069	904,987
News Corp., Class A	2,646	48,157
News Corp., Class B	811	14,955
Omnicom Group, Inc.	1,411	115,095
Paramount Global, Class B	3,493	58,962
Take-Two Interactive Software, Inc. (a)	1,094	113,918
The Interpublic Group of Cos., Inc.	2,681	89,304
The Walt Disney Co. (a)	12,594	1,094,166
T-Mobile U.S., Inc. (a)	4,128	577,920
Verizon Communications, Inc.	29,016	1,143,230
Warner Bros Discovery, Inc. (a)	15,275	144,807
		16,159,061
Communications Equipment (0.9%):		
Arista Networks, Inc. (a)	1,111	134,820
Cisco Systems, Inc.	18,503	881,484
F5, Inc. (a)	265	38,030
Juniper Networks, Inc.	1,464	46,789
Motorola Solutions, Inc.	758	195,344
		1,296,467
Consumer Discretionary (8.4%):		
Advance Auto Parts, Inc.	229	33,670
Amazon.com, Inc. (a)	33,743	2,834,412
Aptiv PLC (a)	1,023	95,272
AutoZone, Inc. (a)	71	175,099
Bath & Body Works, Inc.	864	36,409
Best Buy Co., Inc.	758	60,799
Booking Holdings, Inc. (a)	141	284,155
BorgWarner, Inc.	882	35,501
Caesars Entertainment, Inc. (a)	811	33,738
CarMax, Inc. (a)	600	36,534
Carnival Corp. (a)	3,810	30,709
Chipotle Mexican Grill, Inc. (a)	106	147,074
D.R. Horton, Inc.	1,182	105,363
Darden Restaurants, Inc.	459	63,493
Dollar General Corp.	864	212,760
Dollar Tree, Inc. (a)	794	112,303

See notes to financial statements.
130

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Domino's Pizza, Inc.	141	$	48,842
eBay, Inc.	2,064		85,594
Etsy, Inc. (a)	476		57,015
Expedia Group, Inc. (a)	564		49,406
Ford Motor Co.	15,011		174,578
Garmin Ltd.	582		53,713
General Motors Co.	5,398		181,589
Genuine Parts Co.	529		91,786
Hasbro, Inc.	494		30,139
Hilton Worldwide Holdings, Inc.	1,023		129,266
Las Vegas Sands Corp. (a)	1,252		60,184
Lennar Corp., Class A	970		87,785
LKQ Corp.	970		51,808
Lowe's Cos., Inc.	2,364		471,003
Marriott International, Inc., Class A	1,023		152,314
McDonald's Corp.	2,787		734,459
MGM Resorts International	1,217		40,806
Mohawk Industries, Inc. (a)	194		19,831
Newell Brands, Inc.	1,429		18,691
NIKE, Inc., Class B	4,798		561,414
Norwegian Cruise Line Holdings Ltd. (a)	1,605		19,645
NVR, Inc. (a)	18		83,026
O'Reilly Automotive, Inc. (a)	229		193,283
Pool Corp.	141		42,629
PulteGroup, Inc.	864		39,338
Ralph Lauren Corp.	159		16,802
Ross Stores, Inc.	1,323		153,561
Royal Caribbean Cruises Ltd. (a)	829		40,977
Starbucks Corp.	4,357		432,215
Tapestry, Inc.	917		34,919
Target Corp.	1,746		260,224
Tesla, Inc. (a)	10,213		1,258,037
The Home Depot, Inc.	3,898		1,231,222
The TJX Cos., Inc.	4,410		351,036
Tractor Supply Co.	423		95,162
Ulta Beauty, Inc. (a)	194		91,000
VF Corp.	1,252		34,568
Whirlpool Corp.	212		29,990
Wynn Resorts Ltd. (a)	388		31,998
Yum! Brands, Inc.	1,076		137,814
			11,974,960
Consumer Staples (12.7%):			
Altria Group, Inc.	14,058		642,591
Archer-Daniels-Midland Co.	4,304		399,626
Brown-Forman Corp., Class B	1,429		93,857
Campbell Soup Co.	1,570		89,098
Church & Dwight Co., Inc.	1,905		153,562
Colgate-Palmolive Co.	6,544		515,602
Conagra Brands, Inc.	3,757		145,396
Constellation Brands, Inc., Class A	1,270		294,323
Costco Wholesale Corp.	3,475		1,586,337
General Mills, Inc.	4,657		390,489
Hormel Foods Corp.	2,275		103,626
Kellogg Co.	2,011		143,264
Keurig Dr Pepper, Inc.	6,668		237,781
Kimberly-Clark Corp.	2,646		359,195
Lamb Weston Holdings, Inc.	1,129		100,887
McCormick & Co., Inc.	1,958		162,299
Molson Coors Beverage Co., Class B	1,482		76,353
Mondelez International, Inc., Class A	10,707		713,622
Monster Beverage Corp. (a)	2,981		302,661
PepsiCo, Inc.	10,813		1,953,476
Philip Morris International, Inc.	12,136		1,228,285
Sysco Corp.	3,969		303,430

See notes to financial statements.
131

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
The Clorox Co.	970	$ 136,120
The Coca-Cola Co.	30,533	1,942,203
The Estee Lauder Cos., Inc.	1,817	450,816
The Hershey Co.	1,147	265,611
The J.M. Smucker Co.	829	131,363
The Kraft Heinz Co.	6,244	254,193
The Kroger Co.	5,115	228,027
The Procter & Gamble Co.	18,592	2,817,803
Tyson Foods, Inc., Class A	2,275	141,619
Walgreens Boots Alliance, Inc.	5,627	210,225
Walmart, Inc.	11,077	1,570,608
		18,144,348
Electronic Equipment, Instruments & Components (0.7%):		
Amphenol Corp., Class A	2,681	204,131
CDW Corp.	617	110,184
Corning, Inc.	3,440	109,874
Keysight Technologies, Inc. (a)	811	138,738
TE Connectivity Ltd.	1,429	164,049
Teledyne Technologies, Inc. (a)	212	84,781
Trimble, Inc. (a)	1,111	56,172
Zebra Technologies Corp. (a)	229	58,718
		926,647
Health Care Equipment & Supplies (5.4%):		
Abbott Laboratories	14,693	1,613,145
Align Technology, Inc. (a)	617	130,125
Baxter International, Inc.	4,251	216,673
Becton Dickinson and Co.	2,399	610,066
Boston Scientific Corp. (a)	12,065	558,248
DENTSPLY SIRONA, Inc.	1,817	57,853
Dexcom, Inc. (a)	3,246	367,577
Edwards Lifesciences Corp. (a)	5,204	388,270
Hologic, Inc. (a)	2,099	157,026
IDEXX Laboratories, Inc. (a)	706	288,020
Intuitive Surgical, Inc. (a)	2,981	791,009
Medtronic PLC	11,201	870,542
ResMed, Inc.	1,235	257,041
STERIS PLC	847	156,432
Stryker Corp.	2,840	694,352
Teleflex, Inc.	388	96,856
The Cooper Cos., Inc.	423	139,873
Zimmer Biomet Holdings, Inc.	1,764	224,910
		7,618,018
Health Care Providers & Services (7.1%):		
AmerisourceBergen Corp.	1,358	225,034
Cardinal Health, Inc.	2,205	169,498
Centene Corp. (a)	4,763	390,614
Cigna Corp.	2,575	853,201
CVS Health Corp.	11,077	1,032,265
DaVita, Inc. (a)	459	34,274
Elevance Health, Inc.	2,011	1,031,583
HCA Healthcare, Inc.	1,782	427,609
Henry Schein, Inc. (a)	1,147	91,611
Humana, Inc.	1,058	541,897
Laboratory Corp. of America Holdings	741	174,491
McKesson Corp.	1,199	449,769
Molina Healthcare, Inc. (a)	494	163,129
Quest Diagnostics, Inc.	953	149,087
UnitedHealth Group, Inc.	7,867	4,170,925
Universal Health Services, Inc., Class B	547	77,067
		9,982,054

See notes to financial statements.
132

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VictoryShares WestEnd U.S. Sector ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
IT Services (4.5%):			
Accenture PLC, Class A	2,840	$	757,826
Akamai Technologies, Inc. (a)	706		59,516
Automatic Data Processing, Inc.	1,870		446,668
Broadridge Financial Solutions, Inc.	529		70,955
Cognizant Technology Solutions Corp., Class A	2,311		132,166
DXC Technology Co. (a)	1,041		27,587
EPAM Systems, Inc. (a)	265		86,851
Fidelity National Information Services, Inc.	2,681		181,906
Fiserv, Inc. (a)	2,858		288,858
FleetCor Technologies, Inc. (a)	335		61,533
Gartner, Inc. (a)	353		118,657
Global Payments, Inc.	1,217		120,872
International Business Machines Corp.	4,075		574,127
Jack Henry & Associates, Inc.	335		58,813
Mastercard, Inc., Class A	3,828		1,331,110
Paychex, Inc.	1,446		167,100
PayPal Holdings, Inc. (a)	5,133		365,572
VeriSign, Inc. (a)	423		86,901
Visa, Inc., Class A	7,373		1,531,814
			6,468,832
Life Sciences Tools & Services (3.7%):			
Agilent Technologies, Inc.	2,487		372,180
Bio-Rad Laboratories, Inc., Class A (a)	176		74,006
Bio-Techne Corp.	1,323		109,650
Charles River Laboratories International, Inc. (a)	423		92,172
Danaher Corp.	5,521		1,465,384
Illumina, Inc. (a)	1,323		267,511
IQVIA Holdings, Inc. (a)	1,570		321,677
Mettler-Toledo International, Inc. (a)	194		280,417
PerkinElmer, Inc.	1,058		148,353
Thermo Fisher Scientific, Inc.	3,298		1,816,175
Waters Corp. (a)	494		169,235
West Pharmaceutical Services, Inc.	617		145,211
			5,261,971
Pharmaceuticals (9.4%):			
Bristol-Myers Squibb Co.	17,921		1,289,416
Catalent, Inc. (a)	1,517		68,280
Eli Lilly & Co.	6,650		2,432,836
Johnson & Johnson	22,031		3,891,775
Merck & Co., Inc.	21,361		2,370,003
Organon & Co.	2,152		60,105
Pfizer, Inc.	47,290		2,423,140
Viatris, Inc.	10,213		113,671
Zoetis, Inc.	3,934		576,528
			13,225,754
Semiconductors & Semiconductor Equipment (5.1%):			
Advanced Micro Devices, Inc. (a)	7,267		470,684
Analog Devices, Inc.	2,311		379,073
Applied Materials, Inc.	3,881		377,932
Broadcom, Inc.	1,817		1,015,939
Enphase Energy, Inc. (a)	617		163,480
First Solar, Inc. (a)	441		66,057
Intel Corp.	18,592		491,387
KLA Corp.	635		239,414
Lam Research Corp.	617		259,325
Microchip Technology, Inc.	2,487		174,712
Micron Technology, Inc.	4,904		245,102
Monolithic Power Systems, Inc.	194		68,600
NVIDIA Corp.	11,218		1,639,399
NXP Semiconductors NV	1,164		183,947

See notes to financial statements.
133

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VictoryShares WestEnd U.S. Sector ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
ON Semiconductor Corp. (a)	1,940	$	120,998
Qorvo, Inc. (a)	459		41,604
QUALCOMM, Inc.	5,045		554,647
Skyworks Solutions, Inc.	723		65,887
SolarEdge Technologies, Inc. (a)	247		69,968
Teradyne, Inc.	706		61,669
Texas Instruments, Inc.	4,092		676,080
			7,365,904
Software (8.6%):			
Adobe, Inc. (a)	2,099		706,375
ANSYS, Inc. (a)	388		93,737
Autodesk, Inc. (a)	970		181,264
Cadence Design Systems, Inc. (a)	1,235		198,390
Ceridian HCM Holding, Inc. (a)	688		44,135
Fortinet, Inc. (a)	2,928		143,150
Gen Digital, Inc.	2,611		55,954
Intuit, Inc.	1,270		494,309
Microsoft Corp.	33,602		8,058,431
Oracle Corp.	6,932		566,622
Paycom Software, Inc. (a)	212		65,786
PTC, Inc. (a)	476		57,139
Roper Technologies, Inc.	476		205,675
Salesforce, Inc. (a)	4,498		596,389
ServiceNow, Inc. (a)	917		356,044
Synopsys, Inc. (a)	688		219,672
Tyler Technologies, Inc. (a)	194		62,548
			12,105,620
Technology Hardware, Storage & Peripherals (6.4%):			
Apple, Inc.	67,399		8,757,152
Hewlett Packard Enterprise Co.	5,803		92,616
HP, Inc.	3,986		107,104
NetApp, Inc.	988		59,339
Seagate Technology Holdings PLC	864		45,455
Western Digital Corp. (a)	1,429		45,085
			9,106,751
Utilities (10.6%):			
Alliant Energy Corp.	3,687		203,559
Ameren Corp.	3,792		337,185
American Electric Power Co., Inc.	7,532		715,163
American Water Works Co., Inc.	2,663		405,894
Atmos Energy Corp.	2,046		229,295
CenterPoint Energy, Inc.	9,225		276,658
CMS Energy Corp.	4,251		269,216
Consolidated Edison, Inc.	5,204		495,993
Constellation Energy Corp.	4,798		413,636
Dominion Energy, Inc.	12,206		748,472
DTE Energy Co.	2,840		333,785
Duke Energy Corp.	11,271		1,160,800
Edison International	5,592		355,763
Entergy Corp.	2,981		335,363
Evergy, Inc.	3,369		212,011
Eversource Energy	5,098		427,416
Exelon Corp.	14,552		629,083
FirstEnergy Corp.	7,955		333,633
NextEra Energy, Inc.	29,104		2,433,094
NiSource, Inc.	5,944		162,984
NRG Energy, Inc.	3,369		107,202
PG&E Corp. (a)	23,583		383,460
Pinnacle West Capital Corp.	1,658		126,074
PPL Corp.	10,777		314,904
Public Service Enterprise Group, Inc.	7,303		447,455

See notes to financial statements.
134

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VictoryShares WestEnd U.S. Sector ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Sempra Energy	4,604	$	711,502
The AES Corp.	9,790		281,560
The Southern Co.	15,946		1,138,704
WEC Energy Group, Inc.	4,621		433,265
Xcel Energy, Inc.	8,008		561,441
			14,984,570
Total Common Stocks (Cost $140,995,145)			141,356,463
Rights (0.0%)(b)			
Health Care (0.0%):(b)			
Abiomed, Inc. CVR (a)(c)(d)	532		543
Total Rights (Cost $–)			543
Total Investments (Cost $140,995,145) — 99.7%			141,357,006
Other assets in excess of liabilities — 0.3%			435,364
NET ASSETS - 100.00%		$	141,792,370

(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2022, illiquid securities were less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

CVR—Contingent Value Right
PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date		Notional Amount		Value		Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	1	3/17/23	$	193,335	$	193,050	$	(285)

Total unrealized appreciation	$	–
Total unrealized depreciation		(285)
Total net unrealized appreciation (depreciation)	$	(285)

See notes to financial statements.
135

Victory Portfolios II

Statements of Assets and Liabilities
December 31, 2022

(Unaudited)

	VictoryShares US 500 Volatility Wtd ETF	VictoryShares US Small Cap Volatility Wtd ETF	VictoryShares International Volatility Wtd ETF
Assets:			
Affiliated investments, at value (Cost $—, $39,684 and $—)	$ —	$ 46,470	$ —
Investments, at value (Cost $501,771,186, $23,010,364 and $85,631,668)	576,323,241(a)	23,239,073(b)	88,341,060(c)
Foreign currency, at value (Cost $—, $— and $124,283)	—	—	124,409
Cash	1,014,625	73,027	466,182
Deposit with broker for futures contracts	290,082	13,668	52,732
Receivables:			
Interest and dividends	900,996	21,803	174,350
Investments sold	—	—	27,131
Reclaims	—	—	234,013
From Adviser	2,855	3,948	8,841
Prepaid expenses	1,031	44	184
Total Assets	578,532,830	23,398,033	89,428,902
Liabilities:			
Payables:			
Collateral received on loaned securities	1,906,980	172,188	1,661,188
Investments purchased	—	—	323,865
Variation margin on open futures contracts	2,042	310	3,015
Accrued expenses and other payables:			
Investment advisory fees	149,066	6,033	29,815
Administration fees	6,925	397	949
Custodian fees	6,008	756	17,321
Compliance fees	446	18	64
Trustees' fees	1,023	—	—
Other accrued expenses	24,000	11,531	26,032
Total Liabilities	2,096,490	191,233	2,062,249
Net Assets:			
Capital	579,986,323	32,479,404	90,663,485
Total accumulated earnings/(loss)	(3,549,983)	(9,272,604)	(3,296,832)
Net Assets	$ 576,436,340	$ 23,206,800	$ 87,366,653
Shares outstanding (unlimited shares authorized, no par value):	8,500,000	400,000	2,350,000
Net asset value:	$ 67.82	$ 58.02	$ 37.18

(a) Includes $1,855,376 of securities on loan.
(b) Includes $165,997 of securities on loan.
(c) Includes $1,597,051 of securities on loan.

See notes to financial statements.
136

Victory Portfolios II

Statements of Assets and Liabilities
December 31, 2022

	VictoryShares US Large Cap High Div Volatility Wtd ETF	VictoryShares US Small Cap High Div Volatility Wtd ETF	(Unaudited) VictoryShares International High Div Volatility Wtd ETF
Assets:			
Investments, at value (Cost $359,715,888, $391,289,202 and $17,176,224)	$ 364,056,365(a)	$ 373,724,929(b)	$ 16,282,085(c)
Foreign currency, at value (Cost $—, $— and $10,103)	—	—	10,268
Cash	944,938	1,579,990	15,399
Deposit with broker for futures contracts	174,840	150,228	28,257
Receivables:			
Interest and dividends	969,387	971,788	57,120
Capital shares issued	2,942,261	—	—
Reclaims	—	—	81,479
From Adviser	2,895	3,200	6,123
Prepaid expenses	441	477	21
Total Assets	369,091,127	376,430,612	16,480,752
Liabilities:			
Payables:			
Collateral received on loaned securities	1,211,112	7,560,576	347,828
Investments purchased	2,925,565	—	—
Variation margin on open futures contracts	1,504	4,352	44
Accrued expenses and other payables:			
Investment advisory fees	90,441	94,267	5,479
Administration fees	5,554	6,255	97
Custodian fees	3,177	3,137	5,673
Compliance fees	221	248	11
Trustees' fees	537	753	—
Other accrued expenses	16,094	17,772	16,272
Total Liabilities	4,254,205	7,687,360	375,404
Net Assets:			
Capital	409,225,004	446,688,369	31,405,444
Total accumulated earnings/(loss)	(44,388,082)	(77,945,117)	(15,300,096)
Net Assets	$ 364,836,922	$ 368,743,252	$ 16,105,348
Shares outstanding (unlimited shares authorized, no par value):	6,200,000	7,150,000	550,000
Net asset value:	$ 58.84	$ 51.57	$ 29.28

(a) Includes $1,188,301 of securities on loan.
(b) Includes $7,381,563 of securities on loan.
(c) Includes $328,504 of securities on loan.

See notes to financial statements.
137

Victory Portfolios II

Statements of Assets and Liabilities
December 31, 2022

	VictoryShares Dividend Accelerator ETF	VictoryShares US Multi-Factor Minimum Volatility ETF	*(Unaudited)* VictoryShares US 500 Enhanced Volatility Wtd ETF
Assets:			
Investments, at value (Cost $201,935,397, $118,471,542 and $795,707,958)	$ 204,498,504	$ 123,587,066	$ 844,175,946(a)
Cash	724,906	419,381	—
Deposit with broker for futures contracts	106,406	41,889	429,132
Receivables:			
Interest and dividends	333,665	108,014	1,295,043
From Adviser	3,788	3,328	2,360
Prepaid expenses	539	250	1,720
Total Assets	205,667,808	124,159,928	845,904,201
Liabilities:			
Payables:			
Collateral received on loaned securities	—	—	1,484,236
Variation margin on open futures contracts	2,150	1,075	9,458
Accrued expenses and other payables:			
Investment advisory fees	51,670	32,092	219,122
Administration fees	1,541	1,284	12,678
Custodian fees	3,389	1,894	14,485
Compliance fees	159	95	633
Trustees' fees	—	106	1,287
Other accrued expenses	14,245	13,407	33,025
Total Liabilities	73,154	49,953	1,774,924
Net Assets:			
Capital	211,016,979	135,997,828	879,871,115
Total accumulated earnings/(loss)	(5,422,325)	(11,887,853)	(35,741,838)
Net Assets	$ 205,594,654	$ 124,109,975	$ 844,129,277
Shares outstanding (unlimited shares authorized, no par value):	4,600,000	3,250,000	13,150,000
Net asset value:	$ 44.69	$ 38.19	$ 64.19

(a) Includes $1,443,419 of securities on loan.

See notes to financial statements.
138

Victory Portfolios II

Statements of Assets and Liabilities
December 31, 2022

(Unaudited)

	VictoryShares US EQ Income Enhanced Volatility Wtd ETF	VictoryShares US Discovery Enhanced Volatility Wtd ETF	VictoryShares Developed Enhanced Volatility Wtd ETF
Assets:			
Affiliated investments, at value (Cost $—, $173,588 and $—)	$ —	$ 179,761	$ —
Investments, at value (Cost $2,032,384,627, $89,565,373 and $43,623,971)	2,033,079,827(a)	89,850,601(b)	45,970,239(c)
Foreign currency, at value (Cost $—, $— and $57,761)	—	—	57,776
Deposit with broker for futures contracts	827,518	84,510	38,804
Receivables:			
Interest and dividends	6,021,924	99,935	117,406
Reclaims	—	—	162,388
From Adviser	—	3,758	10,892
Prepaid expenses	2,174	135	63
Total Assets	2,039,931,443	90,218,700	46,357,568
Liabilities:			
Payables:			
Collateral received on loaned securities	9,635,312	167,244	220,896
Variation margin on open futures contracts	18,675	1,244	1,005
Accrued expenses and other payables:			
Investment advisory fees	526,362	23,415	15,681
Administration fees	36,104	1,650	887
Custodian fees	21,050	1,834	24,928
Compliance fees	1,317	60	32
Trustees' fees	2,940	159	70
Other accrued expenses	27,460	12,450	25,398
Total Liabilities	10,269,220	208,056	288,897
Net Assets:			
Capital	2,264,413,614	127,265,169	69,289,381
Total accumulated earnings/(loss)	(234,751,391)	(37,254,525)	(23,220,710)
Net Assets	$ 2,029,662,223	$ 90,010,644	$ 46,068,671
Shares outstanding (unlimited shares authorized, no par value):	32,700,000	1,650,000	1,500,000
Net asset value:	$ 62.07	$ 54.55	$ 30.71

(a) Includes $9,253,471 of securities on loan.
(b) Includes $161,398 of securities on loan.
(c) Includes $209,197 of securities on loan.

See notes to financial statements.
139

Victory Portfolios II

Statements of Assets and Liabilities
December 31, 2022
(Unaudited)

	VictoryShares Nasdaq Next 50 ETF	VictoryShares ESG Core Plus Bond ETF	VictoryShares ESG Corporate Bond ETF
Assets:			
Investments, at value (Cost $100,632,553, $229,607,091 and $120,286,719)	$ 92,488,896	$ 206,689,837	$ 99,618,444
Cash	112,021	184,229	551,548
Deposit with broker for futures contracts	51,979	1,027,467	—
Receivables:			
Interest and dividends	35,179	1,639,819	949,729
Investments sold	—	1,718,208	—
From Adviser	5,496	4,184	3,664
Prepaid expenses	236	—	74
Total Assets	92,693,807	211,263,744	101,123,459
Liabilities:			
Payables:			
Investments purchased	—	1,295,368	—
Variation margin on open futures contracts	210	13,344	—
Accrued expenses and other payables:			
Investment advisory fees	12,243	63,384	30,651
Administration fees	1,728	4,625	2,491
Custodian fees	1,252	4,092	6,559
Compliance fees	82	91	55
Trustees' fees	121	238	169
Other accrued expenses	49,491	27,107	22,734
Total Liabilities	65,127	1,408,249	62,659
Net Assets:			
Capital	134,612,737	245,412,526	124,787,839
Total accumulated earnings/(loss)	(41,984,057)	(35,557,031)	(23,727,039)
Net Assets	$ 92,628,680	$ 209,855,495	$ 101,060,800
Shares outstanding (unlimited shares authorized, no par value):	3,850,000	9,950,000	5,025,000
Net asset value:	$ 24.06	$ 21.09	$ 20.11

See notes to financial statements.
140

Victory Portfolios II

Statements of Assets and Liabilities
December 31, 2022

	VictoryShares THB Mid Cap ESG ETF		(Unaudited) VictoryShares WestEnd U.S. Sector ETF	
Assets:				
Investments, at value (Cost $2,256,450 and $140,995,145)	$	2,183,771	$	141,357,006
Cash		—		105,388
Deposit with broker for futures contracts		—		189,728
Receivables:				
Interest and dividends		513		53,613
Investments sold		216,726		—
From Adviser		1,494		35,354
Prepaid expenses		—		122,671
Total Assets		2,402,504		141,863,760
Liabilities:				
Payables:				
To custodian		199,289		—
Variation margin on open futures contracts		—		537
Accrued expenses and other payables:				
Investment advisory fees		944		52,436
Administration fees		56		2,543
Custodian fees		904		636
Compliance fees		2		431
Trustees' fees		119		2,981
Other accrued expenses		14,220		11,826
Total Liabilities		215,534		71,390
Net Assets:				
Capital		2,373,729		137,113,521
Total accumulated earnings/(loss)		(186,759)		4,678,849
Net Assets	$	2,186,970	$	141,792,370
Shares outstanding (unlimited shares authorized, no par value):		100,000		5,330,000
Net asset value:	$	21.87	$	26.60

See notes to financial statements.

141

Victory Portfolios II

Statements of Operations
For the Six Months Ended December 31, 2022
(Unaudited)

	VictoryShares US 500 Volatility Wtd ETF	VictoryShares US Small Cap Volatility Wtd ETF	VictoryShares International Volatility Wtd ETF
Investment Income:			
Dividends	$ 5,798,034	$ 226,847	$ 1,187,208
Affiliated dividend income	—	803	—
Interest	13,111	694	1,539
Securities lending (net of fees)	79,162	3,871	11,273
Foreign tax withholding	(1,198)	(191)	(167,784)
Total Income	5,889,109	232,024	1,032,236
Expenses:			
Investment advisory fees	851,613	35,614	176,135
Administration fees	156,159	6,531	24,220
Sub-Administration fees	9,406	9,406	9,407
Custodian fees	13,832	1,808	35,280
Servicing fees	1,987	1,949	1,949
Trustees' fees	17,699	1,715	4,043
Compliance fees	2,530	105	399
Legal and audit fees	22,783	4,813	8,452
Other expenses	28,245	6,450	12,244
Total Expenses	1,104,254	68,391	272,129
Expenses waived/reimbursed by Adviser	(110,296)	(26,836)	(74,043)
Net Expenses	993,958	41,555	198,086
Net Investment Income (Loss)	4,895,151	190,469	834,150
Realized/Unrealized Gains (Losses) from Investments:			
Net realized gains (losses) from investment securities and foreign currency transactions	(1,644,047)	(777,839)	(3,261,547)
Net realized gains (losses) from futures contracts	(88,021)	2,467	(19,549)
Net realized gains (losses) from in-kind redemptions	2,934,078	—	633,555
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	29,037,742	1,364,153	4,124,241
Net change in unrealized appreciation/depreciation on affiliated investment securities	—	35,728	—
Net change in unrealized appreciation/depreciation on futures contracts	66,104	(4,701)	1,578
Net realized/unrealized gains (losses) on investments	30,305,856	619,808	1,478,278
Change in net assets resulting from operations	$ 35,201,007	$ 810,277	$ 2,312,428

See notes to financial statements.

142

Victory Portfolios II

Statements of Operations
For the Six Months Ended December 31, 2022
(Unaudited)

	VictoryShares US Large Cap High Div Volatility Wtd ETF	VictoryShares US Small Cap High Div Volatility Wtd ETF	VictoryShares International High Div Volatility Wtd ETF
Investment Income:			
Dividends	$ 6,546,207	$ 7,191,758	$ 351,985
Interest	10,421	11,958	360
Securities lending (net of fees)	9,518	102,163	2,770
Foreign tax withholding	—	(138)	(48,980)
Total Income	6,566,146	7,305,741	306,135
Expenses:			
Investment advisory fees	484,827	489,600	31,014
Administration fees	88,911	89,805	4,265
Sub-Administration fees	9,407	9,407	9,407
Custodian fees	7,953	7,698	11,959
Servicing fees	1,720	1,949	1,949
Trustees' fees	9,724	9,649	1,495
Compliance fees	1,358	1,358	69
Legal and audit fees	12,865	13,403	6,036
Other expenses	17,790	20,603	6,967
Total Expenses	634,555	643,472	73,161
Expenses waived/reimbursed by Adviser	(68,153)	(71,327)	(38,270)
Net Expenses	566,402	572,145	34,891
Net Investment Income (Loss)	5,999,744	6,733,596	271,244
Realized/Unrealized Gains (Losses) from Investments:			
Net realized gains (losses) from investment securities and foreign currency transactions	(6,246,699)	(16,460,546)	(756,700)
Net realized gains (losses) from futures contracts	(98,911)	(248,041)	(1,131)
Net realized gains (losses) from in-kind redemptions	10,641,640	—	—
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(111,786)	11,823,409	998,575
Net change in unrealized appreciation/depreciation on futures contracts	60,482	95,741	170
Net realized/unrealized gains (losses) on investments	4,244,726	(4,789,437)	240,914
Change in net assets resulting from operations	$ 10,244,470	$ 1,944,159	$ 512,158

See notes to financial statements.
143

Victory Portfolios II

Statements of Operations
For the Six Months Ended December 31, 2022
(Unaudited)

	VictoryShares Dividend Accelerator ETF	VictoryShares US Multi-Factor Minimum Volatility ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF
Investment Income:			
Dividends	$ 2,793,566	$ 1,483,474	$ 9,715,696
Interest	4,809	2,833	5,401
Securities lending (net of fees)	21,101	406	35,431
Foreign tax withholding	—	(1,256)	(1,142)
Total Income	2,819,476	1,485,457	9,755,386
Expenses:			
Investment advisory fees	373,372	185,948	1,321,168
Administration fees	68,406	34,098	242,237
Sub-Administration fees	9,407	9,407	9,407
Custodian fees	7,639	4,068	18,225
Servicing fees	1,897	2,040	1,987
Trustees' fees	8,984	4,820	26,990
Compliance fees	1,187	564	3,955
Legal and audit fees	13,981	7,410	31,470
Other expenses	14,246	9,990	42,700
Total Expenses	499,119	258,345	1,698,139
Expenses waived/reimbursed by Adviser	(64,213)	(41,361)	(157,232)
Net Expenses	434,906	216,984	1,540,907
Net Investment Income (Loss)	2,384,570	1,268,473	8,214,479
Realized/Unrealized Gains (Losses) from Investments:			
Net realized gains (losses) from investment securities	(2,223,997)	(2,145,643)	(47,991,546)
Net realized gains (losses) from futures contracts	(9,423)	(26,417)	118,152
Net realized gains (losses) from in-kind redemptions	6,852,419	357,584	4,239,508
Net change in unrealized appreciation/depreciation on investment securities	9,557,917	6,830,202	62,724,201
Net change in unrealized appreciation/depreciation on futures contracts	6,885	3,135	110,165
Net realized/unrealized gains (losses) on investments	14,183,801	5,018,861	19,200,480
Change in net assets resulting from operations	$ 16,568,371	$ 6,287,334	$ 27,414,959

See notes to financial statements.
144

Victory Portfolios II

Statements of Operations
For the Six Months Ended December 31, 2022
(Unaudited)

		VictoryShares US EQ Income Enhanced Volatility Wtd ETF	VictoryShares US Discovery Enhanced Volatility Wtd ETF	VictoryShares Developed Enhanced Volatility Wtd ETF
Investment Income:				
Dividends	$	38,472,963	$ 888,840	$ 516,356
Affiliated dividend income		—	1,970	—
Interest		13,320	777	295
Securities lending (net of fees)		54,121	1,628	917
Foreign tax withholding		—	(352)	(27,208)
Total Income		38,540,404	892,863	490,360
Expenses:				
Investment advisory fees		3,096,857	121,414	80,889
Administration fees		567,807	22,270	11,127
Sub-Administration fees		9,407	9,407	9,407
Custodian fees		43,605	2,515	39,143
Servicing fees		1,988	2,079	1,949
Trustees' fees		56,113	3,213	2,141
Compliance fees		8,758	342	173
Legal and audit fees		55,591	6,376	6,819
Line of credit fees		168	—	—
Other expenses		69,282	9,718	12,252
Total Expenses		3,909,576	177,334	163,900
Expenses waived/reimbursed by Adviser		(338,115)	(35,508)	(72,768)
Net Expenses		3,571,461	141,826	91,132
Net Investment Income (Loss)		34,968,943	751,037	399,228
Realized/Unrealized Gains (Losses) from Investments:				
Net realized gains (losses) from investment securities and foreign currency transactions		(193,732,691)	(251,764)	(243,492)
Net realized gains (losses) from affiliated investment securities		—	(95)	—
Net realized gains (losses) from futures contracts		(266,234)	(13,660)	5,432
Net realized gains (losses) from in-kind redemptions		48,835,857	—	—
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations		15,614,849	(903,561)	2,050,054
Net change in unrealized appreciation/depreciation on affiliated investment securities		—	68,254	—
Net change in unrealized appreciation/depreciation on futures contracts		280,571	16,259	5,834
Net realized/unrealized gains (losses) on investments		(129,267,648)	(1,084,567)	1,817,828
Change in net assets resulting from operations	$	(94,298,705)	$ (333,530)	$ 2,217,056

See notes to financial statements.

145

Victory Portfolios II

Statements of Operations
For the Six Months Ended December 31, 2022
(Unaudited)

	VictoryShares Nasdaq Next 50 ETF	VictoryShares ESG Core Plus Bond ETF	VictoryShares ESG Corporate Bond ETF
Investment Income:			
Dividends	$ 460,648	$ —	$ —
Interest	2,222	4,509,529	1,786,075
Securities lending (net of fees)	37,803	—	—
Foreign tax withholding	(4,092)	—	—
Total Income	496,581	4,509,529	1,786,075
Expenses:			
Investment advisory fees	74,945	375,389	180,766
Administration fees	27,482	58,990	28,407
Sub-Administration fees	9,283	10,695	10,362
Custodian fees	3,673	4,419	—
Servicing fees	3,139	5,215	5,492
Trustees' fees	4,060	6,786	3,704
Compliance fees	459	897	445
Legal and audit fees	7,937	11,232	7,288
Other expenses	12,959	17,048	4,939
Total Expenses	143,937	490,671	241,403
Expenses waived/reimbursed by Adviser	(54,017)	(61,695)	(34,848)
Net Expenses	89,920	428,976	206,555
Net Investment Income (Loss)	406,661	4,080,553	1,579,520
Realized/Unrealized Gains (Losses) from Investments:			
Net realized gains (losses) from investment securities	(5,500,366)	(6,891,272)	(2,049,522)
Net realized gains (losses) from futures contracts	(18,069)	(173,796)	—
Net realized gains (losses) from in-kind redemptions	287,078	—	—
Net change in unrealized appreciation/depreciation on investment securities	9,347,120	(544,198)	(1,513,690)
Net change in unrealized appreciation/depreciation on futures contracts	(16,850)	(120,999)	—
Net realized/unrealized gains (losses) on investments	4,098,913	(7,730,265)	(3,563,212)
Change in net assets resulting from operations	$ 4,505,574	$ (3,649,712)	$ (1,983,692)

See notes to financial statements.

146

Victory Portfolios II

Statements of Operations
For the Six Months Ended December 31, 2022

(Unaudited)

		VictoryShares THB Mid Cap ESG ETF	VictoryShares WestEnd U.S. Sector ETF(a)
Investment Income:			
Dividends	$	7,190 $	659,425
Interest		132	69
Total Income		7,322	659,494
Expenses:			
Investment advisory fees		5,512	107,757
Administration fees		606	14,900
Sub-Administration fees		8,078	3,560
Custodian fees		905	636
Servicing fees		4,095	1,072
Trustees' fees		900	2,982
Compliance fees		10	477
Legal and audit fees		3,972	42,088
Printing fees		2,021	5,330
Other expenses		1,408	4,644
Total Expenses		27,507	183,446
Expenses waived/reimbursed by Adviser		(21,440)	(102,668)
Net Expenses		6,067	80,778
Net Investment Income (Loss)		1,255	578,716
Realized/Unrealized Gains (Losses) from Investments:			
Net realized gains (losses) from investment securities		(112,663)	13,569
Net realized gains (losses) from futures contracts		—	(20,595)
Net realized gains (losses) from in-kind redemptions		—	4,302,765
Net change in unrealized appreciation/depreciation on investment securities		244,739	361,861
Net change in unrealized appreciation/depreciation on futures contracts		—	(285)
Net realized/unrealized gains (losses) on investments		132,076	4,657,315
Change in net assets resulting from operations	$	133,331 $	5,236,031

(a) Commencement of operations on October 12, 2022.

See notes to financial statements.
147

Victory Portfolios II

Statements of Changes in Net Assets

	VictoryShares US 500 Volatility Wtd ETF		VictoryShares US Small Cap Volatility Wtd ETF		VictoryShares International Volatility Wtd ETF	
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
From Investment Activities:						
Operations:						
Net Investment Income (Loss)	$ 4,895,151	$ 8,537,149	$ 190,469	$ 343,899	$ 834,150	$ 3,100,960
Net realized gains (losses)	1,202,010	85,272,474	(775,372)	1,657,573	(2,647,541)	3,297,119
Net change in unrealized appreciation/ depreciation	29,103,846	(139,787,295)	1,395,180	(5,049,196)	4,125,819	(24,310,828)
Change in net assets resulting from operations	35,201,007	(45,977,672)	810,277	(3,047,724)	2,312,428	(17,912,749)
Change in net assets resulting from distributions to shareholders	(5,707,606)	(8,500,286)	(220,240)	(334,788)	(579,964)	(3,855,525)
Change in net assets resulting from capital transactions	13,540,373	(117,556,950)	—	13,588	(7,078,574)	(2,229,024)
Change in net assets	43,033,774	(172,034,908)	590,037	(3,368,924)	(5,346,110)	(23,997,298)
Net Assets:						
Beginning of period	533,402,566	705,437,474	22,616,763	25,985,687	92,712,763	116,710,061
End of period	$ 576,436,340	$ 533,402,566	$ 23,206,800	$ 22,616,763	$ 87,366,653	$ 92,712,763
Capital Transactions:						
Proceeds from shares issued	$ 26,649,180	$ 149,606,089	$ —	$ 6,396,215	$ —	$ —
Cost of shares redeemed	(13,108,807)	(267,163,039)	—	(6,382,627)	(7,078,574)	(2,229,024)
Change in net assets resulting from capital transactions	$ 13,540,373	$ (117,556,950)	$ —	$ 13,588	$ (7,078,574)	$ (2,229,024)
Share Transactions:						
Issued	400,000	2,050,000	—	100,000	—	—
Redeemed	(200,000)	(3,650,000)	—	(100,000)	(200,000)	(50,000)
Change in Shares	200,000	(1,600,000)	—	—	(200,000)	(50,000)

See notes to financial statements.

148

Victory Portfolios II

Statements of Changes in Net Assets

	VictoryShares US Large Cap High Div Volatility Wtd ETF		VictoryShares US Small Cap High Div Volatility Wtd ETF		VictoryShares International High Div Volatility Wtd ETF	
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
From Investment Activities:						
Operations:						
Net Investment Income (Loss)	$ 5,999,744	$ 7,715,881	$ 6,733,596	$ 8,161,335	$ 271,244	$ 1,067,491
Net realized gains (losses)	4,296,030	25,427,608	(16,708,587)	4,486,055	(757,831)	1,159,900
Net change in unrealized appreciation/ depreciation	(51,304)	(24,395,266)	11,919,150	(41,873,109)	998,745	(3,116,371)
Change in net assets resulting from operations	10,244,470	8,748,223	1,944,159	(29,225,719)	512,158	(888,980)
Change in net assets resulting from distributions to shareholders	(6,742,965)	(7,496,456)	(7,648,982)	(8,027,701)	(444,827)	(1,097,626)
Change in net assets resulting from capital transactions	77,028,369	61,999,721	104,429,143	55,474,967	—	(4,953,633)
Change in net assets	80,529,874	63,251,488	98,724,320	18,221,547	67,331	(6,940,239)
Net Assets:						
Beginning of period	284,307,048	221,055,560	270,018,932	251,797,385	16,038,017	22,978,256
End of period	$ 364,836,922	$ 284,307,048	$ 368,743,252	$ 270,018,932	$ 16,105,348	$ 16,038,017
Capital Transactions:						
Proceeds from shares issued	$ 165,752,746	$ 180,785,637	$ 104,429,143	$ 210,566,850	$ —	$ 53
Cost of shares redeemed	(88,724,377)	(118,785,916)	—	(155,091,883)	—	(4,953,686)
Change in net assets resulting from capital transactions	$ 77,028,369	$ 61,999,721	$ 104,429,143	$ 55,474,967	$ —	$ (4,953,633)
Share Transactions:						
Issued	2,850,000	3,000,000	2,000,000	3,600,000	—	—
Redeemed	(1,550,000)	(2,000,000)	—	(2,650,000)	—	(150,000)
Change in Shares	1,300,000	1,000,000	2,000,000	950,000	—	(150,000)

See notes to financial statements.

149

Victory Portfolios II

Statements of Changes in Net Assets

	VictoryShares Dividend Accelerator ETF		VictoryShares US Multi-Factor Minimum Volatility ETF		VictoryShares US 500 Enhanced Volatility Wtd ETF	
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
From Investment Activities:						
Operations:						
Net Investment Income (Loss)	$ 2,384,570	$ 5,112,728	$ 1,268,473	$ 2,687,221	$ 8,214,479	$ 11,898,656
Net realized gains (losses)	4,618,999	41,850,336	(1,814,476)	23,045,689	(43,633,886)	124,960,680
Net change in unrealized appreciation/ depreciation	9,564,802	(59,220,747)	6,833,337	(27,429,595)	62,834,366	(223,003,372)
Change in net assets resulting from operations	16,568,371	(12,257,683)	6,287,334	(1,696,685)	27,414,959	(86,144,036)
Change in net assets resulting from distributions to shareholders	(2,917,288)	(5,149,858)	(1,419,781)	(2,679,211)	(29,304,993)	(11,440,022)
Change in net assets resulting from capital transactions	(85,965,810)	(48,837,549)	(198,290)	(40,248,349)	(45,334,070)	51,596,689
Change in net assets	(72,314,727)	(66,245,090)	4,669,263	(44,624,245)	(47,224,104)	(45,987,369)
Net Assets:						
Beginning of period	277,909,381	344,154,471	119,440,712	164,064,957	891,353,381	937,340,750
End of period	$ 205,594,654	$ 277,909,381	$ 124,109,975	$ 119,440,712	$ 844,129,277	$ 891,353,381
Capital Transactions:						
Proceeds from shares issued	$ 20,468,697	$ 167,875,902	$ 1,780,288	$ 96,773,697	$ 16,350,615	$ 280,873,318
Cost of shares redeemed	(106,434,507)	(216,713,451)	(1,978,578)	(137,022,046)	(61,684,685)	(229,276,629)
Change in net assets resulting from capital transactions	$ (85,965,810)	$ (48,837,549)	$ (198,290)	$ (40,248,349)	$ (45,334,070)	$ 51,596,689
Share Transactions:						
Issued	450,000	3,650,000	50,000	2,400,000	250,000	3,850,000
Redeemed	(2,550,000)	(4,750,000)	(50,000)	(3,450,000)	(950,000)	(3,150,000)
Change in Shares	(2,100,000)	(1,100,000)	—	(1,050,000)	(700,000)	700,000

See notes to financial statements.

150

Victory Portfolios II

Statements of Changes in Net Assets

	VictoryShares US EQ Income Enhanced Volatility Wtd ETF		VictoryShares US Discovery Enhanced Volatility Wtd ETF		VictoryShares Developed Enhanced Volatility Wtd ETF	
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
From Investment Activities:						
Operations:						
Net Investment Income (Loss)	$ 34,968,943	$ 39,161,780	$ 751,037	$ 820,477	$ 399,228	$ 862,590
Net realized gains (losses)	(145,163,068)	114,713,791	(265,519)	2,090,345	(238,060)	1,591,399
Net change in unrealized appreciation/ depreciation	15,895,420	(147,978,353)	(819,048)	(9,626,008)	2,055,888	(6,884,687)
Change in net assets resulting from operations	(94,298,705)	5,897,218	(333,530)	(6,715,186)	2,217,056	(4,430,698)
Change in net assets resulting from distributions to shareholders	(42,318,803)	(36,342,855)	(936,776)	(805,290)	(330,997)	(1,203,675)
Change in net assets resulting from capital transactions	258,883,886	1,020,995,531	19,702,936	15,526,039	8,833,501	(1,758,974)
Change in net assets	122,266,378	990,549,894	18,432,630	8,005,563	10,719,560	(7,393,347)
Net Assets:						
Beginning of period	1,907,395,845	916,845,951	71,578,014	63,572,451	35,349,111	42,742,458
End of period	$ 2,029,662,223	$ 1,907,395,845	$ 90,010,644	$ 71,578,014	$ 46,068,671	$ 35,349,111
Capital Transactions:						
Proceeds from shares issued	$ 771,290,620	$ 1,582,185,104	$ 19,702,936	$ 36,104,432	$ 8,833,501	$ —
Cost of shares redeemed	(512,406,734)	(561,189,573)	—	(20,578,393)	—	(1,758,974)
Change in net assets resulting from capital transactions	$ 258,883,886	$ 1,020,995,531	$ 19,702,936	$ 15,526,039	$ 8,833,501	$ (1,758,974)
Share Transactions:						
Issued	11,750,000	22,950,000	350,000	600,000	300,000	—
Redeemed	(7,900,000)	(8,300,000)	—	(350,000)	—	(50,000)
Change in Shares	3,850,000	14,650,000	350,000	250,000	300,000	(50,000)

See notes to financial statements.

151

Victory Portfolios II

Statements of Changes in Net Assets

	VictoryShares Nasdaq Next 50 ETF		VictoryShares ESG Core Plus Bond ETF		VictoryShares ESG Corporate Bond ETF	
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	For the Period October 5, 2021[(a)] through June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	For the Period October 5, 2021[(a)] through June 30, 2022
From Investment Activities:						
Operations:						
Net Investment Income (Loss)	$ 406,661	$ 545,521	$ 4,080,553	$ 3,117,886	$ 1,579,520	$ 1,709,819
Net realized gains (losses)	(5,231,357)	(10,770,137)	(7,065,068)	(5,493,700)	(2,049,522)	(991,577)
Net change in unrealized appreciation/ depreciation	9,330,270	(38,838,362)	(665,197)	(22,293,736)	(1,513,690)	(19,154,585)
Change in net assets resulting from operations	4,505,574	(49,062,978)	(3,649,712)	(24,669,550)	(1,983,692)	(18,436,343)
Change in net assets resulting from distributions to shareholders	(595,958)	(586,469)	(4,646,681)	(2,591,088)	(1,813,777)	(1,493,227)
Change in net assets resulting from capital transactions	(6,644,570)	(3,453,861)	4,422,740	240,989,786	535,401	124,252,438
Change in net assets	(2,734,954)	(53,103,308)	(3,873,653)	213,729,148	(3,262,068)	104,322,868
Net Assets:						
Beginning of period	95,363,634	148,466,942	213,729,148	—	104,322,868	—
End of period	$ 92,628,680	$ 95,363,634	$ 209,855,495	$ 213,729,148	$ 101,060,800	$ 104,322,868
Capital Transactions:						
Proceeds from shares issued	$ 1,876,609	$ 38,309,198	$ 4,422,740	$ 240,989,786	$ 535,401	$ 124,252,438
Cost of shares redeemed	(8,521,179)	(41,763,059)	—	—	—	—
Change in net assets resulting from capital transactions	$ (6,644,570)	$ (3,453,861)	$ 4,422,740	$ 240,989,786	$ 535,401	$ 124,252,438
Share Transactions:						
Issued	75,000	1,150,000	200,000	9,750,000	25,000	5,000,000
Redeemed	(350,000)	(1,350,000)	—	—	—	—
Change in Shares	(275,000)	(200,000)	200,000	9,750,000	25,000	5,000,000

(a) Commencement of operations.

See notes to financial statements.

152

Victory Portfolios II

Statements of Changes in Net Assets

	VictoryShares THB Mid Cap ESG ETF		VictoryShares WestEnd U.S. Sector ETF
	Six Months Ended December 31, 2022 (Unaudited)	For the Period October 5, 2021[(a)] through June 30, 2022	For the Period October 12, 2022[(a)] through December 31, 2022 (Unaudited)
From Investment Activities:			
Operations:			
Net Investment Income (Loss)	$ 1,255	$ 1,022	$ 578,716
Net realized gains (losses)	(112,663)	4,207	4,295,739
Net change in unrealized appreciation/depreciation	244,739	(317,418)	361,576
Change in net assets resulting from operations	133,331	(312,189)	5,236,031
Change in net assets resulting from distributions to shareholders	—	(7,901)	(557,182)
Change in net assets resulting from capital transactions	—	2,373,729	137,113,521
Change in net assets	133,331	2,053,639	141,792,370
Net Assets:			
Beginning of period	2,053,639	—	—
End of period	$ 2,186,970	$ 2,053,639	$ 141,792,370
Capital Transactions:			
Proceeds from shares issued	$ —	$ 2,373,729	$ 279,026,126
Cost of shares redeemed	—	—	(141,912,605)
Change in net assets resulting from capital transactions	$ —	$ 2,373,729	$ 137,113,521
Share Transactions:			
Issued	—	100,000	10,650,000
Redeemed	—	—	(5,320,000)
Change in Shares	—	100,000	5,330,000

(a) Commencement of operations.

See notes to financial statements.

153

Victory Portfolios II
Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US 500 Volatility Wtd ETF					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$64.27	$71.26	$50.57	$52.46	$49.34	$44.05
Investment Activities:						
Net investment income (loss)(a)	0.58	0.94	0.69	0.77	0.73	0.63
Net realized and unrealized gains (losses)	3.65	(6.99)	20.68	(1.88)	3.09	5.26
Total from Investment Activities	4.23	(6.05)	21.37	(1.11)	3.82	5.89
Distributions to Shareholders From:						
Net investment income	(0.68)	(0.94)	(0.68)	(0.78)	(0.70)	(0.60)
Total Distributions	(0.68)	(0.94)	(0.68)	(0.78)	(0.70)	(0.60)
Net Asset Value, End of Period	$67.82	$64.27	$71.26	$50.57	$52.46	$49.34
Total Return(b)	6.60%	(8.63)%	42.51%	(2.12)%	7.86%	13.42%
Ratios to Average Net Assets:						
Net Expenses (c)(d)	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net Investment Income (Loss) (c)	1.72%	1.30%	1.13%	1.49%	1.48%	1.32%
Gross Expenses (c)(d)	0.39%	0.38%	0.39%	0.40%	0.40%	0.41%
Supplemental Data:						
Net Assets at end of period (000's)	$576,436	$533,403	$705,437	$670,005	$731,775	$567,370
Portfolio Turnover (b)(e)	12%	21%	34%	28%	46%	36%

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Does not include acquired fund fees and expenses, if any.
(e) Excludes impact of in-kind transactions.

See notes to financial statements.
154

Victory Portfolios II

Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	VictoryShares US Small Cap Volatility Wtd ETF					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$56.54	$64.96	$40.22	$45.87	$48.54	$42.40
Investment Activities:						
Net investment income (loss)(a)	0.48	0.86	0.70	0.59	0.63	0.50
Net realized and unrealized gains (losses)	1.55	(8.44)	24.76	(5.62)	(2.62)	6.14
Total from Investment Activities	2.03	(7.58)	25.46	(5.03)	(1.99)	6.64
Distributions to Shareholders From:						
Net investment income	(0.55)	(0.84)	(0.72)	(0.62)	(0.68)	(0.50)
Total Distributions	(0.55)	(0.84)	(0.72)	(0.62)	(0.68)	(0.50)
Net Asset Value, End of Period	$58.02	$56.54	$64.96	$40.22	$45.87	$48.54
Total Return(b)	3.59%	(11.82)%	63.72%	(11.00)%	(4.07)%	15.75%
Ratios to Average Net Assets:						
Net Expenses (c)(d)	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net Investment Income (Loss) (c)	1.60%	1.33%	1.30%	1.35%	1.36%	1.10%
Gross Expenses (c)(d)	0.58%	0.58%	0.55%	0.55%	0.46%	0.47%
Supplemental Data:						
Net Assets at end of period (000's)	$23,207	$22,617	$25,986	$16,089	$29,814	$41,261
Portfolio Turnover (b)(e)	29%	55%	71%	50%	62%	47%

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Does not include acquired fund fees and expenses, if any.
(e) Excludes impact of in-kind transactions.

See notes to financial statements.

155

Victory Portfolios II

Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	VictoryShares International Volatility Wtd ETF					
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net Asset Value, Beginning of Period	$36.36	$44.89	$34.63	$38.12	$39.09	$37.20
Investment Activities:						
Net investment income (loss)(a)	0.34	1.20	0.95	0.77	1.17	1.04
Net realized and unrealized gains (losses)	0.72	(8.23)	10.25	(3.51)	(1.07)	1.81
Total from Investment Activities	1.06	(7.03)	11.20	(2.74)	0.10	2.85
Distributions to Shareholders From:						
Net investment income	(0.24)	(1.50)	(0.94)	(0.75)	(1.07)	(0.96)
Total Distributions	(0.24)	(1.50)	(0.94)	(0.75)	(1.07)	(0.96)
Net Asset Value, End of Period	$37.18	$36.36	$44.89	$34.63	$38.12	$39.09
Total Return(b)	2.97%	(16.10)%	32.59%	(7.23)%	0.33%	7.62%
Ratios to Average Net Assets:						
Net Expenses (c)(d)	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Net Investment Income (Loss) (c)	1.89%	2.79%	2.34%	2.12%	3.14%	2.61%
Gross Expenses (c)(d)	0.62%	0.58%	0.63%	0.64%	0.73%	0.98%
Supplemental Data:						
Net Assets at end of period (000's)	$87,367	$92,713	$116,710	$83,120	$36,215	$21,497
Portfolio Turnover (b)(e)	16%	32%	45%	41%	53%	37%

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Does not include acquired fund fees and expenses, if any.
(e) Excludes impact of in-kind transactions.

See notes to financial statements.
156

Victory Portfolios II **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	VictoryShares US Large Cap High Div Volatility Wtd ETF					
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net Asset Value, Beginning of Period	$58.02	$56.68	$39.52	$47.03	$45.06	$42.17
Investment Activities:						
Net investment income (loss)(a)	1.09	1.84	1.45	1.58	1.51	1.34
Net realized and unrealized gains (losses)	0.94	1.30	17.10	(7.44)	1.83	2.92
Total from Investment Activities	2.03	3.14	18.55	(5.86)	3.34	4.26
Distributions to Shareholders From:						
Net investment income	(1.21)	(1.80)	(1.39)	(1.65)	(1.37)	(1.37)
Total Distributions	(1.21)	(1.80)	(1.39)	(1.65)	(1.37)	(1.37)
Net Asset Value, End of Period	$58.84	$58.02	$56.68	$39.52	$47.03	$45.06
Total Return(b)	3.55%	5.50%	47.74%	(12.78)%	7.59%	10.23%
Ratios to Average Net Assets:						
Net Expenses (c)(d)	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net Investment Income (Loss) (c)	3.71%	3.06%	3.04%	3.47%	3.33%	3.04%
Gross Expenses (c)(d)	0.39%	0.40%	0.41%	0.41%	0.42%	0.42%
Supplemental Data:						
Net Assets at end of period (000's)	$364,837	$284,307	$221,056	$193,635	$331,527	$144,187
Portfolio Turnover (b)(e)	23%	43%	67%	56%	66%	52%

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Does not include acquired fund fees and expenses, if any.
(e) Excludes impact of in-kind transactions.

See notes to financial statements.
157

Victory Portfolios II **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	VictoryShares US Small Cap High Div Volatility Wtd ETF					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$52.43	$59.95	$36.75	$44.28	$45.96	$40.41
Investment Activities:						
Net investment income (loss)(a)	1.09	1.83	1.85	1.53	1.38	1.39
Net realized and unrealized gains (losses)	(0.75)	(7.52)	23.26	(7.47)	(1.74)	5.61
Total from Investment Activities	0.34	(5.69)	25.11	(5.94)	(0.36)	7.00
Distributions to Shareholders From:						
Net investment income	(1.19)	(1.83)	(1.91)	(1.59)	(1.32)	(1.45)
Total Distributions	(1.19)	(1.83)	(1.91)	(1.59)	(1.32)	(1.45)
Net Asset Value, End of Period	$51.57	$52.43	$59.95	$36.75	$44.28	$45.96
Total Return(b)	0.67%	(9.76)%	69.75%	(13.61)%	(0.70)%	17.64%
Ratios to Average Net Assets:						
Net Expenses (c)(d)	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net Investment Income (Loss) (c)	4.12%	3.14%	3.51%	3.69%	3.10%	3.23%
Gross Expenses (c)(d)	0.39%	0.40%	0.42%	0.44%	0.44%	0.45%
Supplemental Data:						
Net Assets at end of period (000's)	$368,743	$270,019	$251,797	$66,142	$75,277	$43,665
Portfolio Turnover (b)(e)	34%	68%	104%	68%	83%	68%

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Does not include acquired fund fees and expenses, if any.
(e) Excludes impact of in-kind transactions.

See notes to financial statements.
158

Victory Portfolios II

Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	VictoryShares International High Div Volatility Wtd ETF					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$29.16	$32.83	$25.32	$32.43	$33.94	$34.25
Investment Activities:						
Net investment income (loss)(a)	0.49	1.80	1.11	1.02	1.63	1.47
Net realized and unrealized gains (losses)	0.44	(3.63)	7.73	(7.13)	(1.48)	(0.41)
Total from Investment Activities	0.93	(1.83)	8.84	(6.11)	0.15	1.06
Distributions to Shareholders From:						
Net investment income	(0.81)	(1.84)	(1.33)	(1.00)	(1.66)	(1.37)
Total Distributions	(0.81)	(1.84)	(1.33)	(1.00)	(1.66)	(1.37)
Net Asset Value, End of Period	$29.28	$29.16	$32.83	$25.32	$32.43	$33.94
Total Return(b)	3.38%	(5.92)%	35.49%	(19.22)%	0.58%	3.00%
Ratios to Average Net Assets:						
Net Expenses (c)(d)	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Net Investment Income (Loss) (c)	3.50%	5.57%	3.95%	3.45%	5.06%	4.14%
Gross Expenses (c)(d)	0.94%	0.85%	0.66%	0.57%	0.59%	0.60%
Supplemental Data:						
Net Assets at end of period (000's)	$16,105	$16,038	$22,978	$62,042	$40,540	$45,824
Portfolio Turnover (b)(e)	36%	62%	111%	71%	76%	58%

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Does not include acquired fund fees and expenses, if any.
(e) Excludes impact of in-kind transactions.

See notes to financial statements.
159

Victory Portfolios II

Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	VictoryShares Dividend Accelerator ETF					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$41.48	$44.12	$33.14	$32.90	$28.41	$25.95
Investment Activities:						
Net investment income (loss)(a)	0.42	0.70	0.66	0.55	0.48	0.48
Net realized and unrealized gains (losses)	3.31	(2.63)	10.95	0.19	4.47	2.45
Total from Investment Activities	3.73	(1.93)	11.61	0.74	4.95	2.93
Distributions to Shareholders From:						
Net investment income	(0.52)	(0.71)	(0.63)	(0.50)	(0.46)	(0.47)
Total Distributions	(0.52)	(0.71)	(0.63)	(0.50)	(0.46)	(0.47)
Net Asset Value, End of Period	$44.69	$41.48	$44.12	$33.14	$32.90	$28.41
Total Return(b)	9.06%	(4.49)%	35.33%	2.23%	17.60%	11.33%
Ratios to Average Net Assets:						
Net Expenses (c)(d)	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net Investment Income (Loss) (c)	1.92%	1.55%	1.67%	1.65%	1.57%	1.75%
Gross Expenses (c)(d)	0.40%	0.39%	0.40%	0.42%	0.59%	0.67%
Supplemental Data:						
Net Assets at end of period (000's)	$205,595	$277,909	$344,154	$235,277	$16,450	$7,102
Portfolio Turnover (b)(e)	10%	43%	41%	74%	62%	43%

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Does not include acquired fund fees and expenses, if any.
(e) Excludes impact of in-kind transactions.

See notes to financial statements.
160

Victory Portfolios II

Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	VictoryShares US Multi-Factor Minimum Volatility ETF					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$36.75	$38.15	$30.73	$30.87	$27.58	$24.83
Investment Activities:						
Net investment income (loss)(a)	0.39	0.66	0.62	0.70	0.73	0.63
Net realized and unrealized gains (losses)	1.49	(1.39)	7.43	(0.14)	3.20	2.69
Total from Investment Activities	1.88	(0.73)	8.05	0.56	3.93	3.32
Distributions to Shareholders From:						
Net investment income	(0.44)	(0.67)	(0.63)	(0.70)	(0.64)	(0.57)
Total Distributions	(0.44)	(0.67)	(0.63)	(0.70)	(0.64)	(0.57)
Net Asset Value, End of Period	$38.19	$36.75	$38.15	$30.73	$30.87	$27.58
Total Return(b)	5.12%	(2.04)%	26.47%	1.82%	14.47%	13.41%
Ratios to Average Net Assets:						
Net Expenses (c)(d)	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net Investment Income (Loss) (c)	2.05%	1.66%	1.80%	2.23%	2.50%	2.33%
Gross Expenses (c)(d)	0.42%	0.41%	0.41%	0.42%	0.48%	0.74%
Supplemental Data:						
Net Assets at end of period (000's)	$124,110	$119,441	$164,065	$155,182	$43,213	$8,273
Portfolio Turnover (b)(e)	39%	63%	56%	69%	34%	26%

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Does not include acquired fund fees and expenses, if any.
(e) Excludes impact of in-kind transactions.

See notes to financial statements.
161

Victory Portfolios II

Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	VictoryShares US 500 Enhanced Volatility Wtd ETF					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$64.36	$71.28	$51.88	$48.89	$49.30	$44.00
Investment Activities:						
Net investment income (loss)(a)	0.62	0.87	0.70	0.60	0.73	0.64
Net realized and unrealized gains (losses)	1.44	(6.95)	19.32	3.04	(0.42)	5.25
Total from Investment Activities	2.06	(6.08)	20.02	3.64	0.31	5.89
Distributions to Shareholders From:						
Net investment income	(0.82)	(0.84)	(0.62)	(0.65)	(0.72)	(0.59)
Net realized gains from investments	(1.41)	—	—	—	—	—
Total Distributions	(2.23)	(0.84)	(0.62)	(0.65)	(0.72)	(0.59)
Net Asset Value, End of Period	$64.19	$64.36	$71.28	$51.88	$48.89	$49.30
Total Return(b)	3.19%	(8.67)%	38.78%	7.49%	0.69%	13.42%
Ratios to Average Net Assets:						
Net Expenses (c)(d)	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net Investment Income (Loss) (c)	1.87%	1.20%	1.13%	1.20%	1.51%	1.32%
Gross Expenses (c)(d)	0.39%	0.38%	0.39%	0.40%	0.40%	0.41%
Supplemental Data:						
Net Assets at end of period (000's)	$844,129	$891,353	$937,341	$609,613	$828,729	$951,411
Portfolio Turnover (b)(e)	142%	101%(f)	34%	56%	116%(f)	37%

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Does not include acquired fund fees and expenses, if any.
(e) Excludes impact of in-kind transactions.
(f) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

See notes to financial statements.
162

Victory Portfolios II

Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	VictoryShares US EQ Income Enhanced Volatility Wtd ETF					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$66.11	$64.57	$46.58	$45.54	$46.29	$43.30
Investment Activities:						
Net investment income (loss)(a)	1.10	2.14	1.56	1.39	1.46	1.39
Net realized and unrealized gains (losses)	(3.81)	1.42(b)	17.87	1.09	(0.80)	2.99
Total from Investment Activities	(2.71)	3.56	19.43	2.48	0.66	4.38
Distributions to Shareholders From:						
Net investment income	(1.33)	(2.02)	(1.44)	(1.44)	(1.41)	(1.39)
Total Distributions	(1.33)	(2.02)	(1.44)	(1.44)	(1.41)	(1.39)
Net Asset Value, End of Period	$62.07	$66.11	$64.57	$46.58	$45.54	$46.29
Total Return(c)	(4.13)%	5.49%	42.31%	5.49%	1.52%	10.23%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net Investment Income (Loss) (d)	3.39%	3.13%	2.80%	3.02%	3.22%	3.06%
Gross Expenses (d)(e)	0.38%	0.39%	0.40%	0.40%	0.40%	0.41%
Supplemental Data:						
Net Assets at end of period (000's)	$2,029,662	$1,907,396	$916,846	$565,892	$696,814	$738,260
Portfolio Turnover (c)(f)	195%	41%	65%(g)	116%	143%(h)	52%

(a) Per share net investment income (loss) has been calculated using the average daily shares method.

(b) The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.

(c) Not annualized for periods less than one year.

(d) Annualized for periods less than one year.

(e) Does not include acquired fund fees and expenses, if any.

(f) Excludes impact of in-kind transactions.

(g) Increased trading levels in a given year reflect additional portfolio transactions required to track the “enhanced volatility” methodology of the Fund’s underlying index. The Fund expects trading levels to be lower during periods of lower market volatility.

(h) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

See notes to financial statements.

163

Victory Portfolios II Financial Highlights — continued For a Share Outstanding Throughout Each Period 164 See notes to financial statements. VictoryShares US Discovery Enhanced Volatility Wtd ETF Six Months Ended December 31, 2022 (Unaudited) Year Ended June 30, 2022 Year Ended June 30, 2021 Year Ended June 30, 2020 Year Ended June 30, 2019 Year Ended June 30, 2018 Net Asset Value, Beginning of Period $55.06 $60.55 $39.16 $37.80 $47.41 $41.41 Investment Activities: Net investment income (loss)(a) 0.52 0.69 0.62 0.44 0.64 0.50 Net realized and unrealized gains (losses) (0.41) (5.48) 21.38 1.42 (9.61) 5.98 Total from Investment Activities 0.11 (4.79) 22.00 1.86 (8.97) 6.48 Distributions to Shareholders From: Net investment income (0.62) (0.70) (0.61) (0.50) (0.64) (0.48) Total Distributions (0.62) (0.70) (0.61) (0.50) (0.64) (0.48) Net Asset Value, End of Period $54.55 $55.06 $60.55 $39.16 $37.80 $47.41 Total Return(b) 0.20% (8.00)% 56.47% 5.00% (19.04)% 15.75% Ratios to Average Net Assets: Net Expenses (c)(d) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35% Net Investment Income (Loss) (c) 1.85% 1.15% 1.22% 1.19% 1.48% 1.13% Gross Expenses (c)(d) 0.44% 0.45% 0.46% 0.47% 0.42% 0.43% Supplemental Data: Net Assets at end of period (000's) $90,011 $71,578 $63,572 $37,203 $92,614 $116,157 Portfolio Turnover (b)(e) 15% 64% 70%(f) 232% 398%(g) 47% (a) Per share net investment income (loss) has been calculated using the average daily shares method. (b) Not annualized for periods less than one year. (c) Annualized for periods less than one year. (d) Does not include acquired fund fees and expenses, if any. (e) Excludes impact of in-kind transactions. (f) Increased trading levels in a given year reflect additional portfolio transactions required to track the “enhanced volatility” methodology of the Fund’s underlying index. The Fund expects trading levels to be lower during periods of lower market volatility. (g) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Victory Portfolios II

Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	VictoryShares Developed Enhanced Volatility Wtd ETF					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$29.46	$34.19	$26.92	$32.10	$33.79	$32.22
Investment Activities:						
Net investment income (loss)(a)	0.30	0.72	0.66	0.52	0.85	0.94
Net realized and unrealized gains (losses)	1.19	(4.45)	7.26	(5.14)	(1.59)	1.45
Total from Investment Activities	1.49	(3.73)	7.92	(4.62)	(0.74)	2.39
Distributions to Shareholders From:						
Net investment income	(0.24)	(1.00)	(0.65)	(0.56)	(0.95)	(0.82)
Total Distributions	(0.24)	(1.00)	(0.65)	(0.56)	(0.95)	(0.82)
Net Asset Value, End of Period	$30.71	$29.46	$34.19	$26.92	$32.10	$33.79
Total Return(b)	5.11%	(11.20)%	29.63%	(14.55)%	(2.16)%	7.41%
Ratios to Average Net Assets:						
Net Expenses (c)(d)	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Net Investment Income (Loss) (c)	1.97%	2.17%	2.16%	1.69%	2.63%	2.73%
Gross Expenses (c)(d)	0.81%	0.81%	0.88%	0.65%	0.56%	0.58%
Supplemental Data:						
Net Assets at end of period (000's)	$46,069	$35,349	$42,742	$48,455	$110,746	$179,103
Portfolio Turnover (b)(e)	12%	37%	55%	33%	154%(f)	38%

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Does not include acquired fund fees and expenses, if any.
(e) Excludes impact of in-kind transactions.
(f) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

See notes to financial statements.

165

Victory Portfolios II

Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	VictoryShares Nasdaq Next 50 ETF		
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**September 10, 2020(a) through June 30, 2021**
Net Asset Value, Beginning of Period	$23.12	$34.33	$25.45
Investment Activities:			
Net investment income (loss)(b)	0.10	0.12	0.12
Net realized and unrealized gains (losses)	0.99	(11.20)	8.85
Total from Investment Activities	1.09	(11.08)	8.97
Distributions to Shareholders From:			
Net investment income	(0.15)	(0.13)	(0.09)
Total Distributions	(0.15)	(0.13)	(0.09)
Net Asset Value, End of Period	$24.06	$23.12	$34.33
Total Return(c)	4.69%	(32.34)%	35.26%
Ratios to Average Net Assets:			
Net Expenses (d)(e)	0.18%	0.18%	0.18%
Net Investment Income (Loss) (d)	0.81%	0.40%	0.46%
Gross Expenses (d)(e)	0.29%	0.31%	0.30%
Supplemental Data:			
Net Assets at end of period (000's)	$92,629	$95,364	$148,467
Portfolio Turnover (c)(f)	36%	95%	68%

(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

See notes to financial statements.

166

167 Victory Portfolios II For a Share Outstanding Throughout Each Period Financial Highlights — continued See notes to financial statements. VictoryShares ESG Core Plus Bond ETF Six Months Ended December 31, 2022 (Unaudited) October 5, 2021(a) through June 30, 2022 Net Asset Value, Beginning of Period $21.92 $25.00 Investment Activities: Net investment income (loss)(b) 0.41 0.38 Net realized and unrealized gains (losses) (0.77) (3.17) Total from Investment Activities (0.36) (2.79) Distributions to Shareholders From: Net investment income (0.47) (0.29) Total Distributions (0.47) (0.29) Net Asset Value, End of Period $21.09 $21.92 Total Return(c) (1.67)% (11.20)% Ratios to Average Net Assets: Net Expenses (d)(e) 0.40% 0.40% Net Investment Income (Loss) (d) 3.80% 2.20% Gross Expenses (d)(e) 0.46% 0.50% Supplemental Data: Net Assets at end of period (000's) $209,855 $213,729 Portfolio Turnover (c)(f) 30% 56% (a) Commencement of operations. (b) Per share net investment income (loss) has been calculated using the average daily shares method. (c) Not annualized for periods less than one year. (d) Annualized for periods less than one year. (e) Does not include acquired fund fees and expenses, if any. (f) Excludes impact of in-kind transactions.

Victory Portfolios II Financial Highlights — continued For a Share Outstanding Throughout Each Period 168 See notes to financial statements. VictoryShares ESG Corporate Bond ETF Six Months Ended December 31, 2022 (Unaudited) October 5, 2021(a) through June 30, 2022 Net Asset Value, Beginning of Period $20.86 $25.00 Investment Activities: Net investment income (loss)(b) 0.31 0.37 Net realized and unrealized gains (losses) (0.70) (4.19) Total from Investment Activities (0.39) (3.82) Distributions to Shareholders From: Net investment income (0.36) (0.32) Total Distributions (0.36) (0.32) Net Asset Value, End of Period $20.11 $20.86 Total Return(c) (1.89)% (15.37)% Ratios to Average Net Assets: Net Expenses (d)(e) 0.40% 0.40% Net Investment Income (Loss) (d) 3.06% 2.17% Gross Expenses (d)(e) 0.47% 0.53% Supplemental Data: Net Assets at end of period (000's) $101,061 $104,323 Portfolio Turnover (c)(f) 13% 9% (a) Commencement of operations. (b) Per share net investment income (loss) has been calculated using the average daily shares method. (c) Not annualized for periods less than one year. (d) Annualized for periods less than one year. (e) Does not include acquired fund fees and expenses, if any. (f) Excludes impact of in-kind transactions.

169 Victory Portfolios II For a Share Outstanding Throughout Each Period Financial Highlights — continued See notes to financial statements. VictoryShares THB Mid Cap ESG ETF Six Months Ended December 31, 2022 (Unaudited) October 5, 2021(a) through June 30, 2022 Net Asset Value, Beginning of Period $20.54 $23.74 Investment Activities: Net investment income (loss)(b) 0.01 0.01 Net realized and unrealized gains (losses) 1.32 (3.13) Total from Investment Activities 1.33 (3.12) Distributions to Shareholders From: Net investment income — (0.08) Total Distributions — (0.08) Net Asset Value, End of Period $21.87 $20.54 Total Return(c) 6.49% (13.23)% Ratios to Average Net Assets: Net Expenses (d)(e) 0.55% 0.55% Net Investment Income (Loss) (d) 0.11% 0.06% Gross Expenses (d)(e) 2.49% 2.49% Supplemental Data: Net Assets at end of period (000's) $2,187 $2,054 Portfolio Turnover (c)(f) 21% 17% (a) Commencement of operations. (b) Per share net investment income (loss) has been calculated using the average daily shares method. (c) Not annualized for periods less than one year. (d) Annualized for periods less than one year. (e) Does not include acquired fund fees and expenses, if any. (f) Excludes impact of in-kind transactions.

Victory Portfolios II Financial Highlights — continued For a Share Outstanding Throughout Each Period 170 See notes to financial statements. VictoryShares WestEnd U.S. Sector ETF October 12, 2022(a) through December 31, 2022 (Unaudited) Net Asset Value, Beginning of Period $25.00 Investment Activities: Net investment income (loss)(b) 0.13 Net realized and unrealized gains (losses) 1.57 Total from Investment Activities 1.70 Distributions to Shareholders From: Net investment income (0.10) Total Distributions (0.10) Net Asset Value, End of Period $26.60 Total Return(c) 6.84% Ratios to Average Net Assets: Net Expenses (d)(e) 0.30% Net Investment Income (Loss) (d) 2.14% Gross Expenses (d)(e) 0.68% Supplemental Data: Net Assets at end of period (000's) $141,792 Portfolio Turnover (c)(f) 8% (a) Commencement of operations. (b) Per share net investment income (loss) has been calculated using the average daily shares method. (c) Not annualized for periods less than one year. (d) Annualized for periods less than one year. (e) Does not include acquired fund fees and expenses, if any. (f) Excludes impact of in-kind transactions.

Notes to Financial Statements Victory Portfolios II December 31, 2022 171 (Unaudited) 1. Organization: Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 25 funds, 23 of which are Exchange-Traded Funds (“ETFs”), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The accompanying financial statements are those of the following 17 Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act. Funds (Legal Name) Funds (Short Name) VictoryShares US 500 Volatility Wtd ETF US 500 Volatility Wtd ETF VictoryShares US Small Cap Volatility Wtd ETF US Small Cap Volatility Wtd ETF VictoryShares International Volatility Wtd ETF International Volatility Wtd ETF VictoryShares US Large Cap High Div Volatility Wtd ETF US Large Cap High Div Volatility Wtd ETF VictoryShares US Small Cap High Div Volatility Wtd ETF US Small Cap High Div Volatility Wtd ETF VictoryShares International High Div Volatility Wtd ETF International High Div Volatility Wtd ETF VictoryShares Dividend Accelerator ETF Dividend Accelerator ETF VictoryShares US Multi-Factor Minimum Volatility ETF US Multi-Factor Minimum Volatility ETF VictoryShares US 500 Enhanced Volatility Wtd ETF US 500 Enhanced Volatility Wtd ETF VictoryShares US EQ Income Enhanced Volatility Wtd ETF US EQ Income Enhanced Volatility Wtd ETF VictoryShares US Discovery Enhanced Volatility Wtd ETF US Discovery Enhanced Volatility Wtd ETF VictoryShares Developed Enhanced Volatility Wtd ETF Developed Enhanced Volatility Wtd ETF VictoryShares Nasdaq Next 50 ETF Nasdaq Next 50 ETF VictoryShares ESG Core Plus Bond ETF ESG Core Plus Bond ETF VictoryShares ESG Corporate Bond ETF ESG Corporate Bond ETF VictoryShares THB Mid Cap ESG ETF THB Mid Cap ESG ETF VictoryShares WestEnd U.S. Sector ETF WestEnd U.S. Sector ETF*^ * Commenced operations October 12, 2022. ^ Effective December 16, 2022, the Board of Trustees of the Trust (the “Board”) has approved changes to the investment strategy of the West-End U.S. Sector ETF. While the Fund’s principal investment strategy of investing in one or more GICS® Sectors (as defined in the Fund’s prospectus) will not change, the Fund will implement its GICS® Sectors exposure strategy by investing directly in equity securities rather than investing only in ETFs. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote. 2. Significant Accounting Policies: The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946. Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. (the “Exchange”). The Funds issue and redeem shares at Net Asset Value ("NAV") only in aggregations of 50,000 shares, or 25,000 shares in the case of THB Mid Cap ESG ETF, ESG Core Plus Bond ETF, ESG Corporate Bond ETF, and Nasdaq Next 50 ETF and 10,000 shares for WestEnd U.S. Sector ETF (each a “Creation Unit”). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), and/or with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the distributor. Only Authorized Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of

Victory Portfolios II

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.

The transaction fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
US 500 Volatility Wtd ETF	$ 750	2.00%
US Small Cap Volatility Wtd ETF	750	2.00%
International Volatility Wtd ETF	6,000	2.00%
US Large Cap High Div Volatility Wtd ETF	250	2.00%
US Small Cap High Div Volatility Wtd ETF	250	2.00%
International High Div Volatility Wtd ETF	1,500	2.00%
Dividend Accelerator ETF	250	2.00%
US Multi-Factor Minimum Volatility ETF	250	2.00%
US 500 Enhanced Volatility Wtd ETF	750	2.00%
US EQ Income Enhanced Volatility Wtd ETF	250	2.00%
US Discovery Enhanced Volatility Wtd ETF	750	2.00%
Developed Enhanced Volatility Wtd ETF	4,500	2.00%
Nasdaq Next 50 ETF	250	2.00%
ESG Core Plus Bond ETF	100	2.00%
ESG Corporate Bond ETF	100	2.00%
THB Mid Cap ESG ETF	250	2.00%
WestEnd U.S. Sector ETF	100	2.00%

* As a percentage of the amount invested

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Adviser, appointed as the valuation designee by the Trust's Board of Trustees' (the "Board"), has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including ETFs, American Depositary Receipts ("ADRs"), and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their NAV. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board. The pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

172

Victory Portfolios II

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

A summary of the valuations as of December 31, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
US 500 Volatility Wtd ETF				
Common Stocks	$574,416,261	$—	$—	$574,416,261
Collateral for Securities Loaned	1,906,980	—	—	1,906,980
Total	$576,323,241	$—	$—	$576,323,241
Other Financial Investments*				
Liabilities:				
Futures Contracts	(22,218)	—	—	(22,218)
Total	$(22,218)	$—	$—	$(22,218)
US Small Cap Volatility Wtd ETF				
Common Stocks	23,113,355	—	—	23,113,355
Collateral for Securities Loaned	172,188	—	—	172,188
Total	$23,285,543	$—	$—	$23,285,543
Other Financial Investments*				
Liabilities:				
Futures Contracts	(2,035)	—	—	(2,035)
Total	$(2,035)	$—	$—	$(2,035)
International Volatility Wtd ETF				
Common Stocks	86,663,214	—	16,658	86,679,872
Collateral for Securities Loaned	1,661,188	—	—	1,661,188
Total	$88,324,402	$—	$16,658	$88,341,060
Other Financial Investments*				
Liabilities:				
Futures Contracts	(2,262)	—	—	(2,262)
Total	$(2,262)	$—	$—	$(2,262)
US Large Cap High Div Volatility Wtd ETF				
Common Stocks	362,845,253	—	—	362,845,253
Collateral for Securities Loaned	1,211,112	—	—	1,211,112
Total	$364,056,365	$—	$—	$364,056,365
Other Financial Investments*				
Liabilities:				
Futures Contracts	(10,717)	—	—	(10,717)
Total	$(10,717)	$—	$—	$(10,717)
US Small Cap High Div Volatility Wtd ETF				
Common Stocks	366,164,353	—	—	366,164,353
Collateral for Securities Loaned	7,560,576	—	—	7,560,576
Total	$373,724,929	$—	$—	$373,724,929
Other Financial Investments*				
Assets:				
Futures Contracts	10,978	—	—	10,978
Total	$10,978	$—	$—	$10,978
International High Div Volatility Wtd ETF				
Common Stocks	15,922,855	—	11,402	15,934,257

173

Victory Portfolios II

Notes to Financial Statements — *continued*
December 31, 2022
(*Unaudited*)

	Level 1	Level 2	Level 3	Total
International High Div Volatility Wtd ETF, continued				
Collateral for Securities Loaned	$347,828	$—	$—	$347,828
Total	$16,270,683	$—	$11,402	$16,282,085
Other Financial Investments*				
Liabilities:				
Futures Contracts	(44)	—	—	(44)
Total	$(44)	$—	$—	$(44)
Dividend Accelerator ETF				
Common Stocks	204,498,504	—	—	204,498,504
Total	$204,498,504	$—	$—	$204,498,504
Other Financial Investments*				
Liabilities:				
Futures Contracts	(854)	—	—	(854)
Total	$(854)	$—	$—	$(854)
US Multi-Factor Minimum Volatility ETF				
Common Stocks	123,587,066	—	—	123,587,066
Total	$123,587,066	$—	$—	$123,587,066
Other Financial Investments*				
Liabilities:				
Futures Contracts	(10,843)	—	—	(10,843)
Total	$(10,843)	$—	$—	$(10,843)
US 500 Enhanced Volatility Wtd ETF				
Common Stocks	838,531,299	—	—	838,531,299
Investment Companies	4,160,411	—	—	4,160,411
Collateral for Securities Loaned	1,484,236	—	—	1,484,236
Total	$844,175,946	$—	$—	$844,175,946
Other Financial Investments*				
Liabilities:				
Futures Contracts	(68,351)	—	—	(68,351)
Total	$(68,351)	$—	$—	$(68,351)
US EQ Income Enhanced Volatility Wtd ETF				
Common Stocks	2,013,882,467	—	—	2,013,882,467
Investment Companies	9,562,048	—	—	9,562,048
Collateral for Securities Loaned	9,635,312	—	—	9,635,312
Total	$2,033,079,827	$—	$—	$2,033,079,827
Other Financial Investments*				
Liabilities:				
Futures Contracts	(107,703)	—	—	(107,703)
Total	$(107,703)	$—	$—	$(107,703)
US Discovery Enhanced Volatility Wtd ETF				
Common Stocks	89,460,345	—	—	89,460,345
Investment Companies	402,773	—	—	402,773
Collateral for Securities Loaned	167,244	—	—	167,244
Total	$90,030,362	$—	$—	$90,030,362
Other Financial Investments*				
Liabilities:				
Futures Contracts	(3,648)	—	—	(3,648)
Total	$(3,648)	$—	$—	$(3,648)

174

Victory Portfolios II

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

	Level 1	Level 2	Level 3	Total
Developed Enhanced Volatility Wtd ETF				
Common Stocks	$24,303,872	$—	$6,618	$24,310,490
Investment Companies	21,438,853	—	—	21,438,853
Collateral for Securities Loaned	220,896	—	—	220,896
Total	$45,963,621	$—	$6,618	$45,970,239
Other Financial Investments*				
Liabilities:				
Futures Contracts	(784)	—	—	(784)
Total	$(784)	$—	$—	$(784)
Nasdaq Next 50 ETF				
Common Stocks	92,480,199	—	8,697	92,488,896
Total	$92,480,199	$—	$8,697	$92,488,896
Other Financial Investments*				
Liabilities:				
Futures Contracts	(9,169)	—	—	(9,169)
Total	$(9,169)	$—	$—	$(9,169)
ESG Core Plus Bond ETF				
Asset-Backed Securities	—	35,722,617	—	35,722,617
Collateralized Mortgage Obligations	—	42,705,185	—	42,705,185
Senior Secured Loans	—	6,481,748	—	6,481,748
Corporate Bonds	—	64,056,593	—	64,056,593
Yankee Dollars	—	12,569,409	—	12,569,409
Municipal Bonds	—	1,431,463	—	1,431,463
U.S. Government Agency Mortgages	—	6,807,192	—	6,807,192
U.S. Treasury Obligations	—	36,315,953	—	36,315,953
Commercial Papers	—	599,677	—	599,677
Total	$—	$206,689,837	$—	$206,689,837
Other Financial Investments*				
Liabilities:				
Futures Contracts	(41,679)	—	—	(41,679)
Total	$(41,679)	$—	$—	$(41,679)
ESG Corporate Bond ETF				
Corporate Bonds	—	80,406,728	—	80,406,728
Yankee Dollars	—	18,212,221	—	18,212,221
Commercial Papers	—	999,495	—	999,495
Total	$—	$99,618,444	$—	$99,618,444
THB Mid Cap ESG ETF				
Common Stocks	2,183,771	—	—	2,183,771
Total	$2,183,771	$—	$—	$2,183,771
WestEnd U.S. Sector ETF				
Common Stocks	141,356,463	—	—	141,356,463
Rights	—	—	543	543
Total	$141,356,463	$—	$543	$141,357,006
Other Financial Investments*				
Liabilities:				
Futures Contracts	(285)	—	—	(285)
Total	$(285)	$—	$—	$(285)

* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

As of December 31, 2022, there were no transfers into/out of Level 3.

175

Notes to Financial Statements — continued Victory Portfolios II December 31, 2022 176 (Unaudited) Real Estate Investment Trusts (“REITs”): The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known. Securities Purchased on a Delayed-Delivery or When-Issued Basis: The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days a month or more after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Funds makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. If the Funds owns delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statements of Assets and Liabilities and the segregated assets are identified on the Schedules of Portfolio Investments. Municipal Obligations: The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Investment Companies: Open-End Funds: The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. Mortgage- and Asset-Backed Securities: The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. Loans: Floating rate loans in which a Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities. The Funds may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions. Derivative Instruments: Foreign Exchange Currency Contracts: The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts (typically a contract

Victory Portfolios II

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2022, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Funds to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds' futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds' ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with broker for futures contracts.

Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the six months December 31, 2022, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2022:

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure:		
US 500 Volatility Wtd ETF	$ –	$ 22,218
US Small Cap Volatility Wtd ETF	–	2,035
International Volatility Wtd ETF	–	2,262
US Large Cap High Div Volatility Wtd ETF	–	10,717
US Small Cap High Div Volatility Wtd ETF	10,978	–
International High Div Volatility Wtd ETF	–	44
Dividend Accelerator ETF	–	854
US Multi-Factor Minimum Volatility ETF	–	10,843
US 500 Enhanced Volatility Wtd ETF	–	68,351
US EQ Income Enhanced Volatility Wtd ETF	–	107,703
US Discovery Enhanced Volatility Wtd ETF	–	3,648
Developed Enhanced Volatility Wtd ETF	–	784
Nasdaq Next 50 ETF	–	9,169

177

Notes to Financial Statements — continued Victory Portfolios II December 31, 2022 178 (Unaudited) Assets Liabilities Variation Margin Receivable on Open Futures Contracts* Variation Margin Payable on Open Futures Contracts* WestEnd U.S. Sector ETF................................................................ $ – $ 285 Interest Rate Risk Exposure: – (41,679) ESG Core Plus Bond ETF................................................................ – 41,679 * Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities. The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended December 31, 2022: Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result of Operations Net Realized Gains (Losses) from Futures Contracts Net Change in Unrealized Appreciation/ Depreciation on Futures Contracts Equity Risk Exposure: (684,000) 625,088 US 500 Volatility Wtd ETF ........................................................... $ (88,021) $ 66,104 US Small Cap Volatility Wtd ETF ...................................................... 2,467 (4,701) International Volatility Wtd ETF ....................................................... (19,549) 1,578 US Large Cap High Div Volatility Wtd ETF ............................................... (98,911) 60,482 US Small Cap High Div Volatility Wtd ETF ............................................... (248,041) 95,741 International High Div Volatility Wtd ETF ................................................ (1,131) 170 Dividend Accelerator ETF ........................................................... (9,423) 6,885 US Multi-Factor Minimum Volatility ETF ................................................ (26,417) 3,135 US 500 Enhanced Volatility Wtd ETF ................................................... 118,152 110,165 US EQ Income Enhanced Volatility Wtd ETF.............................................. (266,234) 280,571 US Discovery Enhanced Volatility Wtd ETF............................................... (13,660) 16,259 Developed Enhanced Volatility Wtd ETF ................................................. 5,432 5,834 Nasdaq Next 50 ETF ............................................................... (18,069) (16,850) WestEnd U.S. Sector ETF............................................................ (20,595) (285) Interest Rate Risk Exposure: (173,796) (120,999) ESG Core Plus Bond ETF............................................................ (173,796) (120,999) All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period. Investment Transactions and Related Income: Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.

Victory Portfolios II

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.

Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Funds, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds' securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.

The following table is a summary of the Funds' securities lending transactions as of December 31, 2022.

	Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
US 500 Volatility Wtd ETF	$ 1,855,376	$—	$ 1,906,980
US Small Cap Volatility Wtd ETF	165,997	—	172,188
International Volatility Wtd ETF	1,597,051	—	1,661,188
US Large Cap High Div Volatility Wtd ETF	1,188,301	—	1,211,112
US Small Cap High Div Volatility Wtd ETF	7,381,563	—	7,560,576
International High Div Volatility Wtd ETF	328,504	—	347,828
US 500 Enhanced Volatility Wtd ETF	1,443,419	—	1,484,236
US EQ Income Enhanced Volatility Wtd ETF	9,253,471	—	9,635,312
US Discovery Enhanced Volatility Wtd ETF	161,398	—	167,244
Developed Enhanced Volatility Wtd ETF	209,197	—	220,896

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

179

Victory Portfolios II

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

Federal Income Taxes:

Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

For the six months ended December 31, 2022, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the six months ended December 31, 2022, are included in the table below. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in kind redemptions.

	Excluding U.S. Government Securities and In-Kind Transactions		Associated with In-Kind Transactions	
	Purchases	Sales	Purchases	Sales
US 500 Volatility Wtd ETF	$ 65,773,331	$ 66,076,858	$ 26,529,331	$ 13,039,531
US Small Cap Volatility Wtd ETF	6,652,608	6,692,007	—	—
International Volatility Wtd ETF	14,410,576	14,257,224	—	6,881,882
US Large Cap High Div Volatility Wtd ETF	74,358,142	73,667,850	164,569,927	88,951,480
US Small Cap High Div Volatility Wtd ETF	109,810,910	110,784,228	103,632,721	—
International High Div Volatility Wtd ETF	5,551,970	5,683,567	—	—
Dividend Accelerator ETF	25,055,732	25,844,586	20,381,976	105,983,544
US Multi-Factor Minimum Volatility ETF	47,518,370	47,725,235	1,770,923	1,966,914
US 500 Enhanced Volatility Wtd ETF	672,709,946	735,755,711	12,207,664	16,875,097
US EQ Income Enhanced Volatility Wtd ETF	3,031,588,451	2,936,839,486	630,181,504	475,818,566
US Discovery Enhanced Volatility Wtd ETF	70,619,557	5,606,719	8,630,862	—
Developed Enhanced Volatility Wtd ETF	12,765,551	1,679,200	3,372,711	—
Nasdaq Next 50 ETF	35,229,717	35,504,403	1,855,028	8,429,906
THB Mid Cap ESG ETF	444,838	449,153	—	—
WestEnd U.S. Sector ETF	12,769,664	10,609,361	275,591,711	141,073,201

	Excluding U.S. Government Securities		U.S. Government Securities	
	Purchases	Sales	Purchases	Sales
ESG Core Plus Bond ETF	$ 43,044,178	$ 41,791,085	$ 21,369,882	$ 20,570,672
ESG Corporate Bond ETF	13,302,744	13,581,457	—	—

4. Affiliated Fund Ownership:

The Funds offer shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2022, certain fund-of-funds owned total outstanding shares of the Funds as follows:

International Volatility Wtd ETF	Ownership %
USAA Target Retirement Income Fund	7.6
USAA Target Retirement 2030 Fund	21.0
USAA Target Retirement 2040 Fund	30.0
USAA Target Retirement 2050 Fund	19.9
USAA Target Retirement 2060 Fund	3.2

180

Notes to Financial Statements — continued Victory Portfolios II December 31, 2022 181 (Unaudited) US Multi-Factor Minimum Volatility ETF Ownership % Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3 USAA Target Retirement Income Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.4 USAA Target Retirement 2030 Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.1 USAA Target Retirement 2040 Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.2 USAA Target Retirement 2050 Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.5 USAA Target Retirement 2060 Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3 Nasdaq Next 50 ETF Ownership % USAA Target Retirement Income Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.9 USAA Target Retirement 2030 Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.1 USAA Target Retirement 2040 Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 30.2 USAA Target Retirement 2050 Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20.6 USAA Target Retirement 2060 Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.9 ESG Core Plus Bond ETF Ownership % USAA Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.9 USAA Cornerstone Aggressive Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.0 USAA Cornerstone Moderate Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33.0 USAA Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 57.0 ESG Corporate Bond ETF Ownership % USAA Target Retirement Income Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 37.8 USAA Target Retirement 2030 Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 35.2 USAA Target Retirement 2040 Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17.4 USAA Target Retirement 2050 Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.3 USAA Target Retirement 2060 Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9 WestEnd U.S. Sector ETF Ownership % USAA Cornerstone Equity Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.4 USAA Target Retirement Income Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.7 USAA Target Retirement 2030 Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21.7 USAA Target Retirement 2040 Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 36.2 USAA Target Retirement 2050 Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25.9 USAA Target Retirement 2060 Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.9 5. Fees and Transactions with Affiliates and Related Parties: Investment Advisory Fees: Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. Flat Rate US 500 Volatility Wtd ETF. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30% US Small Cap Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30% International Volatility Wtd ETF. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40% US Large Cap High Div Volatility Wtd ETF. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30% US Small Cap High Div Volatility Wtd ETF. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30% International High Div Volatility Wtd ETF. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40% Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30% US Multi-Factor Minimum Volatility ETF. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30% US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40% US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30% US Discovery Enhanced Volatility Wtd ETF. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30% Developed Enhanced Volatility Wtd ETF. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40% Nasdaq Next 50 ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% ESG Core Plus Bond ETF 0.35% ESG Corporate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35% THB Mid Cap ESG ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50% WestEnd U.S. Sector ETF. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40% Amounts incurred and paid to VCM for the six months ended December 31, 2022, are reflected on the Statements of Operations as Investment advisory fees.

Victory Portfolios II

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

Administration and Servicing Fees:

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets		
Up to $15 billion	$15 billion — $30 billion	Over $30 billion
0.08%, plus	0.05%, plus	0.04%

Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Sub-Administration fees.

The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and USAA Mutual Funds (collectively, the "Victory Funds Complex"), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Compliance fees.

Distributor/Underwriting Services:

Foreside Fund Services, LLC serves as the Funds' distributor.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of December 31, 2022, the expense limits (excluding voluntary waivers) are as follows:

	In Effect Until October 31, 2023
US 500 Volatility Wtd ETF	0.35%
US Small Cap Volatility Wtd ETF	0.35%
International Volatility Wtd ETF	0.45%
US Large Cap High Div Volatility Wtd ETF	0.35%
US Small Cap High Div Volatility Wtd ETF	0.35%
International High Div Volatility Wtd ETF	0.45%
Dividend Accelerator ETF	0.35%
US Multi-Factor Minimum Volatility ETF	0.35%
US 500 Enhanced Volatility Wtd ETF	0.35%
US EQ Income Enhanced Volatility Wtd ETF	0.35%
US Discovery Enhanced Volatility Wtd ETF	0.35%
Developed Enhanced Volatility Wtd ETF	0.45%
Nasdaq Next 50 ETF	0.18%
ESG Core Plus Bond ETF	0.40%
ESG Corporate Bond ETF	0.40%
THB Mid Cap ESG ETF	0.55%
WestEnd U.S. Sector ETF	0.46%(a)

(a) In effect from December 16, 2022, until at least October 31, 2024.

182

Victory Portfolios II

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

Under the terms of the expense limitation agreements, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of December 31, 2022, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at December 31, 2022.

	Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
US 500 Volatility Wtd ETF	$ 51,095	$ 66,415	$ 15,251	$ 17,303	$ 150,064
US Small Cap Volatility Wtd ETF	18,195	35,421	49,801	22,947	126,364
International Volatility Wtd ETF	51,636	150,668	111,915	59,622	373,841
US Large Cap High Div Volatility Wtd ETF	35,786	47,070	45,449	15,202	143,507
US Small Cap High Div Volatility Wtd ETF	23,906	47,951	51,444	17,837	141,138
International High Div Volatility Wtd ETF	29,570	65,624	70,418	35,729	201,341
Dividend Accelerator ETF	33,951	46,360	25,944	23,499	129,754
US Multi-Factor Minimum Volatility ETF	27,381	40,209	40,631	21,056	129,277
US 500 Enhanced Volatility Wtd ETF	21,936	77,028	3,538	12,989	115,491
US EQ Income Enhanced Volatility Wtd ETF	20,792	89,656	79,459	—	189,907
US Discovery Enhanced Volatility Wtd ETF	17,752	38,554	50,302	22,244	128,852
Developed Enhanced Volatility Wtd ETF	66,631	172,550	129,939	66,140	435,260
Nasdaq Next 50 ETF	—	74,147	134,640	37,653	246,440
ESG Core Plus Bond ETF	—	—	93,356	26,570	119,926
ESG Corporate Bond ETF	—	—	78,541	17,933	96,474
THB Mid Cap ESG ETF	—	—	33,895	21,079	54,974
WestEnd U.S. Sector ETF	—	—	—	74,634	74,634

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser. For the six months ended December 31, 2022, the Adviser voluntarily waived the following amounts:

US 500 Volatility Wtd ETF	$92,993
US Small Cap Volatility Wtd ETF	3,889
International Volatility Wtd ETF	14,421
US Large Cap High Div Volatility Wtd ETF	52,951
US Small Cap High Div Volatility Wtd ETF	53,490
International High Div Volatility Wtd ETF	2,541
Dividend Accelerator ETF	40,714
US Multi-Factor Minimum Volatility ETF	20,305
US 500 Enhanced Volatility Wtd ETF	144,243
US EQ Income Enhanced Volatility Wtd ETF	338,115
US Discovery Enhanced Volatility Wtd ETF	13,264
Developed Enhanced Volatility Wtd ETF	6,628
Nasdaq Next 50 ETF	16,364
ESG Core Plus Bond ETF	35,125
ESG Corporate Bond ETF	16,915
THB Mid Cap ESG ETF	361
WestEnd U.S. Sector ETF	28,034*

* This amount includes $19,126 in expenses that the Adviser has reimbursed related to this Fund's principal investment strategy change effective December 16, 2022.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and distributor.

6. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Equity Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general, economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

183

Notes to Financial Statements — continued Victory Portfolios II December 31, 2022 184 (Unaudited) Foreign Securities Risk — The International Volatility Wtd ETF, International High Div Volatility Wtd ETF and Developed Enhanced Volatility Wtd ETF invest in securities of foreign issuers in various countries. Foreign securities may be subject to risk of loss because of more of less foreign government regulations, less public information, and less economic, political, and social stability in the countries in which the Funds invest. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in shares registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Passive Investment Risk — Certain Funds are designed to track its index and is not actively managed. A Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from its index. A Fund does not, therefore, seek returns in excess of its index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by its index. Different types of investment styles, for example passively managed or actively managed, or growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles. LIBOR Discontinuation Risk — The London Interbank Offered Rate (“LIBOR”) discontinuation may adversely affect the financial markets generally and the Funds' operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear. Non-LIBOR floating-rate obligations, including Secured Overnight Financing Rate (“SOFR”)-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels. Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Funds and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include AMERIBOR (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component. It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Funds and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR. Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods. 7. Borrowing: Line of Credit: The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Prior to June 28, 2022, interest was based on the one-month LIBOR plus one percent. Effective with the renewal, June 27, 2022, interest was based on

Victory Portfolios II

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

the one-month SOFR plus 1.10 percent. The Funds did not experience a material financial impact transitioning from LIBOR to SOFR. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Funds had no borrowings under the Line of Credit agreement during the six months ended December 31, 2022.

8. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
US 500 Volatility Wtd ETF	Monthly	Monthly
US Small Cap Volatility Wtd ETF	Monthly	Monthly
International Volatility Wtd ETF	Monthly	Monthly
US Large Cap High Div Volatility Wtd ETF	Monthly	Monthly
US Small Cap High Div Volatility Wtd ETF	Monthly	Monthly
International High Div Volatility Wtd ETF	Monthly	Monthly
Dividend Accelerator ETF	Monthly	Monthly
US Multi-Factor Minimum Volatility ETF	Monthly	Monthly
US 500 Enhanced Volatility Wtd ETF	Monthly	Monthly
US EQ Income Enhanced Volatility Wtd ETF	Monthly	Monthly
US Discovery Enhanced Volatility Wtd ETF	Monthly	Monthly
Developed Enhanced Volatility Wtd ETF	Monthly	Monthly
Nasdaq Next 50 ETF	Monthly	Monthly
ESG Core Plus Bond ETF	Monthly	Monthly
ESG Corporate Bond ETF	Monthly	Monthly
THB Mid Cap ESG ETF	Monthly	Monthly
WestEnd U.S. Sector ETF	Monthly	Monthly

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

As of tax year ended June 30, 2022, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

	Short-Term Amount	Long-Term Amount	Total
US 500 Volatility Wtd ETF	$ 38,312,708	$ 40,999,832	$ 79,312,540
US Small Cap Volatility Wtd ETF	5,192,078	3,523,678	8,715,756
International Volatility Wtd ETF	1,338,567	1,823,435	3,162,002
US Large Cap High Div Volatility Wtd ETF	27,791,522	25,348,528	53,140,050
US Small Cap High Div Volatility Wtd ETF	34,727,680	8,564,039	43,291,719
International High Div Volatility Wtd ETF	6,034,546	7,610,915	13,645,461
Dividend Accelerator ETF	9,031,729	3,519,356	12,551,085
US Multi-Factor Minimum Volatility ETF	12,688,394	2,497,286	15,185,680
US EQ Income Enhanced Volatility Wtd ETF	43,234,925	39,566,523	82,801,448
US Discovery Enhanced Volatility Wtd ETF	34,846,891	1,672,142	36,519,033
Developed Enhanced Volatility Wtd ETF	16,259,710	9,007,845	25,267,555
Nasdaq Next 50 ETF	25,621,923	2,571,590	28,193,513
ESG Core Plus Bond ETF	5,176,406	—	5,176,406
ESG Corporate Bond ETF	998,291	—	998,291

9. Affiliated Securities:

An affiliated security is a security in which a Fund has ownership of at least 5% of the security's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on a Fund's Schedule of Portfolio Investments. Section 12(d)(3) of the 1940 Act, and Rule 12d3-1(c) under the 1940 Act, generally prohibit a fund from purchasing the securities issued by, among other entities, a fund's investment adviser. When a fund's investment objective is to track the performance of an unaffiliated index by investing in the stocks that comprise that index, the staff of the SEC has taken the position that, subject to certain conditions, the fund may establish and maintain a position in the common stock of an affiliate of the fund's investment adviser in an amount approximately in proportion to the

185

Victory Portfolios II

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

percentage that the stock is represented in the index. In seeking to provide investment results that closely correspond to its respective unaffiliated index, one or more Funds may hold the securities of Victory Capital Holdings, Inc., the parent company of VCM and other Fund service providers. Transactions in affiliated securities during the six months ended December 31, 2022, were as follows:

	Fair Value 6/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 12/31/2022	Dividend Income
US Small Cap Volatility Wtd ETF								
Victory Capital Holdings, Inc. . . .	$ 35,620	$ 6,906	$ —	$ —	$ —	$ 3,944	$ 46,470	$ 803

	Fair Value 6/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 12/31/2022	Dividend Income
US Discovery Enhanced Volatility Wtd ETF								
Victory Capital Holdings, Inc. . . .	$ 26,751	$ 155,691	$ (671)	$ (95)	$ —	$ (1,915)	$ 179,761	$ 1,970

186

Victory Portfolios II

Supplemental Information
December 31, 2022

(Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022, through December 31, 2022 (unless otherwise noted).

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/22	Actual Ending Account Value 12/31/22	Hypothetical Ending Account Value 12/31/22	Actual Expenses Paid During Period 7/1/22 - 12/31/22*	Hypothetical Expenses Paid During Period 7/1/22 - 12/31/22*	Annualized Expense Ratio During Period 7/1/22 - 12/31/22
US 500 Volatility Wtd ETF	$1,000.00	$1,066.00	$1,023.44	$1.82	$1.79	0.35%
US Small Cap Volatility Wtd ETF	1,000.00	1,035.90	1,023.44	1.80	1.79	0.35%
International Volatility Wtd ETF	1,000.00	1,029.70	1,022.94	2.30	2.29	0.45%
US Large Cap High Div Volatility Wtd ETF	1,000.00	1,035.50	1,023.44	1.80	1.79	0.35%
US Small Cap High Div Volatility Wtd ETF	1,000.00	1,006.70	1,023.44	1.77	1.79	0.35%
International High Div Volatility Wtd ETF	1,000.00	1,033.80	1,022.94	2.31	2.29	0.45%
Dividend Accelerator ETF	1,000.00	1,090.60	1,023.44	1.84	1.79	0.35%
US Multi-Factor Minimum Volatility ETF	1,000.00	1,051.20	1,023.44	1.81	1.79	0.35%
US 500 Enhanced Volatility Wtd ETF	1,000.00	1,031.90	1,023.44	1.79	1.79	0.35%
US EQ Income Enhanced Volatility Wtd ETF	1,000.00	958.70	1,023.44	1.73	1.79	0.35%
US Discovery Enhanced Volatility Wtd ETF	1,000.00	1,002.00	1,023.44	1.77	1.79	0.35%
Developed Enhanced Volatility Wtd ETF	1,000.00	1,051.10	1,022.94	2.33	2.29	0.45%
Nasdaq Next 50 ETF	1,000.00	1,046.90	1,024.30	0.93	0.92	0.18%
ESG Core Plus Bond ETF	1,000.00	983.30	1,023.19	2.00	2.04	0.40%

187

Victory Portfolios II
Supplemental Information — *continued*
December 31, 2022
(Unaudited)

	Beginning Account Value 7/1/22	Actual Ending Account Value 12/31/22	Hypothetical Ending Account Value 12/31/22	Actual Expenses Paid During Period 7/1/22 - 12/31/22*	Hypothetical Expenses Paid During Period 7/1/22 - 12/31/22*	Annualized Expense Ratio During Period 7/1/22 - 12/31/22
ESG Corporate Bond ETF	1,000.00	981.10	1,023.19	2.00	2.04	0.40%
THB Mid Cap ESG ETF	1,000.00	1,064.90	1,022.43	2.86	2.80	0.55%
WestEnd U.S. Sector ETF**	1,000.00	1,068.40	1,023.69	0.69	1.53	0.30%

* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

** Actual Expense Paid are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 81/365 to reflect the stub period from commencement of operations October 12, 2022, through December 31, 2022.

188

Victory Portfolios II 189 (Unaudited) Supplemental Information — continued December 31, 2022 Considerations of the Board in Continuing the Investment Advisory Agreements (the “Agreement”) The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 6, 2022. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 18, 2022 and December 6, 2022. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees. In addition, the Independent Trustees considered a past review of their overall process for conducting the annual review of the Funds’ advisory arrangements by a consultant retained through their counsel. The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors: • The requirements of the Funds for the services provided by the Adviser; • The nature, quality and extent of the services provided and expected to be provided; • The performance of the Funds as compared to comparable funds; • The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable); • Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds; • Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds; • Total expenses of each Fund; • Management’s commitment to operating the Funds at competitive expense levels; • The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds; • Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions; • Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution; • The capabilities and financial condition of the Adviser; • Current economic and industry trends; and • The historical relationship between each Fund and the Adviser. The Board reviewed each Fund’s current management fee in the context of the Adviser’s profitability with respect to each Fund. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fee and total expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable exchange-traded funds (“ETFs”) compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. The Board also reviewed the fee of a comparable mutual fund managed by the Adviser that is comparable to the VictoryShares US 500 Enhanced Volatility Wtd ETF and the differences in the services provided to the mutual fund. The Board noted that none of the advisory fee arrangements for the Funds included breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below. For Funds with total net expense ratios that ranked within the fourth quartile (most expensive) in relation to their peers as evaluated by a consultant, the Board requested, and the Adviser provided, supplemental information about the level of fees and the nature of the services provided. The Adviser reviewed additional relevant circumstances, which included, among other things, specialized strategies, small or decreasing assets, or rapid or recent changes in peer expense ratios. The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

Supplemental Information — continued Victory Portfolios II December 31, 2022 190 (Unaudited) The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund’s respective peer group. The Board also found that each Fund’s net annual expense ratio was reasonable as compared with each Fund’s respective peer group. The Board considered the Adviser’s contractual agreement with each Fund to waive its fees and reimburse expenses for a specified period of time, as described in the Fund’s prospectus. The Board reviewed each Fund’s performance against the performance of the Fund’s selected peer group and benchmark index. The Board noted that each Fund’s investment objective is to track an index maintained by an independent third party. The Board recognized that the performance of each Fund is net of expenses, while the performance of each benchmark index reflects gross returns, and as a result, each Fund will generally underperform its benchmark index due to fees and expenses. The Board also considered each Fund’s tracking error as a factor in evaluating performance. The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors. VictoryShares US 500 Volatility Wtd ETF: Noting that the Fund commenced operations in 2014, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board noted the Fund’s tracking error for the periods relative to its peers. The Board also discussed the steps that had been or could be taken by the Adviser to enhance performance in the future. Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. VictoryShares US Small Cap Volatility Wtd ETF: Noting that the Fund commenced operations in 2015, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed and outperformed the peer group median for all of the periods reviewed. The Board noted the Fund’s tracking error for the periods relative to its peers. Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. VictoryShares International Volatility Wtd ETF: Noting that the Fund commenced operations in 2015, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, underperformed the peer group median for the one-year period, and outperformed the peer group median for the three- and five-year periods. The Board noted the Fund’s tracking error for the periods relative to its peers. Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. VictoryShares US Large Cap High Div Volatility Wtd ETF: Noting that the Fund commenced operations in 2015, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed and outperformed the peer group median for all of the periods reviewed. The Board noted the Fund’s tracking error for the periods relative to its peers. Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. VictoryShares US Small Cap High Div Volatility Wtd ETF: Noting that the Fund commenced operations in 2015, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for one- and ten-

Supplemental Information — continued Victory Portfolios II December 31, 2022 191 (Unaudited) years periods, and underperformed the peer group median for the three-year period. The Board noted the Fund’s tracking error for the periods relative to its peers. Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. VictoryShares International High Div Volatility Wtd ETF: Noting that the Fund commenced operations in 2015, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for the one-and three-year periods, and underperformed the peer group median for the five-year period. The Board noted the Fund’s tracking error for the periods relative to its peers. Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. VictoryShares US 500 Enhanced Volatility Wtd ETF: Noting that the Fund commenced operations in 2014, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, outperformed peer group median for the one- and three-year periods, and matched the peer group median for the five-year period. The Board noted the Fund’s tracking error for the periods relative to its peers. Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. VictoryShares US EQ Income Enhanced Volatility Wtd ETF: Noting that the Fund commenced operations in 2014, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, and outperformed the peer group median for all of the periods reviewed. The Board noted the Fund’s tracking error for the periods relative to its peers. Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. VictoryShares US Discovery Enhanced Volatility Wtd ETF: Noting that the Fund commenced operations in 2014, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, and outperformed the peer group median for all of the periods reviewed. The Board noted the Fund’s tracking error for the periods relative to its peers. Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. VictoryShares Developed Enhanced Volatility Wtd ETF: Noting that the Fund commenced operations in 2014, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for the one-year period, and underperformed the peer group median for the three- and five-year periods. The Board noted the Fund’s tracking error for the periods relative to its peers. Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s

Supplemental Information — continued Victory Portfolios II December 31, 2022 192 (Unaudited) expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. VictoryShares Dividend Accelerator ETF: Noting that the Fund commenced operations in 2017, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed and outperformed the peer group median for all of the periods reviewed. The Board noted the Fund’s tracking error for the period relative to its peers. Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. VictoryShares US Multi-Factor Minimum Volatility ETF: Noting that the Fund commenced operations in 2017, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for the one- and five-year periods, and underperformed the peer group median for the three-year period. The Board noted the Fund’s tracking error for the period relative to its peers. Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. VictoryShares Nasdaq Next 50 ETF: Noting that the Fund commenced operations in 2020, the Board compared the Fund’s one-year performance for the period ended June 30, 2022 to that of the median performance of the Fund’s peer group and benchmark index for the same period and considered the fact that the Fund underperformed both the benchmark index and the peer group median for the period. Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. VictoryShares ESG Core Plus Bond ETF: Noting that the Fund commenced operations in 2021 and did not yet have a full calendar year of operating history, the Board compared the Fund’s three-month performance for the period ended September 30, 2022 to that of the median performance of the Fund’s peer group and benchmark index for the same period and considered the fact that the Fund outperformed both the benchmark index and the peer group median for the period. Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. VictoryShares ESG Corporate Bond ETF: Noting that the Fund commenced operations in 2021 and did not yet have a full calendar year of operating history, the Board compared the Fund’s three-month performance for the period ended September 30, 2022 to that of the median performance of the Fund’s peer group and benchmark index for the same period and considered the fact that the Fund underperformed both the benchmark index and the peer group median for the period. Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. VictoryShares THB Mid Cap ESG ETF: Noting that the Fund commenced operations in 2021 and did not yet have a full calendar year of operating history, the Board compared the Fund’s three-month performance for the period ended September 30, 2022 to that of the median performance of the Fund’s peer group and benchmark index for the same period and considered the fact that the Fund outperformed both the benchmark index and the peer group median for the period.

Supplemental Information — continued Victory Portfolios II December 31, 2022 193 (Unaudited) Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. Conclusion: Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others: • The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies, to the extent applicable; • The nature, quality and extent of the investment advisory services provided by the Adviser; • The Adviser’s entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Funds; • The Adviser’s representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience; • The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams; and • The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-mance of the Adviser. Considerations of the Board in Approving the Investment Advisory Agreement (the “Agreement”) The Board approved the Agreement on behalf of the VictoryShares WestEnd U.S. Sector ETF (the “Fund”) at a meeting, which was called for that purpose, on August 30, 2022. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated the information provided and its extensive experience with the Adviser and was advised by legal counsel to the Fund and independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Fund. The Board recognized that management was proposing to add the Fund as an investment portfolio of the Trust and that the Fund had not yet commenced operations and thus had no performance record or historical expenses. In considering whether the compensation to be paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors: • The requirements of the Fund for the services to be provided by the Adviser; • The nature, quality and extent of the services provided to the other exchange-traded funds in the Trust and expected to be provided to the Fund; • The proposed fees to be paid for the services and whether the fee arrangements provide for economies of scale that would benefit Fund shareholders as the Fund grows (acknowledging that economies of scale can be complex to assess and typically are not directly measurable); • Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Fund; • The estimated total expenses of the Fund; • Management’s commitment to operating the Fund at competitive expense levels; • The expected profitability of the Adviser with respect to the Adviser’s relationship with the Fund; • Research and other service benefits expected to be received by the Adviser obtained through payment of client commissions for securities transactions; • Other benefits expected to be received by the Adviser, including revenues to be paid to affiliates of the Adviser by the Fund for administration and fund accounting services; • The capabilities and financial condition of the Adviser; • Current economic and industry trends; and • The historical relationship between the Trust and the Adviser. The Board reviewed the Fund’s proposed gross management fee both in the context of the Adviser’s expected profitability from the Fund and the historical costs associated with operating similar funds. The Board acknowledged that the Fund’s profitability is inherently difficult to estimate in a startup phase. In addition, the Board compared the Fund’s expected operating expense ratio, with the understanding that no distribution or shareholder servicing fees were being proposed to be paid at this time, and management fee with comparable exchange-traded funds in a

Supplemental Information — continued Victory Portfolios II December 31, 2022 194 (Unaudited) peer group of funds with similar investment strategies. The Board considered the Adviser’s commitment to competitive total operating expense ratios through its contractual agreement to waive its fees and reimburse expenses for a specified period of time, noting that this could result in substantial initial subsidies by the Adviser. The Trustees noted that no breakpoints in the advisory fee schedule for the Fund were being proposed at this time. The Board reviewed various other factors with respect to the Fund. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may gave attributed different weights to various factors. Approval of the Agreement on Behalf of the Fund Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Fund, were consistent with the best interests of the Fund and its future shareholders, and the Board unanimously approved the Agreement, on behalf of the Fund, for an initial two year period on the basis of the foregoing review and discussions and the following considerations, among others: • The fairness and reasonableness of the investment advisory fee to be paid to the Adviser under the Agreement in light of the investment advisory services to be provided, the costs of these services, the expected profitability of the Adviser’s relationship with the Fund and the comparability of the fee to be paid to the fees paid by other investment companies; • The nature, quality and extent of the investment advisory services to be provided by Adviser; • The Adviser’s entrepreneurial commitment to the management of the Fund and their inclusion in a broad-based family of funds, which could entail a substantial commitment of the Adviser’s resources to the successful operation of the Fund; • The Adviser’s representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience; • The Adviser’s efforts to enhance investment results by, among other things, developing quality portfolio management teams; and • The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-mance of the Adviser.

Privacy Policy Protecting the Privacy of Information The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance. We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose. To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.* * You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

The Victory Funds P.O. Box 182593 Columbus, Ohio 43218-2593 Visit our website at: vcm.com Call Victory at: 866-376-7890 VPII-VICTORYSHARESETF-SAR (12/22)

December 31, 2022 Semi Annual Report VictoryShares USAA Core Short-Term Bond ETF VictoryShares USAA Core Intermediate-Term Bond ETF

vcm.com News, Information And Education 24 Hours A Day, 7 Days A Week The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes: • Detailed performance records • Daily share prices • The latest fund news • Investment resources to help you become a better investor • A section dedicated to investment professionals Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

TABLE OF CONTENTS Victory Portfolios II 1 Investment Objectives and Portfolio Holdings 3 Schedules of Portfolio Investments VictoryShares USAA Core Short-Term Bond ETF 5 VictoryShares USAA Core Intermediate-Term Bond ETF 17 Financial Statements Statements of Assets and Liabilities 37 Statements of Operations 38 Statements of Changes in Net Assets 39 Financial Highlights 40 Notes to Financial Statements 42 Supplemental Information 50 Proxy Voting and Portfolio Holdings Information 50 Expense Examples 50 Advisory Contract Approval 51 Privacy Policy (inside back cover)

2 Call Victory at: 800-539-FUND (800-539-3863) Visit our website at: vcm.com IRA DISTRIBUTION WITHHOLDING DISCLOSURE We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent. If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution. For more specific information, please consult your tax adviser. The Funds are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds. For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money. The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results. • NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

3 Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide high current income consistent with preservation of principal. Asset Allocation*: December 31, 2022 (% of Net Assets) Senior Secured Loans 0.1% Corporate Bonds 33.5% U.S. Treasury Obligations 2.9% Municipal Bonds 5.5% Collateralized Mortgage Obligations 5.6% Yankee Dollars 8.6% Asset-Backed Securities 23.0% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

4 Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks high current income without undue risk to principal. Asset Allocation*: December 31, 2022 (% of Net Assets) U.S. Treasury Obligations 37.0% Municipal Bonds 2.5% Collateralized Mortgage Obligations 4.5% U.S. Government Agency Mortgages 7.1% Yankee Dollars 8.2% Asset-Backed Securities 9.1% Corporate Bonds 30.5% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II
VictoryShares USAA Core Short-Term Bond ETF

Schedule of Portfolio Investments
December 31, 2022

(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (23.0%)		
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, 1/19/27, Callable 7/18/25 @ 100	$ 1,000,000	$ 910,205
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 9/20/25 @ 100 (a)	478,358	453,976
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100 (a)	541,000	489,341
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 4/15/25 @ 100 (a)	762,000	730,717
ARI Fleet Lease Trust, Series 2022-A, Class A2, 3.12%, 1/15/31, Callable 4/15/25 @ 100 (a)	1,000,000	981,091
Atalaya Equipment Leasing Trust, Series 2021-1A, Class A2, 1.23%, 5/15/26, Callable 10/15/24 @ 100 (a)	738,373	716,723
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class B, 7.09%, 4/20/27 (a)	1,000,000	1,002,057
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class B, 3.33%, 3/20/24, Callable 4/20/23 @ 100 (a)	500,000	498,432
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class B, 4.00%, 9/20/24, Callable 10/20/23 @ 100 (a)	1,000,000	987,878
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class A, 3.70%, 9/20/24, Callable 10/20/23 @ 100 (a)	1,500,000	1,483,723
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class B, 2.00%, 7/21/25, Callable 10/19/23 @ 100 (a)	1,156,000	1,119,336
Canadian Pacer Auto Receivables Trust, Series 2019-1A, Class B, 3.16% (SONIO/N+130bps), 10/21/24, Callable 2/19/23 @ 100 (a)	860,000	857,543
Canadian Pacer Auto Receivables Trust, Series 2019-1A, Class C, 3.75%, 7/21/25, Callable 2/19/23 @ 100 (a)	1,000,000	997,092
CarMax Auto Owner Trust, Series 2021-2, Class A3, 0.52%, 2/17/26, Callable 4/15/25 @ 100	1,926,475	1,852,056
CarMax Auto Owner Trust, Series 2020-4, Class A3, 0.50%, 8/15/25, Callable 12/15/24 @ 100	677,701	658,045
CARS LP, Series 2020-1A, Class A1, 2.69%, 2/15/50, Callable 2/15/23 @ 100 (a)	582,331	542,778
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72%, 9/11/28, Callable 9/10/26 @ 100	1,000,000	956,485
Carvana Auto Receivables Trust, Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 1/10/26 @ 100	547,765	514,211
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 1/10/26 @ 100	567,929	526,187
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/25 (a)	276,500	274,306
Conn's Receivables Funding LLC, Series 2021-A, Class B, 2.87%, 5/15/26, Callable 10/15/23 @ 100.25 (a)	1,000,000	983,210
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 4/15/24 @ 100 (a)	1,500,000	1,487,655
Conn's Receivables Funding LLC, Series 2022-A, Class A, 5.87%, 12/15/26, Callable 4/15/24 @ 100 (a)	771,042	769,809
Conn's Receivables Funding LLC, Series 2021-A, Class A, 1.05%, 5/15/26, Callable 10/15/23 @ 100 (a)	1,333	1,331
CP EF Asset Securitization I LLC, Series 2022-1A, Class A, 5.96%, 4/15/30, Callable 11/15/25 @ 100 (a)	1,214,190	1,194,373
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 12/15/27 @ 100 (a)	1,500,000	1,515,631
CPS Auto Receivables Trust, Series 2022-A, Class B, 1.70%, 4/16/29, Callable 2/15/26 @ 100 (a)	800,000	768,405
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17%, 6/16/25, Callable 1/15/24 @ 100 (a)	359,820	357,864
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.86%, 1/16/29, Callable 3/15/23 @ 100 (a)	268,577	268,155
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37%, 7/16/29, Callable 1/15/24 @ 100 (a)	465,162	460,484
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100 (a)	320,000	291,853
Credit Acceptance Auto Loan Trust, Series 2021-4, Class A, 1.26%, 10/15/30, Callable 4/15/25 @ 100 (a)	333,000	312,107
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class C, 8.45%, 2/15/33, Callable 10/15/26 @ 100 (a)	1,000,000	1,025,662
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class B, 4.95%, 8/16/32, Callable 4/15/26 @ 100 (a)	1,000,000	965,745

See notes to financial statements.
5

Victory Portfolios II
VictoryShares USAA Core Short-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/26, Callable 6/22/23 @ 100 (a)	$ 1,000,000	$ 980,772
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100 (a)	655,000	533,399
DLLST LLC, Series 2022-1A, Class A4, 3.69%, 9/20/28, Callable 7/20/25 @ 100 (a)	1,000,000	966,537
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65%, 7/15/25, Callable 9/15/24 @ 100	25,455	25,420
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 9/15/24 @ 100	708,000	693,869
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 4/15/24 @ 100	453,271	449,663
Encina Equipment Finance LLC, Series 2022-1A, Class A2, 4.88%, 11/15/28, Callable 7/15/26 @ 100 (a)	975,000	948,767
Enterprise Fleet Financing LLC, Series 2022-3, Class A3, 4.29%, 7/20/29, Callable 5/20/26 @ 100 (a)	1,125,000	1,083,580
Enterprise Fleet Financing LLC, Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 7/20/25 @ 100 (a)	1,000,000	1,006,204
Enterprise Fleet Financing LLC, Series 2022-1, Class A2, 3.03%, 1/20/28, Callable 8/20/25 @ 100 (a)	493,006	479,968
Enterprise Fleet Financing LLC, Series 2022-2, Class A2, 4.65%, 5/21/29, Callable 2/20/26 @ 100 (a)	1,000,000	986,062
Evergreen Credit Card Trust, Series 2021-1A, Class A, 0.90%, 10/15/26 (a)	1,500,000	1,395,435
Evergreen Credit Card Trust, Series 2022-CRT1, Class B, 5.61%, 7/15/26 (a)	1,000,000	978,552
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26 (a)	1,000,000	988,989
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 6/15/26, Callable 12/15/24 @ 100	1,500,000	1,442,264
Exeter Automobile Receivables Trust, Series 2022-5A, Class C, 6.51%, 12/15/27	1,000,000	1,003,553
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 12/15/24 @ 100	242,946	239,691
Exeter Automobile Receivables Trust, Series 2021-4, Class C, 1.46%, 10/15/27, Callable 2/15/25 @ 100	1,000,000	946,761
FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.44%, 12/17/38 (a)	1,000,000	868,340
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.14%, 12/17/38 (a)	989,234	857,734
FirstKey Homes Trust, Series 2021-SFR3, Class C, 2.54%, 12/17/38 (a)	1,000,000	852,166
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 12/15/24 @ 100 (a)	1,000,000	913,752
Flagship Credit Auto Trust, Series 4, Class B, 1.49%, 2/15/27, Callable 1/15/26 @ 100 (a)	1,000,000	940,093
Flagship Credit Auto Trust, Series 4, Class C, 1.96%, 12/15/27, Callable 1/15/26 @ 100 (a)	1,000,000	910,634
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100 (a)	1,000,000	871,774
Ford Credit Auto Lease Trust, Series 2022-A, Class B, 3.81%, 8/15/25, Callable 10/15/24 @ 100	643,000	624,717
Ford Credit Floorplan Master Owner Trust A, Series 2020-1, Class B, 0.98%, 9/15/25	1,400,000	1,349,345
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class A3, 4.59%, 6/15/27, Callable 11/15/25 @ 100 (a)	1,000,000	981,680
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class B, 2.15%, 5/17/27, Callable 8/15/25 @ 100 (a)	1,000,000	942,529
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.83%, 12/15/26, Callable 8/15/25 @ 100 (a)	600,000	576,674
GLS Auto Receivables Issuer Trust, Series 4A, Class A, 0.84%, 7/15/25 (a)	332,801	328,121
GLS Auto Receivables Issuer Trust, Series 4A, Class B, 1.53%, 4/15/26, Callable 2/15/26 @ 100 (a)	500,000	478,548
GLS Auto Receivables Issuer Trust, Series 2022-2A, Class B, 4.70%, 9/15/26 (a)	1,000,000	980,985
GLS Auto Receivables Issuer Trust, Series 2020-2A, Class B, 3.16%, 6/16/25, Callable 8/15/24 @ 100 (a)	663,233	658,693
GLS Auto Receivables Trust, Series 2022-1A, Class B, 2.84%, 5/15/26, Callable 2/15/26 @ 100 (a)	1,000,000	970,935
GM Financial Automobile Leasing Trust, Series 2020-3, Class A4, 0.51%, 10/21/24, Callable 4/20/23 @ 100	455,556	454,467
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 1.99%, 6/25/26, Callable 6/25/25 @ 100 (a)	1,000,000	920,265
Hertz Vehicle Financing III LLC, Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100 (a)	1,000,000	901,307
Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.37%, 3/25/25, Callable 3/25/24 @ 100 (a)	1,000,000	974,715

See notes to financial statements.
6

Victory Portfolios II
VictoryShares USAA Core Short-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Hertz Vehicle Financing LLC, Series 2022-4A, Class A, 3.73%, 9/25/26, Callable 9/25/25 @ 100 (a)	$ 1,000,000	$ 954,848
Honda Auto Receivables Owner Trust, Series 2020-3, Class A3, 0.37%, 10/18/24, Callable 1/18/24 @ 100	501,579	489,733
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 5/20/23 @ 100 (a)	795,255	791,268
HPEFS Equipment Trust, Series 2022-1A, Class D, 2.40%, 11/20/29, Callable 5/20/25 @ 100 (a)	667,000	611,614
HPEFS Equipment Trust, Series 2020-1A, Class D, 2.26%, 2/20/30, Callable 4/20/23 @ 100 (a)	1,000,000	989,032
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 3/20/24 @ 100 (a)	1,000,000	941,979
HPEFS Equipment Trust, Series 2021-1A, Class C, 0.75%, 3/20/31, Callable 3/20/24 @ 100 (a)	1,300,000	1,246,631
Hyundai Auto Receivables Trust, Series 2020-C, Class A3, 0.38%, 5/15/25, Callable 3/15/25 @ 100	639,544	621,416
John Deere Owner Trust, Series 2021-B, Class A3, 0.52%, 3/16/26, Callable 4/15/25 @ 100	1,500,000	1,416,787
JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class B, 0.76%, 2/26/29, Callable 5/25/25 @ 100 (a)	362,449	341,617
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 2/15/26 @ 100 (a)	1,000,000	942,224
LAD Auto Receivables Trust, Series 2022-1A, Class B, 5.87%, 9/15/27, Callable 12/15/25 @ 100 (a)	800,000	766,544
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 6/15/27, Callable 12/15/25 @ 100 (a)	797,784	784,654
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30%, 8/17/26, Callable 3/15/25 @ 100 (a)	406,567	394,566
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 3/15/25 @ 100 (a)	1,000,000	940,947
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (a)	1,500,000	1,393,632
Master Credit Card Trust II, Series 2022-1A, Class B, 1.97%, 7/21/26 (a)	1,000,000	934,032
Mercedes-Benz Auto Lease Trust, Series 2020-B, Class A3, 0.40%, 11/15/23, Callable 4/15/23 @ 100	179,353	178,971
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (a)	903,000	763,008
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (a)	293,000	240,704
Nissan Auto Lease Trust, Series 2020-B, Class A3, 0.43%, 10/16/23, Callable 4/15/23 @ 100	8,503	8,492
NMEF Funding LLC, Series 2022-B, Class A2, 6.07%, 6/15/29, Callable 11/15/26 @ 100 (a)	1,000,000	996,929
NMEF Funding LLC, Series 2022-A, Class A2, 2.58%, 10/16/28, Callable 9/15/25 @ 100 (a)	987,547	956,495
NMEF Funding LLC, Series 2022-A, Class B, 3.35%, 10/16/28, Callable 9/15/25 @ 100 (a)	1,000,000	911,141
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @ 100 (a)	2,500,000	2,282,284
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A3, 2.30%, 4/10/26, Callable 3/10/26 @ 100 (a)	1,000,000	945,329
Pawnee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 7/15/27, Callable 9/15/25 @ 100 (a)	1,324,907	1,263,302
Pawneee Equipment Receivables LLC, Series 2022-1, Class A3, 5.17%, 2/15/28, Callable 8/15/26 @ 100 (a)	1,000,000	980,991
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 12/15/25 @ 100 (a)	1,000,000	982,873
PenFed Auto Receivables Owner Trust, Series 2022-A, Class B, 4.60%, 12/15/28, Callable 12/15/25 @ 100 (a)	202,000	199,523
PenFed Auto Receivables Owner Trust, Series 2022-A, Class C, 4.83%, 12/15/28, Callable 12/15/25 @ 100 (a)	667,000	645,932
Prestige Auto Receivables Trust, Series 2018-1A, Class D, 4.14%, 10/15/24, Callable 2/15/23 @ 100 (a)	660,739	659,238
PSNH Funding LLC, Series 2018-1, Class A1, 3.09%, 2/1/26	114,326	113,118
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 11/15/25 @ 100 (a)	886,078	865,051
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D, 8.20%, 12/15/32, Callable 9/15/26 @ 100 (a)	586,956	586,721
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 7.38%, 5/15/32, Callable 11/15/25 @ 100 (a)	708,862	692,405

See notes to financial statements.
7

Victory Portfolios II
VictoryShares USAA Core Short-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class B, 6.45%, 12/15/32, Callable 9/15/26 @ 100 (a)	$ 1,000,000	$ 1,000,065
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C, 6.99%, 12/15/32, Callable 9/15/26 @ 100 (a)	1,000,000	1,000,066
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.72%, 8/16/32, Callable 2/15/26 @ 100 (a)	854,788	850,879
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59%, 9/15/25, Callable 12/15/24 @ 100	346,237	345,077
Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.01%, 1/15/26, Callable 8/15/24 @ 100	627,124	619,269
Santander Retail Auto Lease Trust, Series 2020-B, Class C, 1.18%, 12/20/24, Callable 2/20/24 @ 100 (a)	500,000	475,849
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 3/20/25 @ 100 (a)	752,078	739,997
SCF Equipment Leasing LLC, Series 2022-2A, Class B, 6.50%, 2/20/32, Callable 8/20/29 @ 100 (a)	428,571	425,824
SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/26, Callable 11/20/24 @ 100 (a)	341,329	335,597
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 1/10/25 @ 100 (a)	1,000,000	961,316
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100 (a)	1,000,000	880,283
VB-S1 Issuer LLC-VBTEL, Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @ 100 (a)	1,000,000	868,983
Westlake Automobile Receivables Trust, Series 2022-2A, Class B, 4.31%, 9/15/27, Callable 2/15/26 @ 100 (a)	800,000	778,005
Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25, Callable 5/15/23 @ 100 (a)	1,000,000	992,310
Westlake Automobile Receivables Trust, Series 2021-3A, Class D, 2.12%, 1/15/27, Callable 4/15/25 @ 100 (a)	1,000,000	916,324
Westlake Automobile Receivables Trust, Series 2022-1A, Class B, 2.75%, 3/15/27, Callable 6/15/25 @ 100 (a)	1,000,000	963,277
Wheels Fleet Lease Funding 1 LLC, Series 2022-1A, Class A, 2.47%, 10/18/36, Callable 9/18/24 @ 100 (a)	872,639	849,090
World Omni Select Auto Trust, Series 2020-A, Class A3, 0.55%, 7/15/25, Callable 5/15/24 @ 100	283,764	281,446
World Omni Select Auto Trust, Series 2021-A, Class A3, 0.53%, 3/15/27, Callable 2/15/25 @ 100	2,000,000	1,928,993
Total Asset-Backed Securities (Cost $107,650,221)		103,508,107
Collateralized Mortgage Obligations (5.6%)		
BBCMS Mortgage Trust, Series 2020-BID, Class B, 6.86% (LIBOR01M+254bps), 10/15/37 (a)(b)	1,750,000	1,710,225
BBCMS Mortgage Trust, Series 2020-BID, Class A, 6.46% (LIBOR01M+214bps), 10/15/37 (a)(b)	1,000,000	971,967
BPR Trust, Series 2021-TY, Class C, 6.02% (LIBOR01M+170bps), 9/15/38 (a)(b)	1,000,000	935,773
BPR Trust, Series 2021-TY, Class A, 5.37% (LIBOR01M+105bps), 9/15/38 (a)(b)	1,000,000	949,825
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 5.90% (LIBOR01M+145bps), 10/15/36 (a)(b).	2,465,000	2,383,590
BX Trust, Series 2022-CLS, Class B, 6.30%, 10/13/27 (a)	1,000,000	987,028
BX Trust, Series 2022-LBA6, Class C, 5.94% (TSFR1M+160bps), 1/15/39 (a)(b)	1,000,000	947,542
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36 (a)	500,000	486,656
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100 (c)	1,500,000	1,431,618
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	3,000,000	2,839,089
COMM Mortgage Trust, Series 2014- 277P, Class C, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	333,000	305,064
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	1,000,000	918,658
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100 (a)	1,000,000	888,809

See notes to financial statements.

8

Victory Portfolios II
VictoryShares USAA Core Short-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class C, 4.12%, 1/15/46, Callable 7/15/23 @ 100 (c)	$ 1,000,000	$ 982,079
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5, 3.14%, 12/15/47	160,699	159,985
KNDL Mortgage Trust, Series 2019-KNSQ, Class C, 5.37% (LIBOR01M+105bps), 5/15/36 (a)(b)	1,175,000	1,146,945
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 5.27% (LIBOR01M+95bps), 5/15/36 (a) (b)	500,000	491,090
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A1, 5.48% (LIBOR03M+80bps), 2/20/28, Callable 2/20/23 @ 100 (a)(b)	136,889	135,932
SMRT, Series 2022-MINI, Class B, 5.69% (TSFR1M+135bps), 1/15/39 (a)(b)	1,000,000	959,684
SREIT Trust, Series 2021-MFP2, Class A, 5.14% (LIBOR01M+82bps), 11/15/36 (a)(b)	1,000,000	962,559
SREIT Trust, Series 2021-MFP2, Class B, 5.49% (LIBOR01M+117bps), 11/15/36 (a)(b)	1,000,000	953,701
Stratus CLO Ltd., Series 2021-3A, Class A, 5.19% (LIBOR03M+95bps), 12/29/29, Callable 1/20/23 @ 100 (a)(b)	905,199	892,868
Stratus CLO Ltd., Series 2021-3A, Class B, 5.79% (LIBOR03M+155bps), 12/29/29, Callable 4/20/27 @ 100 (a)(b)	821,000	792,494
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.86%, 3/15/48, Callable 3/15/23 @ 100 (c)	2,000,000	1,988,755
Total Collateralized Mortgage Obligations (Cost $26,166,505)		25,221,936
Senior Secured Loans (0.1%)		
Clean Harbors, Inc., Initial Term Loan, First Lien, 5.98% (LIBOR01M+175bps), 6/30/24 (b)	423,269	421,220
Total Senior Secured Loans (Cost $423,793)		421,220
Corporate Bonds (33.5%)		
Communication Services (1.4%):		
Magallanes, Inc., 3.64%, 3/15/25(a)	1,000,000	951,160
Sprint Corp., 7.88%, 9/15/23	2,000,000	2,029,860
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 3/20/25, Callable 3/20/24 @ 100(a)	1,185,750	1,170,608
TEGNA, Inc., 4.75%, 3/15/26, Callable 3/15/23 @ 102.38(a)	2,000,000	1,946,980
		6,098,608
Consumer Discretionary (2.9%):		
Association of American Medical Colleges, 2.12%, 10/1/24	750,000	702,122
BMW US Capital LLC, 3.25%, 4/1/25(a)	1,000,000	965,200
Expedia Group, Inc., 6.25%, 5/1/25, Callable 2/1/25 @ 100(a)	1,000,000	1,007,220
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100(a)	500,000	438,795
Lithia Motors, Inc., 4.63%, 12/15/27, Callable 2/6/23 @ 103.47(a)	2,000,000	1,821,740
Murphy Oil USA, Inc., 5.63%, 5/1/27, Callable 2/6/23 @ 102.81	1,000,000	970,060
Newell Brands, Inc., 4.45%, 4/1/26, Callable 1/1/26 @ 100	2,750,000	2,602,105
Nissan Motor Acceptance Co. LLC, 2.00%, 3/9/26, Callable 2/9/26 @ 100(a)	2,331,000	2,006,478
Nordstrom, Inc., 2.30%, 4/8/24, Callable 1/23/23 @ 100	1,500,000	1,405,275
QVC, Inc., 4.45%, 2/15/25, Callable 11/15/24 @ 100	617,000	504,434
Toll Brothers Finance Corp., 4.38%, 4/15/23, Callable 2/6/23 @ 100	750,000	746,310
		13,169,739
Consumer Staples (0.6%):		
Darling Ingredients, Inc., 5.25%, 4/15/27, Callable 1/17/23 @ 102.63(a)	2,500,000	2,438,450
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(a)	319,000	319,571
		2,758,021
Energy (4.0%):		
Buckeye Partners LP, 4.15%, 7/1/23, Callable 4/1/23 @ 100	500,000	493,240
DCP Midstream Operating LP		
3.88%, 3/15/23, Callable 2/6/23 @ 100	1,000,000	994,150
5.85% (LIBOR03M+385bps), 5/21/43, Callable 5/21/23 @ 100 (a)(b)	500,000	487,815
Energy Transfer LP		

See notes to financial statements.
9

Victory Portfolios II
VictoryShares USAA Core Short-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100 (b)(d)	$ 1,000,000	$ 868,570
4.90%, 2/1/24, Callable 11/1/23 @ 100	1,000,000	987,720
EQM Midstream Partners LP, 4.00%, 8/1/24, Callable 5/1/24 @ 100	324,000	311,772
Gray Oak Pipeline LLC, 2.00%, 9/15/23(a)	833,000	808,918
HollyFrontier Corp., 5.88%, 4/1/26, Callable 1/1/26 @ 100	1,881,000	1,859,068
Midwest Connector Capital Co. LLC, 3.90%, 4/1/24, Callable 3/1/24 @ 100(a)	2,500,000	2,420,275
Murphy Oil Corp., 5.88%, 12/1/27, Callable 2/6/23 @ 102.94	1,690,000	1,626,270
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28, Callable 2/15/23 @ 102.06(a)	2,000,000	1,867,380
SM Energy Co., 5.63%, 6/1/25, Callable 2/6/23 @ 100.94	1,000,000	966,040
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 7/15/27, Callable 2/6/23 @ 104.88	1,000,000	1,009,710
USX Corp., 8.13%, 7/15/23	400,000	405,060
Western Midstream Operating LP		
5.04% (LIBOR03M+185bps), 1/13/23 (b)	500,000	499,915
3.35%, 2/1/25, Callable 1/1/25 @ 100	2,000,000	1,892,440
WPX Energy, Inc., 8.25%, 8/1/23, Callable 6/1/23 @ 100	500,000	495,220
		17,993,563
Financials (14.5%):		
Ally Financial, Inc., 7.10%, 11/15/27, Callable 10/15/27 @ 100(e)	1,556,000	1,586,389
AmTrust Financial Services, Inc., 6.13%, 8/15/23	1,500,000	1,458,810
Antares Holdings LP, 6.00%, 8/15/23, Callable 7/15/23 @ 100(a)	1,546,000	1,518,899
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100	750,000	689,940
Athene Global Funding		
2.80%, 5/26/23 (a)	750,000	742,238
1.20%, 10/13/23 (a)	500,000	482,810
1.72%, 1/7/25 (a)	2,000,000	1,843,320
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100(a)	1,000,000	981,060
Blackstone Private Credit Fund		
1.75%, 9/15/24 (a)	1,000,000	919,730
2.35%, 11/22/24 (a)	1,000,000	915,330
7.05%, 9/29/25 (a)	1,000,000	990,980
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100(b)	1,832,000	1,755,184
DAE Funding LLC, 1.55%, 8/1/24, Callable 7/1/24 @ 100(a)	250,000	232,955
Entergy Texas Restoration Funding II LLC, 3.05%, 12/15/27	585,249	557,104
F&G Global Funding, 5.15%, 7/7/25(a)	1,000,000	977,800
First American Financial Corp., 4.30%, 2/1/23	2,800,000	2,794,680
First Citizens BancShares, Inc., 3.38% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100(b)	1,000,000	945,360
First Financial Bancorp, 5.13%, 8/25/25	1,000,000	967,680
FNB Corp.		
2.20%, 2/24/23, Callable 2/6/23 @ 100	2,376,000	2,359,867
5.15%, 8/25/25, Callable 7/25/25 @ 100	450,000	444,924
Ford Motor Credit Co. LLC, 3.38%, 11/13/25, Callable 10/13/25 @ 100	1,000,000	905,770
FS KKR Capital Corp.		
4.25%, 2/14/25, Callable 1/14/25 @ 100 (a)	1,400,000	1,315,342
3.40%, 1/15/26, Callable 12/15/25 @ 100	2,024,000	1,797,433
Fulton Financial Corp., 3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100(b)	1,000,000	940,750
GA Global Funding Trust, 1.63%, 1/15/26(a)	500,000	443,730
Main Street Capital Corp.		
5.20%, 5/1/24	2,400,000	2,363,328
3.00%, 7/14/26, Callable 6/14/26 @ 100	500,000	431,315
Morgan Stanley, 0.79% (SOFR+53bps), 5/30/25, Callable 5/30/24 @ 100(b)	2,000,000	1,863,540
National General Holdings Corp., 6.75%, 5/15/24(a)	1,000,000	1,007,990
OneMain Finance Corp., 8.25%, 10/1/23	500,000	502,640
OWL Rock Core Income Corp., 5.50%, 3/21/25(a)	1,000,000	970,750
People's United Bank NA, 4.00%, 7/15/24, Callable 4/16/24 @ 100	1,000,000	980,130
ProAssurance Corp., 5.30%, 11/15/23	1,000,000	989,180
Prudential Financial, Inc., 5.63% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100(b)	2,363,000	2,327,555
Radian Group, Inc., 4.50%, 10/1/24, Callable 7/1/24 @ 100	2,503,000	2,410,739
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(b)(d)	2,998,000	2,929,855
SCE Recovery Funding LLC, 0.86%, 11/15/31	1,732,651	1,445,776
Synchrony Bank, 5.40%, 8/22/25, Callable 7/22/25 @ 100	1,000,000	986,500
Synchrony Financial		
4.88%, 6/13/25, Callable 5/13/25 @ 100	1,000,000	975,560

See notes to financial statements.
10

Victory Portfolios II
VictoryShares USAA Core Short-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
3.95%, 12/1/27, Callable 9/1/27 @ 100	$ 1,000,000	$ 892,670
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100(b)	1,500,000	1,467,285
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(b)	1,500,000	1,311,900
The Bank of New York Mellon Corp., 4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(b) (d)	1,876,000	1,797,246
The Huntington National Bank, 5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100(b)	2,000,000	1,931,640
The Prudential Insurance Co. of America, 8.30%, 7/1/25(a)	1,000,000	1,063,210
TIAA FSB Holdings, Inc.		
5.75%, 7/2/25, Callable 6/2/25 @ 100	1,000,000	982,900
9.47% (LIBOR03M+470bps), 3/15/26, Callable 2/6/23 @ 100 (b)	750,000	747,060
Truist Financial Corp., 4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(b)(d)	3,000,000	2,877,960
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100(b)	1,000,000	920,760
Webster Financial Corp., 4.38%, 2/15/24, Callable 1/16/24 @ 100	2,550,000	2,488,749
		65,234,323
Health Care (1.2%):		
Astrazeneca Finance LLC, 0.70%, 5/28/24, Callable 2/6/23 @ 100	1,000,000	943,280
CommonSpirit Health, 6.07%, 11/1/27, Callable 8/1/27 @ 100	1,500,000	1,531,725
HCA, Inc., 7.50%, 12/15/23	1,000,000	1,012,320
Hikma Finance USA LLC, 3.25%, 7/9/25	2,000,000	1,854,720
		5,342,045
Industrials (3.0%):		
Air Lease Corp.		
2.75%, 1/15/23	2,000,000	1,998,220
2.25%, 1/15/23	250,000	249,667
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(a)	1,000,000	961,660
Ashtead Capital, Inc., 4.38%, 8/15/27, Callable 1/23/23 @ 102.19(a)	3,435,000	3,216,362
Daimler Trucks Finance North America LLC, 1.63%, 12/13/24(a)	2,000,000	1,859,720
Delta Air Lines Pass Through Trust, 2.00%, 6/10/28	850,515	725,566
EnerSys, 5.00%, 4/30/23, Callable 2/6/23 @ 100(a)	908,000	905,022
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25(a)	900,058	896,773
Spirit Airlines Pass Through Trust, 4.45%, 4/1/24	793,021	749,516
The Nature Conservancy, 0.63%, 7/1/24	650,000	607,451
U.S. Airways Pass Through Trust, 3.95%, 11/15/25	286,715	258,258
United Airlines Pass Through Trust		
4.15%, 4/11/24	532,422	513,377
4.88%, 1/15/26	261,366	246,045
XPO Escrow Sub LLC, 7.50%, 11/15/27, Callable 11/15/24 @ 103.75(a)	500,000	504,515
		13,692,152
Information Technology (0.5%):		
Qorvo, Inc., 1.75%, 12/15/24, Callable 1/17/23 @ 100(a)	1,675,000	1,545,422
Western Digital Corp., 4.75%, 2/15/26, Callable 11/15/25 @ 100	500,000	470,375
		2,015,797
Materials (1.8%):		
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a)	1,000,000	929,560
Berry Global, Inc., 4.88%, 7/15/26, Callable 2/6/23 @ 102.44(a)	3,150,000	3,042,176
Celanese US Holdings LLC		
5.90%, 7/5/24	1,000,000	999,470
6.05%, 3/15/25	1,000,000	997,160
Cleveland-Cliffs, Inc., 6.75%, 3/15/26, Callable 2/6/23 @ 105.06(a)	1,000,000	1,004,050
Freeport-McMoRan, Inc., 5.00%, 9/1/27, Callable 2/6/23 @ 102.5	1,000,000	972,850
		7,945,266
Real Estate (3.4%):		
Alexander Funding Trust, 1.84%, 11/15/23(a)	2,000,000	1,890,320
Boston Properties LP, 6.75%, 12/1/27, Callable 11/1/27 @ 100	1,000,000	1,032,710
Host Hotels & Resorts LP, 4.50%, 2/1/26, Callable 11/1/25 @ 100	1,044,000	1,000,319
LXP Industrial Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100(e)	1,000,000	971,510
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 2/6/23 @ 102.5	2,500,000	2,103,750
Newmark Group, Inc., 6.13%, 11/15/23, Callable 10/15/23 @ 100	800,000	794,296

See notes to financial statements.
11

Victory Portfolios II
VictoryShares USAA Core Short-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	$ 3,418,000	$ 3,390,622
Retail Opportunity Investments Partnership LP, 5.00%, 12/15/23, Callable 9/15/23 @ 100	1,000,000	985,030
SBA Tower Trust		
2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	750,000	706,888
6.60%, 1/15/28, Callable 1/15/27 @ 100 (a)	421,000	419,971
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 2/6/23 @ 101.75(a)	864,000	817,249
Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100	1,500,000	1,270,680
		15,383,345
Utilities (0.2%):		
CenterPoint Energy Resources Corp., 0.70%, 3/2/23, Callable 2/6/23 @ 100	1,000,000	992,860
Total Corporate Bonds (Cost $157,592,795)		150,625,719
Yankee Dollars (8.6%)		
Communication Services (0.2%):		
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24(a)	1,000,000	994,460
Consumer Discretionary (0.1%):		
Stellantis NV, 5.25%, 4/15/23	500,000	499,030
Consumer Staples (0.3%):		
Imperial Brands Finance PLC, 3.13%, 7/26/24, Callable 6/26/24 @ 100(a)	948,000	908,175
Leviathan Bond Ltd., 5.75%, 6/30/23, Callable 3/30/23 @ 100(a)	500,000	497,908
		1,406,083
Energy (1.5%):		
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(b)(d)	1,500,000	1,428,735
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27(a)	405,995	376,159
Harbour Energy PLC, 5.50%, 10/15/26, Callable 10/15/23 @ 102.75(a)	1,500,000	1,342,155
Var Energi ASA		
5.00%, 5/18/27, Callable 4/18/27 @ 100 (a)	1,000,000	942,530
7.50%, 1/15/28, Callable 12/15/27 @ 100 (a)	2,334,000	2,374,728
		6,464,307
Financials (3.4%):		
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/24, Callable 1/15/24 @ 100	1,000,000	969,880
Avolon Holdings Funding Ltd., 2.13%, 2/21/26, Callable 1/21/26 @ 100(a)	750,000	646,575
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 5.38%, 4/17/25(a)	1,000,000	989,860
Barclays PLC, 7.33% (H15T1Y+305bps), 11/2/26, Callable 11/2/25 @ 100(b)	1,000,000	1,036,790
BAT International Finance PLC		
1.67%, 3/25/26, Callable 2/25/26 @ 100	1,000,000	885,390
4.45%, 3/16/28, Callable 2/16/28 @ 100	1,000,000	925,590
Element Fleet Management Corp., 1.60%, 4/6/24, Callable 3/6/24 @ 100(a)	400,000	378,476
Federation des Caisses Desjardins du Quebec, 4.40%, 8/23/25(a)	1,000,000	974,980
NatWest Group PLC		
6.10%, 6/10/23	500,000	498,955
7.47% (H15T1Y+285bps), 11/10/26, Callable 11/10/25 @ 100 (b)	1,000,000	1,041,280
Ontario Teachers' Cadillac Fairview Properties Trust, 3.88%, 3/20/27, Callable 12/20/26 @ 100(a)	1,000,000	915,230
Ontario Teachers' Finance Trust, 0.38%, 9/29/23(a)	1,000,000	968,020
ORIX Corp., 5.00%, 9/13/27(e)	1,000,000	994,870
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN	2,100,000	1,976,625
Santander UK Group Holdings PLC, 3.37% (LIBOR03M+108bps), 1/5/24(b)	250,000	250,000
Standard Chartered PLC, 7.78% (H15T1Y+310bps), 11/16/25, Callable 11/16/24 @ 100(a)(b)	1,000,000	1,031,520
VEON Holdings BV, 5.95%, 2/13/23	1,000,000	908,810
		15,392,851
Industrials (0.6%):		
Air Canada Pass Through Trust		
5.00%, 12/15/23 (a)	196,666	189,031

See notes to financial statements.
12

Victory Portfolios II
VictoryShares USAA Core Short-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
4.13%, 5/15/25 (a)	$ 857,268	$ 777,808
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	500,000	470,740
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100(a)	1,455,000	1,295,503
		2,733,082
Information Technology (0.3%):		
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a)	1,392,000	1,403,526
Materials (2.2%):		
Alcoa Nederland Holding BV, 5.50%, 12/15/27, Callable 6/15/23 @ 102.75(a)	1,613,000	1,554,158
ArcelorMittal SA, 6.55%, 11/29/27, Callable 10/29/27 @ 100	1,500,000	1,511,865
OCI NV, 4.63%, 10/15/25, Callable 2/6/23 @ 102.31(a)	2,000,000	1,911,580
POSCO, 4.38%, 8/4/25(a)	1,000,000	965,300
Syngenta Finance NV		
4.44%, 4/24/23, Callable 3/24/23 @ 100 (a)	1,000,000	995,820
4.89%, 4/24/25, Callable 2/24/25 @ 100 (a)	1,725,000	1,673,284
West Fraser Timber Co. Ltd., 4.35%, 10/15/24, Callable 7/15/24 @ 100(a)	1,000,000	967,660
		9,579,667
Total Yankee Dollars (Cost $39,982,137)		38,473,006
Municipal Bonds (5.5%)		
California (1.0%):		
California Municipal Finance Authority Revenue		
0.93%, 2/1/2023	1,000,000	996,831
1.36%, 2/1/2024	495,000	474,412
California Statewide Communities Development Authority Revenue, 2.15%, 11/15/30, Continuously Callable @100	1,065,000	853,427
California Statewide Communities Development Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30	1,385,000	1,201,065
City of Gardena Revenue, 1.30%, 4/1/23	565,000	560,133
Placentia Public Financing Authority Revenue, Series A, 1.93%, 6/1/23	300,000	295,657
		4,381,525
Colorado (0.4%):		
Colorado Health Facilities Authority Revenue, Series B, 2.80%, 12/1/26	420,000	385,397
Denver City & County Housing Authority Revenue, 1.33%, 6/1/24, Continuously Callable @100	750,000	709,646
Park Creek Metropolitan District Revenue, Series B, 2.43%, 12/1/23	700,000	683,094
		1,778,137
Florida (0.2%):		
Hillsborough County IDA Revenue, 2.16%, 8/1/25	1,250,000	1,159,439
Hawaii (0.1%):		
State of Hawaii Airports System Revenue, Series B, 0.90%, 7/1/23	300,000	294,188
Illinois (0.6%):		
Chicago O'Hare International Airport Revenue, Series D, 0.96%, 1/1/23	165,000	165,000
Sales Tax Securitization Corp. Revenue, 0.79%, 1/1/23	1,750,000	1,750,000
State of Illinois Sales Tax Revenue, Series B, 0.94%, 6/15/24	1,000,000	940,356
		2,855,356
Indiana (0.2%):		
Indiana Finance Authority Revenue		
0.96%, 3/1/2024	450,000	428,091
1.41%, 3/1/2025	570,000	525,299
		953,390
Maine (0.1%):		
Maine State Housing Authority Revenue, Series H, 1.70%, 11/15/26	600,000	534,062
Maryland (0.4%):		
Maryland Health & Higher Educational Facilities Authority Revenue		
1.81%, 1/1/2025	1,000,000	919,744
1.89%, 1/1/2026	1,000,000	885,899
		1,805,643

See notes to financial statements.
13

Victory Portfolios II
VictoryShares USAA Core Short-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Michigan (0.3%):		
Michigan Finance Authority Revenue		
2.21%, 12/1/2023	$ 185,000	$ 180,322
2.31%, 12/1/2024	105,000	99,739
Series A-1, 2.33%, 6/1/2030	497,786	476,097
Ypsilanti School District, GO, 1.89%, 5/1/24	510,000	487,437
		1,243,595
Nebraska (0.1%):		
Papio-Missouri River Natural Resource District Special Tax, 2.09%, 12/15/24, Continuously Callable @100	545,000	517,329
New Jersey (0.4%):		
South Jersey Transportation Authority Revenue		
Series B, 2.10%, 11/1/2024	750,000	701,548
Series B, 2.20%, 11/1/2025	750,000	679,775
South Jersey Transportation Authority System Revenue, Series B, 3.02%, 11/1/25	425,000	394,212
		1,775,535
New York (0.1%):		
New York City Housing Development Corp. Revenue, 2.32%, 1/1/23	240,000	240,000
Oklahoma (0.2%):		
Oklahoma Turnpike Authority Revenue, Series B, 0.63%, 1/1/23	560,000	560,000
The University of Oklahoma Revenue, Series B, 0.93%, 7/1/24	350,000	330,082
		890,082
Pennsylvania (0.1%):		
State Public School Building Authority Revenue, 2.75%, 4/1/25	500,000	470,207
Rhode Island (0.2%):		
Providence Redevelopment Agency Revenue, Series A, 2.50%, 3/15/26	805,000	754,378
Tennessee (0.1%):		
Metropolitan Government Nashville & Davidson County Sports Authority Revenue, 1.03%, 8/1/24	600,000	565,741
Texas (1.0%):		
Aledo Independent School District, GO (NBGA - Texas Permanent School Fund), 2/15/24 (f)	250,000	236,815
Harris County Cultural Education Facilities Finance Corp. Revenue		
1.59%, 11/15/2023	675,000	653,757
1.84%, 11/15/2024	500,000	469,601
Series B, 2.30%, 5/15/2024	600,000	575,669
Lubbock Texas Water & Wastewater System Revenue, Series B, 1.93%, 2/15/24	750,000	726,063
State of Texas, GO, 3.11%, 10/1/23	500,000	493,943
Tarrant County Cultural Education Facilities Finance Corp. Revenue		
1.07%, 9/1/2023	525,000	510,354
1.36%, 9/1/2024	700,000	655,803
		4,322,005
Total Municipal Bonds (Cost $26,085,959)		24,540,612

Security Description	Principal Amount	Value
U.S. Treasury Obligations (2.9%)		
U.S. Treasury Notes		
0.50%, 11/30/23	2,000,000	1,923,906
3.00%, 7/31/24	2,000,000	1,950,312
4.50%, 11/30/24	4,000,000	4,000,313
4.25%, 10/15/25	5,000,000	4,996,875
Total U.S. Treasury Obligations (Cost $12,917,353)		12,871,406

Security Description	Principal Amount	Value
Commercial Papers (18.4%)(g)		
Alliant Energy, 6.06%, 1/3/23 (a)	4,400,000	4,397,778
Amphenol Corp., 5.94%, 1/3/23 (a)	3,500,000	3,498,268
Autonation, Inc., 6.46%, 1/3/23 (a)	4,000,000	3,997,847
Aviation Capital Group, 5.33%, 1/5/23 (a)	1,700,000	1,698,743
Aviation Capital Group, 4.72%, 1/23/23 (a)	634,000	632,096

See notes to financial statements.
14

Victory Portfolios II
VictoryShares USAA Core Short-Term Bond ETF

Schedule of Portfolio Investments *— continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount		Value
Aviation Capital Group, 5.91%, 1/3/23 (a)	1,000,000	$	999,508
CenterPoint Energy, Inc., 6.06%, 1/3/23 (a)	4,400,000		4,397,778
ConAgra Brands, Inc., 6.33%, 1/3/23 (a)	4,000,000		3,997,892
Constellation Brands, Inc., 6.46%, 1/3/23 (a)	800,000		799,569
Crown Castle, Inc., 5.38%, 1/10/23 (a)	3,300,000		3,295,072
Crown Castle, Inc., 5.43%, 1/9/23 (a)	850,000		848,847
Dominion Resources, Inc., 5.01%, 1/11/23 (a)	1,600,000		1,597,557
Dominion Resources, Inc., 4.90%, 1/17/23 (a)	2,500,000		2,494,229
DTE Energy Co., 5.00%, 1/12/23 (a)	4,300,000		4,292,846
Energy Transfer LP, 5.84%, 1/5/23 (a)	2,000,000		1,998,380
Erac USA Finance, 5.69%, 1/4/23 (a)	1,000,000		999,368
Eversource Energy, 5.32%, 1/5/23 (a)	4,000,000		3,997,049
FMC Corp., 6.46%, 1/3/23 (a)	4,400,000		4,397,632
Jabil, Inc., 5.92%, 1/6/23 (a)	4,200,000		4,195,860
Newell Brands, Inc., 5.39%, 1/10/23 (a)	1,300,000		1,298,056
One Gas, Inc., 5.53%, 1/5/23 (a)	4,300,000		4,296,700
Ovintiv, Inc., 6.07%, 1/4/23 (a)	4,000,000		3,997,304
Ovintiv, Inc., 5.36%, 1/11/23 (a)	350,000		349,428
Southwestern Public Service Co., 6.06%, 1/3/23 (a)	4,400,000		4,397,778
Targa Resources Corp., 5.66%, 1/3/23 (a)	3,000,000		2,998,585
TE Connectivity, 6.06%, 1/3/23 (a)	4,300,000		4,297,829
VW Credit, Inc., 5.06%, 1/10/23 (a)	4,200,000		4,194,103
Walgreens Boots Alliance, Inc., 5.06%, 1/12/23 (a)	576,000		575,029
Walgreens Boots Alliance, Inc., 4.96%, 1/23/23 (a)	3,800,000		3,787,984
Total Commercial Papers (Cost $82,748,510)			82,729,115
	Shares		
Collateral for Securities Loaned (0.6%)^			
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (h)	673,875		673,875
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (h)	673,875		673,875
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (h)	673,875		673,875
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (h)	673,875		673,875
Total Collateral for Securities Loaned (Cost $2,695,500)			2,695,500
Total Investments (Cost $456,262,773) — 98.2%			441,086,621
Other assets in excess of liabilities — 1.8%			8,178,575
NET ASSETS - 100.00%		$	449,265,196

^ Purchased with cash collateral from securities on loan.

(a) Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2022, the fair value of these securities was $265,077,348 and amounted to 59.0% of net assets.

(b) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2022.

(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2022.

(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(e) All or a portion of this security is on loan.

(f) Zero-coupon bond.

(g) Rate represents the effective yield at December 31, 2022.

(h) Rate disclosed is the daily yield on December 31, 2022.

bps—Basis points
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2022.
H15T5Y—5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2022.
IDA—Industrial Development Authority
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of December 31, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of December 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership

See notes to financial statements.
15

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF 16 (Unaudited) Schedule of Portfolio Investments — continued December 31, 2022 See notes to financial statements. MTN—Medium Term Note PLC—Public Limited Company SOFR—Secured Overnight Financing Rate TSFR1M—1 month Term SOFR, rate disclosed as of December 31, 2022. USSW5—USD 5 Year Swap Rate, rate disclosed as of December 31, 2022. Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities. NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF

Schedule of Portfolio Investments
December 31, 2022

(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (9.1%)		
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (a)	$ 1,500,000	$ 1,276,580
American Credit Acceptance Receivables Trust, Series 2022-1, Class B, 1.68%, 9/14/26, Callable 10/13/24 @ 100 (a)	1,000,000	974,471
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28, Callable 10/13/24 @ 100 (a)	1,000,000	940,022
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class B, 1.17%, 8/18/27, Callable 12/18/25 @ 100	1,000,000	924,039
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 9/20/25 @ 100 (a)	955,910	907,188
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28, Callable 7/20/26 @ 100 (a)	1,500,000	1,479,266
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 4/15/25 @ 100 (a)	762,000	730,717
ARI Fleet Lease Trust, Series 2022-A, Class B, 3.79%, 1/15/31, Callable 4/15/25 @ 100 (a)	467,000	434,505
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 2/15/23 @ 100 (a)	723,396	721,734
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class B, 7.09%, 4/20/27 (a)	1,000,000	1,002,057
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class B, 4.00%, 9/20/24, Callable 10/20/23 @ 100 (a)	1,000,000	987,878
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25, Callable 10/20/24 @ 100 (a)	500,000	477,071
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 8/15/23 @ 100 (a)	1,062,000	1,043,249
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class A4, 1.89%, 3/19/25, Callable 10/19/23 @ 100 (a)	433,000	422,727
CARDS II Trust, Series 2021-1A, Class A, 0.60%, 4/15/27 (a)	2,300,000	2,168,926
CarMax Auto Owner Trust, Series 2021-2, Class B, 1.03%, 12/15/26, Callable 4/15/25 @ 100	2,000,000	1,821,661
CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27, Callable 4/15/24 @ 100	780,000	764,265
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 3/15/24 @ 100	1,275,000	1,229,911
Carvana Auto Receivables Trust, Series 2021-P2, Class B, 1.27%, 3/10/27, Callable 12/10/26 @ 100	1,500,000	1,279,537
CF Hippolyta LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @ 100 (a)	1,427,581	1,234,401
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 4/15/24 @ 100 (a)	1,500,000	1,487,655
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 12/15/27 @ 100 (a)	2,000,000	2,020,841
CPS Auto Receivables Trust, Series 2022-A, Class B, 1.70%, 4/16/29, Callable 2/15/26 @ 100 (a)	1,200,000	1,152,608
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17%, 6/16/25, Callable 1/15/24 @ 100 (a)	719,641	715,728
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.86%, 1/16/29, Callable 3/15/23 @ 100 (a)	268,577	268,155
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29, Callable 6/15/23 @ 100 (a)	526,248	523,929
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class B, 7.52%, 12/15/32, Callable 10/15/26 @ 100 (a)	1,500,000	1,544,053
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30, Callable 12/15/24 @ 100 (a)	1,038,000	955,885
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24 (a)	107,268	106,486
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 9/20/25 @ 100 (a)	1,000,000	819,087
Diamond Issuer, Series 2021-1A, Class A, 2.31%, 11/20/51, Callable 11/20/25 @ 100 (a)	1,125,000	932,577
DLLST LLC, Series 2022-1A, Class A4, 3.69%, 9/20/28, Callable 7/20/25 @ 100 (a)	2,000,000	1,933,074
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class B, 0.98%, 12/11/34 (a)	1,327,000	1,243,338
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65%, 7/15/25, Callable 9/15/24 @ 100	50,911	50,841
DT Auto Owner Trust, Series 2021-3A, Class B, 0.58%, 11/17/25, Callable 5/15/25 @ 100 (a)	2,000,000	1,933,295
Encina Equipment Finance LLC, Series 2021-1A, Class A2, 0.74%, 12/15/26, Callable 7/15/23 @ 100 (a)	439,065	432,009
Encina Equipment Finance LLC, Series 2021-1A, Class B, 1.21%, 2/16/27, Callable 7/15/23 @ 100 (a)	1,187,000	1,139,847
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25, Callable 5/20/23 @ 100 (a)	820,000	802,184

See notes to financial statements.
17

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF

Schedule of Portfolio Investments — continued
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Enterprise Fleet Financing LLC, Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 7/20/25 @ 100 (a)	$ 2,000,000	$ 2,012,409
Enterprise Fleet Financing LLC, Series 22-1, Class A3, 3.27%, 1/20/28, Callable 8/20/25 @ 100 (a)	1,000,000	944,747
Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.38%, 7/20/29, Callable 5/20/26 @ 100 (a)	1,000,000	981,003
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26 (a)	1,000,000	988,989
Evergreen Credit Card Trust, Series 2022-CRT1, Class C, 6.19%, 7/15/26 (a)	1,500,000	1,467,947
Exeter Automobile Receivables Trust, Series 2021-4A, Class B, 1.05%, 5/15/26, Callable 2/15/25 @ 100	1,000,000	976,060
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (a)	500,000	469,365
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 2/15/23 @ 100 (a)	750,000	750,016
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 11/15/23 @ 100 (a)	852,322	847,114
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/38 (a)	1,153,846	977,682
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 4/15/25 @ 100 (a)	1,000,000	989,299
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	1,500,000	1,384,430
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 7/15/24 @ 100 (a)	1,406,000	1,370,369
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.83%, 12/15/26, Callable 8/15/25 @ 100 (a)	1,200,000	1,153,348
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 5/15/24 @ 100 (a)	61,773	61,717
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25, Callable 10/16/23 @ 100	1,000,000	978,907
GM Financial Consumer Automobile Receivables Trust, Series 19-4, Class A4, 1.76%, 1/16/25, Callable 7/16/23 @ 100	345,000	340,631
GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class B, 2.32%, 12/16/24, Callable 4/16/23 @ 100	2,000,000	1,981,876
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 8/18/25, Callable 1/16/24 @ 100	750,000	725,578
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/27 (a)	1,000,000	867,985
Hertz Vehicle Financing LLC, Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100 (a)	1,000,000	938,485
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05%, 12/26/25 (a)	1,333,000	1,188,215
HPEFS Equipment Trust, Series 2022-1A, Class C, 1.96%, 5/21/29, Callable 5/20/25 @ 100 (a)	2,000,000	1,854,494
HPEFS Equipment Trust, Series 2020-1A, Class D, 2.26%, 2/20/30, Callable 4/20/23 @ 100 (a)	1,000,000	989,032
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 3/20/24 @ 100 (a)	1,500,000	1,412,969
Hyundai Auto Receivables Trust, Series 2020-C, Class B, 0.81%, 11/16/26, Callable 3/15/25 @ 100	1,271,000	1,163,933
Hyundai Auto Receivables Trust, Series 2021-C, Class B, 1.49%, 12/15/27, Callable 2/15/26 @ 100	2,000,000	1,808,715
John Deere Owner Trust, Series 22-A, Class A4, 2.49%, 1/16/29, Callable 9/15/25 @ 100	1,000,000	939,438
John Deere Owner Trust, Series 2020-A, Class A4, 1.21%, 11/16/26, Callable 7/15/23 @ 100	2,000,000	1,958,919
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 5/25/25 @ 100 (a)	363,032	350,931
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 6/25/25 @ 100 (a)	344,389	329,134
Kubota Credit Owner Trust, Series 2020-1A, Class A4, 2.26%, 7/15/26, Callable 9/15/23 @ 100 (a)	433,000	423,869
Kubota Credit Owner Trust, Series 22-1A, Class A4, 2.78%, 2/15/28, Callable 2/15/26 @ 100 (a)	2,000,000	1,852,247
LAD Auto Receivables Trust, Series 2022-1A, Class B, 5.87%, 9/15/27, Callable 12/15/25 @ 100 (a)	1,600,000	1,533,088
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30%, 8/17/26, Callable 3/15/25 @ 100 (a)	813,135	789,133
Master Credit Card Trust, Series 2021-1A, Class B, 0.79%, 11/21/25 (a)	539,000	502,002
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28 (a)	625,000	553,174

See notes to financial statements.
18

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF

Schedule of Portfolio Investments — continued
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
MMAF Equipment Finance LLC, Series 2022-A, Class A4, 3.32%, 6/13/44 (a)	$ 1,500,000	$ 1,408,645
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 9/20/26 @ 100 (a)	584,433	531,913
Navient Student Loan Trust, Series 2018-2A, Class B, 5.54% (LIBOR01M+115bps), 3/25/67, Callable 8/25/34 @ 100 (a)(b)	1,000,000	875,712
Navient Student Loan Trust, Series 2015-2, Class B, 5.89% (LIBOR01M+150bps), 8/25/50, Callable 5/25/31 @ 100 (b)	3,000,000	2,684,362
Nelnet Student Loan Trust, Series 2019-5, Class A, 2.53%, 10/25/67, Callable 10/25/34 @ 100 (a)	2,551,111	2,204,903
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (a)	1,807,000	1,526,860
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	772,203	683,997
NP SPE LLC, Series 2019-1A, Class A2, 3.24%, 9/20/49 (a)	500,000	441,744
Oscar U.S. Funding XIII LLC, Series 2021-2A, Class A4, 1.27%, 9/11/28, Callable 5/10/25 @ 100 (a)	1,500,000	1,355,564
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/26, Callable 3/15/24 @ 100 (a)	1,000,000	964,841
PenFed Auto Receivables Owner Trust, Series 2022-A, Class B, 4.60%, 12/15/28, Callable 12/15/25 @ 100 (a)	749,000	739,814
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 12/15/25 @ 100 (a)	1,000,000	982,873
Prestige Auto Receivables Trust, Series 2018-1A, Class D, 4.14%, 10/15/24, Callable 2/15/23 @ 100 (a)	660,739	659,238
Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.31%, 11/16/26, Callable 10/15/23 @ 100 (a)	628,022	623,452
Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.53%, 2/15/28, Callable 2/15/26 @ 100 (a)	1,000,000	909,242
Progress Residential Trust, Series 2021-SFR6, Class A, 1.52%, 7/17/38, Callable 7/17/26 @ 100 (a)	1,098,743	950,167
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	1,000,000	911,968
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C, 5.92%, 8/16/32, Callable 2/15/26 @ 100 (a)	788,969	785,367
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 11/15/25 @ 100 (a)	708,862	692,041
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 7/15/25 @ 100 (a)	1,201,970	1,156,094
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 9/15/24 @ 100 (a)	1,000,000	986,893
Santander Drive Auto Receivables Trust, Series 2022-3, Class B, 4.13%, 8/16/27, Callable 5/15/25 @ 100	1,062,000	1,035,783
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 3/20/25 @ 100 (a)	501,385	493,332
SCF Equipment Leasing LLC, Series 2022-2A, Class B, 6.50%, 2/20/32, Callable 8/20/29 @ 100 (a)	1,071,429	1,064,562
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 3/20/25 @ 100 (a)	1,529,000	1,461,150
SLM Student Loan Trust, Series 2007-1, Class B, 4.58% (LIBOR03M+22bps), 1/27/42, Callable 10/25/29 @ 100 (b)	273,116	241,586
SLM Student Loan Trust, Series 2006-10, Class B, 4.58% (LIBOR03M+22bps), 3/25/44, Callable 7/25/32 @ 100 (b)	171,998	155,868
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.47%, 5/15/26	2,000,000	1,987,746
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, 2/27/34, Callable 2/25/26 @ 100 (a)(c)	2,000,000	1,771,408
Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.82%, 4/25/35, Callable 4/25/27 @ 100 (a)	2,000,000	1,913,017
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 5/23/23 @ 100 (a)	876,549	869,179
Trillium Credit Card Trust II, Series 2021-1A, Class A, 1.53%, 10/26/29 (a)	2,000,000	1,776,025
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/29 (a)	2,000,000	1,770,420
VB-S1 Issuer LLC-VBTEL, Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @ 100 (a)	1,000,000	868,983
Volvo Financial Equipment LLC, Series 2020-1A, Class A3, 0.51%, 10/15/24, Callable 7/15/24 @ 100 (a)	921,716	902,817
Wepco Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	1,337,394	1,110,730
Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.58%, 1/15/27, Callable 4/15/25 @ 100 (a)	1,000,000	935,446

See notes to financial statements.
19

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Unaudited)

Security Description	Principal Amount	Value
Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25, Callable 5/15/23 @ 100 (a)	$ 1,000,000	$ 992,310
Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.85%, 9/15/27, Callable 2/15/26 @ 100 (a)	1,071,000	1,040,614
Total Asset-Backed Securities (Cost $127,675,124)		120,205,713
Collateralized Mortgage Obligations (4.5%)		
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class A5, 3.29%, 2/15/55, Callable 2/15/32 @ 100 (a)(c)	2,000,000	1,718,428
Aventura Mall Trust, Series 2018-AVM, Class D, 4.11%, 7/5/40 (a)(c)	1,000,000	807,996
Aventura Mall Trust, Series 2018-AVM, Class A, 4.11%, 7/5/40 (a)(c)	1,740,000	1,555,455
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.60% (LIBOR01M+105bps), 4/14/33, Callable 4/14/25 @ 100 (a)(b)	500,000	442,580
BBCMS Mortgage Trust, Series 2020-BID, Class B, 6.86% (LIBOR01M+254bps), 10/15/37 (a)(b)	1,750,000	1,710,226
BBCMS Mortgage Trust, Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 6/15/32 @ 100 (c)	540,540	486,383
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 3/15/30 @ 100	1,000,000	867,491
BPR Trust, Series 2021-TY, Class A, 5.37% (LIBOR01M+105bps), 9/15/38 (a)(b)	865,000	821,598
BPR Trust, Series 2022-OANA, Class B, 6.78% (TSFR1M+245bps), 4/15/37 (a)(b)	2,000,000	1,877,355
BPR Trust, Series 2022-OANA, Class D, 8.03% (TSFR1M+370bps), 4/15/37 (a)(b)	1,000,000	916,832
BPR Trust, Series 2022-STAR, Class A, 7.57% (TSFR1M+323bps), 8/15/24 (a)(b)	1,690,909	1,673,195
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 5.53% (LIBOR01M+108bps), 10/15/36 (a)(b)	218,450	214,432
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 5.90% (LIBOR01M+145bps), 10/15/36 (a)(b)	1,015,750	982,203
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B, 3.54%, 3/9/44, Callable 3/9/30 @ 100 (a)(c)	1,750,000	1,410,251
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B, 7.48% (TSFR1M+314bps), 6/15/27 (a)(b)	1,500,000	1,487,600
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41, Callable 12/9/29 @ 100 (a)	923,077	775,429
BX Trust, Series 2022-CLS, Class B, 6.30%, 10/13/27 (a)	2,000,000	1,974,056
BXP Trust, Series 2021-601L, Class B, 2.78%, 1/15/44 (a)(c)	550,000	388,258
BXP Trust, Series 2021-601L, Class D, 2.78%, 1/15/44 (a)(c)	500,000	313,096
BXP Trust, Series 2021-601L, Class C, 2.78%, 1/15/44 (a)(c)	1,500,000	1,017,645
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 2/15/53, Callable 2/15/30 @ 100	732,000	648,371
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class AS, 3.79%, 9/15/50, Callable 9/15/27 @ 100 (c)	500,000	454,157
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	2,000,000	1,637,102
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/36 (a)	500,000	485,758
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100 (c)	1,750,000	1,670,221
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	2,420,000	2,290,198
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100 (a)	1,500,000	1,162,599
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48, Callable 11/10/25 @ 100 (c)	250,000	231,521
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.29%, 7/10/50, Callable 6/10/25 @ 100 (c)	865,000	805,066
CSMC, Series 2019-UVIL, Class A, 3.16%, 12/15/41 (a)	2,252,000	1,837,607
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (a)	1,750,000	1,499,605
Extended Stay America Trust, Series 2021-ESH, Class B, 5.70% (LIBOR01M+138bps), 7/15/38 (a)(b)	759,261	727,368
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	1,000,000	944,906
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class A, 5.07% (TSFR1M+73bps), 8/15/36 (a)(b)	1,000,000	987,351
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	1,500,000	1,377,987

See notes to financial statements.
20

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100 (a)	$ 1,000,000	$ 888,809
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.44%, 7/10/39 (a)(c)	595,000	465,952
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A, 2.94%, 12/10/41 (a)(c)	535,000	448,807
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.38%, 3/15/32 (a)	2,000,000	1,654,984
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class B, 7.08% (TSFR1M+274bps), 10/15/39 (a)(b)	2,000,000	1,993,065
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class B, 2.08%, 1/5/40 (a)(c)	1,000,000	767,180
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.67%, 12/15/47 (c)	2,300,000	2,267,644
Magnetite XXXV Ltd., Series 2022-35A, Class A1, 4.66% (TSFR3M+205bps), 10/25/35, Callable 10/25/23 @ 100 (a)(b)	1,000,000	990,858
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39 (a)	750,000	640,988
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.12% (LIBOR01M+80bps), 4/15/38 (a)(b)	2,290,000	2,221,465
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class B, 2.81%, 11/9/43, Callable 5/9/31 @ 100 (a)	1,000,000	730,145
Palmer Square Loan Funding Ltd., Series 2022-5A, Class A1, 4.94% (TSFR3M+156bps), 1/15/31, Callable 10/15/23 @ 100 (a)(b)	1,000,000	991,861
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (a)	800,000	637,751
SMRT, Series 2022-MINI, Class B, 5.69% (TSFR1M+135bps), 1/15/39 (a)(b)	1,500,000	1,439,526
SREIT Trust, Series 2021-MFP2, Class B, 5.49% (LIBOR01M+117bps), 11/15/36 (a)(b)	1,500,000	1,430,551
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A, 2.13%, 10/10/42 (a)	1,000,000	769,076
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.06%, 8/17/36 (a)(c)	250,000	222,735
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.86%, 3/15/48, Callable 3/15/23 @ 100 (c)	1,939,500	1,928,595
Total Collateralized Mortgage Obligations (Cost $64,115,466)		58,690,318
Corporate Bonds (30.5%)		
Communication Services (1.8%):		
AT&T, Inc.		
4.35%, 3/1/29, Callable 12/1/28 @ 100	1,000,000	951,680
3.10%, 2/1/43, Callable 8/1/42 @ 100	2,000,000	1,385,540
CenturyLink, Inc., 4.50%, 1/15/29, Callable 1/15/24 @ 102.25(a)	1,000,000	690,800
Charter Communications Operating LLC/Charter Communications Operating Capital		
3.75%, 2/15/28, Callable 11/15/27 @ 100	500,000	452,800
2.25%, 1/15/29, Callable 11/15/28 @ 100	2,000,000	1,607,520
2.30%, 2/1/32, Callable 11/1/31 @ 100	2,500,000	1,844,900
4.40%, 4/1/33, Callable 1/1/33 @ 100	750,000	642,750
Comcast Corp.		
3.55%, 5/1/28, Callable 2/1/28 @ 100	750,000	705,187
2.89%, 11/1/51, Callable 5/1/51 @ 100 (a)	1,250,000	808,963
Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	1,000,000	967,950
Magallanes, Inc., 4.05%, 3/15/29, Callable 1/15/29 @ 100(a)	2,000,000	1,733,420
Paramount Global		
3.38%, 2/15/28, Callable 11/15/27 @ 100	444,000	393,859
4.20%, 6/1/29, Callable 3/1/29 @ 100	1,250,000	1,111,675
T-Mobile USA, Inc.		
4.75%, 2/1/28, Callable 2/1/23 @ 102.38	643,000	626,481
3.88%, 4/15/30, Callable 1/15/30 @ 100	1,000,000	907,730
2.25%, 11/15/31, Callable 8/15/31 @ 100	4,500,000	3,538,800
Verizon Communications, Inc.		
2.10%, 3/22/28, Callable 1/22/28 @ 100	1,500,000	1,301,235
3.40%, 3/22/41, Callable 9/22/40 @ 100	4,000,000	3,012,240
Warnermedia Holdings, Inc., 4.28%, 3/15/32, Callable 12/15/31 @ 100(a)	1,000,000	824,520
		23,508,050
Consumer Discretionary (2.7%):		
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100	2,000,000	1,635,040
American Honda Finance Corp., 1.30%, 9/9/26	1,000,000	883,300
AutoNation, Inc., 2.40%, 8/1/31, Callable 5/1/31 @ 100	3,000,000	2,155,200

See notes to financial statements.
21

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
AutoZone, Inc., 3.75%, 6/1/27, Callable 3/1/27 @ 100	$ 500,000	$ 477,155
BMW US Capital LLC		
1.25%, 8/12/26, Callable 7/12/26 @ 100 (a)	1,000,000	875,490
3.75%, 4/12/28, Callable 1/12/28 @ 100 (a)	1,000,000	944,200
3.70%, 4/1/32, Callable 1/1/32 @ 100 (a)(d)	1,500,000	1,343,745
Boston Medical Center Corp., 3.91%, 7/1/28	500,000	447,320
Brunswick Corp., 2.40%, 8/18/31, Callable 5/18/31 @ 100	1,500,000	1,101,885
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 2/6/23 @ 100	500,000	499,700
Daimler Finance North America LLC		
3.70%, 5/4/23 (a)	1,000,000	994,270
3.45%, 1/6/27 (a)	1,000,000	939,210
General Motors Financial Co., Inc., 4.30%, 4/6/29, Callable 2/6/29 @ 100	1,500,000	1,346,490
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100(a)	1,000,000	877,590
Genuine Parts Co., 2.75%, 2/1/32, Callable 11/1/31 @ 100	1,000,000	804,590
Hasbro, Inc., 3.90%, 11/19/29, Callable 8/19/29 @ 100	3,500,000	3,111,255
Hyundai Capital America		
3.40%, 6/20/24 (a)	500,000	483,680
3.50%, 11/2/26, Callable 9/2/26 @ 100 (a)	500,000	458,975
Kohl's Corp., 3.63%, 5/1/31, Callable 2/1/31 @ 100	1,500,000	1,053,075
Marriott International, Inc.		
2.85%, 4/15/31, Callable 1/15/31 @ 100	2,000,000	1,620,180
3.50%, 10/15/32, Callable 7/15/32 @ 100	1,000,000	831,220
Murphy Oil USA, Inc.		
4.75%, 9/15/29, Callable 9/15/24 @ 102.38	1,000,000	913,550
3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	235,000	195,670
Newell Brands, Inc.		
4.45%, 4/1/26, Callable 1/1/26 @ 100	500,000	473,110
6.38%, 9/15/27, Callable 6/15/27 @ 100	750,000	744,645
Nordstrom, Inc., 4.25%, 8/1/31, Callable 5/1/31 @ 100	750,000	541,028
Novant Health, Inc., 2.64%, 11/1/36, Callable 8/1/36 @ 100	2,000,000	1,477,040
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	500,000	470,765
PulteGroup, Inc., 6.00%, 2/15/35	1,500,000	1,433,895
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a)	1,300,000	871,598
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a)	3,000,000	2,373,840
The Home Depot, Inc., 2.38%, 3/15/51, Callable 9/15/50 @ 100	1,400,000	847,182
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100	1,000,000	768,180
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	303,000	252,057
Volkswagen Group of America Finance LLC, 4.60%, 6/8/29, Callable 4/8/29 @ 100(a)	1,500,000	1,418,235
		35,664,365
Consumer Staples (2.1%):		
7-Eleven, Inc., 1.80%, 2/10/31, Callable 11/10/30 @ 100(a)	1,500,000	1,145,010
Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100	1,500,000	1,131,240
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 2/1/26, Callable 11/1/25 @ 100	1,000,000	963,210
Anheuser-Busch InBev Worldwide, Inc.		
3.50%, 6/1/30, Callable 3/1/30 @ 100	1,500,000	1,364,265
4.38%, 4/15/38, Callable 10/15/37 @ 100	500,000	449,525
5.45%, 1/23/39, Callable 7/23/38 @ 100	500,000	498,560
4.35%, 6/1/40, Callable 12/1/39 @ 100	1,000,000	883,700
3.75%, 7/15/42	750,000	599,918
BAT Capital Corp.		
2.73%, 3/25/31, Callable 12/25/30 @ 100	1,000,000	779,890
7.75%, 10/19/32, Callable 7/19/32 @ 100	1,000,000	1,076,030
4.39%, 8/15/37, Callable 2/15/37 @ 100	1,250,000	972,075
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100	2,000,000	1,641,760
Cargill, Inc.		
2.13%, 11/10/31, Callable 8/10/31 @ 100 (a)	1,000,000	790,450
5.13%, 10/11/32, Callable 7/11/32 @ 100 (a)	1,500,000	1,504,125
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100	1,000,000	800,780
Constellation Brands, Inc.		
3.50%, 5/9/27, Callable 2/9/27 @ 100	750,000	702,030
2.25%, 8/1/31, Callable 5/1/31 @ 100	1,769,000	1,404,144
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	1,000,000	878,190

See notes to financial statements.
22

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 2.50%, 1/15/27, Callable 12/15/26 @ 100(a)	$ 1,500,000	$ 1,312,440
Keurig Dr Pepper, Inc.		
3.95%, 4/15/29, Callable 2/15/29 @ 100	750,000	696,817
2.25%, 3/15/31, Callable 12/15/30 @ 100 (d)	1,000,000	805,270
4.50%, 4/15/52, Callable 10/15/51 @ 100	1,000,000	837,960
Kraft Heinz Foods Co., 5.00%, 6/4/42	1,000,000	903,370
Mars, Inc., 3.88%, 4/1/39, Callable 10/1/38 @ 100(a)	1,000,000	846,290
McCormick & Co., Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100	1,000,000	773,690
PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100	1,000,000	884,860
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100	1,500,000	1,203,810
The Coca-Cola Co., 2.00%, 3/5/31	2,000,000	1,650,100
Walgreens Boots Alliance, Inc., 4.10%, 4/15/50, Callable 10/15/49 @ 100	1,000,000	735,840
		28,235,349
Energy (1.7%):		
Boardwalk Pipelines LP		
4.45%, 7/15/27, Callable 4/15/27 @ 100	500,000	475,215
4.80%, 5/3/29, Callable 2/3/29 @ 100	500,000	470,400
Boardwalk Pipelines, LP, 3.60%, 9/1/32, Callable 6/1/32 @ 100	1,000,000	829,450
Buckeye Partners LP, 4.13%, 12/1/27, Callable 9/1/27 @ 100	1,000,000	876,400
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a)	1,091,000	886,808
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39, Callable 7/4/39 @ 100(a)	1,333,000	1,034,448
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	1,000,000	902,190
Energy Transfer LP, 6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(b)(e)	1,000,000	868,570
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	1,000,000	851,950
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100	514,000	532,447
Exxon Mobil Corp., 2.61%, 10/15/30, Callable 7/15/30 @ 100	1,250,000	1,091,288
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100(a)	1,500,000	1,213,125
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100(a)	1,334,000	1,178,162
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13(a)	1,000,000	907,240
HollyFrontier Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100	2,000,000	1,713,520
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100(a)	2,500,000	2,255,675
MPLX LP		
4.25%, 12/1/27, Callable 9/1/27 @ 100	500,000	472,280
4.00%, 3/15/28, Callable 12/15/27 @ 100	750,000	698,603
4.80%, 2/15/29, Callable 11/15/28 @ 100	250,000	239,120
Murphy Oil Corp., 5.75%, 8/15/25, Callable 2/6/23 @ 101.44	278,000	276,154
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	500,000	391,195
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	1,500,000	1,177,020
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	2,280,000	1,981,525
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100(a)	1,000,000	907,940
Southwestern Energy Co., 7.75%, 10/1/27, Callable 2/6/23 @ 103.88	500,000	516,250
		22,746,975
Financials (7.3%):		
Ally Financial, Inc., 7.10%, 11/15/27, Callable 10/15/27 @ 100	833,000	849,268
American Express Co., 4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(b)	1,500,000	1,445,640
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100(a)	1,000,000	766,620
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100	1,000,000	741,380
Athene Global Funding		
1.45%, 1/8/26 (a)(d)	1,000,000	877,030
2.72%, 1/7/29 (a)	1,000,000	826,980
Athene Holding Ltd., 3.50%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	823,680
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	1,000,000	951,730
Bank of America Corp.		
4.38% (H15T5Y+276bps), Callable 1/27/27 @ 100 (b)(e)	1,000,000	849,820
1.53% (SOFR+65bps), 12/6/25, Callable 12/6/24 @ 100, MTN (b)	500,000	461,245
1.66% (SOFR+91bps), 3/11/27, Callable 3/11/26 @ 100 (b)	1,500,000	1,325,520
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (b)	2,750,000	2,157,265
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100(a)	1,000,000	755,930
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100(a)	1,290,000	1,068,352
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100(a)	1,000,000	737,490

See notes to financial statements.
23

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Unaudited)

Security Description	Principal Amount	Value
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100	$ 1,000,000	$ 866,480
Cadence Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100(b)	625,000	582,781
Capital One Financial Corp.		
3.75%, 7/28/26, Callable 6/28/26 @ 100	1,000,000	944,050
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100 (b)	1,000,000	720,200
Citigroup, Inc., 2.52% (SOFR+118bps), 11/3/32, Callable 11/3/31 @ 100(b)	2,000,000	1,552,840
Citizens Financial Group, Inc.		
2.50%, 2/6/30, Callable 11/6/29 @ 100	2,000,000	1,608,360
5.64% (H15T5Y+275bps), 5/21/37, Callable 5/21/32 @ 100 (b)	1,000,000	929,580
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable 6/1/31 @ 100(a)(b)	500,000	374,660
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 1/17/23 @ 103.31	500,000	475,030
F&G Global Funding, 2.00%, 9/20/28(a)	2,000,000	1,657,140
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a)	1,750,000	1,593,865
Fifth Third Bancorp		
3.95%, 3/14/28, Callable 2/14/28 @ 100	500,000	477,760
4.34% (SOFR+166bps), 4/25/33, Callable 4/25/32 @ 100 (b)	1,739,000	1,592,802
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100	3,025,000	2,211,578
First Citizens BancShares, Inc., 3.38% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100(b)	1,000,000	945,360
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	2,000,000	1,934,280
Ford Motor Credit Co. LLC		
4.54%, 8/1/26, Callable 6/1/26 @ 100	1,000,000	922,800
2.90%, 2/10/29, Callable 12/10/28 @ 100	500,000	399,155
FS KKR Capital Corp., 4.63%, 7/15/24, Callable 6/15/24 @ 100	1,000,000	967,980
GA Global Funding Trust		
1.63%, 1/15/26 (a)	250,000	221,865
2.90%, 1/6/32 (a)	1,000,000	791,370
Global Atlantic Fin Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100(a)	1,714,000	1,432,407
Guardian Life Global Funding, 1.25%, 5/13/26(a)	2,000,000	1,768,300
Huntington Bancshares, Inc., 2.49%, 8/15/36, Callable 8/15/31 @ 100(a)	1,000,000	723,830
ILFC E-Capital Trust I, 6.29%, 12/21/65, Callable 2/6/23 @ 100(a)	500,000	284,565
JPMorgan Chase & Co.		
4.60% (SOFR+313bps), Callable 2/1/25 @ 100 (b)(e)	1,000,000	887,930
2.95% (SOFR+117bps), 2/24/28, Callable 2/24/27 @ 100 (b)	500,000	452,605
2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	2,500,000	2,045,300
1.95% (SOFR+1bps), 2/4/32, Callable 2/4/31 @ 100 (b)	2,333,000	1,785,842
KeyBank NA, 3.90%, 4/13/29	1,500,000	1,336,440
KeyCorp.		
2.25%, 4/6/27, MTN	500,000	444,585
4.79% (SOFR+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN (b)	757,000	715,161
Level 3 Financing, Inc.		
3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (a)	1,500,000	1,080,270
3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	1,500,000	1,182,330
Lincoln National Corp., 3.80%, 3/1/28, Callable 12/1/27 @ 100	500,000	459,555
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	1,000,000	881,930
Main Street Capital Corp., 3.00%, 7/14/26, Callable 6/14/26 @ 100	1,000,000	862,630
MassMutual Global Funding II, 1.20%, 7/16/26(a)	1,500,000	1,322,445
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	1,000,000	937,680
Metropolitan Life Global Funding I, 2.40%, 1/11/32(a)	2,000,000	1,612,160
Morgan Stanley		
2.51% (SOFR+120bps), 10/20/32, Callable 10/20/31 @ 100, MTN (b)	3,000,000	2,344,770
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100 (b)	1,250,000	911,788
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100(b)	1,250,000	1,206,263
New York Life Global Funding, 1.85%, 8/1/31(a)	1,500,000	1,182,150
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100	1,000,000	1,057,120
OWL Rock Core Income Corp.		
5.50%, 3/21/25 (a)	500,000	485,375
3.13%, 9/23/26, Callable 8/23/26 @ 100 (a)	250,000	213,997
4.70%, 2/8/27, Callable 1/8/27 @ 100 (a)	1,125,000	1,008,202
Pacific Life Global Funding II, 1.38%, 4/14/26(a)	2,000,000	1,764,580
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a)	500,000	463,830
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100	1,000,000	816,980
Principal Life Global Funding II, 1.25%, 8/16/26(a)	2,000,000	1,735,020

See notes to financial statements.
24

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Protective Life Global Funding, 1.90%, 7/6/28(a)	$ 2,000,000	$ 1,666,360
Prudential Financial, Inc.		
3.94%, 12/7/49, Callable 6/7/49 @ 100	1,000,000	785,020
6.00% (H15T5Y+323bps), 9/1/52, Callable 6/1/32 @ 100 (b)(d)	1,000,000	972,140
Regions Financial Corp.		
5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100 (b)(d)(e)	595,000	581,476
1.80%, 8/12/28, Callable 6/12/28 @ 100	4,000,000	3,393,600
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100	750,000	715,275
Stellantis Finance U.S., Inc., 2.69%, 9/15/31, Callable 6/15/31 @ 100(a)	1,200,000	915,636
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100	2,250,000	1,715,580
Synchrony Bank, 5.63%, 8/23/27, Callable 7/23/27 @ 100	500,000	488,225
Synchrony Financial		
4.50%, 7/23/25, Callable 4/23/25 @ 100	500,000	480,525
5.15%, 3/19/29, Callable 12/19/28 @ 100	500,000	471,690
Synovus Bank/Columbus GA, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100(b)	500,000	464,770
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100(b)	500,000	489,095
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(b)	1,000,000	874,600
Texas Capital Bank NA, 5.25%, 1/31/26	250,000	243,450
The Bank of New York Mellon Corp.		
3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100 (b)(e)	1,000,000	810,660
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100 (b)(e)	500,000	479,010
3.99% (SOFR+115bps), 6/13/28, Callable 6/13/27 @ 100, MTN (b)	1,000,000	956,570
The Huntington National Bank, 5.65%, 1/10/30, Callable 11/10/29 @ 100	1,000,000	1,004,110
The PNC Financial Services Group, Inc.		
2.55%, 1/22/30, Callable 10/24/29 @ 100	1,500,000	1,274,670
4.63% (SOFR+185bps), 6/6/33, Callable 6/6/32 @ 100 (b)	500,000	462,885
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100	1,050,000	847,802
Truist Financial Corp., 4.25%, 9/30/24	750,000	732,457
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100(b)	375,000	345,285
US BanCorp, 2.49% (H15T5Y+95bps), 11/3/36, Callable 11/3/31 @ 100(b)	1,500,000	1,144,995
W R Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100	1,172,000	807,895
Webster Financial Corp.		
4.38%, 2/15/24, Callable 1/16/24 @ 100	1,000,000	975,980
4.10%, 3/25/29, Callable 12/25/28 @ 100	500,000	454,045
Wells Fargo & Co.		
2.19% (SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	750,000	698,062
3.00%, 10/23/26	1,000,000	924,330
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	1,000,000	819,490
		96,809,614
Health Care (2.8%):		
AbbVie, Inc.		
3.20%, 11/21/29, Callable 8/21/29 @ 100	1,000,000	901,630
4.25%, 11/21/49, Callable 5/21/49 @ 100	500,000	420,285
Amgen, Inc.		
3.00%, 1/15/52, Callable 7/15/51 @ 100	1,250,000	803,437
4.20%, 2/22/52, Callable 8/22/51 @ 100	1,250,000	1,003,588
Anthem, Inc.		
2.88%, 9/15/29, Callable 6/15/29 @ 100	323,000	283,310
2.55%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	1,674,520
Baxter International, Inc., 2.54%, 2/1/32, Callable 11/1/31 @ 100	1,750,000	1,393,875
Bio Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100	1,250,000	1,153,238
Bristol Myers Squibb Co., 3.90%, 2/20/28, Callable 11/20/27 @ 100	500,000	482,940
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100	1,500,000	1,173,555
Cigna Corp., 2.38%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	1,635,820
CVS Health Corp.		
1.75%, 8/21/30, Callable 5/21/30 @ 100	3,500,000	2,751,315
2.13%, 9/15/31, Callable 6/15/31 @ 100	2,000,000	1,585,000
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	4,000,000	3,313,000
Duke University Health System, Inc., 2.60%, 6/1/30	2,000,000	1,650,600
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	335,000	317,600
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100(a)	2,500,000	1,833,000
Gilead Sciences, Inc., 1.20%, 10/1/27, Callable 8/1/27 @ 100	1,000,000	849,300

See notes to financial statements.
25

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
HCA, Inc., 4.38%, 3/15/42, Callable 9/15/41 @ 100(a)	$ 750,000	$ 599,385
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	2,000,000	1,600,440
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	1,000,000	934,590
Orlando Health Obligated Group		
3.78%, 10/1/28, Callable 7/1/28 @ 100	500,000	450,385
2.89%, 10/1/35	1,000,000	773,080
PerkinElmer, Inc.		
2.55%, 3/15/31, Callable 12/15/30 @ 100	1,500,000	1,211,610
2.25%, 9/15/31, Callable 6/15/31 @ 100	500,000	391,500
Roche Holdings, Inc., 1.93%, 12/13/28, Callable 10/13/28 @ 100(a)	1,500,000	1,284,255
Royalty Pharma PLC		
2.20%, 9/2/30, Callable 6/2/30 @ 100	2,000,000	1,562,740
2.15%, 9/2/31, Callable 6/2/31 @ 100	1,500,000	1,132,815
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100	1,000,000	748,260
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100(a)	3,262,000	2,478,141
Viatris, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100	1,000,000	854,570
		37,247,784
Industrials (3.6%):		
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	2,250,000	1,728,855
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100	1,000,000	797,710
American Airlines Pass Through Trust		
3.70%, 10/1/26	287,866	246,373
3.85%, 2/15/28	381,265	318,646
3.60%, 10/15/29	378,224	296,762
Arconic, Inc., 5.90%, 2/1/27	250,000	249,307
Ashtead Capital, Inc.		
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	1,448,000	1,315,711
2.45%, 8/12/31, Callable 5/12/31 @ 100 (a)	667,000	515,064
5.50%, 8/11/32, Callable 5/11/32 @ 100 (a)	750,000	718,792
British Airways Pass Through Trust		
3.35%, 6/15/29 (a)	363,857	312,295
3.80%, 9/20/31 (a)	539,546	489,498
Builders FirstSource, Inc., 6.38%, 6/15/32, Callable 6/15/27 @ 103.19(a)	500,000	470,720
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	1,000,000	832,070
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	2,250,000	1,704,667
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a)	2,091,000	1,713,073
Daimler Trucks Finance North America LLC, 2.38%, 12/14/28(a)	1,050,000	884,478
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a)	1,250,000	1,177,388
FedEx Corp., 4.05%, 2/15/48, Callable 8/15/47 @ 100	2,250,000	1,709,100
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100(d)	1,000,000	906,740
Fortune Brands Home & Security, Inc., 4.00%, 3/25/32, Callable 12/25/31 @ 100	1,250,000	1,084,887
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100	2,000,000	1,482,500
Hawaiian Airlines Pass Through Certificates, 3.90%, 1/15/26	92,775	79,515
Hillenbrand, Inc.		
5.00%, 9/15/26, Callable 7/15/26 @ 100	1,000,000	964,530
3.75%, 3/1/31, Callable 3/1/26 @ 101.88	350,000	288,599
Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable 11/15/28 @ 100	1,500,000	1,267,770
Hubbell, Inc., 2.30%, 3/15/31, Callable 12/15/30 @ 100	1,500,000	1,194,480
Huntington Ingalls Industries, Inc., 2.04%, 8/16/28, Callable 6/16/28 @ 100	1,500,000	1,236,705
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	500,000	430,240
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 8/21/28, Callable 5/21/28 @ 100	500,000	472,935
JetBlue Pass Through Trust, 2.95%, 5/15/28	211,274	178,869
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	1,058,000	993,822
Leidos, Inc., 2.30%, 2/15/31, Callable 11/15/30 @ 100	1,500,000	1,147,905
Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	500,000	462,420
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	1,000,000	737,070
Penske Truck Leasing Co. LP/PTL Finance Corp., 1.70%, 6/15/26, Callable 5/15/26 @ 100(a)	1,000,000	873,360
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100	2,000,000	1,981,940
Quanta Services, Inc.		
2.90%, 10/1/30, Callable 7/1/30 @ 100	1,500,000	1,235,025
2.35%, 1/15/32, Callable 10/15/31 @ 100	250,000	190,020
Ryder System, Inc.		
3.40%, 3/1/23, Callable 2/6/23 @ 100, MTN	1,000,000	997,060

See notes to financial statements.
26

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
2.85%, 3/1/27, Callable 2/1/27 @ 100, MTN	$ 2,000,000	$ 1,810,620
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	800,000	790,896
Spirit Airlines Pass Through Trust, 3.38%, 2/15/30	1,028,958	853,788
The Boeing Co.		
3.25%, 2/1/28, Callable 12/1/27 @ 100	1,500,000	1,369,680
3.63%, 2/1/31, Callable 11/1/30 @ 100	2,750,000	2,406,910
5.71%, 5/1/40, Callable 11/1/39 @ 100	1,000,000	952,010
5.81%, 5/1/50, Callable 11/1/49 @ 100	2,000,000	1,860,800
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100	2,100,000	1,871,541
Union Pacific Corp., 3.25%, 2/5/50, Callable 8/5/49 @ 100	1,000,000	731,340
United Airlines Pass Through Trust		
4.88%, 1/15/26	261,366	246,045
3.70%, 3/1/30	404,557	331,878
		46,912,409
Information Technology (2.5%):		
Amphenol Corp.		
4.35%, 6/1/29, Callable 3/1/29 @ 100	500,000	476,745
2.20%, 9/15/31, Callable 6/15/31 @ 100	1,125,000	891,360
Broadcom, Inc.		
4.00%, 4/15/29, Callable 2/15/29 @ 100 (a)	500,000	455,010
2.45%, 2/15/31, Callable 11/15/30 @ 100 (a)	2,500,000	1,968,225
3.42%, 4/15/33, Callable 1/15/33 @ 100 (a)	2,000,000	1,605,360
4.93%, 5/15/37, Callable 2/15/37 @ 100 (a)	500,000	437,015
Dell International LLC/EMC Corp., 3.38%, 12/15/41, Callable 6/15/41 @ 100(a)	500,000	335,805
Dell, Inc., 5.40%, 9/10/40	2,000,000	1,750,360
Global Payments, Inc.		
2.90%, 11/15/31, Callable 8/15/31 @ 100	1,500,000	1,185,465
5.40%, 8/15/32, Callable 5/15/32 @ 100	1,000,000	953,380
HP, Inc.		
4.00%, 4/15/29, Callable 2/15/29 @ 100	1,500,000	1,373,400
2.65%, 6/17/31, Callable 3/17/31 @ 100 (a)	1,500,000	1,169,145
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	1,474,000	1,219,249
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100	1,050,000	882,903
Microsoft Corp.		
3.45%, 8/8/36, Callable 2/8/36 @ 100	2,000,000	1,774,860
2.53%, 6/1/50, Callable 12/1/49 @ 100	750,000	499,807
Motorola Solutions, Inc.		
2.75%, 5/24/31, Callable 2/24/31 @ 100	1,000,000	798,000
5.60%, 6/1/32, Callable 3/1/32 @ 100	1,000,000	975,700
Oracle Corp.		
2.95%, 4/1/30, Callable 1/1/30 @ 100	1,000,000	853,600
3.85%, 7/15/36, Callable 1/15/36 @ 100	750,000	613,537
3.60%, 4/1/50, Callable 10/1/49 @ 100	1,000,000	682,210
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(a)	3,909,000	3,170,590
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100	1,200,000	939,972
Teledyne Technologies, Inc., 2.75%, 4/1/31, Callable 1/1/31 @ 100	2,000,000	1,638,380
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	3,400,000	2,793,338
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	2,000,000	1,438,160
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100	1,500,000	1,375,950
		32,257,526
Materials (2.0%):		
Albemarle Corp., 4.65%, 6/1/27, Callable 5/1/27 @ 100	1,500,000	1,466,730
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100	2,102,000	1,743,525
Avery Dennison Corp.		
2.65%, 4/30/30, Callable 2/1/30 @ 100	800,000	657,208
2.25%, 2/15/32, Callable 11/15/31 @ 100	1,500,000	1,142,640
Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	1,500,000	1,204,125
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a)	1,500,000	1,394,340
Celanese U.S. Holdings LLC, 6.33%, 7/15/29, Callable 5/15/29 @ 100	641,000	623,905
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100(a)	1,000,000	866,700
Commercial Metals Co.		
3.88%, 2/15/31, Callable 2/15/26 @ 101.94	1,000,000	843,220

See notes to financial statements.
27

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
4.38%, 3/15/32, Callable 3/15/27 @ 102.19	$ 500,000	$ 432,635
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100	2,500,000	1,955,100
Ecolab, Inc., 2.70%, 12/15/51, Callable 6/15/51 @ 100	1,250,000	782,825
Freeport-McMoRan, Inc., 4.38%, 8/1/28, Callable 8/1/23 @ 102.19	1,500,000	1,406,520
Glencore Funding LLC		
1.63%, 4/27/26, Callable 3/27/26 @ 100 (a)	700,000	619,542
2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	500,000	405,975
2.85%, 4/27/31, Callable 1/27/31 @ 100 (a)	1,000,000	819,860
LYB International Finance III LLC		
3.38%, 10/1/40, Callable 4/1/40 @ 100	500,000	355,110
4.20%, 5/1/50, Callable 11/1/49 @ 100	500,000	370,865
Martin Marietta Materials, Inc.		
3.50%, 12/15/27, Callable 9/15/27 @ 100	625,000	580,187
2.40%, 7/15/31, Callable 4/15/31 @ 100	1,000,000	799,170
NewMarket Corp., 2.70%, 3/18/31, Callable 12/18/30 @ 100.	1,250,000	985,787
Packaging Corp. of America		
3.40%, 12/15/27, Callable 9/15/27 @ 100	500,000	460,655
3.05%, 10/1/51, Callable 4/1/51 @ 100	1,875,000	1,204,013
Reliance Steel & Aluminum Co.		
4.50%, 4/15/23, Callable 1/15/23 @ 100	500,000	499,805
2.15%, 8/15/30, Callable 5/15/30 @ 100	1,000,000	790,010
The Dow Chemical Co., 6.30%, 3/15/33, Callable 12/15/32 @ 100.	1,500,000	1,580,445
Vulcan Materials Co.		
3.90%, 4/1/27, Callable 1/1/27 @ 100	500,000	474,795
3.50%, 6/1/30, Callable 3/1/30 @ 100	1,000,000	881,500
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100.	1,500,000	1,196,985
		26,544,177
Real Estate (1.5%):		
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32, Callable 2/18/32 @ 100	2,750,000	2,116,015
AvalonBay Communities, Inc.		
3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	750,000	685,725
2.45%, 1/15/31, Callable 10/17/30 @ 100, MTN	1,000,000	825,580
Boston Properties LP		
2.55%, 4/1/32, Callable 1/1/32 @ 100	1,250,000	952,537
2.45%, 10/1/33, Callable 7/1/33 @ 100	1,000,000	723,170
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	500,000	395,180
Crown Castle International Corp.		
2.25%, 1/15/31, Callable 10/15/30 @ 100	1,500,000	1,199,535
2.90%, 4/1/41, Callable 10/1/40 @ 100	1,750,000	1,200,325
Essex Portfolio LP		
1.70%, 3/1/28, Callable 1/1/28 @ 100	1,000,000	834,080
2.65%, 3/15/32, Callable 12/15/31 @ 100	1,000,000	790,290
GLP Capital LP/GLP Financing II, Inc.		
4.00%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	850,500
3.25%, 1/15/32, Callable 10/15/31 @ 100	933,000	746,587
Host Hotels & Resorts LP		
3.38%, 12/15/29, Callable 9/15/29 @ 100	500,000	418,425
3.50%, 9/15/30, Callable 6/15/30 @ 100	1,017,000	838,933
Hudson Pacific Properties LP		
3.95%, 11/1/27, Callable 8/1/27 @ 100	500,000	425,285
4.65%, 4/1/29, Callable 1/1/29 @ 100	500,000	426,670
3.25%, 1/15/30, Callable 10/15/29 @ 100	1,500,000	1,144,275
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100	2,000,000	1,376,060
Physicians Realty LP, 2.63%, 11/1/31, Callable 8/1/31 @ 100	1,000,000	779,620
SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27 @ 100(a)	1,158,000	1,155,171
VICI Properties LP, 5.13%, 5/15/32, Callable 2/15/32 @ 100.	2,000,000	1,853,940
Vornado Realty LP, 3.50%, 1/15/25, Callable 11/15/24 @ 100	500,000	469,735
		20,207,638
Utilities (2.5%):		
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	1,500,000	1,062,165
Alabama Power Co., 3.13%, 7/15/51, Callable 1/15/51 @ 100	2,000,000	1,381,040
Ameren Corp.		

See notes to financial statements.
28

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
1.75%, 3/15/28, Callable 1/15/28 @ 100	$ 1,400,000	$ 1,187,522
3.50%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	882,760
American Water Capital Corp., 2.95%, 9/1/27, Callable 6/1/27 @ 100	1,000,000	922,160
Appalachian Power Co., 2.70%, 4/1/31, Callable 1/1/31 @ 100	1,500,000	1,233,630
CenterPoint Energy, Inc., 2.65%, 6/1/31, Callable 3/1/31 @ 100	1,500,000	1,236,180
Dominion Energy, Inc., 2.25%, 8/15/31, Callable 5/15/31 @ 100	1,500,000	1,191,540
DTE Electric Co.		
2.25%, 3/1/30, Callable 12/1/29 @ 100	1,000,000	843,170
3.00%, 3/1/32, Callable 12/1/31 @ 100	1,000,000	863,520
3.65%, 3/1/52, Callable 9/1/51 @ 100	500,000	389,560
Duke Energy Carolinas LLC, 2.85%, 3/15/32, Callable 12/15/31 @ 100	750,000	633,645
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a)	1,200,000	939,972
Entergy Corp., 1.90%, 6/15/28, Callable 4/15/28 @ 100	2,000,000	1,692,740
Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100	1,000,000	901,470
Florida Power & Light Co., 2.88%, 12/4/51, Callable 6/4/51 @ 100	1,000,000	680,960
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100	1,525,000	1,355,633
ITC Holdings Corp., 4.95%, 9/22/27, Callable 8/22/27 @ 100(a)	1,000,000	987,920
NextEra Energy Capital Holdings, Inc.		
4.47% (SOFR+40bps), 11/3/23, Callable 2/10/23 @ 100 (b)	1,500,000	1,494,015
2.44%, 1/15/32, Callable 10/15/31 @ 100	2,000,000	1,611,860
NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100(a)	1,000,000	881,480
Oglethorpe Power Corp., 4.50%, 4/1/47, Callable 10/1/46 @ 100(a)	938,000	746,217
Oncor Electric Delivery Co. LLC, 2.70%, 11/15/51, Callable 5/15/51 @ 100(a)	1,500,000	984,630
Public Service Co. of Colorado, 1.88%, 6/15/31, Callable 12/15/30 @ 100	2,000,000	1,592,380
Public Service Electric & Gas Co., 1.90%, 8/15/31, Callable 5/15/31 @ 100, MTN	2,000,000	1,594,740
Rayburn Country Securitization LLC, 2.31%, 12/1/30(a)	955,361	858,229
South Jersey Industries, Inc., 5.02%, 4/15/31	1,000,000	771,510
Southern Co. Gas Capital Corp., 1.75%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	764,220
Southwestern Electric Power Co., 3.25%, 11/1/51, Callable 5/1/51 @ 100	750,000	495,915
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	792,640
Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100(a)	500,000	448,800
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100	1,250,000	803,950
Xcel Energy, Inc., 2.35%, 11/15/31, Callable 5/15/31 @ 100	500,000	399,035
		32,625,208
Total Corporate Bonds (Cost $474,510,216)		402,759,095
Yankee Dollars (8.2%)		
Communication Services (0.3%):		
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100(a)	1,000,000	849,960
Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100(a)	4,000,000	3,452,160
		4,302,120
Consumer Discretionary (0.5%):		
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100(a)	1,000,000	861,810
Bacardi Ltd.		
4.45%, 5/15/25, Callable 3/15/25 @ 100 (a)	1,500,000	1,456,515
2.75%, 7/15/26, Callable 4/15/26 @ 100 (a)	500,000	453,540
4.70%, 5/15/28, Callable 2/15/28 @ 100 (a)	500,000	480,310
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100(a)	1,500,000	1,136,895
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63(a)	1,000,000	938,620
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100(a)	1,269,000	981,381
		6,309,071
Consumer Staples (0.6%):		
Alimentation Couche-Tard, Inc.		
2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	667,000	563,615
3.44%, 5/13/41, Callable 11/13/40 @ 100 (a)	750,000	534,540
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a)	1,750,000	1,350,090
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100(a)	1,500,000	1,291,710
Imperial Brands Finance PLC, 3.88%, 7/26/29, Callable 4/26/29 @ 100(a)	1,000,000	854,270

See notes to financial statements.
29

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 2/2/29, Callable 12/2/28 @ 100(a)	$ 750,000	$ 620,085
JDE Peet's NV, 2.25%, 9/24/31, Callable 6/24/31 @ 100(a)	3,000,000	2,235,960
		7,450,270
Energy (0.5%):		
Aker BP ASA, 4.00%, 1/15/31, Callable 10/15/30 @ 100(a)	750,000	659,168
BP Capital Markets PLC		
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (b)(e)	2,000,000	1,904,980
4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100 (b)(e)	750,000	656,625
Korea National Oil Corp., 2.63%, 4/18/32(a)	1,500,000	1,221,165
Petroleos Mexicanos, 6.70%, 2/16/32, Callable 11/16/31 @ 100(a)	500,000	393,650
Shell International Finance BV, 2.88%, 11/26/41, Callable 5/26/41 @ 100	1,500,000	1,091,925
Transocean Guardian Ltd., 5.88%, 1/15/24, Callable 2/6/23 @ 101.47(a)	271,397	265,893
Var Energi ASA, 8.00%, 11/15/32, Callable 8/15/32 @ 100(a)	1,000,000	1,030,900
		7,224,306
Financials (4.4%):		
ABN AMRO Bank NV, 4.80%, 4/18/26(a)	500,000	479,510
ANZ Bank New Zealand Ltd., 5.55%, 8/11/32, Callable 8/11/27 @ 100(a)	833,000	809,584
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(b)	1,500,000	1,138,590
Bank of New Zealand		
1.00%, 3/3/26 (a)	1,600,000	1,404,832
2.87%, 1/27/32 (a)	750,000	618,285
Barclays PLC		
2.28% (H15T1Y+105bps), 11/24/27, Callable 11/24/26 @ 100 (b)	2,000,000	1,733,580
5.75% (H15T1Y+300bps), 8/9/33, Callable 8/9/32 @ 100 (b)	500,000	473,280
7.44% (H15T1Y+350bps), 11/2/33, Callable 11/2/32 @ 100 (b)	1,000,000	1,052,760
BNP Paribas SA, 4.71% (LIBOR03M+224bps), 1/10/25, Callable 1/10/24 @ 100(a)(b)	1,000,000	989,300
BPCE SA		
4.00%, 9/12/23 (a)	500,000	493,885
3.25%, 1/11/28 (a)	1,000,000	896,850
5.75% (SOFR+287bps), 7/19/33, Callable 7/19/32 @ 100 (a)(b)	1,000,000	953,980
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100	1,000,000	800,360
Commonwealth Bank of Australia		
2.69%, 3/11/31 (a)	1,000,000	769,030
3.78%, 3/14/32 (a)	2,000,000	1,643,300
Cooperatieve Rabobank UA		
1.11% (H15T1Y+55bps), 2/24/27, Callable 2/24/26 @ 100 (a)(b)	2,000,000	1,741,720
4.00% (USSW5+189bps), 4/10/29, Callable 4/10/24 @ 100, MTN (b)	600,000	572,609
Credit Agricole SA, 3.25%, 10/4/24(a)	1,250,000	1,204,525
Credit Suisse Group AG		
2.19% (SOFR+204bps), 6/5/26, Callable 6/5/25 @ 100 (a)(b)	1,000,000	854,310
1.31% (SOFR+98bps), 2/2/27, Callable 2/2/26 @ 100 (a)(b)	1,000,000	795,420
6.54% (SOFR+392bps), 8/12/33, Callable 8/12/32 @ 100 (a)(b)	2,174,000	1,909,816
9.02% (SOFR+502bps), 11/15/33, Callable 11/15/32 @ 100 (a)(b)	500,000	514,355
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 3/26/25(d)	500,000	451,530
Deutsche Bank AG, 3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(b)	3,750,000	2,684,550
Federation des Caisses Desjardins du Quebec, 4.55%, 8/23/27(a)	2,000,000	1,919,120
HSBC Holdings PLC		
2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100 (b)	1,000,000	807,670
8.11% (SOFR+425bps), 11/3/33, Callable 11/3/32 @ 100 (b)	1,000,000	1,059,750
ING Groep NV, 2.73% (SOFR+112bps), 4/1/32, Callable 4/1/31 @ 100(b)	2,000,000	1,589,220
JAB Holdings BV, 4.50%, 4/8/52, Callable 10/8/51 @ 100(a)	1,000,000	679,100
Lloyds Banking Group PLC		
1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100 (b)	1,000,000	864,900
3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (b)	250,000	224,827
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100 (b)	606,000	642,239
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(b)	1,250,000	906,900
Macquarie Group Ltd., 4.10% (SOFR+213bps), 6/21/28, Callable 6/21/27 @ 100(a)(b)(d)	1,000,000	937,930
Mitsubishi UFJ Financial Group, Inc., 5.02% (H15T1Y+195bps), 7/20/28, Callable 7/20/27 @ 100(b)	1,500,000	1,464,270
Mizuho Financial Group, Inc.		
2.56%, 9/13/31	1,000,000	764,630

See notes to financial statements.
30

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100 (b)	$ 1,500,000	$ 1,140,765
National Australia Bank Ltd., 3.93% (H15T5Y+188bps), 8/2/34, Callable 8/2/29 @ 100(a)(b)	1,500,000	1,263,735
Nationwide Building Society		
4.36% (LIBOR03M+139bps), 8/1/24, Callable 8/1/23 @ 100 (a)(b)	750,000	740,340
4.30% (LIBOR03M+145bps), 3/8/29, Callable 3/8/28 @ 100 (a)(b)	250,000	224,575
3.96% (LIBOR03M+186bps), 7/18/30, Callable 7/18/29 @ 100 (a)(b)	500,000	436,455
Nomura Holdings, Inc., 5.61%, 7/6/29	1,500,000	1,471,365
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN	1,000,000	941,250
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31, Callable 8/24/31 @ 100(a)	1,000,000	820,080
Royal Bank of Scotland Group PLC, 4.45% (LIBOR03M+187bps), 5/8/30, Callable 5/8/29 @ 100(b)	1,000,000	907,850
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @ 100(b)	2,000,000	1,545,660
Societe Generale SA		
1.49% (H15T1Y+1bps), 12/14/26, Callable 12/14/25 @ 100 (a)(b)	500,000	435,695
3.34% (H15T1Y+160bps), 1/21/33, Callable 1/21/32 @ 100 (a)(b)	1,000,000	785,450
6.22% (H15T1Y+320bps), 6/15/33, Callable 6/15/32 @ 100 (a)(b)	1,000,000	936,680
Standard Chartered PLC		
7.77% (H15T1Y+345bps), 11/16/28, Callable 11/16/27 @ 100 (a)(b)(d)	1,000,000	1,059,660
4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a)(b)	500,000	439,280
Sumitomo Mitsui Financial Group, Inc., 2.22%, 9/17/31(d)	1,500,000	1,156,560
Swedbank AB, 0.85%, 3/18/24(a)	1,500,000	1,422,585
The Bank of Nova Scotia		
4.50%, 12/16/25	500,000	490,535
1.30%, 9/15/26	1,000,000	874,430
2.45%, 2/2/32	1,000,000	804,850
The Toronto-Dominion Bank, 2.00%, 9/10/31	1,500,000	1,180,815
Westpac Banking Corp.		
4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100 (b)	1,000,000	937,230
2.67% (H15T5Y+2bps), 11/15/35, Callable 11/15/30 @ 100 (b)	1,000,000	742,930
3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100 (b)	1,000,000	739,820
		58,345,112
Health Care (0.4%):		
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(a)	758,000	670,860
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	3,900,000	3,061,227
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	1,624,900
		5,356,987
Industrials (0.6%):		
Air Canada Pass Through Trust, 4.13%, 5/15/25(a)	1,713,965	1,555,098
Aircastle Ltd.		
4.40%, 9/25/23, Callable 8/25/23 @ 100	500,000	494,680
4.25%, 6/15/26, Callable 4/15/26 @ 100	1,000,000	941,480
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100(a)	750,000	660,248
Canadian Pacific Railway Co., 2.45%, 12/2/31, Callable 9/2/31 @ 100	833,000	693,339
Ferguson Finance PLC		
3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	1,800,000	1,525,356
4.65%, 4/20/32, Callable 1/20/32 @ 100 (a)	750,000	684,450
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100(a)	275,000	253,151
Siemens Financieringsmaatschappij NV		
1.70%, 3/11/28 (a)	1,000,000	854,690
2.15%, 3/11/31 (a)	1,000,000	813,960
		8,476,452
Information Technology (0.1%):		
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100(a)	1,500,000	1,173,270
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a)	686,000	691,680
		1,864,950
Materials (0.4%):		
Anglo American Capital PLC, 4.00%, 9/11/27(a)	1,000,000	946,000
ArcelorMittal SA, 6.80%, 11/29/32, Callable 8/29/32 @ 100	1,500,000	1,495,410

See notes to financial statements.
31

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Braskem Netherlands Finance BV, 4.50%, 1/31/30(a)	$ 1,000,000	$ 849,510
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100(a)	2,000,000	1,645,800
		4,936,720
Real Estate (0.2%):		
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100(a)	3,233,000	2,434,255
Utilities (0.2%):		
Enel Finance International NV		
1.88%, 7/12/28, Callable 5/12/28 @ 100 (a)	2,000,000	1,589,280
7.50%, 10/14/32, Callable 7/14/32 @ 100 (a)	500,000	531,350
		2,120,630
Total Yankee Dollars (Cost $126,061,409)		108,820,873
Municipal Bonds (2.5%)		
Arizona (0.1%):		
The University of Arizona Revenue, Series A, 1.82%, 6/1/30	1,000,000	790,260
California (0.2%):		
California Statewide Communities Development Authority Revenue, 1.73%, 4/1/27	1,000,000	848,851
City of El Cajon Revenue		
Series A, 1.70%, 4/1/2027	620,000	539,220
Series A, 1.90%, 4/1/2028	500,000	425,269
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28, Continuously Callable @100	500,000	452,538
		2,265,878
Colorado (0.1%):		
City & County of Denver Co. Airport System Revenue, Series C, 2.14%, 11/15/29	1,500,000	1,247,214
Connecticut (0.1%):		
State of Connecticut, GO		
Series A, 3.43%, 4/15/2028	500,000	467,318
Series A, 2.55%, 7/1/2028	800,000	712,542
		1,179,860
Florida (0.3%):		
County of Miami-Dade Seaport Department Revenue, Series B-3, 2.34%, 10/1/33, Continuously Callable @100	1,500,000	1,134,976
Florida Development Finance Corp. Revenue, Series A, 3.22%, 2/1/32, Continuously Callable @100	1,020,000	844,642
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @100	1,500,000	1,276,146
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	750,000	695,287
		3,951,051
Georgia (0.1%):		
City of Atlanta GA Water & Wastewater Revenue, 2.26%, 11/1/35, Continuously Callable @100	1,500,000	1,124,560
Hawaii (0.0%):(f)		
State of Hawaii Airports System Revenue, Series E, 1.81%, 7/1/27	915,000	781,264
Illinois (0.0%):(f)		
Illinois Finance Authority Revenue, 3.55%, 8/15/29	500,000	444,264
Louisiana (0.1%):		
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue		
1.55%, 2/1/2027	700,000	609,558
Series A, 4.48%, 8/1/2039	835,000	776,930
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	500,000	396,355
		1,782,843
Michigan (0.1%):		
Michigan Finance Authority Revenue		

See notes to financial statements.
32

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
2.47%, 12/1/2025	$ 1,000,000	$ 928,557
3.08%, 12/1/2034	1,000,000	830,161
		1,758,718
New Jersey (0.2%):		
New Jersey Economic Development Authority Revenue, Series NNN, 3.47%, 6/15/27	1,000,000	931,641
New Jersey Health Care Facilities Financing Authority Revenue, Series A, 3.36%, 7/1/40	1,000,000	728,824
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	385,000	317,441
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27	900,000	778,257
		2,756,163
New York (0.1%):		
New York City Industrial Development Agency Revenue, 2.73%, 3/1/34	1,500,000	1,142,683
New York State Dormitory Authority Revenue, Series A, 2.46%, 7/1/32	750,000	591,625
		1,734,308
Oklahoma (0.1%):		
The University of Oklahoma Revenue, Series C, 2.05%, 7/1/29	1,000,000	823,065
Pennsylvania (0.2%):		
Commonwealth Financing Authority Revenue, Series A, 3.63%, 6/1/29	500,000	455,696
Public Parking Authority Of Pittsburgh Revenue, 2.33%, 12/1/29	895,000	746,851
State Public School Building Authority Revenue, 3.15%, 4/1/30	1,290,000	1,093,232
		2,295,779
Texas (0.6%):		
City of Houston Airport System Revenue, Series C, 2.09%, 7/1/28	750,000	638,527
City of San Antoni, GO, 1.76%, 2/1/31, Continuously Callable @100	630,000	498,333
County of Bexar Revenue, 2.28%, 8/15/32, Continuously Callable @100	1,070,000	820,164
Harris County Cultural Education Facilities Finance Corp. Revenue		
3.34%, 11/15/2037	2,000,000	1,583,064
Series D, 2.28%, 7/1/2034	370,000	268,085
North Texas Tollway Authority Revenue, 1.02%, 1/1/25	1,000,000	925,038
San Antonio Education Facilities Corp. Revenue, 2.50%, 4/1/29	1,270,000	1,045,181
Tarrant County Cultural Education Facilities Finance Corp. Revenue		
1.63%, 9/1/2026	525,000	460,811
1.82%, 9/1/2027	700,000	598,427
Uptown Development Authority Tax Allocation		
Series B, 2.58%, 9/1/2031	270,000	214,180
Series B, 2.78%, 9/1/2033, Continuously Callable @100	500,000	386,843
		7,438,653
Virginia (0.1%):		
Virginia Housing Development Authority Revenue		
Series J, 1.97%, 11/1/2028	225,000	192,785
Series J, 2.27%, 11/1/2031, Continuously Callable @100	225,000	181,177
Series J, 2.42%, 11/1/2032, Continuously Callable @100	275,000	218,878
Series J, 2.47%, 11/1/2033, Continuously Callable @100	270,000	211,096
Series J, 2.52%, 11/1/2034, Continuously Callable @100	250,000	192,310
Series J, 2.57%, 11/1/2035, Continuously Callable @100	300,000	227,665
		1,223,911
Washington (0.1%):		
Washington State University Revenue, Series A, 2.24%, 10/1/28	1,000,000	850,359
Total Municipal Bonds (Cost $38,937,021)		32,448,150

U.S. Government Agency Mortgages (7.1%)		
Federal Home Loan Mortgage Corp.		
Series K028, Class A2, 3.11%, 2/25/23	214,730	214,730
Series K059, Class A2, 3.12%, 9/25/26 (c)	1,000,000	952,382
Series KIR3, Class A2, 3.28%, 8/25/27	1,500,000	1,426,448
Series K069, Class A2, 3.19%, 9/25/27 (c)	86,000	81,475
Series K071, Class A2, 3.29%, 11/25/27	500,000	475,175
Series K075, Class A2, 3.65%, 2/25/28 (c)	500,000	482,405
Series K087, Class A2, 3.77%, 12/25/28	500,000	481,208
Series K091, Class A2, 3.51%, 3/25/29	1,250,000	1,183,522
Series K095, Class A2, 2.79%, 6/25/29	1,000,000	904,710
Series K097, Class A2, 2.51%, 7/25/29	2,000,000	1,774,617

See notes to financial statements.
33

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Unaudited)

Security Description	Principal Amount	Value
Series K096, Class A2, 2.52%, 7/25/29	$ 1,000,000	$ 888,751
Series KG02, Class A2, 2.41%, 8/25/29	909,000	801,780
Series K100, Class A2, 2.67%, 9/25/29	545,000	487,487
Series K159, Class A2, 3.95%, 11/25/30 (c)	500,000	481,103
3.00%, 3/1/31 - 2/1/33	229,440	217,514
3.50%, 5/1/33 - 11/1/47	1,202,310	1,124,177
Series K-1510, Class A3, 3.79%, 1/25/34	1,000,000	931,092
Series K-1512, Class A3, 3.06%, 4/25/34	1,000,000	864,274
4.00%, 7/1/42 - 9/1/52	2,543,666	2,411,288
4.50%, 12/1/45	75,068	74,376
5.00%, 9/1/52	2,907,820	2,864,511
		19,123,025
Federal National Mortgage Association		
Series 2018-M4, Class A2, 3.06%, 3/25/28 (c)	448,042	421,982
Series 2019-M1, Class A2, 3.55%, 9/25/28 (c)	674,330	644,828
Series 2019-M12, Class A2, 2.89%, 6/25/29 (c)	1,000,000	909,715
2.50%, 11/1/34	267,836	246,523
4.00%, 12/1/41 - 6/1/52	27,636,824	25,956,591
4.00%, 9/1/42 (g)	3,572,779	3,393,909
3.50%, 9/1/45 - 2/1/50	4,318,531	3,991,600
4.50%, 8/1/47 - 9/1/52	25,969,358	24,996,808
3.00%, 2/1/50 - 2/1/52	2,383,747	2,110,427
2.00%, 11/1/51 - 12/1/51	3,217,480	2,629,132
5.00%, 6/1/52	2,855,215	2,812,690
5.50%, 10/1/52	3,894,086	3,904,753
		72,018,958
Government National Mortgage Association		
3.00%, 10/20/51	2,614,485	2,333,443
Total U.S. Government Agency Mortgages (Cost $100,402,261)		93,475,426
U.S. Treasury Obligations (37.0%)		
U.S. Treasury Bonds		
5.25%, 2/15/29	7,000,000	7,424,922
4.38%, 2/15/38	750,000	786,914
3.50%, 2/15/39	2,770,000	2,605,531
4.38%, 11/15/39	1,000,000	1,044,219
1.13%, 5/15/40	1,000,000	626,875
1.38%, 11/15/40	5,000,000	3,253,906
1.88%, 2/15/41	9,000,000	6,367,500
1.75%, 8/15/41	21,000,000	14,394,844
2.00%, 11/15/41	4,000,000	2,861,250
2.38%, 2/15/42	3,000,000	2,292,187
3.38%, 8/15/42	5,000,000	4,471,094
3.13%, 2/15/43	5,000,000	4,270,312
3.38%, 5/15/44	7,000,000	6,180,781
2.75%, 8/15/47	500,000	392,266
2.75%, 11/15/47	500,000	392,266
3.00%, 2/15/48	3,500,000	2,883,125
3.38%, 11/15/48	7,012,000	6,215,481
1.38%, 8/15/50	7,000,000	3,915,625
1.63%, 11/15/50	3,000,000	1,795,781
1.88%, 2/15/51	3,000,000	1,916,719
2.00%, 8/15/51	2,000,000	1,316,250
U.S. Treasury Inflation Indexed Bonds, 0.88%, 1/15/29	590,040	561,773
U.S. Treasury Notes		
0.13%, 8/31/23	5,000,000	4,849,609
0.25%, 11/15/23	7,000,000	6,731,484
0.38%, 7/15/24	7,000,000	6,557,305
3.00%, 7/31/24	7,000,000	6,826,094
0.38%, 8/15/24	10,000,000	9,341,406

See notes to financial statements.
34

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Unaudited)

Security Description	Principal Amount	Value
0.38%, 9/15/24	$ 5,000,000	$ 4,659,180
1.50%, 10/31/24	3,000,000	2,842,031
1.00%, 12/15/24	24,000,000	22,456,875
2.25%, 12/31/24	5,000,000	4,791,211
1.13%, 1/15/25	4,000,000	3,743,125
2.75%, 2/28/25	850,000	821,313
2.63%, 4/15/25	8,000,000	7,697,500
2.75%, 5/15/25	12,000,000	11,570,625
2.88%, 6/15/25	5,000,000	4,831,250
0.25%, 6/30/25	10,000,000	9,057,812
3.00%, 7/15/25	5,000,000	4,842,969
3.00%, 9/30/25	300,000	289,969
0.38%, 11/30/25	18,000,000	16,107,187
0.38%, 1/31/26	4,000,000	3,559,063
0.75%, 5/31/26	5,000,000	4,459,766
1.50%, 8/15/26	2,000,000	1,823,437
1.38%, 8/31/26	8,000,000	7,252,500
1.13%, 10/31/26	10,000,000	8,942,969
1.63%, 10/31/26	5,000,000	4,562,891
2.00%, 11/15/26	2,700,000	2,495,812
1.25%, 12/31/26	10,000,000	8,954,687
2.38%, 5/15/27	7,000,000	6,524,219
0.50%, 6/30/27	2,500,000	2,138,477
2.25%, 8/15/27	1,000,000	924,922
2.25%, 11/15/27	1,700,000	1,566,391
0.63%, 11/30/27	13,000,000	11,041,875
0.75%, 1/31/28	10,000,000	8,505,469
2.75%, 2/15/28	9,000,000	8,461,406
1.25%, 3/31/28	8,000,000	6,955,625
1.25%, 4/30/28	10,000,000	8,678,125
2.88%, 5/15/28	4,000,000	3,775,313
1.25%, 6/30/28	15,000,000	12,967,969
1.00%, 7/31/28	22,000,000	18,701,719
2.88%, 8/15/28	630,000	593,234
1.13%, 8/31/28	5,000,000	4,270,703
1.25%, 9/30/28	10,000,000	8,589,844
3.13%, 11/15/28	1,000,000	953,437
2.63%, 2/15/29	1,000,000	924,687
2.38%, 3/31/29	18,000,000	16,384,219
2.88%, 4/30/29	5,000,000	4,682,812
2.75%, 5/31/29	5,000,000	4,644,922
3.25%, 6/30/29	10,000,000	9,568,750
1.63%, 8/15/29	10,000,000	8,675,000
0.63%, 5/15/30	2,500,000	1,978,516
0.63%, 8/15/30	5,000,000	3,935,156
0.88%, 11/15/30	17,000,000	13,589,375
1.13%, 2/15/31	12,000,000	9,781,875
1.63%, 5/15/31	20,000,000	16,828,125
1.25%, 8/15/31	5,000,000	4,059,375
1.38%, 11/15/31	4,000,000	3,257,500
1.88%, 2/15/32	6,000,000	5,088,750
2.88%, 5/15/32	6,000,000	5,531,250
2.75%, 8/15/32	7,000,000	6,372,187
4.13%, 11/15/32	21,500,000	21,930,000
Total U.S. Treasury Obligations (Cost $544,265,193)		487,918,918

Commercial Papers (0.7%)(h)		
Alliant Energy, 6.06%, 1/3/23 (a)	5,000,000	4,997,476
Southwestern Public Service Co., 6.06%, 1/3/23 (a)	4,700,000	4,697,627
Total Commercial Papers (Cost $9,697,601)		9,695,103

See notes to financial statements.
35

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Collateral for Securities Loaned (0.4%)^			
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (i)	1,313,685	$	1,313,685
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (i)	1,313,685		1,313,685
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (i)	1,313,685		1,313,685
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (i)	1,313,685		1,313,685
Total Collateral for Securities Loaned (Cost $5,254,740)			5,254,740
Total Investments (Cost $1,490,919,031) — 100.0%			1,319,268,336
Other assets in excess of liabilities — 0.0%(f)			168,833
NET ASSETS - 100.00%		$	1,319,437,169

^ Purchased with cash collateral from securities on loan.

(a) Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2022, the fair value of these securities was $315,000,637 and amounted to 23.9% of net assets.

(b) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2022.

(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2022.

(d) All or a portion of this security is on loan.

(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(f) Amount represents less than 0.05% of net assets.

(g) Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(h) Rate represents the effective yield at December 31, 2022.

(i) Rate disclosed is the daily yield on December 31, 2022.

bps—Basis points
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2022.
H15T5Y—5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2022.
IDA—Industrial Development Authority
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of December 31, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of December 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
TSFR1M—1 month Term SOFR, rate disclosed as of December 31, 2022.
TSFR3M—3 month Term SOFR, rate disclosed as of December 31, 2022.
USISDA05—5 Year ICE Swap Rate, rate disclosed as of December 31, 2022
USSW5—USD 5 Year Swap Rate, rate disclosed as of December 31, 2022.

See notes to financial statements.
36

Victory Portfolios II

Statements of Assets and Liabilities
December 31, 2022

	VictoryShares USAA Core Short-Term Bond ETF	(Unaudited) VictoryShares USAA Core Intermediate-Term Bond ETF
Assets:		
Investments, at value (Cost $456,262,773 and $1,490,919,031)	$ 441,086,621(a)	$ 1,319,268,336(b)
Cash	1,153,576	306,524
Deposit with broker for futures contracts	—	40,673
Receivables:		
Interest and dividends	2,581,609	8,964,747
Capital shares issued	7,286,689	—
Prepaid expenses	677	2,187
Total Assets	452,109,172	1,328,582,467
Liabilities:		
Payables:		
Collateral received on loaned securities	2,695,500	5,254,740
Investments purchased	—	3,439,916
Accrued expenses and other payables:		
Investment advisory fees	97,549	341,121
Administration fees	18,961	57,026
Custodian fees	4,085	12,821
Compliance fees	249	926
Trustees' fees	560	2,128
Other accrued expenses	27,072	36,620
Total Liabilities	2,843,976	9,145,298
Net Assets:		
Capital	469,453,015	1,502,331,335
Total accumulated earnings/(loss)	(20,187,819)	(182,894,166)
Net Assets	$ 449,265,196	$ 1,319,437,169
Shares outstanding (unlimited shares authorized, no par value):	9,250,000	29,050,000
Net asset value:	$ 48.57	$ 45.42

(a) Includes $2,614,178 of securities on loan.
(b) Includes $5,081,159 of securities on loan.

See notes to financial statements.
37

Victory Portfolios II

Statements of Operations
For the Six Months Ended December 31, 2022
(Unaudited)

		VictoryShares USAA Core Short-Term Bond ETF	VictoryShares USAA Core Intermediate-Term Bond ETF
Investment Income:			
Interest	$	6,077,130	$ 19,307,348
Securities lending (net of fees)		11,528	19,298
Total Income		6,088,658	19,326,646
Expenses:			
Investment advisory fees		465,251	1,954,313
Administration fees		102,376	358,335
Sub-Administration fees		10,415	12,935
Custodian fees		9,366	29,316
Servicing fees		4,845	4,845
Trustees' fees		11,319	37,504
Compliance fees		1,597	5,695
Legal and audit fees		14,871	41,611
Other expenses		28,222	53,493
Recoupment of prior expenses waived/reimbursed by Adviser		10,124	—
Total Expenses		658,386	2,498,047
Expenses waived/reimbursed by Adviser		(8,518)	—
Net Expenses		649,868	2,498,047
Net Investment Income (Loss)		5,438,790	16,828,599
Realized/Unrealized Gains (Losses) from Investments:			
Net realized gains (losses) from investment securities		(2,392,389)	(8,676,708)
Net change in unrealized appreciation/depreciation on investment securities		680,001	(39,219,815)
Net realized/unrealized gains (losses) on investments		(1,712,388)	(47,896,523)
Change in net assets resulting from operations	$	3,726,402	$ (31,067,924)

See notes to financial statements.
38

Victory Portfolios II

Statements of Changes in Net Assets

	VictoryShares USAA Core Short-Term Bond ETF		VictoryShares USAA Core Intermediate-Term Bond ETF	
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
From Investment Activities:				
Operations:				
Net Investment Income (Loss)	$ 5,438,790	$ 5,735,527	$ 16,828,599	$ 19,984,674
Net realized gains (losses)	(2,392,389)	(1,615,096)	(8,676,708)	(290,125)
Net change in unrealized appreciation/depreciation	680,001	(18,669,472)	(39,219,815)	(155,730,262)
Change in net assets resulting from operations	3,726,402	(14,549,041)	(31,067,924)	(136,035,713)
Change in net assets resulting from distributions to shareholders	(6,569,326)	(6,848,232)	(18,849,541)	(23,367,285)
Change in net assets resulting from capital transactions	92,371,185	108,838,303	133,146,995	501,277,517
Change in net assets	89,528,261	87,441,030	83,229,530	341,874,519
Net Assets:				
Beginning of period	359,736,935	272,295,905	1,236,207,639	894,333,120
End of period	$ 449,265,196	$ 359,736,935	$ 1,319,437,169	$ 1,236,207,639
Capital Transactions:				
Proceeds from shares issued	$ 114,379,079	$ 123,658,260	$ 160,114,206	$ 501,277,517
Cost of shares redeemed	(22,007,894)	(14,819,957)	(26,967,211)	—
Change in net assets resulting from capital transactions	$ 92,371,185	$ 108,838,303	$ 133,146,995	$ 501,277,517
Share Transactions:				
Issued	2,350,000	2,400,000	3,450,000	9,550,000
Redeemed	(450,000)	(300,000)	(600,000)	—
Change in Shares	1,900,000	2,100,000	2,850,000	9,550,000

See notes to financial statements.

39

Victory Portfolios II **Financial Highlights**

For a Share Outstanding Throughout Each Period

	VictoryShares USAA Core Short-Term Bond ETF					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Ten Months Ended June 30, 2020(a)**	**Year Ended August 31, 2019**	**October 24, 2017(b) through August 31, 2018**
Net Asset Value, Beginning of Period	$48.94	$51.87	$51.22	$50.65	$49.50	$50.00
Investment Activities:						
Net investment income (loss)(c)	0.72	0.86	0.84	1.10	1.37	0.93
Net realized and unrealized gains (losses)	(0.25)	(2.78)	0.93	0.48	1.13	(0.59)
Total from Investment Activities	0.47	(1.92)	1.77	1.58	2.50	0.34
Distributions to Shareholders From:						
Net investment income	(0.84)	(0.84)	(0.90)	(1.01)	(1.35)	(0.84)
Net realized gains from investments	—	(0.17)	(0.22)	—	—	—
Total Distributions	(0.84)	(1.01)	(1.12)	(1.01)	(1.35)	(0.84)
Net Asset Value, End of Period	$48.57	$48.94	$51.87	$51.22	$50.65	$49.50
Total Return(d)	0.97%	(3.73)%	3.48%	3.17%	5.11%	0.70%
Ratios to Average Net Assets:						
Net Expenses (e)(f)	0.35%	0.32%(g)	0.34%(h)	0.35%	0.35%	0.35%
Net Investment Income (Loss) (e)	2.92%	1.70%	1.62%	2.62%	2.75%	2.21%
Gross Expenses (e)(f)	0.35%	0.36%	0.37%	0.44%	0.40%	0.40%
Supplemental Data:						
Net Assets at end of period (000's)	$449,265	$359,737	$272,296	$105,000	$83,573	$61,872
Portfolio Turnover (d)(i)	30%	67%	80%	72%(j)	30%	22%

(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.02% higher.
(h) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap. (See Note 5 in the Notes to Financial Statements).
(i) Excludes impact of in-kind transactions.
(j) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the period.

See notes to financial statements.
40

Victory Portfolios II

Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	VictoryShares USAA Core Intermediate-Term Bond ETF					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Ten Months Ended June 30, 2020(a)**	**Year Ended August 31, 2019**	**October 24, 2017(b) through August 31, 2018**
Net Asset Value, Beginning of Period	$47.18	$53.71	$53.67	$52.48	$48.61	$49.93
Investment Activities:						
Net investment income (loss)(c)	0.60	0.89	1.08	1.21	1.62	1.29
Net realized and unrealized gains (losses)	(1.69)	(6.37)	0.27	1.12	3.81	(1.46)
Total from Investment Activities	(1.09)	(5.48)	1.35	2.33	5.43	(0.17)
Distributions to Shareholders From:						
Net investment income	(0.67)	(0.92)	(1.11)	(1.14)	(1.56)	(1.15)
Net realized gains from investments	—	(0.13)	(0.20)	—	—	—
Total Distributions	(0.67)	(1.05)	(1.31)	(1.14)	(1.56)	(1.15)
Net Asset Value, End of Period	$45.42	$47.18	$53.71	$53.67	$52.48	$48.61
Total Return(d)	(2.34)%	(10.35)%	2.55%	4.52%	11.37%	(0.33)%
Ratios to Average Net Assets:						
Net Expenses (e)(f)	0.38%	0.39%	0.37%(g)	0.38%(h)	0.39%	0.40%
Net Investment Income (Loss) (e)	2.58%	1.74%	2.01%	2.80%	3.27%	3.10%
Gross Expenses (e)(f)	0.38%	0.39%	0.41%	0.42%	0.44%	0.45%
Supplemental Data:						
Net Assets at end of period (000's)	$1,319,437	$1,236,208	$894,333	$450,789	$314,856	$150,703
Portfolio Turnover (d)(i)	9%	24%	16%	13%	3%(j)	10%

(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap. (See Note 5 in the Notes to Financial Statements).
(h) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.02% higher for the ten months ended June 30, 2020.
(i) Excludes impact of in-kind transactions.
(j) Portfolio turnover decreased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

See notes to financial statements.
41

Victory Portfolios

Notes to Financial Statements
December 31, 2022

(Unaudited)

1. Organization:

Victory Portfolios II (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 25 funds, 23 of which are Exchange-Traded Funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the following two Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)
VictoryShares USAA Core Short-Term Bond ETF	USAA Core Short-Term Bond ETF
VictoryShares USAA Core Intermediate-Term Bond ETF	USAA Core Intermediate-Term Bond ETF

Victory Capital Management Inc. ("VCM" or the "Adviser") is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. (the "Exchange"). The Funds issue and redeem shares ("Shares") at net asset value ("NAV") only in aggregations of 50,000 shares, (each a "Creation Unit"). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund's Index (the "Deposit Securities"), and/or with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the distributor. Only Authorized Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.

The transaction fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
USAA Core Short-Term Bond ETF	$ 100	2.00%
USAA Core Intermediate-Term Bond ETF	100	2.00%

* As a percentage of the amount invested

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

- Level 1 — quoted prices (unadjusted) in active markets for identical securities
- Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
- Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

42

Victory Portfolios

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Adviser, appointed as the valuation designee by the Trust's Board of Trustees' (the "Board"), has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board. The pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of December 31, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
USAA Core Short-Term Bond ETF				
Asset-Backed Securities	$—	$103,508,107	$—	$103,508,107
Collateralized Mortgage Obligations	—	25,221,936	—	25,221,936
Senior Secured Loans	—	421,220	—	421,220
Corporate Bonds	—	150,625,719	—	150,625,719
Yankee Dollars	—	38,473,006	—	38,473,006
Municipal Bonds	—	24,540,612	—	24,540,612
U.S. Treasury Obligations	—	12,871,406	—	12,871,406
Commercial Papers	—	82,729,115	—	82,729,115
Collateral for Securities Loaned	2,695,500	—	—	2,695,500
Total	$2,695,500	$438,391,121	$—	$441,086,621
USAA Core Intermediate-Term Bond ETF				
Asset-Backed Securities	—	120,205,713	—	120,205,713
Collateralized Mortgage Obligations	—	58,690,318	—	58,690,318
Corporate Bonds	—	402,759,095	—	402,759,095
Yankee Dollars	—	108,820,873	—	108,820,873
Municipal Bonds	—	32,448,150	—	32,448,150
U.S. Government Agency Mortgages	—	93,475,426	—	93,475,426
U.S. Treasury Obligations	—	487,918,918	—	487,918,918
Commercial Papers	—	9,695,103	—	9,695,103
Collateral for Securities Loaned	5,254,740	—	—	5,254,740
Total	$5,254,740	$1,314,013,596	$—	$1,319,268,336

As of December 31, 2022, there were no transfers into/out of Level 3.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days a month or more after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Funds makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. If the Funds owns delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statements of Assets and Liabilities and the segregated assets are identified on the Schedules of Portfolio Investments.

43

Notes to Financial Statements — continued Victory Portfolios December 31, 2022 44 (Unaudited) Municipal Obligations: The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Mortgage- and Asset-Backed Securities: The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. Below-Investment-Grade Securities: Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline. Collateralized Loan Obligations (“CLOs”): CLOs are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches) and can be equity or debt with specific adjustable or fixed interest rates and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale. Loans: Floating rate loans in which a Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities. The Funds may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions. Investment Companies: Open-End Funds: The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. Investment Transactions and Related Income: Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.

Notes to Financial Statements — continued Victory Portfolios December 31, 2022 45 (Unaudited) The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations. Securities Lending: The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds' securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default. The following table is a summary of the Funds' securities lending transactions as of December 31, 2022. Value of Securities on Loan Non-Cash Collateral Cash Collateral USAA Core Short-Term Bond ETF .................................... $ 2,614,178 $— $ 2,695,500 USAA Core Intermediate-Term Bond ETF ............................... 5,081,159 — 5,254,740 Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30. For the six months ended December 31, 2022, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Allocations: Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis. Cross-Trade Transactions: Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser under specified conditions outlined in the valuation policies and procedures adopted by the Board. In addition, as defined under the valuation policies and procedures, each transaction must be effected at the independent current market price. For the six months ended December 31, 2022, the Funds below engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses): Purchases Sales Net Realized Gains (Losses) USAA Core Intermediate-Term Bond ETF ......................................... $ 2,737,123 $ – $ –

Victory Portfolios

Notes to Financial Statements — *continued*
December 31, 2022
(Unaudited)

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the six months ended December 31, 2022, are included in the table below. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in kind redemptions.

	Excluding U.S. Government Securities		U.S. Government Securities	
	Purchases	Sales	Purchases	Sales
USAA Core Short-Term Bond ETF	$ 102,143,143	$ 91,780,220	$ 19,881,914	$ 9,824,180
USAA Core Intermediate-Term Bond ETF	102,677,652	70,161,135	137,964,616	38,069,653

4. Affiliated Fund Ownership:

The Funds offer shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2022, certain fund-of-funds owned total outstanding shares of the Funds as follows:

USAA Core Short-Term Bond ETF	Ownership %
USAA Cornerstone Aggressive Fund	1.1
USAA Cornerstone Conservative Fund	7.2
USAA Cornerstone Moderate Fund	3.7
USAA Cornerstone Moderately Aggressive Fund	10.5
USAA Cornerstone Moderately Conservative Fund	0.7
USAA Target Retirement Income Fund	4.8
USAA Target Retirement 2030 Fund	9.0
USAA Target Retirement 2040 Fund	5.3

USAA Core Intermediate-Term Bond ETF	Ownership %
USAA Cornerstone Aggressive Fund	2.2
USAA Cornerstone Conservative Fund	1.2
USAA Cornerstone Moderate Fund	20.9
USAA Cornerstone Moderately Aggressive Fund	38.8
USAA Cornerstone Moderately Conservative Fund	4.2

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

	Flat Rate
USAA Core Short-Term Bond ETF	0.25%
USAA Core Intermediate-Term Bond ETF	0.30%

Amounts incurred and paid to VCM for the six months ended December 31, 2022, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets		
Up to $15 billion	$15 billion — $30 billion	Over $30 billion
0.08%, plus	0.05%, plus	0.04%

Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Sub-Administration fees.

46

Notes to Financial Statements — continued Victory Portfolios December 31, 2022 47 (Unaudited) The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and USAA Mutual Funds (collectively, the “Victory Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Compliance fees. Distributor/Underwriting Services: Foreside Fund Services, LLC serves as the Funds’ distributor. Other Fees: Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Custodian fees. Sidley Austin LLP provides legal services to the Trust. The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of December 31, 2022, the expense limits (excluding voluntary waivers) are as follows: In Effect Until October 31, 2023 USAA Core Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35% USAA Core Intermediate-Term Bond ETF. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40% Under the terms of the expense limitation agreements, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of December 31, 2022, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at December 31, 2022. Expires 2023 Total USAA Core Short-Term Bond ETF ................................................................ $ 19,719 $ 19,719 The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser. For the six months ended December 31, 2022, the Adviser voluntarily waived the following amounts: USAA Core Short-Term Bond ETF. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $8,518 Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and distributor. 6. Risks: The Funds may be subject to other risks in addition to these identified risks. Debt Securities or Bond Risk —The Funds are subject to the risk that the market value of the bonds in the Funds’ portfolios will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices typically fall; conversely, when interest rates fall, bond prices typically rise. The price volatility of a bond also depends on its duration, which is a measure of a bond’s sensitivity to a change in interest rates. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. Should the U.S. Federal Reserve raise interest rates, the Funds may be subject to risks associated with rising interest rates. The fixed-income securities in the Funds’ portfolios also are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Funds accept some credit risk as a recognized means to enhance an investor’s return. High-Yield Bond Risk — Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater credit and liquidity risk than investment-grade securities. Their prices also may be more volatile, especially during economic downturns

Notes to Financial Statements — continued Victory Portfolios December 31, 2022 48 (Unaudited) and financial setbacks or liquidity events. The Funds’ values could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments. These securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest, and they carry a greater risk that the issuer of such securities will default on the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Funds may lose their entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment-grade debt securities, and the overreliance on credit ratings may present additional risks. Asset-Backed and Mortgage-Backed Securities Risk—Mortgage- and asset-backed securities (“MBS” or “ABS,” respectively) differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. MBS and ABS are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier than expected due to changes in prepayment rates on underlying loans. As a result, the Funds may reinvest these early payments at lower interest rates, thereby reducing the Funds' income. These securities also are subject to extension risk, which is the risk that the life of the ABS or MBS may be extended due to higher interest rates and lower prepayments. As a result, the value of the securities will decrease. The value of MBS can be impacted by factors affecting the housing market, and MBS also are subject to the risk of high default rates on the mortgages within the mortgage pool. The liquidity of non-agency or privately issued ABS or MBS securities, in particular those that are rated as non-investment grade, may change dramatically over time. LIBOR Discontinuation Risk — The London Interbank Offered Rate (“LIBOR”) discontinuation may adversely affect the financial markets generally and the Funds' operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear. Non-LIBOR floating-rate obligations, including Secured Overnight Financing Rate (“SOFR”)-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels. Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Funds and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include AMERIBOR (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component. It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Funds and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR. Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods. 7. Borrowing: Line of Credit: The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Prior to June 28, 2022, interest was based on the one-month LIBOR plus one percent. Effective with the renewal, June 27, 2022, interest was based on the one-month SOFR plus 1.10 percent. The Funds did not experience a material financial impact transitioning from LIBOR to SOFR. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

Notes to Financial Statements — continued Victory Portfolios December 31, 2022 49 (Unaudited) The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2022, were as follows: Amount Outstanding December 31, 2022 Average Borrowing* Days Borrowing Outstanding Average Interest Rate* Maximum Borrowing During the Period USAA Core Short-Term Bond ETF. . . . . . . . . . . . . .$— $4,300,000 1 3.91% $4,300,000 * Based on the number of days borrowings were outstanding for the period ended December 31, 2022. 8. Federal Income Tax Information: Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund. Declared Paid USAA Core Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly USAA Core Intermediate-Term Bond ETF. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Monthly Monthly The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year. At the tax year ended June 30, 2022, the Funds had no capital loss carryforward for federal income tax purposes.

Victory Portfolios II

Supplemental Information
December 31, 2022

(Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022, through December 31, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/22	Actual Ending Account Value 12/31/22	Hypothetical Ending Account Value 12/31/22	Actual Expenses Paid During Period 7/1/22 - 12/31/22*	Hypothetical Expenses Paid During Period 7/1/22 - 12/31/22*	Annualized Expense Ratio During Period 7/1/22 - 12/31/22
USAA Core Short-Term Bond ETF	$1,000.00	$1,009.70	$1,023.44	$1.77	$1.79	0.35%
USAA Core Intermediate-Term Bond ETF	1,000.00	976.60	1,023.29	1.89	1.94	0.38%

* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

50

Victory Portfolios II 51 (Unaudited) Supplemental Information — continued December 31, 2022 Considerations of the Board in Continuing the Investment Advisory Agreements (the “Agreement”) The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 6, 2022. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 18, 2022 and December 6, 2022. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees. The Board noted that each Fund assumed the performance of its predecessor fund, that the Adviser became the investment adviser to each Fund on February 26, 2019, and that prior to that date each predecessor fund was managed by a different investment adviser. The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors: • The requirements of the Funds for the services provided by the Adviser; • The nature, quality and extent of the services provided and expected to be provided; • The performance of the Funds as compared to comparable funds; • The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable); • Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds; • Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds; • Total expenses of each Fund; • Management’s commitment to operating the Funds at competitive expense levels; • The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds; • The fact that the Funds are actively managed exchange-traded funds (“ETFs”); • Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions; • Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution; • The capabilities and financial condition of the Adviser; • Current economic and industry trends; and • The historical relationship between the Trust and the Adviser. The Board reviewed each Fund’s current management fee in the context of the Adviser’s profitability with respect to each Fund. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fee and total expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable ETFs compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board noted that none of the advisory fee arrangements for the Funds included breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below. The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust. The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund’s respective peer group. The Board also found that each Fund’s net annual expense ratio was reasonable as compared with each Fund’s respective peer group. The Board considered the Adviser’s contractual agreement with each Fund to waive its fees and reimburse expenses for a specified period of time, as described in the Fund’s prospectus.

Supplemental Information — continued Victory Portfolios II December 31, 2022 52 (Unaudited) The Board reviewed each Fund’s performance over the one- and three-year periods against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index is gross returns. The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors. VictoryShares USAA Core Short-Term Bond ETF: Noting that the Fund commenced operations in 2017, the Board compared the Fund’s one- and three-year performance for the periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same period and considered the fact that the Fund underperformed the benchmark index for the one-year period, outperformed the benchmark index for the three-year period, and outperformed the peer group median for both of the periods reviewed. Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. VictoryShares USAA Core Intermediate-Term Bond ETF: Noting that the Fund commenced operations in 2017, the Board compared the Fund’s one- and three-year performance for the periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same period and considered the fact that the Fund underperformed the benchmark index for the one-year period, outperformed the benchmark index for the three-year period, and outperformed the peer group median for both of the periods reviewed. Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. Conclusion: Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others: • The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies, to the extent applicable; • The nature, quality and extent of the investment advisory services provided by the Adviser; • The Adviser’s entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Funds; • The Adviser’s representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience; • The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams; and • The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-mance of the Adviser.

Privacy Policy Protecting the Privacy of Information The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance. We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose. To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.* * You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds P.O. Box 182593 Columbus, Ohio 43218-2593 Visit our website at: vcm.com Call Victory at: 866-376-7890 VS-BOND-ETF-SAR (12/22)

December 31, 2022 Semi Annual Report VictoryShares US Value Momentum ETF (Formerly VictoryShares USAA MSCI USA Value Momentum ETF) VictoryShares US Small Mid Cap Value Momentum ETF (Formerly VictoryShares USAA MSCI USA Small Cap Value Momentum ETF) VictoryShares International Value Momentum ETF (Formerly VictoryShares USAA MSCI International Value Momentum ETF) VictoryShares Emerging Markets Value Momentum ETF (Formerly VictoryShares USAA MSCI Emerging Markets Value Momentum ETF)

vcm.com News, Information And Education 24 Hours A Day, 7 Days A Week The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes: • Detailed performance records • Daily share prices • The latest fund news • Investment resources to help you become a better investor • A section dedicated to investment professionals Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory Portfolios II

TABLE OF CONTENTS

Investment Objectives and Portfolio Holdings 3

Schedules of Portfolio Investments

VictoryShares US Value Momentum ETF 7

VictoryShares US Small Mid Cap Value Momentum ETF 10

VictoryShares International Value Momentum ETF 16

VictoryShares Emerging Markets Value Momentum ETF 25

Financial Statements

Statements of Assets and Liabilities 33

Statements of Operations 35

Statements of Changes in Net Assets 37

Financial Highlights 39

Notes to Financial Statements 43

Supplemental Information 52

Proxy Voting and Portfolio Holdings Information 52

Expense Examples 52

Advisory Contract Approval 53

Privacy Policy (inside back cover)

1

2 Call Victory at: 800-539-FUND (800-539-3863) Visit our website at: vcm.com IRA DISTRIBUTION WITHHOLDING DISCLOSURE We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent. If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution. For more specific information, please consult your tax adviser. The Funds are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds. For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money. The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results. • NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

3 Victory Portfolios II VictoryShares US Value Momentum ETF December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Nasdaq Victory US Value Momentum Index. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Merck & Co., Inc. 1.3% The Hershey Co. 1.2% The Southern Co. 1.2% Kellogg Co. 1.2% Bristol-Myers Squibb Co. 1.2% Amgen, Inc. 1.2% General Mills, Inc. 1.1% DTE Energy Co. 1.1% Leidos Holdings, Inc. 1.1% Chubb Ltd. 1.1% Sector Allocation*: December 31, 2022 (% of Net Assets) Health Care 20.0% Financials 14.3% Industrials 12.6% Energy 4.1% Materials 4.7% Communication Services 5.2% Consumer Staples 6.3% Real Estate 6.4% Utilities 8.1% Consumer Discretionary 8.3% Information Technology 9.5% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

4 Victory Portfolios II VictoryShares US Small Mid Cap Value Momentum ETF December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Nasdaq Victory US Small Mid Cap Value Momentum Index. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Equity Commonwealth 0.7% Premier, Inc., Class A 0.6% Agree Realty Corp. 0.6% Northwest Bancshares, Inc. 0.6% CVB Financial Corp. 0.6% OGE Energy Corp. 0.6% National Retail Properties, Inc. 0.6% Prestige Consumer Healthcare, Inc. 0.6% Prosperity Bancshares, Inc. 0.6% Henry Schein, Inc. 0.5% Sector Allocation*: December 31, 2022 (% of Net Assets) Industrials 20.0% Financials 15.8% Communication Services 2.6% Utilities 4.1% Consumer Staples 4.5% Energy 4.6% Materials 5.1% Real Estate 7.9% Information Technology 9.4% Consumer Discretionary 11.4% Health Care 14.1% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

5 Victory Portfolios II VictoryShares International Value Momentum ETF December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Nasdaq Victory International Value Momentum Index. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Orange SA 1.2% Canadian Utilities Ltd., Class A 1.0% Henkel AG And Co. KGaA, Preference Shares 0.9% George Weston Ltd. 0.9% Capital Power Corp. 0.9% Banque Cantonale Vaudoise, Registered Shares 0.8% KT&G Corp. 0.8% Bouygues SA 0.8% British American Tobacco PLC 0.8% Vivendi SE 0.8% Sector Allocation*: December 31, 2022 (% of Net Assets) Financials 17.4% Industrials 15.3% Consumer Staples 11.3% Energy 3.5% Information Technology 4.9% Utilities 6.0% Materials 7.0% Real Estate 7.4% Communication Services 7.5% Health Care 9.0% Consumer Discretionary 9.5% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF December 31, 2022

(Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Nasdaq Victory Emerging Market Value Momentum Index.

Top 10 Holdings*:
December 31, 2022
(% of Net Assets)

Malayan Banking Bhd	1.7%
Hong Leong Bank Bhd	1.7%
RHB Bank Bhd	1.4%
Bangkok Bank PCL	1.3%
Charoen Pokphand Foods PCL	1.2%
Kasikornbank PCL	1.2%
Public Bank Bhd	1.1%
Bank of China Ltd., Class H	1.1%
PT Indofood Sukses Makmur Tbk	1.1%
Agricultural Bank of China Ltd., Class H	1.1%

Sector Allocation*:
December 31, 2022
(% of Net Assets)


Real Estate
2.1%
Utilities
3.7%
Communication Services
5.0%
Materials
5.8%
Energy
6.2%
Health Care
6.6%
Consumer Discretionary
8.9%
Industrials
9.2%
Financials
28.0%
Information Technology
13.4%
Consumer Staples
10.6%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

6

Victory Portfolios II
VictoryShares US Value Momentum ETF

Schedule of Portfolio Investments
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)		
Communication Services (5.2%):		
Alphabet, Inc., Class A (a)	16,044	$ 1,415,562
AT&T, Inc.	123,368	2,271,205
Fox Corp., Class A	62,269	1,891,109
Liberty Media Corp.-Liberty Formula One, Class C (a)	31,469	1,881,217
Omnicom Group, Inc.	27,119	2,212,097
Paramount Global, Class B (b)	60,440	1,020,227
T-Mobile U.S., Inc. (a)	15,512	2,171,680
		12,863,097
Consumer Discretionary (8.3%):		
AutoZone, Inc. (a)	824	2,032,132
Best Buy Co., Inc.	16,143	1,294,830
D.R. Horton, Inc.	16,707	1,489,262
Dollar General Corp.	7,648	1,883,320
Dollar Tree, Inc. (a)	9,561	1,352,308
Ford Motor Co.	100,224	1,165,605
General Motors Co.	36,201	1,217,802
Genuine Parts Co.	14,760	2,561,008
Lennar Corp., Class A	16,877	1,527,368
LKQ Corp.	39,468	2,107,986
O'Reilly Automotive, Inc. (a)	2,453	2,070,406
Ulta Beauty, Inc. (a)	3,746	1,757,136
		20,459,163
Consumer Staples (6.3%):		
General Mills, Inc.	33,738	2,828,931
Kellogg Co.	40,767	2,904,241
The Hershey Co.	12,769	2,956,918
The Kraft Heinz Co.	62,646	2,550,319
The Kroger Co.	44,562	1,986,574
Tyson Foods, Inc., Class A	37,993	2,365,064
		15,592,047
Energy (4.1%):		
Chevron Corp.	10,490	1,882,850
Coterra Energy, Inc.	49,465	1,215,355
Exxon Mobil Corp.	16,413	1,810,354
Marathon Oil Corp.	38,367	1,038,595
Marathon Petroleum Corp.	14,256	1,659,256
Occidental Petroleum Corp.	17,738	1,117,316
Valero Energy Corp.	10,327	1,310,083
		10,033,809
Financials (14.3%):		
Aflac, Inc.	37,885	2,725,447
American International Group, Inc.	31,664	2,002,431
Arch Capital Group Ltd. (a)	36,668	2,302,017
Berkshire Hathaway, Inc., Class B (a)	8,574	2,648,509
Capital One Financial Corp.	14,409	1,339,461
Chubb Ltd.	12,570	2,772,942
Citigroup, Inc.	37,723	1,706,211
Loews Corp.	46,641	2,720,569
LPL Financial Holdings, Inc.	6,868	1,484,656
M&T Bank Corp.	11,283	1,636,712
MetLife, Inc.	33,399	2,417,086
Principal Financial Group, Inc.	22,927	1,924,034
Prudential Financial, Inc.	20,419	2,030,874
Regions Financial Corp.	84,258	1,816,602
Synchrony Financial	37,676	1,238,033
The Allstate Corp.	15,134	2,052,170
W.R. Berkley Corp.	33,365	2,421,298
		35,239,052
Health Care (20.0%):		
AbbVie, Inc.	16,436	2,656,222
Amgen, Inc.	10,738	2,820,228
Biogen, Inc. (a)	3,740	1,035,681

See notes to financial statements.
7

Victory Portfolios II
VictoryShares US Value Momentum ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Bio-Rad Laboratories, Inc., Class A (a)	3,804	$	1,599,544
Bristol-Myers Squibb Co.	39,281		2,826,268
Cardinal Health, Inc.	29,424		2,261,823
Centene Corp. (a)	21,897		1,795,773
Cigna Corp.	7,499		2,484,719
Elevance Health, Inc.	4,337		2,224,751
Eli Lilly & Co.	6,134		2,244,063
Gilead Sciences, Inc.	27,078		2,324,646
Hologic, Inc. (a)	30,201		2,259,337
Humana, Inc.	4,514		2,312,026
Laboratory Corp. of America Holdings	8,747		2,059,743
McKesson Corp.	6,801		2,551,191
Merck & Co., Inc.	28,857		3,201,684
Moderna, Inc. (a)	5,612		1,008,027
Molina Healthcare, Inc. (a)	6,689		2,208,842
Pfizer, Inc.	50,028		2,563,435
Quest Diagnostics, Inc.	16,972		2,655,100
UnitedHealth Group, Inc.	4,786		2,537,441
Vertex Pharmaceuticals, Inc. (a)	6,117		1,766,467
			49,397,011
Industrials (12.6%):			
Booz Allen Hamilton Holding Corp.	22,565		2,358,494
Carlisle Cos., Inc.	6,759		1,592,758
Cummins, Inc.	9,132		2,212,592
FedEx Corp.	7,676		1,329,483
General Dynamics Corp.	10,454		2,593,742
HEICO Corp.	14,098		2,166,017
L3Harris Technologies, Inc.	9,883		2,057,739
Leidos Holdings, Inc.	26,446		2,781,855
Lockheed Martin Corp.	5,039		2,451,423
Northrop Grumman Corp.	4,011		2,188,442
PACCAR, Inc.	23,544		2,330,150
Quanta Services, Inc.	11,435		1,629,487
Rollins, Inc.	52,754		1,927,631
United Rentals, Inc. (a)	4,404		1,565,270
Westinghouse Air Brake Technologies Corp.	19,939		1,990,112
			31,175,195
Information Technology (9.5%):			
Analog Devices, Inc.	10,366		1,700,335
Aspen Technology, Inc. (a)	6,953		1,428,146
Broadcom, Inc.	3,145		1,758,464
Cadence Design Systems, Inc. (a)	9,433		1,515,317
Gen Digital, Inc.	83,410		1,787,476
Hewlett Packard Enterprise Co.	108,961		1,739,018
HP, Inc.	47,296		1,270,843
Intel Corp.	53,428		1,412,102
International Business Machines Corp.	17,691		2,492,485
Jack Henry & Associates, Inc.	13,936		2,446,604
KLA Corp.	3,441		1,297,360
Micron Technology, Inc.	24,301		1,214,564
ON Semiconductor Corp. (a)	14,188		884,906
Synopsys, Inc. (a)	4,606		1,470,650
Western Digital Corp. (a)	36,620		1,155,361
			23,573,631
Materials (4.7%):			
CF Industries Holdings, Inc.	11,824		1,007,405
Corteva, Inc.	33,000		1,939,740
DuPont de Nemours, Inc.	27,545		1,890,413
LyondellBasell Industries NV, Class A	20,746		1,722,540
Nucor Corp.	9,312		1,227,415
Steel Dynamics, Inc.	13,733		1,341,714
The Mosaic Co.	22,515		987,733
Westlake Corp.	14,640		1,501,186
			11,618,146

See notes to financial statements.
8

Victory Portfolios II
VictoryShares US Value Momentum ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Real Estate (6.4%):		
Gaming and Leisure Properties, Inc.	46,421	$ 2,418,070
Kimco Realty Corp.	87,672	1,856,893
Realty Income Corp.	43,153	2,737,195
Ventas, Inc.	43,253	1,948,548
VICI Properties, Inc.	67,118	2,174,623
Weyerhaeuser Co.	62,042	1,923,302
WP Carey, Inc.	33,517	2,619,353
		15,677,984
Utilities (8.1%):		
Atmos Energy Corp.	21,744	2,436,850
CenterPoint Energy, Inc.	85,548	2,565,585
Consolidated Edison, Inc.	28,891	2,753,601
DTE Energy Co.	24,034	2,824,716
Exelon Corp.	55,560	2,401,859
Sempra Energy	15,562	2,404,952
The AES Corp.	58,916	1,694,424
The Southern Co.	40,720	2,907,815
		19,989,802
Total Common Stocks (Cost $234,051,430)		245,618,937
Collateral for Securities Loaned (0.1%)^		
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (c)	67,500	67,500
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (c)	67,500	67,500
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (c)	67,500	67,500
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (c)	67,500	67,500
Total Collateral for Securities Loaned (Cost $270,000)		270,000
Total Investments (Cost $234,321,430) — 99.6%		245,888,937
Other assets in excess of liabilities — 0.4%		1,039,133
NET ASSETS - 100.00%		$ 246,928,070

^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2022.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	5	3/17/23	$ 984,561	$ 965,250	$ (19,311)
	Total unrealized appreciation				$ –
	Total unrealized depreciation				(19,311)
	Total net unrealized appreciation (depreciation)				$ (19,311)

See notes to financial statements.

9

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

Schedule of Portfolio Investments
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Common Stocks (99.5%)			
Communication Services (2.6%):			
Bumble, Inc., Class A (a)	16,080	$	338,484
DISH Network Corp., Class A (a)	28,759		403,776
Gray Television, Inc.	45,001		503,561
John Wiley & Sons, Inc., Class A	18,961		759,578
Lumen Technologies, Inc.	124,104		647,823
Nexstar Media Group, Inc.	4,573		800,412
Telephone and Data Systems, Inc.	62,565		656,307
World Wrestling Entertainment, Inc., Class A	14,304		980,110
Yelp, Inc. (a)	20,324		555,658
			5,645,709
Consumer Discretionary (11.4%):			
Academy Sports & Outdoors, Inc.	11,011		578,518
Adtalem Global Education, Inc. (a)	21,577		765,984
Asbury Automotive Group, Inc. (a)	3,185		570,911
AutoNation, Inc. (a)	5,576		598,305
Dick's Sporting Goods, Inc.	4,815		579,196
Dillard's, Inc., Class A	1,293		417,898
Funko, Inc., Class A (a)	41,225		449,765
Graham Holdings Co., Class B	1,961		1,184,856
Grand Canyon Education, Inc. (a)	8,457		893,567
Green Brick Partners, Inc. (a)	22,263		539,432
Group 1 Automotive, Inc.	3,432		619,030
H&R Block, Inc.	16,859		615,522
Harley-Davidson, Inc.	13,786		573,498
KB Home	21,087		671,621
Kohl's Corp.	14,357		362,514
Laureate Education, Inc., Class A	74,392		715,651
LCI Industries	6,270		579,662
Levi Strauss & Co., Class A	41,114		638,089
M/I Homes, Inc. (a)	13,787		636,684
Macy's, Inc.	20,776		429,024
Meritage Homes Corp. (a)	7,789		718,146
Mohawk Industries, Inc. (a)	6,558		670,359
Murphy USA, Inc.	3,258		910,741
Oxford Industries, Inc.	6,018		560,757
Patrick Industries, Inc.	11,333		686,780
Penske Automotive Group, Inc.	5,779		664,180
PulteGroup, Inc.	15,742		716,733
Ralph Lauren Corp.	6,172		652,195
Service Corp. International	13,470		931,316
Signet Jewelers Ltd.	7,386		502,248
Strategic Education, Inc.	12,119		949,160
Stride, Inc. (a)	16,370		512,054
Taylor Morrison Home Corp. (a)	20,681		627,668
The Buckle, Inc.	16,107		730,452
Toll Brothers, Inc.	15,059		751,745
Tri Pointe Homes, Inc. (a)	36,220		673,330
Visteon Corp. (a)	4,256		556,812
Winnebago Industries, Inc.	10,125		533,588
			24,767,991
Consumer Staples (4.5%):			
BJ's Wholesale Club Holdings, Inc. (a)	10,398		687,932
Cal-Maine Foods, Inc.	14,698		800,306
e.l.f. Beauty, Inc. (a)	12,155		672,172
Grocery Outlet Holding Corp. (a)	25,111		732,990
Hostess Brands, Inc. (a)	41,471		930,609
Ingles Markets, Inc., Class A	10,424		1,005,499
MGP Ingredients, Inc.	6,678		710,406
Molson Coors Beverage Co., Class B	20,210		1,041,219
Post Holdings, Inc. (a)	12,448		1,123,556
Sprouts Farmers Market, Inc. (a)	18,375		594,799
TreeHouse Foods, Inc. (a)	16,419		810,770

See notes to financial statements.
10

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
United Natural Foods, Inc. (a)	16,969	$ 656,870
		9,767,128
Energy (4.6%):		
Antero Resources Corp. (a)	13,682	424,005
Arch Resources, Inc.	2,961	422,801
California Resources Corp.	14,441	628,328
Comstock Resources, Inc.	23,171	317,674
CONSOL Energy, Inc.	5,796	376,740
CVR Energy, Inc.	13,032	408,423
Delek U.S. Holdings, Inc.	16,474	444,798
DT Midstream, Inc.	16,574	915,879
Helmerich & Payne, Inc.	9,880	489,752
HF Sinclair Corp.	11,866	615,727
International Seaways, Inc.	14,881	550,895
Kosmos Energy Ltd. (a)	67,133	426,966
Matador Resources Co.	8,169	467,593
Murphy Oil Corp.	11,657	501,367
PBF Energy, Inc., Class A	11,697	477,004
PDC Energy, Inc.	7,114	451,597
SM Energy Co.	11,266	392,395
Talos Energy, Inc. (a)	22,313	421,269
Weatherford International PLC (a)	11,651	593,269
World Fuel Services Corp.	21,981	600,741
		9,927,223
Financials (15.8%):		
American Equity Investment Life Holding Co.	16,150	736,763
American Financial Group, Inc.	7,827	1,074,491
Apollo Commercial Real Estate Finance, Inc.	53,157	571,969
Associated Banc-Corp.	42,391	978,808
Assured Guaranty Ltd.	13,047	812,306
BancFirst Corp.	9,502	837,886
Banner Corp.	16,962	1,071,998
Bread Financial Holdings, Inc.	13,597	512,063
Brighthouse Financial, Inc. (a)	12,456	638,619
Cannae Holdings, Inc. (a)	27,761	573,265
CNO Financial Group, Inc.	38,790	886,352
CVB Financial Corp.	50,678	1,304,959
Encore Capital Group, Inc. (a)	17,220	825,527
First Bancorp/Puerto Rico	56,250	715,500
FNB Corp.	81,928	1,069,160
Fulton Financial Corp.	63,380	1,066,686
Genworth Financial, Inc. (a)	177,177	937,266
Hilltop Holdings, Inc.	26,120	783,861
Hope Bancorp, Inc.	83,060	1,063,999
International Bancshares Corp.	22,088	1,010,747
Jackson Financial, Inc., Class A	14,689	511,030
Jefferies Financial Group, Inc.	23,661	811,099
Lincoln National Corp.	13,485	414,259
MGIC Investment Corp.	72,889	947,557
Mr. Cooper Group, Inc. (a)	16,867	676,873
Navient Corp.	42,972	706,889
New York Community Bancorp, Inc.	96,629	831,009
Northwest Bancshares, Inc.	94,049	1,314,805
PennyMac Financial Services, Inc.	11,381	644,848
Prosperity Bancshares, Inc.	16,703	1,213,974
Radian Group, Inc.	55,015	1,049,136
Reinsurance Group of America, Inc.	6,998	994,346
Rithm Capital Corp.	78,854	644,237
SouthState Corp.	11,956	912,960
United Bankshares, Inc.	29,083	1,177,571
Unum Group	19,460	798,444
Voya Financial, Inc.	14,913	917,000
Washington Federal, Inc.	33,054	1,108,962

See notes to financial statements.
11

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
White Mountains Insurance Group Ltd.	848	$ 1,199,352
		34,346,576
Health Care (14.1%):		
Acadia Healthcare Co., Inc. (a)	9,961	819,990
AdaptHealth Corp. (a)	22,529	433,007
Alignment Healthcare, Inc. (a)	36,216	425,900
Amphastar Pharmaceuticals, Inc. (a)	20,497	574,326
Corcept Therapeutics, Inc. (a)	28,672	582,328
Dynavax Technologies Corp. (a)	37,080	394,531
Embecta Corp.	15,589	394,246
Emergent BioSolutions, Inc. (a)	32,812	387,510
Encompass Health Corp.	16,209	969,460
Enovis Corp. (a)	14,904	797,662
Envista Holdings Corp. (a)	27,285	918,686
Evolent Health, Inc., Class A (a)	21,310	598,385
Fulgent Genetics, Inc. (a)	17,046	507,630
Haemonetics Corp. (a)	10,372	815,758
Halozyme Therapeutics, Inc. (a)	14,698	836,316
Harmony Biosciences Holdings, Inc. (a)	9,648	531,605
Henry Schein, Inc. (a)	15,019	1,199,568
iRhythm Technologies, Inc. (a)	4,079	382,080
Ironwood Pharmaceuticals, Inc. (a)	85,435	1,058,540
Jazz Pharmaceuticals PLC (a)	6,614	1,053,676
Karuna Therapeutics, Inc. (a)	1,664	326,976
Lantheus Holdings, Inc. (a)	8,402	428,166
Multiplan Corp. (a)	313,008	359,959
Neurocrine Biosciences, Inc. (a)	7,459	890,903
Option Care Health, Inc. (a)	23,021	692,702
Organon & Co.	38,734	1,081,841
Perrigo Co. PLC	29,249	997,098
Premier, Inc., Class A	38,963	1,362,926
Prestige Consumer Healthcare, Inc. (a)	20,095	1,257,947
Privia Health Group, Inc. (a)	20,369	462,580
Prometheus Biosciences, Inc. (a)	10,854	1,193,940
QuidelOrtho Corp. (a)	7,850	672,509
Sarepta Therapeutics, Inc. (a)	5,916	766,595
Select Medical Holdings Corp.	26,916	668,324
Shockwave Medical, Inc. (a)	1,783	366,603
SIGA Technologies, Inc.	42,664	314,007
Supernus Pharmaceuticals, Inc. (a)	25,812	920,714
Tenet Healthcare Corp. (a)	10,198	497,560
uniQure NV (a)	14,881	337,352
United Therapeutics Corp. (a)	3,348	931,045
Universal Health Services, Inc., Class B	5,522	777,995
Vaxcyte, Inc. (a)	8,501	407,623
Viatris, Inc.	76,883	855,708
Vir Biotechnology, Inc. (a)	15,971	404,226
		30,656,503
Industrials (20.0%):		
AAR Corp. (a)	18,397	826,025
ABM Industries, Inc.	17,805	790,898
Air Lease Corp.	19,653	755,068
Air Transport Services Group, Inc. (a)	30,156	783,453
Allison Transmission Holdings, Inc.	23,166	963,706
ArcBest Corp.	7,203	504,498
Atkore, Inc. (a)	4,730	536,477
Avis Budget Group, Inc. (a)	1,860	304,910
Beacon Roofing Supply, Inc. (a)	15,779	832,973
Boise Cascade Co.	8,331	572,090
Builders FirstSource, Inc. (a)	9,132	592,484
BWX Technologies, Inc.	18,638	1,082,495
CACI International, Inc., Class A (a)	3,853	1,158,173
CBIZ, Inc. (a)	23,698	1,110,251
Chart Industries, Inc. (a)	3,168	365,049

See notes to financial statements.
12

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Comfort Systems USA, Inc.	6,725	$	773,913
CoreCivic, Inc. (a)	47,646		550,788
Curtiss-Wright Corp.	5,969		996,763
Dycom Industries, Inc. (a)	7,072		661,939
EMCOR Group, Inc.	7,301		1,081,351
Encore Wire Corp.	3,998		549,965
FTI Consulting, Inc. (a)	5,082		807,022
GATX Corp.	9,191		977,371
GMS, Inc. (a)	14,612		727,678
GrafTech International Ltd.	93,154		443,413
Griffon Corp.	15,318		548,231
Hertz Global Holdings, Inc. (a)	31,205		480,245
Hub Group, Inc., Class A (a)	9,831		781,466
Hubbell, Inc.	3,880		910,558
Huntington Ingalls Industries, Inc.	4,973		1,147,172
JELD-WEN Holding, Inc. (a)	49,176		474,548
KAR Auction Services, Inc. (a)	50,929		664,623
KBR, Inc.	19,523		1,030,814
Knight-Swift Transportation Holdings, Inc.	15,375		805,804
Matson, Inc.	9,770		610,723
Moog, Inc., Class A	12,061		1,058,473
Mueller Industries, Inc.	12,044		710,596
NV5 Global, Inc. (a)	6,349		840,100
Owens Corning	8,639		736,907
Parsons Corp. (a)	22,045		1,019,581
Primoris Services Corp.	36,968		811,078
Rush Enterprises, Inc., Class A	19,220		1,004,822
Ryder System, Inc.	7,455		623,014
Schneider National, Inc., Class B	37,542		878,483
Science Applications International Corp.	10,447		1,158,886
SkyWest, Inc. (a)	37,830		624,573
Snap-on, Inc.	4,858		1,110,004
SPX Technologies, Inc. (a)	13,669		897,370
Trinity Industries, Inc.	25,994		768,643
Triton International Ltd.	13,247		911,129
UFP Industries, Inc.	9,393		744,395
U-Haul Holding Co.	15,701		945,043
Valmont Industries, Inc.	3,080		1,018,464
Veritiv Corp.	4,598		559,623
Werner Enterprises, Inc.	22,028		886,847
			43,510,968
Information Technology (9.4%):			
Amkor Technology, Inc.	22,271		534,059
Arrow Electronics, Inc. (a)	8,687		908,400
Avnet, Inc.	20,102		835,841
Axcelis Technologies, Inc. (a)	5,788		459,336
Belden, Inc.	10,169		731,151
Box, Inc., Class A (a)	29,625		922,226
Cirrus Logic, Inc. (a)	10,885		810,715
Clearfield, Inc. (a)	3,259		306,802
Cohu, Inc. (a)	16,136		517,159
CSG Systems International, Inc.	16,543		946,260
Dell Technologies, Inc., Class C	15,644		629,202
Diodes, Inc. (a)	6,969		530,620
DXC Technology Co. (a)	20,246		536,519
ExlService Holdings, Inc. (a)	4,305		729,396
Impinj, Inc. (a)	3,377		368,701
Jabil, Inc.	11,555		788,051
NCR Corp. (a)	20,705		484,704
NetScout Systems, Inc. (a)	27,937		908,232
Onto Innovation, Inc. (a)	6,856		466,825
Photronics, Inc. (a)	25,995		437,496
Plexus Corp. (a)	9,658		994,098
Progress Software Corp.	18,970		957,036

See notes to financial statements.
13

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Pure Storage, Inc., Class A (a)	23,890	$	639,296
Rackspace Technology, Inc. (a)(b)	80,271		236,799
Rambus, Inc. (a)	19,855		711,206
Sanmina Corp. (a)	12,867		737,150
Super Micro Computer, Inc. (a)	4,828		396,379
TD SYNNEX Corp.	8,972		849,738
TTM Technologies, Inc. (a)	37,656		567,852
Vishay Intertechnology, Inc.	39,821		858,939
Xerox Holdings Corp.	38,192		557,603
			20,357,791
Materials (5.1%):			
Alpha Metallurgical Resources, Inc.	2,497		365,536
Cabot Corp.	10,078		673,614
Commercial Metals Co.	15,345		741,164
Graphic Packaging Holding Co.	44,164		982,649
Greif, Inc., Class A	13,138		881,034
Louisiana-Pacific Corp.	10,007		592,414
LSB Industries, Inc. (a)	26,179		348,181
O-I Glass, Inc. (a)	38,266		634,068
Reliance Steel & Aluminum Co.	4,230		856,321
Silgan Holdings, Inc.	22,497		1,166,244
Sonoco Products Co.	17,443		1,058,965
Sylvamo Corp.	11,460		556,841
Trinseo PLC	20,071		455,812
United States Steel Corp.	21,151		529,833
Warrior Met Coal, Inc.	16,594		574,816
Westrock Co.	21,974		772,606
			11,190,098
Real Estate (7.9%):			
Agree Realty Corp.	19,163		1,359,232
Anywhere Real Estate, Inc. (a)	67,787		433,159
Apartment Investment and Management Co.	100,645		716,592
Apple Hospitality REIT, Inc.	54,825		865,138
Corporate Office Properties Trust	41,107		1,066,316
EPR Properties	22,397		844,815
Equity Commonwealth	65,485		1,635,160
Four Corners Property Trust, Inc.	45,641		1,183,471
Global Net Lease, Inc.	71,392		897,397
Inventrust Properties Corp.	31,330		741,581
LTC Properties, Inc.	32,402		1,151,243
National Health Investors, Inc.	19,527		1,019,700
National Retail Properties, Inc.	27,751		1,269,886
Omega Healthcare Investors, Inc.	29,286		818,544
Paramount Group, Inc.	132,711		788,303
Phillips Edison & Co., Inc.	31,720		1,009,965
Sabra Health Care REIT, Inc.	61,856		768,870
SL Green Realty Corp.	19,033		641,793
			17,211,165
Utilities (4.1%):			
Clearway Energy, Inc., Class C	26,318		838,755
National Fuel Gas Co.	17,318		1,096,229
New Jersey Resources Corp.	23,261		1,154,211
Northwest Natural Holding Co.	23,615		1,123,838
NRG Energy, Inc.	21,244		675,984
OGE Energy Corp.	32,161		1,271,968
Otter Tail Corp.	15,409		904,662
Spire, Inc.	16,772		1,154,920
Vistra Corp.	34,816		807,731
			9,028,298
Total Common Stocks (Cost $210,350,588)			216,409,450

See notes to financial statements.
14

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Rights (0.0%)(c)			
Health Care (0.0%):(c)			
Achillion Pharmaceuticals, CVR (a)(d)(e)	17,954	$	4,129
Zogenix, Inc., CVR (a)(d)(e)	9,491		6,454
			10,583
Total Rights (Cost $–)			10,583
Collateral for Securities Loaned (0.0%)^(c)			
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (f)	14,553		14,553
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (f)	14,553		14,553
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (f)	14,553		14,553
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (f)	14,553		14,553
Total Collateral for Securities Loaned (Cost $58,212)			58,212
Total Investments (Cost $210,408,800) — 99.5%			216,478,245
Other assets in excess of liabilities — 0.5%			1,037,497
NET ASSETS - 100.00%		$	217,515,742

^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2022, illiquid securities were less than 0.05% of net assets.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) Rate disclosed is the daily yield on December 31, 2022.

CVR—Contingent Value Right
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date		Notional Amount		Value		Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	10	3/17/23	$	900,977	$	885,450	$	(15,527)

Total unrealized appreciation	$	–
Total unrealized depreciation		(15,527)
Total net unrealized appreciation (depreciation)	$	(15,527)

See notes to financial statements.
15

Victory Portfolios II
VictoryShares International Value Momentum ETF

Schedule of Portfolio Investments
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)		
Australia (3.4%):		
Energy (0.4%):		
Worley, Ltd.	107,828	$ 1,100,975
Financials (0.5%):		
National Australia Bank Ltd.	71,419	1,461,360
Industrials (0.6%):		
Aurizon Holdings Ltd.	621,738	1,578,595
Information Technology (0.4%):		
Computershare Ltd.	66,128	1,179,346
Materials (1.1%):		
Incitec Pivot, Ltd.	383,231	980,851
Rio Tinto Ltd.	14,060	1,114,116
South32 Ltd.	287,509	782,827
		2,877,794
Real Estate (0.4%):		
Vicinity Centres	832,162	1,132,902
		9,330,972
Austria (0.4%):		
Energy (0.4%):		
OMV AG	21,442	1,103,862
Belgium (1.2%):		
Financials (0.6%):		
Ageas SA	37,141	1,646,524
Utilities (0.6%):		
Elia Group SA	12,008	1,706,762
		3,353,286
Canada (7.9%):		
Consumer Discretionary (0.7%):		
Dollarama, Inc.	31,776	1,858,725
Consumer Staples (2.4%):		
Empire Co. Ltd., Class A	78,252	2,061,210
George Weston Ltd.	18,930	2,348,981
Loblaw Cos. Ltd.	24,469	2,163,857
		6,574,048
Energy (0.6%):		
Crescent Point Energy Corp.	105,581	753,370
Tourmaline Oil Corp.	19,064	962,072
		1,715,442
Financials (1.2%):		
Element Fleet Management Corp.	117,204	1,597,292
Fairfax Financial Holdings Ltd.	3,030	1,795,148
		3,392,440
Materials (1.1%):		
Nutrien Ltd.	13,315	972,217
Teck Resources Ltd., Class B	25,013	945,424
West Fraser Timber Co. Ltd.	14,411	1,040,747
		2,958,388
Utilities (1.9%):		
Canadian Utilities Ltd., Class A	102,740	2,781,371

See notes to financial statements.
16

Victory Portfolios II
VictoryShares International Value Momentum ETF
Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Capital Power Corp.	68,607	$ 2,347,882
		5,129,253
		21,628,296
Denmark (1.6%):		
Health Care (1.2%):		
H Lundbeck A S (a)	343,563	1,288,559
Novo Nordisk A/S, Class B	13,225	1,786,030
		3,074,589
Industrials (0.4%):		
AP Moller - Maersk A/S, Class B	502	1,128,951
		4,203,540
Finland (0.7%):		
Health Care (0.7%):		
Orion Oyj, Class B	32,708	1,793,773
France (9.5%):		
Communication Services (2.8%):		
Bollore SE	383,088	2,140,294
Orange SA	337,323	3,350,773
Vivendi SE	233,038	2,223,329
		7,714,396
Consumer Discretionary (0.4%):		
Renault SA (a)	28,293	947,067
Consumer Staples (0.7%):		
Carrefour SA	115,999	1,941,759
Energy (0.5%):		
Gaztransport Et Technigaz SA	12,634	1,349,509
Health Care (1.3%):		
Ipsen SA	12,059	1,297,125
Sanofi	22,196	2,134,267
		3,431,392
Industrials (2.2%):		
Bouygues SA	75,183	2,256,327
Eiffage SA	21,036	2,069,558
Thales SA	13,412	1,712,530
		6,038,415
Real Estate (1.0%):		
Covivio	24,113	1,431,058
Klepierre SA	54,498	1,255,824
		2,686,882
Utilities (0.6%):		
Engie SA	121,522	1,741,306
		25,850,726
Germany (6.6%):		
Consumer Discretionary (2.0%):		
Bayerische Motoren Werke AG	17,761	1,585,016
Mercedes-Benz Group AG	19,814	1,302,102
Porsche Automobil Holding SE, Preference Shares	20,677	1,133,968
Volkswagen AG, Preference Shares	11,532	1,436,933
		5,458,019
Consumer Staples (0.9%):		
Henkel AG And Co. KGaA, Preference Shares	34,406	2,394,338

See notes to financial statements.
17

Victory Portfolios II
VictoryShares International Value Momentum ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Financials (0.4%):		
Commerzbank AG (a)	123,496	$ 1,167,920
Health Care (1.8%):		
Fresenius Medical Care AG & Co. KGaA	45,264	1,480,992
Fresenius SE & Co. KGaA	58,651	1,647,817
Merck KGaA	9,041	1,750,489
		4,879,298
Industrials (0.3%):		
Rheinmetall AG	4,769	949,645
Materials (0.6%):		
HeidelbergCement AG	27,400	1,562,497
Utilities (0.6%):		
RWE AG	35,940	1,599,821
		18,011,538
Greece (0.8%):		
Consumer Discretionary (0.8%):		
OPAP SA	146,975	2,081,170
Hong Kong (3.6%):		
Consumer Staples (0.4%):		
WH Group Ltd. (b)	1,699,297	988,445
Industrials (0.5%):		
CK Hutchison Holdings Ltd.	238,146	1,429,486
Real Estate (2.7%):		
CK Asset Holdings Ltd.	215,916	1,329,246
Hongkong Land Holdings Ltd.	279,300	1,284,780
Sino Land Co. Ltd.	954,402	1,193,461
Sun Hung Kai Properties Ltd.	126,927	1,736,810
Swire Pacific Ltd., Class A	137,263	1,208,196
The Wharf Holdings Ltd.	257,346	756,706
		7,509,199
		9,927,130
Ireland (0.5%):		
Financials (0.5%):		
AIB Group PLC	368,346	1,425,571
Israel (1.2%):		
Communication Services (0.7%):		
Bezeq The Israeli Telecommunication Corp. Ltd.	1,131,479	1,955,050
Industrials (0.5%):		
Elbit Systems Ltd.	8,383	1,367,035
		3,322,085
Italy (1.0%):		
Financials (0.5%):		
UniCredit SpA	86,832	1,233,447
Industrials (0.5%):		
Leonardo SpA	173,159	1,493,773
		2,727,220
Japan (26.0%):		
Communication Services (1.5%):		
Capcom Co. Ltd.	16,900	542,212
Dentsu Group, Inc.	17,800	562,269

See notes to financial statements.
18

Victory Portfolios II
VictoryShares International Value Momentum ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
KDDI Corp.	29,600	$ 898,241
Nexon Co. Ltd.	23,900	539,489
Nippon Telegraph & Telephone Corp.	32,700	937,490
Toho Co. Ltd.	17,600	681,360
		4,161,061
Consumer Discretionary (2.9%):		
Aisin Corp.	24,400	656,394
Bandai Namco Holdings, Inc.	10,000	633,592
Bridgestone Corp.	20,400	729,282
Honda Motor Co. Ltd.	27,400	633,111
Iida Group Holdings Co. Ltd.	45,200	689,264
Isuzu Motors Ltd.	49,200	580,037
Mazda Motor Corp.	62,600	479,447
Mitsubishi Motors Corp. (a)	75,600	293,827
Sekisui House Ltd.	47,800	850,033
Subaru Corp.	29,800	460,444
Sumitomo Electric Industries Ltd.	61,400	703,980
Suzuki Motor Corp.	16,700	543,558
USS Co. Ltd.	39,000	622,657
		7,875,626
Consumer Staples (2.1%):		
Japan Tobacco, Inc. (c)	44,000	892,272
Kirin Holdings Co. Ltd.	58,100	890,406
MEIJI Holdings Co. Ltd.	20,227	1,038,942
Nissin Foods Holdings Co. Ltd.	11,239	892,474
Suntory Beverage & Food Ltd.	19,500	668,724
Toyo Suisan Kaisha Ltd.	14,800	575,217
Yakult Honsha Co. Ltd.	11,582	755,540
		5,713,575
Energy (0.6%):		
ENEOS Holdings, Inc.	209,900	716,622
Idemitsu Kosan Co. Ltd.	23,100	540,444
Inpex Corp.	36,500	388,310
		1,645,376
Financials (4.9%):		
Dai-ichi Life Holdings, Inc.	31,800	725,569
Japan Post Holdings Co. Ltd.	127,100	1,074,664
Japan Post Insurance Co. Ltd.	43,600	771,191
Mitsubishi HC Capital, Inc.	207,900	1,028,251
Mitsubishi UFJ Financial Group, Inc.	137,100	928,836
Mizuho Financial Group, Inc.	79,600	1,125,877
MS&AD Insurance Group Holdings, Inc.	23,700	762,908
Nomura Holdings, Inc.	250,800	933,858
ORIX Corp.	39,700	640,942
Resona Holdings, Inc.	137,700	758,914
SBI Holdings, Inc.	37,400	717,389
Sompo Holdings, Inc.	14,700	656,470
Sumitomo Mitsui Financial Group, Inc.	26,400	1,065,496
Sumitomo Mitsui Trust Holdings, Inc.	23,800	832,148
The Chiba Bank Ltd.	108,100	792,503
Tokio Marine Holdings, Inc.	30,800	663,672
		13,478,688
Health Care (1.5%):		
Astellas Pharma, Inc.	43,600	666,693
Daiichi Sankyo Co. Ltd.	13,400	434,004
Ono Pharmaceutical Co. Ltd.	27,600	648,459
Otsuka Holdings Co. Ltd.	23,400	767,695
Shionogi & Co. Ltd.	10,600	532,019

See notes to financial statements.
19

Victory Portfolios II
VictoryShares International Value Momentum ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Unaudited)

Security Description	Shares	Value
Takeda Pharmaceutical Co. Ltd.	32,600	$ 1,021,328
		4,070,198
Industrials (5.5%):		
AGC, Inc. (c)	21,300	713,409
Dai Nippon Printing Co. Ltd.	34,400	694,711
Hankyu Hanshin Holdings, Inc.	28,000	836,458
ITOCHU Corp.	21,100	666,671
Kajima Corp.	71,200	833,434
Kawasaki Kisen Kaisha Ltd.	16,400	348,322
Kintetsu Group Holdings Co. Ltd.	20,600	683,684
Komatsu Ltd.	25,900	567,660
Marubeni Corp.	48,900	564,575
Mitsubishi Corp.	17,200	561,405
Mitsubishi Heavy Industries Ltd.	12,400	494,601
Mitsui & Co. Ltd.	18,800	552,023
Mitsui Osk Lines Ltd.	16,500	413,695
NGK Insulators Ltd.	57,000	728,898
NIPPON EXPRESS HOLDINGS, Inc.	10,300	591,846
Nippon Yusen KK	17,000	402,911
Obayashi Corp.	113,800	865,511
Shimizu Corp.	140,900	755,934
Sumitomo Corp.	37,900	634,266
Taisei Corp.	23,300	754,649
Tobu Railway Co. Ltd.	36,100	847,340
TOPPAN, Inc.	45,500	677,541
Toshiba Corp.	21,200	743,664
		14,933,208
Information Technology (3.3%):		
Brother Industries Ltd.	42,200	645,446
Canon, Inc.	35,500	772,521
Fujitsu Ltd.	4,100	550,385
Hirose Electric Co. Ltd.	4,900	619,875
Itochu Techno-Solutions Corp.	27,100	634,027
Kyocera Corp.	15,500	773,937
NEC Corp.	18,800	664,060
Ricoh Co. Ltd.	72,500	556,375
Rohm Co. Ltd.	6,600	479,332
SCSK Corp.	44,800	683,164
Seiko Epson Corp.	39,100	573,896
TDK Corp.	12,500	412,952
TIS, Inc.	20,100	533,059
Trend Micro, Inc. Japan	11,200	524,067
Yokogawa Electric Corp.	30,300	486,065
		8,909,161
Materials (1.0%):		
JFE Holdings, Inc.	54,500	637,951
Nippon Steel Corp.	37,200	649,767
Sumitomo Chemical Co. Ltd.	187,700	678,020
Toray Industries, Inc.	139,132	781,014
		2,746,752
Real Estate (1.5%):		
Daito Trust Construction Co. Ltd.	6,500	670,706
Daiwa House Industry Co. Ltd.	36,100	836,061
Hulic Co. Ltd.	99,500	788,599
Mitsubishi Estate Co. Ltd.	53,600	698,900
Mitsui Fudosan Co. Ltd.	35,700	657,574
Sumitomo Realty & Development Co. Ltd.	23,200	551,800
		4,203,640
Utilities (1.2%):		
Chubu Electric Power Co., Inc.	77,800	807,526

See notes to financial statements.
20

Victory Portfolios II
VictoryShares International Value Momentum ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Osaka Gas Co. Ltd.	43,400	$	704,481
The Kansai Electric Power Co., Inc.	82,800		807,051
Tokyo Electric Power Co. Holdings, Inc. (a)	88,100		319,582
Tokyo Gas Co. Ltd.	32,100		632,362
			3,271,002
			71,008,287
Korea, Republic Of (9.1%):			
Communication Services (1.0%):			
KT Corp.	54,102		1,446,257
SK Telecom Co. Ltd.	37,542		1,407,380
			2,853,637
Consumer Discretionary (1.2%):			
Hyundai Mobis Co. Ltd.	6,704		1,063,075
Hyundai Motor Co.	9,732		1,162,237
Kia Corp.	22,976		1,077,568
			3,302,880
Consumer Staples (1.3%):			
CJ CheilJedang Corp.	4,047		1,217,877
KT&G Corp.	31,453		2,276,138
			3,494,015
Financials (2.6%):			
Hana Financial Group, Inc.	31,584		1,050,385
Industrial Bank of Korea	199,054		1,545,959
KB Financial Group, Inc.	27,124		1,040,425
Samsung Life Insurance Co. Ltd.	24,397		1,369,968
Shinhan Financial Group Co. Ltd.	43,952		1,223,593
Woori Financial Group, Inc.	105,532		964,010
			7,194,340
Industrials (1.2%):			
Hyundai Glovis Co. Ltd.	7,656		990,000
LG Corp.	19,213		1,186,757
SK, Inc.	6,676		997,915
			3,174,672
Information Technology (0.9%):			
LG Innotek Co. Ltd.	3,169		632,848
SK Hynix, Inc.	14,931		885,657
SK Square Co. Ltd. (a)	33,325		884,256
			2,402,761
Materials (0.9%):			
Hanwha Solutions Corp. (a)	15,698		533,861
Lotte Chemical Corp.	6,279		886,430
POSCO Holdings, Inc.	4,445		972,036
			2,392,327
			24,814,632
Luxembourg (0.4%):			
Materials (0.4%):			
ArcelorMittal SA	44,064		1,158,996
Netherlands (2.3%):			
Financials (1.9%):			
Aegon NV	289,068		1,465,883
ASR Nederland NV	43,183		2,049,797
NN Group NV	42,863		1,750,634
			5,266,314

See notes to financial statements.
21

Victory Portfolios II
VictoryShares International Value Momentum ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Materials (0.4%):		
OCI NV	26,859	$ 960,728
		6,227,042
Norway (1.0%):		
Energy (0.5%):		
Equinor ASA	34,558	1,242,514
Industrials (0.5%):		
Kongsberg Gruppen ASA	31,246	1,327,171
		2,569,685
Singapore (2.9%):		
Consumer Discretionary (0.6%):		
Genting Singapore Ltd.	2,479,600	1,768,365
Industrials (1.1%):		
Jardine Cycle & Carriage Ltd.	52,700	1,125,547
Keppel Corp. Ltd.	327,400	1,775,016
		2,900,563
Real Estate (1.2%):		
City Developments Ltd.	240,400	1,477,479
UOL Group Ltd.	366,100	1,837,198
		3,314,677
		7,983,605
Spain (3.7%):		
Communication Services (0.8%):		
Telefonica SA	568,556	2,059,853
Financials (0.5%):		
CaixaBank SA (c)	340,429	1,337,931
Health Care (0.4%):		
Grifols SA (a)	96,895	1,116,918
Industrials (0.8%):		
ACS Actividades de Construccion y Servicios SA	74,353	2,130,351
Real Estate (0.6%):		
Merlin Properties Socimi SA	171,616	1,611,793
Utilities (0.6%):		
Acciona SA	9,262	1,704,061
		9,960,907
Sweden (3.4%):		
Consumer Staples (0.6%):		
Axfood AB	61,768	1,693,288
Financials (1.3%):		
Industrivarden AB, Class C	67,712	1,642,628
Investor AB, Class B	99,990	1,807,837
		3,450,465
Health Care (0.6%):		
Swedish Orphan Biovitrum AB (a)	79,245	1,638,986
Industrials (0.5%):		
Saab AB, Class B	35,691	1,405,519
Materials (0.4%):		
SSAB AB, Class B	214,354	1,113,997
		9,302,255

See notes to financial statements.
22

Victory Portfolios II
VictoryShares International Value Momentum ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Switzerland (1.3%):		
Financials (0.8%):		
Banque Cantonale Vaudoise, Registered Shares	23,799	$ 2,284,900
Materials (0.5%):		
Glencore PLC	183,535	1,225,430
		3,510,330
United Kingdom (10.3%):		
Communication Services (0.7%):		
Vodafone Group PLC	1,882,951	1,917,226
Consumer Discretionary (0.9%):		
Frasers Group PLC (a)	96,155	825,175
Pearson PLC	147,941	1,679,433
		2,504,608
Consumer Staples (2.9%):		
British American Tobacco PLC	56,462	2,239,467
Haleon PLC (a)	451,364	1,785,892
Imperial Brands PLC	88,165	2,206,949
J Sainsbury PLC	611,186	1,608,229
		7,840,537
Energy (0.5%):		
Shell PLC	53,957	1,516,958
Financials (1.7%):		
HSBC Holdings PLC	272,505	1,698,586
NatWest Group PLC	478,888	1,535,053
Standard Chartered PLC	185,129	1,392,708
		4,626,347
Health Care (1.5%):		
AstraZeneca PLC	16,086	2,181,120
GSK PLC	114,524	1,989,988
		4,171,108
Industrials (0.7%):		
BAE Systems PLC	190,800	1,974,095
Information Technology (0.3%):		
Wise PLC, Class A (a)	111,521	758,624
Materials (0.6%):		
Rio Tinto PLC	22,134	1,551,151
Utilities (0.5%):		
Centrica PLC	1,087,087	1,268,229
		28,128,883
Total Common Stocks (Cost $257,079,288)		269,423,791
Rights (0.0%)(d)		
Korea, Republic Of (0.0%):(d)		
Materials (0.0%):(d)		
Lotte Chemical Corp. , Expires 1/23/23 (a)(e)	1,470	41,273
Total Rights (Cost $–)		41,273
Collateral for Securities Loaned (0.7%)^		
United States (0.7%):		
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (f)	458,813	458,813
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (f)	458,813	458,813
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (f)	458,813	458,813

See notes to financial statements.
23

Victory Portfolios II
VictoryShares International Value Momentum ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares		Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (f)	458,813	$	458,813
Total Collateral for Securities Loaned (Cost $1,835,252)			1,835,252
Total Investments (Cost $258,914,540) — 99.5%			271,300,316
Other assets in excess of liabilities — 0.5%			1,424,068
NET ASSETS - 100.00%		$	272,724,384

^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2022, the fair value of these securities was $988,445 and amounted to 0.4% of net assets.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2022. (See Note 2)
(f) Rate disclosed is the daily yield on December 31, 2022.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	14	3/17/23	$ 1,378,877	$ 1,364,580	$ (14,297)

Total unrealized appreciation	$ –
Total unrealized depreciation	(14,297)
Total net unrealized appreciation (depreciation)	$ (14,297)

See notes to financial statements.
24

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

Schedule of Portfolio Investments
December 31, 2022

(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)		
Brazil (6.2%):		
Consumer Staples (1.4%):		
JBS SA	251,900	$ 1,049,265
M Dias Branco SA	102,400	694,990
Sao Martinho SA	149,300	750,007
		2,494,262
Energy (0.4%):		
Petroleo Brasileiro SA, Preference Shares	140,500	652,040
Financials (1.4%):		
Banco do Brasil SA	154,700	1,017,717
BB Seguridade Participacoes SA	228,900	1,461,626
		2,479,343
Health Care (0.7%):		
Hypera SA	132,400	1,133,596
Information Technology (0.5%):		
Cielo SA	857,600	851,232
Materials (0.8%):		
Braskem SA, Preference Shares	131,200	590,490
Gerdau SA, Preference Shares	143,400	797,783
		1,388,273
Utilities (1.0%):		
Cia Energetica de Minas Gerais, Preference Shares	454,600	959,283
Cia Paranaense de Energia, Preference Shares	572,700	858,095
		1,817,378
		10,816,124
Chile (2.1%):		
Consumer Staples (0.8%):		
Cencosud SA	854,351	1,405,779
Industrials (0.4%):		
Cia Sud Americana de Vapores SA	9,036,359	714,126
Materials (0.9%):		
Empresas CMPC SA	574,132	958,851
Sociedad Quimica y Minera de Chile SA, Class B	7,257	587,202
		1,546,053
		3,665,958
China (23.1%):		
Communication Services (0.6%):		
China Tower Corp. Ltd., Class H (a)	10,317,929	1,110,450
Consumer Discretionary (2.1%):		
Dongfeng Motor Group Co. Ltd., Class H	1,658,367	951,888
Great Wall Motor Co. Ltd., Class H	322,968	420,417
Guangzhou Automobile Group Co. Ltd., Class H	1,141,072	768,999
Haichang Ocean Park Holdings, Ltd. (a)(b)	1,381,642	283,232
Koolearn Technology Holding Ltd. (a)(b)	82,900	557,623
Yadea Group Holdings Ltd. (a)	365,713	611,943
		3,594,102
Consumer Staples (0.4%):		
Tsingtao Brewery Co. Ltd., Class H	78,000	770,506
Energy (3.0%):		
China Coal Energy Co. Ltd., Class H	702,168	571,271
China Petroleum & Chemical Corp., Class H	2,756,999	1,331,696
China Shenhua Energy Co. Ltd., Class H	283,627	819,448

See notes to financial statements.
25

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Inner Mongolia Yitai Coal Co. Ltd., Class B	592,400	$ 782,560
PetroChina Co. Ltd., Class H	2,625,785	1,201,032
Yankuang Energy Group Co. Ltd., Class H	175,528	535,242
		5,241,249
Financials (11.0%):		
Agricultural Bank of China Ltd., Class H	5,374,938	1,845,591
Bank of China Ltd., Class H	5,310,254	1,932,238
Bank of Communications Co. Ltd., Class H	2,495,129	1,435,379
China CITIC Bank Corp. Ltd., Class H	3,458,780	1,533,296
China Life Insurance Co. Ltd., Class H	674,435	1,157,903
China Minsheng Banking Corp. Ltd., Class H	3,792,150	1,311,826
CITIC Securities Co. Ltd., Class H	467,491	945,164
GF Securities Co. Ltd., Class H	565,735	813,267
Haitong Securities Co. Ltd., Class H	1,774,987	1,091,600
Huatai Securities Co. Ltd., Class H (a)	918,903	1,051,352
Industrial & Commercial Bank of China Ltd., Class H	3,158,293	1,626,693
New China Life Insurance Co. Ltd., Class H	381,378	933,289
PICC Property & Casualty Co. Ltd., Class H	1,115,062	1,058,630
Postal Savings Bank of China Co. Ltd., Class H (a)	1,650,061	1,025,342
The People's Insurance Co. Group of China Ltd., Class H	4,555,145	1,511,573
		19,273,143
Health Care (1.8%):		
China Resources Pharmaceutical Group Ltd. (a)	966,254	782,412
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	160,266	513,344
Sinopharm Group Co. Ltd., Class H	515,546	1,310,497
WuXi AppTec Co Ltd., Class H (a)	50,803	536,670
		3,142,923
Industrials (1.3%):		
China Railway Group Ltd., Class H	1,693,575	893,982
COSCO SHIPPING Holdings Co. Ltd., Class H	602,746	614,716
Weichai Power Co. Ltd.	576,728	774,389
		2,283,087
Materials (2.0%):		
Anhui Conch Cement Co. Ltd., Class H	221,256	773,900
China Hongqiao Group Ltd.	749,995	708,195
China National Building Material Co. Ltd., Class H	753,966	619,208
CMOC Group Ltd., Class H	1,425,180	657,354
Zijin Mining Group Co. Ltd., Class H	526,776	714,067
		3,472,724
Real Estate (0.5%):		
China Vanke Co. Ltd., Class H	275,100	556,897
Seazen Group Ltd. (b)	973,163	360,338
		917,235
Utilities (0.4%):		
Huaneng Power International, Inc., Class H (b)	1,401,018	662,365
		40,467,784
Cyprus (0.0%):(c)		
Financials (0.0%):(c)		
TCS Group Holding PLC, GDR (b)(d)(e)	15,868	7,442
Greece (0.0%):(c)		
Consumer Discretionary (0.0%):(c)		
FF Group (b)(d)(e)	14,913	3,831

See notes to financial statements.
26

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Hong Kong (2.2%):		
Industrials (0.3%):		
Orient Overseas International Ltd.	27,904	$ 504,095
Information Technology (0.5%):		
Lenovo Group Ltd.	1,095,813	899,957
Real Estate (0.8%):		
China Overseas Land & Investment Ltd., Class H	254,038	670,491
Yuexiu Property Co. Ltd.	573,861	694,809
		1,365,300
Utilities (0.6%):		
Beijing Enterprises Holdings Ltd.	344,727	1,104,187
		3,873,539
Hungary (0.7%):		
Health Care (0.7%):		
Richter Gedeon Nyrt	53,253	1,187,704
India (7.0%):		
Consumer Discretionary (2.6%):		
Indian Hotels Co. Ltd.	270,331	1,041,293
Mahindra & Mahindra Ltd.	77,805	1,174,905
Page Industries Ltd.	2,185	1,131,438
TVS Motor Co. Ltd.	93,116	1,221,736
		4,569,372
Consumer Staples (1.0%):		
ITC Ltd.	410,485	1,645,165
Health Care (0.8%):		
Sun Pharmaceutical Industries Ltd.	120,041	1,453,116
Industrials (1.9%):		
Adani Enterprises Ltd.	20,697	965,322
Bharat Electronics Ltd.	904,907	1,092,780
Cummins India Ltd.	76,114	1,270,085
		3,328,187
Information Technology (0.4%):		
Tata Elxsi Ltd.	9,530	724,142
Utilities (0.3%):		
Adani Power Ltd. (b)	155,654	563,628
		12,283,610
Indonesia (8.3%):		
Communication Services (0.8%):		
PT Telkom Indonesia Persero Tbk	5,940,691	1,431,262
Consumer Discretionary (0.7%):		
PT Astra International Tbk	3,127,081	1,145,156
Consumer Staples (1.1%):		
PT Indofood Sukses Makmur Tbk	4,446,785	1,921,274
Energy (2.0%):		
PT Adaro Energy Indonesia Tbk	3,342,845	826,852
PT Bukit Asam Tbk	3,850,600	912,863
PT Indo Tambangraya Megah Tbk	307,800	771,725
United Tractors Tbk PT	534,968	896,196
		3,407,636

See notes to financial statements.
27

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Unaudited)

Security Description	Shares	Value
Financials (1.3%):		
PT Bank Mandiri Persero Tbk	1,796,002	$ 1,145,218
PT Bank Negara Indonesia Persero Tbk	1,993,580	1,181,547
		2,326,765
Health Care (0.7%):		
PT Kalbe Farma Tbk	9,339,137	1,254,018
Materials (1.2%):		
PT Berkah Beton Sadaya Tbk	11,127,195	529,015
PT Bumi Resources Minerals Tbk (b)	46,389,258	473,877
PT Indah Kiat Pulp & Paper Corp. Tbk	1,838,304	1,030,466
		2,033,358
Utilities (0.5%):		
PT Perusahaan Gas Negara Tbk	8,015,016	906,292
		14,425,761
Malaysia (7.7%):		
Consumer Discretionary (0.8%):		
Genting Bhd	1,408,400	1,434,007
Consumer Staples (0.6%):		
Sime Darby Plantation Bhd	1,051,700	1,111,456
Financials (5.9%):		
Hong Leong Bank Bhd	618,700	2,891,016
Malayan Banking Bhd	1,499,700	2,965,316
Public Bank Bhd	2,014,200	1,977,578
RHB Bank Bhd	1,883,700	2,478,778
		10,312,688
Health Care (0.4%):		
Hartalega Holdings Bhd	1,546,400	597,473
		13,455,624
Mexico (3.3%):		
Consumer Staples (2.2%):		
Arca Continental SAB de CV	168,755	1,370,683
Coca-Cola Femsa SAB de CV	220,212	1,490,227
Grupo Bimbo SAB de CV, Class A	227,250	960,693
		3,821,603
Financials (1.1%):		
Banco del Bajio SA (a)	334,030	1,055,305
Grupo Financiero Inbursa SAB de CV (b)	507,605	855,644
		1,910,949
		5,732,552
Philippines (0.4%):		
Communication Services (0.4%):		
PLDT, Inc.	32,760	774,734
Poland (0.9%):		
Materials (0.4%):		
KGHM Polska Miedz SA	25,835	749,145
Utilities (0.5%):		
PGE Polska Grupa Energetyczna SA (b)	502,017	790,621
		1,539,766
Russian Federation (0.0%):(c)		
Consumer Staples (0.0%):(c)		
Magnit PJSC, GDR (b)(d)(e)(f)(g)	32,414	74

See notes to financial statements.
28

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Unaudited)

Security Description	Shares	Value
Energy (0.0%):(c)		
Gazprom PJSC (b)(d)(e)(f)(g)	324,752	$ 10,661
Financials (0.0%):(c)		
Sberbank of Russia PJSC (b)(d)(e)(f)(g)	177,888	522
Materials (0.0%):(c)		
PhosAgro PJSC, GDR (b)(d)(e)	35,202	272
Severstal PAO (d)(e)(f)(g)	37,552	7,303
United Co. RUSAL International PJSC (d)(e)	555,630	4,775
		12,350
Utilities (0.0%):(c)		
Inter RAO UES PJSC (d)(e)	23,475,472	9,228
		32,835
South Africa (2.4%):		
Consumer Staples (0.7%):		
Shoprite Holdings Ltd.	88,279	1,174,925
Energy (0.3%):		
Thungela Resources, Ltd.	29,015	489,817
Financials (1.4%):		
Nedbank Group Ltd.	93,558	1,171,245
OUTsurance Group Ltd.	745,361	1,384,436
		2,555,681
		4,220,423
Taiwan (16.4%):		
Communication Services (1.0%):		
Far EasTone Telecommunications Co. Ltd.	779,000	1,670,445
Financials (0.8%):		
Taiwan Business Bank	3,391,000	1,428,916
Industrials (3.0%):		
Eva Airways Corp.	826,000	756,602
Evergreen Marine Corp. Ltd.	117,400	622,680
Far Eastern New Century Corp.	1,682,000	1,745,926
Tatung Co., Ltd. (b)	1,229,000	1,379,686
Yang Ming Marine Transport Corp.	346,000	737,440
		5,242,334
Information Technology (11.6%):		
ASE Technology Holding Co. Ltd.	319,000	974,688
Asustek Computer, Inc.	143,000	1,249,365
AU Optronics Corp.	1,659,800	810,133
Catcher Technology Co. Ltd.	246,000	1,352,792
Chicony Electronics Co. Ltd.	552,000	1,550,098
Compal Electronics, Inc.	2,323,000	1,742,325
Compeq Manufacturing Co. Ltd.	542,000	784,817
Hon Hai Precision Industry Co. Ltd.	543,000	1,765,121
Innolux Corp.	2,006,995	721,635
Inventec Corp.	1,999,000	1,707,463
Lite-On Technology Corp.	618,000	1,282,975
Macronix International Co. Ltd.	889,000	976,303
Pegatron Corp.	658,000	1,359,593
Powertech Technology, Inc.	567,000	1,461,226
Wistron Corp.	1,741,000	1,665,541
Zhen Ding Technology Holding Ltd.	268,000	915,658
		20,319,733
		28,661,428

See notes to financial statements.
29

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
Schedule of Portfolio Investments — *continued*
December 31, 2022
(Unaudited)

Security Description	Shares	Value
Thailand (9.9%):		
Communication Services (1.7%):		
Total Access Communication PCL	1,092,000	$ 1,474,286
True Corp. PCL	10,379,200	1,450,731
		2,925,017
Consumer Discretionary (0.9%):		
Asset World Corp. PCL	8,753,500	1,592,575
Consumer Staples (1.2%):		
Charoen Pokphand Foods PCL	2,982,500	2,136,042
Financials (3.4%):		
Bangkok Bank PCL	535,000	2,286,615
Kasikornbank PCL	480,000	2,044,612
Krung Thai Bank PCL	3,173,300	1,622,042
		5,953,269
Health Care (1.5%):		
Bangkok Dusit Medical Services PCL	1,671,600	1,399,935
Bumrungrad Hospital PCL	200,100	1,225,069
		2,625,004
Information Technology (0.4%):		
Delta Electronics Thailand PCL	28,200	675,935
Real Estate (0.8%):		
Central Pattana PCL	687,100	1,408,821
		17,316,663
Turkey (8.9%):		
Communication Services (0.5%):		
Turkcell Iletisim Hizmetleri A/S	419,306	850,052
Consumer Discretionary (1.8%):		
Arcelik A/S (h)	188,844	1,133,968
Ford Otomotiv Sanayi A/S	38,650	1,084,925
Tofas Turk Otomobil Fabrikasi A/S	109,626	972,166
		3,191,059
Consumer Staples (1.2%):		
BIM Birlesik Magazalar A/S	135,134	990,085
Coca-Cola Icecek A/S	105,278	1,151,657
		2,141,742
Energy (0.5%):		
Turkiye Petrol Rafinerileri A/S (b)(h)	31,220	885,384
Financials (1.7%):		
Akbank TAS	637,908	667,436
Haci Omer Sabanci Holding A/S	356,507	860,115
Turkiye Garanti Bankasi A/S	433,983	697,714
Turkiye Is Bankasi A/S	1,006,041	687,560
		2,912,825
Industrials (2.3%):		
Enka Insaat ve Sanayi A/S	615,376	1,091,434
KOC Holding AS	232,759	1,042,645
Turk Hava Yollari AO (b)	128,404	968,265
Turkiye Sise ve Cam Fabrikalari A/S	410,195	942,225
		4,044,569
Materials (0.5%):		
Eregli Demir ve Celik Fabrikalari TAS	343,838	759,255

See notes to financial statements.
30

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Unaudited)

Security Description	Shares		Value
Utilities (0.4%):			
Aksa Enerji Uretim As (h)	280,308	$	705,079
			15,489,965
United States (0.0%):(c)			
Materials (0.0%):(c)			
Phosagro Public Joint, GDR (b)(d)(e)	227		2
Total Common Stocks (Cost $171,059,415)			173,955,745
Rights (0.0%)(c)			
Thailand (0.0%):(c)			
Consumer Staples (0.0%):(c)			
Thai Union Group PCL , Expires 1/31/23 (b)(d)(e)	35,818		18,211
Total Rights (Cost $–)			18,211
Collateral for Securities Loaned (1.1%)^			
United States (1.1%):			
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (i)	482,145		482,145
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (i)	482,145		482,145
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (i)	482,145		482,145
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (i)	482,145		482,145
Total Collateral for Securities Loaned (Cost $1,928,580)			1,928,580
Total Investments (Cost $172,987,995) — 100.6%			175,902,536
Liabilities in excess of other assets — (0.6)%			(1,111,689)
NET ASSETS - 100.00%		$	174,790,847

^ Purchased with cash collateral from securities on loan.

(a) Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2022, the fair value of these securities was $7,014,329 and amounted to 4.0% of net assets.

(b) Non-income producing security.

(c) Amount represents less than 0.05% of net assets.

(d) The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2022, illiquid securities were less than 0.05% of net assets.

(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(f) Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government.

(g) The following table details the earliest acquisition date and cost of the Fund's Russian sanctioned restricted securities at December 31, 2022.

Security Name	Acquisition Date	Cost
Gazprom PJSC	12/8/2017	$722,938
Magnit PJSC, GDR	12/21/2021	479,540
Sberbank of Russia PJSC	10/24/2017	634,243
Severstal PAO	5/7/2021	881,363

(h) All or a portion of this security is on loan.

(i) Rate disclosed is the daily yield on December 31, 2022.

GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

See notes to financial statements.
31

Victory Portfolios II VictoryShares Emerging Markets Value Momentum ETF 32 (Unaudited) Schedule of Portfolio Investments — continued December 31, 2022 See notes to financial statements. Futures Contracts Purchased Number of Contracts Expiration Date Notional Amount Value Unrealized Appreciation (Depreciation) E-Mini MSCI Emerging Markets Index Futures .......................... 19 3/17/23 $ 917,743 $ 911,430 $ (6,313) Total unrealized appreciation $ – Total unrealized depreciation (6,313) Total net unrealized appreciation (depreciation) $ (6,313)

Victory Portfolios II

Statements of Assets and Liabilities
December 31, 2022

	VictoryShares US Value Momentum ETF	(Unaudited) VictoryShares US Small Mid Cap Value Momentum ETF
Assets:		
Investments, at value (Cost $234,321,430 and $210,408,800)	$ 245,888,937(a)	$ 216,478,245(b)
Cash	811,858	643,683
Deposit with broker for futures contracts	162,606	204,468
Receivables:		
Interest and dividends	403,251	318,855
From Adviser	8,746	—
Prepaid expenses	490	458
Total Assets	247,275,888	217,645,709
Liabilities:		
Payables:		
Collateral received on loaned securities	270,000	58,212
Variation margin on open futures contracts	2,687	2,484
Accrued expenses and other payables:		
Investment advisory fees	31,939	28,266
Administration fees	856	1,882
Custodian fees	3,296	3,118
Compliance fees	210	162
Trustees' fees	507	182
Other accrued expenses	38,323	35,661
Total Liabilities	347,818	129,967
Net Assets:		
Capital	309,565,482	262,430,336
Total accumulated earnings/(loss)	(62,637,412)	(44,914,594)
Net Assets	$ 246,928,070	$ 217,515,742
Shares outstanding (unlimited shares authorized, no par value):	3,900,000	3,450,000
Net asset value:	$ 63.31	$ 63.05

(a) Includes $253,200 of securities on loan.
(b) Includes $57,242 of securities on loan.

See notes to financial statements.
33

Victory Portfolios II

Statements of Assets and Liabilities
December 31, 2022

	VictoryShares International Value Momentum ETF	(Unaudited) VictoryShares Emerging Markets Value Momentum ETF
Assets:		
Investments, at value (Cost $258,914,540 and $172,987,995)	$ 271,300,316(a)	$ 175,902,536(b)
Foreign currency, at value (Cost $77,000 and $19,809)	76,800	19,809
Cash	1,028,561	674,788
Deposit with broker for futures contracts	262,893	246,695
Receivables:		
Interest and dividends	1,307,597	185,385
Investments sold	546	—
Reclaims	741,892	12,390
From Adviser	8,668	31,861
Prepaid expenses	571	399
Total Assets	274,727,844	177,073,863
Liabilities:		
Payables:		
Collateral received on loaned securities	1,835,252	1,928,580
Variation margin on open futures contracts	13,109	14,535
Accrued foreign capital gains taxes	—	157,835
Accrued expenses and other payables:		
Investment advisory fees	58,422	45,291
Administration fees	2,185	1,642
Custodian fees	25,820	69,297
Compliance fees	196	125
Trustees' fees	274	46
Other accrued expenses	68,202	65,665
Total Liabilities	2,003,460	2,283,016
Net Assets:		
Capital	346,106,972	214,085,840
Total accumulated earnings/(loss)	(73,382,588)	(39,294,993)
Net Assets	$ 272,724,384	$ 174,790,847
Shares outstanding (unlimited shares authorized, no par value):	6,550,000	4,350,000
Net asset value:	$ 41.64	$ 40.18

(a) Includes $1,767,922 of securities on loan.
(b) Includes $1,838,888 of securities on loan.

See notes to financial statements.
34

Victory Portfolios II

Statements of Operations
For the Six Months Ended December 31, 2022
(Unaudited)

	VictoryShares US Value Momentum ETF	VictoryShares US Small Mid Cap Value Momentum ETF
Investment Income:		
Dividends	$ 3,074,881	$ 2,393,400
Interest	8,018	9,441
Securities lending (net of fees)	316	25,235
Foreign tax withholding	(601)	(1,336)
Total Income	3,082,614	2,426,740
Expenses:		
Investment advisory fees	201,179	191,225
Administration fees	73,765	70,103
Sub-Administration fees	9,760	11,327
Custodian fees	7,426	7,256
Servicing fees	1,394	1,394
Trustees' fees	9,241	8,645
Compliance fees	1,234	1,157
Legal and audit fees	14,357	12,400
Licensing fees	33,528	31,869
Other expenses	16,546	19,393
Total Expenses	368,430	354,769
Expenses waived/reimbursed by Adviser	(100,304)	(41,736)
Net Expenses	268,126	313,033
Net Investment Income (Loss)	2,814,488	2,113,707
Realized/Unrealized Gains (Losses) from Investments:		
Net realized gains (losses) from investment securities	(3,363,876)	(8,893,748)
Net realized gains (losses) from futures contracts	50,584	(62,358)
Net realized gains (losses) from in-kind redemptions	4,618,811	7,320,585
Net change in unrealized appreciation/depreciation on investment securities	13,471,385	12,936,663
Net change in unrealized appreciation/depreciation on futures contracts	37,822	52,253
Net realized/unrealized gains (losses) on investments	14,814,726	11,353,395
Change in net assets resulting from operations	$ 17,629,214	$ 13,467,102

See notes to financial statements.
35

Victory Portfolios II

Statements of Operations
For the Six Months Ended December 31, 2022
(Unaudited)

	VictoryShares International Value Momentum ETF	VictoryShares Emerging Markets Value Momentum ETF
Investment Income:		
Dividends	$ 5,306,712	$ 5,414,955
Interest	4,981	—
Securities lending (net of fees)	44,696	17,755
Foreign tax withholding	(573,355)	(636,230)
Total Income	4,783,034	4,796,480
Expenses:		
Investment advisory fees	344,657	282,077
Administration fees	75,828	51,711
Sub-Administration fees	9,407	10,415
Custodian fees	54,680	164,913
Servicing fees	1,860	1,860
Trustees' fees	9,304	6,819
Compliance fees	1,240	863
Legal and audit fees	18,744	23,903
Line of credit fees	—	842
Interest fees	—	2,651
Licensing fees	48,252	32,909
Other expenses	21,465	18,519
Total Expenses	585,437	597,482
Expenses waived/reimbursed by Adviser	(103,014)	(171,309)
Net Expenses	482,423	426,173
Net Investment Income (Loss)	4,300,611	4,370,307
Realized/Unrealized Gains (Losses) from Investments:		
Net realized gains (losses) from investment securities and foreign currency transactions	(24,519,571)	(21,485,990)
Foreign taxes on realized gains	—	(216,344)
Net realized gains (losses) from futures contracts	(25,944)	(88,456)
Net realized gains (losses) from in-kind redemptions	1,023,310	1,639,237
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	31,614,302	17,865,726
Net change in unrealized appreciation/depreciation on futures contracts	(2,104)	9,690
Net change in accrued foreign taxes on unrealized gains	—	(96,057)
Net realized/unrealized gains (losses) on investments	8,089,993	(2,372,194)
Change in net assets resulting from operations	$ 12,390,604	$ 1,998,113

See notes to financial statements.

36

Victory Portfolios II

Statements of Changes in Net Assets

	VictoryShares US Value Momentum ETF		VictoryShares US Small Mid Cap Value Momentum ETF	
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
From Investment Activities:				
Operations:				
Net Investment Income (Loss)	$ 2,814,488	$ 5,579,531	$ 2,113,707	$ 3,329,478
Net realized gains (losses)	1,305,519	64,245,529	(1,635,521)	21,387,250
Net change in unrealized appreciation/depreciation	13,509,207	(84,518,410)	12,988,916	(69,348,412)
Change in net assets resulting from operations	17,629,214	(14,693,350)	13,467,102	(44,631,684)
Change in net assets resulting from distributions to shareholders	(3,305,008)	(5,861,933)	(1,960,674)	(3,010,992)
Change in net assets resulting from capital transactions	(34,857,284)	(155,196,933)	(51,347,136)	5,367,845
Change in net assets	(20,533,078)	(175,752,216)	(39,840,708)	(42,274,831)
Net Assets:				
Beginning of period	267,461,148	443,213,364	257,356,450	299,631,281
End of period	$ 246,928,070	$ 267,461,148	$ 217,515,742	$ 257,356,450
Capital Transactions:				
Proceeds from shares issued	$ —	$ 88,866,918	$ —	$ 95,338,557
Cost of shares redeemed	(34,857,284)	(244,063,851)	(51,347,136)	(89,970,712)
Change in net assets resulting from capital transactions	$ (34,857,284)	$ (155,196,933)	$ (51,347,136)	$ 5,367,845
Share Transactions:				
Issued	—	1,300,000	—	1,350,000
Redeemed	(550,000)	(3,600,000)	(800,000)	(1,250,000)
Change in Shares	(550,000)	(2,300,000)	(800,000)	100,000

See notes to financial statements.

37

Victory Portfolios II

Statements of Changes in Net Assets

(continued)

	VictoryShares International Value Momentum ETF		VictoryShares Emerging Markets Value Momentum ETF	
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
From Investment Activities:				
Operations:				
Net Investment Income (Loss)	$ 4,300,611	$ 10,073,851	$ 4,370,307	$ 9,609,284
Net realized gains (losses)	(23,522,205)	(689,429)	(20,151,553)	1,927,212
Net change in unrealized appreciation/depreciation	31,612,198	(64,701,944)	17,779,359	(59,090,887)
Change in net assets resulting from operations	12,390,604	(55,317,522)	1,998,113	(47,554,391)
Change in net assets resulting from distributions to shareholders	(3,096,237)	(12,229,755)	(5,753,172)	(10,246,565)
Change in net assets resulting from capital transactions	(19,527,145)	(6,876,009)	(31,389,901)	2,145,943
Change in net assets	(10,232,778)	(74,423,286)	(35,144,960)	(55,655,013)
Net Assets:				
Beginning of period	282,957,162	357,380,448	209,935,807	265,590,820
End of period	$ 272,724,384	$ 282,957,162	$ 174,790,847	$ 209,935,807
Capital Transactions:				
Proceeds from shares issued	$ —	$ —	$ —	$ 9,384,929
Cost of shares redeemed	(19,527,145)	(6,876,009)	(31,389,901)	(7,238,986)
Change in net assets resulting from capital transactions	$ (19,527,145)	$ (6,876,009)	$ (31,389,901)	$ 2,145,943
Share Transactions:				
Issued	—	—	—	200,000
Redeemed	(500,000)	(150,000)	(800,000)	(150,000)
Change in Shares	(500,000)	(150,000)	(800,000)	50,000

See notes to financial statements.

38

Victory Portfolios II

Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US Value Momentum ETF					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Ten Months Ended June 30, 2020(a)**	**Year Ended August 31, 2019**	**October 24, 2017(b) through August 31, 2018**
Net Asset Value, Beginning of Period	$60.10	$65.66	$45.30	$50.37	$53.85	$50.19
Investment Activities:						
Net investment income (loss)(c)	0.66	1.07	0.81	0.72	1.00	0.78
Net realized and unrealized gains (losses)	3.34	(5.52)	20.32	(4.85)	(3.59)	3.34
Total from Investment Activities	4.00	(4.45)	21.13	(4.13)	(2.59)	4.12
Distributions to Shareholders From:						
Net investment income	(0.79)	(1.11)	(0.77)	(0.94)	(0.89)	(0.46)
Total Distributions	(0.79)	(1.11)	(0.77)	(0.94)	(0.89)	(0.46)
Net Asset Value, End of Period	$63.31	$60.10	$65.66	$45.30	$50.37	$53.85
Total Return(d)	6.68%	(6.94)%	47.02%	(8.31)%	(4.79)%	8.23%
Ratios to Average Net Assets:						
Net Expenses (e)(f)	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Net Investment Income (Loss) (e)	2.10%	1.59%	1.47%	1.80%	2.00%	1.76%
Gross Expenses (e)(f)	0.27%	0.27%	0.27%	0.28%	0.25%	0.25%
Supplemental Data:						
Net Assets at end of period (000's)	$246,928	$267,461	$443,213	$464,347	$468,445	$398,504
Portfolio Turnover (d)(g)	73%	53%	76%	66%	87%	84%

(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

See notes to financial statements.
39

Victory Portfolios II **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	VictoryShares US Small Mid Cap Value Momentum ETF					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Ten Months Ended June 30, 2020(a)**	**Year Ended August 31, 2019**	**October 24, 2017(b) through August 31, 2018**
Net Asset Value, Beginning of Period	$60.55	$72.20	$45.57	$49.54	$57.21	$50.13
Investment Activities:						
Net investment income (loss)(c)	0.53	0.88	0.52	0.60	1.00	0.57
Net realized and unrealized gains (losses)	2.49	(11.79)	26.84	(3.74)	(7.86)	6.81
Total from Investment Activities	3.02	(10.91)	27.36	(3.14)	(6.86)	7.38
Distributions to Shareholders From:						
Net investment income	(0.52)	(0.74)	(0.73)	(0.83)	(0.81)	(0.30)
Total Distributions	(0.52)	(0.74)	(0.73)	(0.83)	(0.81)	(0.30)
Net Asset Value, End of Period	$63.05	$60.55	$72.20	$45.57	$49.54	$57.21
Total Return(d)	4.99%	(15.24)%	60.47%	(6.44)%	(11.99)%	14.80%
Ratios to Average Net Assets:						
Net Expenses (e)(f)	0.25%	0.24%(g)	0.24%(g)	0.25%	0.25%	0.25%
Net Investment Income (Loss) (e)	1.66%	1.26%	0.87%	1.53%	1.98%	1.25%
Gross Expenses (e)(f)	0.28%	0.27%	0.28%	0.31%	0.30%	0.30%
Supplemental Data:						
Net Assets at end of period (000's)	$217,516	$257,356	$299,631	$239,247	$101,564	$71,517
Portfolio Turnover (d)(h)	91%	70%	78%	70%	88%	81%

(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap. (See Note 5 in the Notes to Financial Statements).
(h) Excludes impact of in-kind transactions.

See notes to financial statements.
40

Victory Portfolios II **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	VictoryShares International Value Momentum ETF					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Ten Months Ended June 30, 2020(a)**	**Year Ended August 31, 2019**	**October 24, 2017(b) through August 31, 2018**
Net Asset Value, Beginning of Period	$40.14	$49.64	$38.42	$43.16	$48.10	$50.08
Investment Activities:						
Net investment income (loss)(c)	0.62	1.41	1.28	0.83	1.30	1.34
Net realized and unrealized gains (losses)	1.33	(9.20)	11.17	(4.35)	(4.99)	(2.64)
Total from Investment Activities	1.95	(7.79)	12.45	(3.52)	(3.69)	(1.30)
Distributions to Shareholders From:						
Net investment income	(0.45)	(1.71)	(1.23)	(1.22)	(1.25)	(0.68)
Total Distributions	(0.45)	(1.71)	(1.23)	(1.22)	(1.25)	(0.68)
Net Asset Value, End of Period	$41.64	$40.14	$49.64	$38.42	$43.16	$48.10
Total Return(d)	4.96%	(16.12)%	32.66%	(8.39)%	(7.70)%	(2.64)%
Ratios to Average Net Assets:						
Net Expenses (e)(f)	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net Investment Income (Loss) (e)	3.12%	2.96%	2.86%	2.41%	2.90%	3.12%
Gross Expenses (e)(f)	0.42%	0.41%	0.42%	0.41%	0.40%	0.40%
Supplemental Data:						
Net Assets at end of period (000's)	$272,724	$282,957	$357,380	$315,004	$323,693	$307,836
Portfolio Turnover (d)(g)	75%	68%	90%	62%	87%	65%

(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

See notes to financial statements.
41

Victory Portfolios II **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	VictoryShares Emerging Markets Value Momentum ETF					
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Year Ended June 30, 2021	Ten Months Ended June 30, 2020(a)	Year Ended August 31, 2019	October 24, 2017(b) through August 31, 2018
Net Asset Value, Beginning of Period	$40.76	$52.08	$37.91	$41.23	$45.58	$49.95
Investment Activities:						
Net investment income (loss)(c)	0.92	1.91	1.36	0.73	1.31	1.17
Net realized and unrealized gains (losses)	(0.35)	(11.18)	14.10	(2.85)	(4.73)	(5.10)
Total from Investment Activities	0.57	(9.27)	15.46	(2.12)	(3.42)	(3.93)
Distributions to Shareholders From:						
Net investment income	(1.15)	(2.05)	(1.29)	(1.20)	(0.93)	(0.44)
Total Distributions	(1.15)	(2.05)	(1.29)	(1.20)	(0.93)	(0.44)
Net Asset Value, End of Period	$40.18	$40.76	$52.08	$37.91	$41.23	$45.58
Total Return(d)	1.47%	(18.34)%	41.48%	(5.47)%	(7.62)%	(7.95)%
Ratios to Average Net Assets:						
Net Expenses (e)(f)	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Net Investment Income (Loss) (e)	4.65%	4.05%	2.98%	2.18%	3.00%	2.77%
Gross Expenses (e)(f)	0.64%	0.55%	0.56%	0.57%	0.50%	0.50%
Supplemental Data:						
Net Assets at end of period (000's)	$174,791	$209,936	$265,591	$164,892	$169,051	$154,974
Portfolio Turnover (d)(g)	81%	70%	95%	51%	67%	58%

(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

See notes to financial statements.
42

Victory Portfolios II

Notes to Financial Statements
December 31, 2022

(Unaudited)

1. Organization:

Victory Portfolios II (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 25 funds, 23 of which are Exchange-Traded Funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the following four Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)
VictoryShares US Value Momentum ETF (Formerly VictoryShares USAA MSCI USA Value Momentum ETF)	US Value Momentum ETF
VictoryShares US Small Mid Cap Value Momentum ETF (Formerly VictoryShares USAA MSCI USA Small Cap Value Momentum ETF)	US Small Mid Cap Value Momentum ETF
VictoryShares International Value Momentum ETF (Formerly Victory-Shares USAA MSCI International Value Momentum ETF)	International Value Momentum ETF
VictoryShares Emerging Markets Value Momentum ETF (Formerly VictoryShares USAA MSCI Emerging Markets Value Momentum ETF)	Emerging Markets Value Momentum ETF

Victory Capital Management Inc. ("VCM" or the "Adviser") is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. (the "Exchange"). The Funds issue and redeem shares ("Shares") at net asset value ("NAV") only in aggregations of 50,000 shares, (each a "Creation Unit"). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund's Index (the "Deposit Securities"), and/or with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the distributor. Only Authorized Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.

The transaction fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
US Value Momentum ETF	$ 500	2.00%
US Small Mid Cap Value Momentum ETF	750	2.00%
International Value Momentum ETF	3,000	2.00%
Emerging Markets Value Momentum ETF	5,500	2.00%

* As a percentage of the amount invested

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

43

Notes to Financial Statements — continued Victory Portfolios II December 31, 2022 44 (Unaudited) The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below: • Level 1 — quoted prices (unadjusted) in active markets for identical securities • Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.) • Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments) Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments. The Adviser, appointed as the valuation designee by the Trust's Board of Trustees' (the “Board”), has established the Pricing and Liquidity Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board. Portfolio securities listed or traded on securities exchanges, including ETFs, American Depositary Receipts (“ADRs”), and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy. In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be. In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy. A summary of the valuations as of December 31, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments: Level 1 Level 2 Level 3 Total US Value Momentum ETF Common Stocks............................ $245,618,937 $— $— $245,618,937 Collateral for Securities Loaned ................ 270,000 — — 270,000 Total .................................... $245,888,937 $— $— $245,888,937 Other Financial Investments* Liabilities: Futures Contracts........................... (19,311) — — (19,311) Total .................................... $(19,311) $— $— $(19,311) US Small Mid Cap Value Momentum ETF Common Stocks............................ 216,409,450 — — 216,409,450 Rights................................... — — 10,583 10,583 Collateral for Securities Loaned ................ 58,212 — — 58,212 Total .................................... $216,467,662 $— $10,583 $216,478,245 Other Financial Investments* Liabilities: Futures Contracts........................... (15,527) — — (15,527) Total .................................... $(15,527) $— $— $(15,527) International Value Momentum ETF Common Stocks............................ 269,423,791 — — 269,423,791 Rights................................... — 41,273 — 41,273

Notes to Financial Statements — continued Victory Portfolios II December 31, 2022 45 (Unaudited) Level 1 Level 2 Level 3 Total International Value Momentum ETF, continued Collateral for Securities Loaned ................ $1,835,252 $— $— $1,835,252 Total .................................... $271,259,043 $41,273 $— $271,300,316 Other Financial Investments* Liabilities: Futures Contracts........................... (14,297) — — (14,297) Total .................................... $(14,297) $— $— $(14,297) Emerging Markets Value Momentum ETF Common Stocks............................ 173,911,635 — 44,110 173,955,745 Rights................................... — — 18,211 18,211 Collateral for Securities Loaned ................ 1,928,580 — — 1,928,580 Total .................................... $175,840,215 $— $62,321 $175,902,536 Other Financial Investments* Liabilities: Futures Contracts........................... (6,313) — — (6,313) Total .................................... $(6,313) $— $— $(6,313) * Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment. As of December 31, 2022, there were no transfers into/out of Level 3. Real Estate Investment Trusts (“REITs”): The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known. Investment Companies: Open-End Funds: The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. Derivative Instruments: Foreign Exchange Currency Contracts: The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2022, the Funds had no open forward foreign exchange currency contracts. Futures Contracts: The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities

Notes to Financial Statements — continued Victory Portfolios II December 31, 2022 46 (Unaudited) index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Funds to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds' futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds' ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with broker for futures contracts. Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the six months December 31, 2022, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash. Summary of Derivative Instruments: The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2022: Liabilities Variation Margin Payable on Open Futures Contracts* Equity Risk Exposure: (55,448) US Value Momentum ETF ............................................................................. $ 19,311 US Small Mid Cap Value Momentum ETF .................................................................. 15,527 International Value Momentum ETF ...................................................................... 14,297 Emerging Markets Value Momentum ETF .................................................................. 6,313 * Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities. The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended December 31, 2022: Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result of Operations Net Realized Gains (Losses) from Futures Contracts Net Change in Unrealized Appreciation/ Depreciation on Futures Contracts Equity Risk Exposure: (126,174) 97,661 US Value Momentum ETF ........................................................... $ 50,584 $ 37,822 US Small Mid Cap Value Momentum ETF ................................................ (62,358) 52,253 International Value Momentum ETF .................................................... (25,944) (2,104) Emerging Markets Value Momentum ETF ................................................ (88,456) 9,690 All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Notes to Financial Statements — continued Victory Portfolios II December 31, 2022 47 (Unaudited) Investment Transactions and Related Income: Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates. Securities Lending: The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds' securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default. The following table is a summary of the Funds' securities lending transactions as of December 31, 2022. Value of Securities on Loan Non-Cash Collateral Cash Collateral US Value Momentum ETF .......................................... $ 253,200 $— $ 270,000 US Small Mid Cap Value Momentum ETF ............................... 57,242 — 58,212 International Value Momentum ETF ................................... 1,767,922 — 1,835,252 Emerging Markets Value Momentum ETF ............................... 1,838,888 — 1,928,580 Foreign Currency Translations: The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations. Foreign Taxes: The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest. Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Victory Portfolios II

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

For the six months ended December 31, 2022, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the six months ended December 31, 2022, are included in the table below. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in kind redemptions.

	Excluding U.S. Government Securities and In-Kind Transactions		Associated with In-Kind Transactions	
	Purchases	**Sales**	**Purchases**	**Sales**
US Value Momentum ETF	$ 192,789,799	$ 192,688,873	$ —	$ 34,675,445
US Small Mid Cap Value Momentum ETF	230,505,696	229,751,068	—	50,970,641
International Value Momentum ETF	202,693,937	203,175,734	—	19,041,513
Emerging Markets Value Momentum ETF	149,474,727	163,829,312	—	16,607,444

4. Affiliated Fund Ownership:

The Funds offer shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2022, certain fund-of-funds owned total outstanding shares of the Funds as follows:

US Value Momentum ETF	Ownership %
USAA Cornerstone Conservative Fund	2.1
USAA Cornerstone Equity Fund	10.4
USAA Target Retirement Income Fund	4.9
USAA Target Retirement 2030 Fund	16.3
USAA Target Retirement 2040 Fund	25.7
USAA Target Retirement 2050 Fund	17.6
USAA Target Retirement 2060 Fund	2.5

Small Mid Cap Value Momentum ETF	Ownership %
USAA Cornerstone Conservative Fund	0.5
USAA Cornerstone Equity Fund	2.9
USAA Target Retirement Income Fund	2.5
USAA Target Retirement 2030 Fund	10.0
USAA Target Retirement 2040 Fund	13.1
USAA Target Retirement 2050 Fund	8.1
USAA Target Retirement 2060 Fund	1.2

International Value Momentum ETF	Ownership %
USAA Cornerstone Conservative Fund	1.7
USAA Cornerstone Equity Fund	8.5
USAA Target Retirement Income Fund	6.7
USAA Target Retirement 2030 Fund	18.4
USAA Target Retirement 2040 Fund	27.6
USAA Target Retirement 2050 Fund	18.8
USAA Target Retirement 2060 Fund	2.7

Emerging Markets Value Momentum ETF	Ownership %
USAA Cornerstone Aggressive Fund	0.4
USAA Cornerstone Conservative Fund	1.6
USAA Cornerstone Equity Fund	6.1
USAA Cornerstone Moderate Fund	1.2

48

Victory Portfolios II

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

USAA Cornerstone Moderately Aggressive Fund	1.6
USAA Cornerstone Moderately Conservative Fund	0.2
USAA Target Retirement Income Fund	6.6
USAA Target Retirement 2030 Fund	15.1
USAA Target Retirement 2040 Fund	25.2
USAA Target Retirement 2050 Fund	17.2
USAA Target Retirement 2060 Fund	2.5

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

	Flat Rate
US Value Momentum ETF	0.15%
US Small Mid Cap Value Momentum ETF	0.15%
International Value Momentum ETF	0.25%
Emerging Markets Value Momentum ETF	0.30%

Amounts incurred and paid to VCM for the six months ended December 31, 2022, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets		
Up to $15 billion	**$15 billion — $30 billion**	**Over $30 billion**
0.08%, plus	0.05%, plus	0.04%

Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Sub-Administration fees.

The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and USAA Mutual Funds (collectively, the "Victory Funds Complex"), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Compliance fees.

Distributor/Underwriting Services:

Foreside Fund Services, LLC serves as the Funds' distributor.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of December 31, 2022, the expense limits (excluding voluntary waivers) are as follows:

49

Victory Portfolios II

Notes to Financial Statements — *continued*
December 31, 2022
(Unaudited)

	In Effect Until October 31, 2023
US Value Momentum ETF	0.20%
US Small Mid Cap Value Momentum ETF	0.25%
International Value Momentum ETF	0.35%
Emerging Markets Value Momentum ETF	0.45%

Under the terms of the expense limitation agreements, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of December 31, 2022, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at December 31, 2022.

	Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
US Value Momentum ETF	$ 171,944	$ 169,706	$ 130,524	$ 56,383	$ 528,557
US Small Mid Cap Value Momentum ETF	37,764	—	—	—	37,764
International Value Momentum ETF	71,346	144,936	104,166	57,862	378,310
Emerging Markets Value Momentum ETF	104,495	195,585	147,952	140,521	588,553

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser. For the six months ended December 31, 2022, the Adviser voluntarily waived the following amounts:

US Value Momentum ETF	$43,921
US Small Mid Cap Value Momentum ETF	41,736
International Value Momentum ETF	45,152
Emerging Markets Value Momentum ETF	30,788

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and distributor.

6. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Equity Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general, economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk — The Emerging Markets Value Momentum ETF invests in securities of foreign issuers in various countries. Foreign securities may be subject to risk of loss because of more of less foreign government regulations, less public information, and less economic, political, and social stability in the countries in which the Funds invest. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in shares registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Passive Investment Risk — Each Fund is designed to track its index and is not actively managed. A Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from its index. A Fund does not, therefore, seek returns in excess of its index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by its index. Different types of investment styles, for example passively managed or actively managed, or growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which

50

Victory Portfolios II

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

7. Borrowing:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Prior to June 28, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, June 27, 2022, interest was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. The Funds did not experience a material financial impact transitioning from LIBOR to SOFR. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2022, were as follows:

	Amount Outstanding December 31, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Emerging Markets Value Momentum ETF	$—	$4,811,871	31	4.79%	$20,700,000

* Based on the number of days borrowings were outstanding for the period ended December 31, 2022.

8. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
US Value Momentum ETF	Monthly	Monthly
US Small Mid Cap Value Momentum ETF	Monthly	Monthly
International Value Momentum ETF	Monthly	Monthly
Emerging Markets Value Momentum ETF	Monthly	Monthly

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

As of tax year ended June 30, 2022, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

	Short-Term Amount	Long-Term Amount	Total
US Value Momentum ETF	$ 55,201,537	$ 20,164,210	$ 75,365,747
US Small Mid Cap Value Momentum ETF	44,173,153	5,142,550	49,315,703
International Value Momentum ETF	50,644,305	10,558,298	61,202,603
Emerging Markets Value Momentum ETF	17,581,884	1,021,501	18,603,385

51

Victory Portfolios II

Supplemental Information
December 31, 2022

(Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022, through December 31, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/22	Actual Ending Account Value 12/31/22	Hypothetical Ending Account Value 12/31/22	Actual Expenses Paid During Period 7/1/22 - 12/31/22*	Hypothetical Expenses Paid During Period 7/1/22 - 12/31/22*	Annualized Expense Ratio During Period 7/1/22 - 12/31/22
US Value Momentum ETF	$1,000.00	$1,066.80	$1,024.20	$1.04	$1.02	0.20%
US Small Mid Cap Value Momentum ETF	1,000.00	1,049.90	1,023.95	1.29	1.28	0.25%
International Value Momentum ETF	1,000.00	1,049.60	1,023.44	1.81	1.79	0.35%
Emerging Markets Value Momentum ETF	1,000.00	1,014.70	1,022.94	2.29	2.29	0.45%

* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

52

Victory Portfolios II 53 (Unaudited) Supplemental Information — continued December 31, 2022 Considerations of the Board in Continuing the Investment Advisory Agreements (the “Agreement”) The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 6, 2022. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 18, 2022 and December 6, 2022. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees. The Board noted that each Fund assumed the performance of its predecessor fund, that the Adviser became the investment adviser to each Fund on February 26, 2019, and that prior to that date each predecessor fund was managed by a different investment adviser. The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors: • The requirements of the Funds for the services provided by the Adviser; • The nature, quality and extent of the services provided and expected to be provided; • The performance of the Funds as compared to comparable funds; • The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable); • Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds; • Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds; • The total expenses of each Fund; • Management’s commitment to operating the Funds at competitive expense levels; • The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds; • Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions; • Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution; • The capabilities and financial condition of the Adviser; • Current economic and industry trends; and • The historical relationship between the Trust and the Adviser. The Board reviewed each Fund’s current management fee in the context of the Adviser’s profitability with respect to each Fund. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fee and total expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable exchange-traded funds (“ETFs”) compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board noted that none of the advisory fee arrangements for the Funds included breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below. The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust. The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund’s respective peer group. The Board also found that each Fund’s net annual expense ratio was reasonable as compared with each Fund’s respective peer group. The Board considered the Adviser’s contractual agreement with each Fund to waive its fees and reimburse expenses for a specified period of time, as described in the Fund’s prospectus. The Board reviewed each Fund’s performance over the one- and three-year periods against the performance of the Fund’s selected peer group and benchmark index, noting that each Fund’s investment objective is to track its benchmark index before fees and expenses. The Board recognized that the performance of each Fund is net of expenses, while the performance of each benchmark index reflects gross returns, and as

Supplemental Information — continued Victory Portfolios II December 31, 2022 54 (Unaudited) a result, each Fund will generally underperform its benchmark index due to fees and expenses. The Board also considered each Fund’s tracking error as a factor in evaluating performance. The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors. > VictoryShares US Value Momentum ETF Noting that the Fund commenced operations in 2017, the Board compared the Fund’s one-year and three-year performance for the periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-year period, underperformed the benchmark index for the three-year period, and underperformed the peer group median for both of the periods reviewed. The Board noted the Fund’s tracking error for the periods relative to its peers. Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. VictoryShares US Small Mid Cap Value Momentum ETF Noting that the Fund commenced operations in 2017, the Board compared the Fund’s one-year and three-year performance for the periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for both of the periods reviewed, underperformed the peer group median for the one-year period, and outperformed the peer group median for the three-year period. The Board noted the Fund’s tracking error for the periods relative to its peers. Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. VictoryShares International Value Momentum ETF Noting that the Fund commenced operations in 2017, the Board compared the Fund’s one-year and three-year performance for the periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for both of the periods reviewed. Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. The Board noted the Fund’s tracking error for the periods relative to its peers. VictoryShares Emerging Markets Value Momentum ETF Noting that the Fund commenced operations in 2017, the Board compared the Fund’s one-year and three-year performance for the periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for both of the periods reviewed, outperformed the peer group median for the one-year period and underperformed the peer group median for the three-year period. The Board noted the Fund’s tracking error for the periods relative to its peers. Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. Conclusion: Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others: • The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies, to the extent applicable; • The nature, quality and extent of the investment advisory services provided by the Adviser;

Supplemental Information — continued Victory Portfolios II December 31, 2022 55 (Unaudited) • The Adviser’s entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Funds; • The Adviser’s representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience; • The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams; and • The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-mance of the Adviser.

Privacy Policy Protecting the Privacy of Information The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance. We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose. To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.* * You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds P.O. Box 182593 Columbus, Ohio 43218-2593 Visit our website at: vcm.com Call Victory at: 866-376-7890 VS-ETF-SAR (12/22)

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)        Not applicable.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios II

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	March 1, 2023

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 1, 2023